     As filed with the Securities and Exchange Commission on April 6, 2016


                                       Registration Numbers 333-152189/811-21262
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--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4





           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 8
                                    AND
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 186



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                                 ------------
                         METLIFE INSURANCE COMPANY USA
                                  (Depositor)



             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (212) 578-9500


                                 ------------
                              ERIC T. STEIGERWALT
                         METLIFE INSURANCE COMPANY USA
             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
                    (Name and Address of Agent for Service)


                                 ------------
                                   Copies to:

                             Diane E. Ambler, Esq.
                                 K&L Gates LLP
                              1601 K Street, N.W.
                             Washington, D.C. 20006

                 Approximate Date of Proposed Public Offering:

              On May 1, 2016 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2016 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable
                                        Annuity Contracts
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


                               UNIVERSAL ANNUITY
This prospectus describes Universal Annuity, a flexible premium variable annuity contract (the "Contract") issued by MetLife Insurance Company USA (the "Company, "Our", "Us" or "We"). The Contract was available for use in connection with 401(a) Plans, 401(k) Plans, 403(a) Plans, 403(b) Plans, 408(b) Plans, Non-Qualified Plans, Traditional IRAs, Roth IRAs, Keoghs, Simplified Employee Pensions ("SEPs") and 457(b) Plans. The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through MetLife of CT Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed (Flexible Annuity) Account. The Funding Options available for all Contracts are:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class 2
     Equity-Income Portfolio -- Initial Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Loomis Sayles Global Markets Portfolio -- Class A

     Met/Wellington Large Cap Research Portfolio -- Class E

     MetLife Asset Allocation 100 Portfolio -- Class B
     MetLife Small Cap Value Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class A
     PIMCO Inflation Protected Bond Portfolio -- Class A


     PIMCO Total Return Portfolio -- Class B

     SSGA Growth and Income ETF Portfolio -- Class B
     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B

METROPOLITAN SERIES FUND
     Barclays Aggregate Bond Index Portfolio -- Class A
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A

     Met/Wellington Balanced Portfolio -- Class A
     Met/Wellington Core Equity Opportunities Portfolio -- Class A

     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     MSCI EAFE(R) Index Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     Russell 2000(R) Index Portfolio -- Class A
     T. Rowe Price Small Cap Growth Portfolio -- Class B

  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A

TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2016.


We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-233-3591, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                         PROSPECTUS DATED: MAY 1, 2016

                               TABLE OF CONTENTS






                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    6
Fee Table.....................................................    9
Condensed Financial Information...............................   13
The Annuity Contract and Your Retirement Plan.................   13
  403(b) Plan Terminations....................................   13
  Other Plan Terminations.....................................   13
The Annuity Contract..........................................   14
  Non-Natural Persons as Owners or Beneficiaries..............   14
  Contract Owner Inquiries....................................   15
  Purchase Payments...........................................   15
  Purchase Payments ---- Section 403(b) Plans.................   15
  Accumulation Units..........................................   15
  Valuation of Assets.........................................   16
  The Funding Options.........................................   16
  Underlying Funds Which Are Fund of Funds....................   21
Fixed Account.................................................   22
Charges and Deductions........................................   22
  General.....................................................   22
  Withdrawal Charge...........................................   23
  Free Withdrawal Allowance...................................   24
  Contract Administrative Charge..............................   24
  Mortality and Expense Risk Charge...........................   24
  Funding Option Expenses.....................................   24
  Variable Liquidity Benefit Charge...........................   24
  Premium Tax.................................................   25
  Income Taxes................................................   25
  Changes in Taxes Based upon Premium or Value................   25
  TPA Administrative Charges..................................   25
Transfers.....................................................   25
  Restrictions on Transfers...................................   25
  Dollar Cost Averaging.......................................   27
Access to Your Money..........................................   28
  Systematic Withdrawals......................................   29
Ownership Provisions..........................................   29
  Types of Ownership..........................................   29
  Contract Owner..............................................   29
  Beneficiary.................................................   29
  Annuitant...................................................   29
  Abandoned Property Requirements.............................   30
Death Benefit.................................................   30
  Death Proceeds before the Maturity Date.....................   30
  Payment of Proceeds.........................................   30
  Beneficiary Contract Continuance (not permitted for
    non-natural Beneficiaries)................................   32
  Planned Death Benefit.......................................   32
  Death Proceeds after the Maturity Date......................   32
  Total Control Account.......................................   32
The Annuity Period............................................   33
  Maturity Date...............................................   33


                                                               PAGE
                                                               -----
  Allocation of Annuity.......................................   33
  Variable Annuity............................................   33
  Fixed Annuity...............................................   34
Payment Options...............................................   34
  Election of Options.........................................   34
  Annuity Options.............................................   34
  Variable Liquidity Benefit..................................   35
Miscellaneous Contract Provisions.............................   36
  Right to Return.............................................   36
  Termination of Allocated Contracts..........................   36
  Termination of Group Contract or Account....................   36
  Distribution from One Account to Another Account............   37
  Change of Contract..........................................   37
  Required Reports............................................   38
  Assignment..................................................   38
  Suspension of Payments......................................   38
  Misstatement................................................   38
  Funding Options.............................................   38
  Cybersecurity Risks.........................................   38
The Separate Account..........................................   39
  Performance Information.....................................   39
Federal Tax Considerations....................................   40
  Non-Qualified Annuity Contracts.............................   40
  Qualified Annuity Contracts.................................   43
  Additional Information Regarding TSA (ERISA and
    non-ERISA) 403(b).........................................   47
Other Information.............................................   50
  The Insurance Company.......................................   50
  Financial Statements........................................   50
  Distribution of the Contracts...............................   50
  Conformity with State and Federal Laws......................   52
  Voting Rights...............................................   52
  Contract Modification.......................................   53
  Postponement of Payment (the "Emergency
    Procedure")...............................................   53
  Restrictions on Financial Transactions......................   53
  Legal Proceedings...........................................   53
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal and Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: The Fixed Account.................................  F-1
Appendix G: Premium Tax Table.................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.


ANNUITANT -- a person on whose life the Maturity Date depends and Annuity Payments are made.


ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company USA.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).


CONTRACT YEAR -- twelve-month periods beginning with the Contract Date, or any anniversary thereof.


DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.


MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin (referred to in the prospectus as Maturity Date).


PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.


UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.


VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.


YOU, YOUR -- "You," depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan termination, as of the date of the Contract or cash distribution under such Plan termination, "You" means the Participant who has received such Contract or cash distribution.


YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                               UNIVERSAL ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account, sometimes called the Flexible Annuity Account, that is part of the general account (the "Fixed Account"). Because of exemptive and exclusionary provisions, interest in the Fixed Account has not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940. We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.


The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity or income options. You may receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable income or Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from individual retirement annuities; (3) rollovers from other qualified retirement Plans; and (4) Beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), 408(b) or 457 of the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

You may purchase a Qualified Contract with an initial payment of at least $20, except in the case of an individual retirement plan ("IRA"), for which the minimum initial payment is $1,000. Under a Qualified Contract, You may make additional payments of at least $20. For non-qualified Contracts, the minimum initial Purchase Payment is $1,000, and $100 thereafter. No additional payments are allowed if the Contract is purchased with a Beneficiary-directed transfer of death proceeds.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a qualified Plan, the maximum age is 70 1/2.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If You purchase an individual Contract, You are the Contract Owner. If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. Where We refer to "You," We are referring to the individual Contract Owner or the group Participant, as applicable. For convenience, We refer to both Contracts and Certificates as "Contracts".

We issue group Contracts in connection with retirement Plans. Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example dollar cost averaging). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan administrator.

The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If You cancel the Contract within ten days after You receive it, You will receive a full refund of Your Contract Value plus any Contract charges and Premium Taxes You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the right to return period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment.

If You purchased Your Contract as an IRA, and You return it within the first seven days after delivery, or longer if Your state permits, We will refund Your full Purchase Payment. During the remainder of the right to return period, We will refund Your Contract Value (including charges We assessed). We will determine Your Contract Value at the close of business on the day We receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Please refer to Appendix F for possible restrictions between the Fixed Account and the Funding Options.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense ("M&E") risk charge daily from the amounts You allocate to the Separate Account. We deduct the M&E risk charge at an annual rate of 1.25%. We also deduct a semi-annual Contract administrative charge of $15.

Each Underlying Fund also charges for management costs and other expenses.

If You withdraw amounts from the Contract, We may deduct a withdrawal charge. The charge equals 5% of each Purchase Payment withdrawn if withdrawn within 5 years of the payment date.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "Payment Options" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies before the payout phase upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. There is no death benefit after the payout phase begins, however, depending on the Annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information). We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of Beneficiary Contract continuance. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Please refer to the "Death Benefit" section of the prospectus for more details.


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

   o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of Your death, that Beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the Beneficiary.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix G), which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


CONTINGENT DEFERRED SALES CHARGE
(as a percentage of Purchase Payments withdrawn)
If withdrawn within 5 years after the Purchase Payment is made............................ 5.00%
If withdrawn 5 or more years after the Purchase Payment is made........................... 0.00%
VARIABLE LIQUIDITY BENEFIT CHARGE(1)...................................................... 5.00%
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments)

------------
(1) The Variable Liquidity Benefit Withdrawal Charge declines to zero after five years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                5%
          2 years               3 years                5%
          3 years               4 years                5%
          4 years               5 years                5%
         5 + years                                     0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $15

ANNUAL SEPARATE ACCOUNT CHARGES


MORTALITY AND EXPENSE RISK CHARGE................................. 1.25%
(as a percentage of average net assets of the Separate Account)(2)


(2) We are waiving the following amounts of the Mortality and Expensie Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; 0.10% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio -- Class A of the Metropolitan Series Fund; 0.12% for the Subaccount investing in the BlackRock Bond Income Portfolio - Class A of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio - Class A of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets -- Class A of the Met Investor Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Met Investor Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Metropolitan Series Fund; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A of the Met Investors Series Trust.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):


The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-233-3591. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.59%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.




                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2......    0.55%     0.25%            0.08%
 Equity-Income Portfolio -- Initial Class........    0.45%       --             0.09%
 High Income Portfolio -- Initial Class+.........    0.56%       --             0.12%
 Mid Cap Portfolio -- Service Class 2............    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+.........    0.77%     0.25%            0.04%
 Templeton Developing Markets VIP Fund...........    1.25%     0.25%            0.08%
 Templeton Foreign VIP Fund......................    0.75%     0.25%            0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Overseas Portfolio..............................    0.44%     0.25%            0.13%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio......................................    0.70%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................    0.75%       --             0.09%
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --             0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A.......    0.60%       --             0.07%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A........................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B...........    0.56%     0.25%            0.02%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2......   --             0.88%       --              0.88%
 Equity-Income Portfolio -- Initial Class........ 0.08%            0.62%       --              0.62%
 High Income Portfolio -- Initial Class+.........   --             0.68%       --              0.68%
 Mid Cap Portfolio -- Service Class 2............   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+.........   --             1.06%       --              1.06%
 Templeton Developing Markets VIP Fund........... 0.01%            1.59%     0.01%             1.58%
 Templeton Foreign VIP Fund......................   --             1.03%       --              1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Overseas Portfolio..............................   --             0.82%       --              0.82%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio......................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................   --             0.84%     0.04%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --             0.71%     0.00%             0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................   --             0.82%     0.00%             0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A....... 0.06%            0.73%       --              0.73%
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A........................................   --             0.57%     0.00%             0.57%
 Harris Oakmark International Portfolio --
  Class A........................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B...........   --             0.83%     0.02%             0.81%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 Invesco Small Cap Growth Portfolio --
  Class A..........................................    0.85%       --           0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A..........................................    0.77%       --           0.05%
 Loomis Sayles Global Markets Portfolio --
  Class A..........................................    0.70%       --           0.08%
 Met/Wellington Large Cap Research
  Portfolio -- Class E.............................    0.56%     0.15%          0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B..........................................    0.07%     0.25%          0.01%
 MetLife Small Cap Value Portfolio --
  Class B..........................................    0.75%     0.25%          0.02%
 MFS(R) Research International Portfolio --
  Class B..........................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class A..........................................    0.66%       --           0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................    0.47%       --           0.15%
 PIMCO Total Return Portfolio -- Class B...........    0.48%     0.25%          0.04%
 SSGA Growth and Income ETF Portfolio --
  Class B..........................................    0.31%     0.25%            --
 SSGA Growth ETF Portfolio -- Class B..............    0.32%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++........................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%       --           0.03%
 BlackRock Bond Income Portfolio --
  Class A..........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................    0.69%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.............................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................    0.71%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A..............    0.60%       --           0.02%
 Met/Wellington Balanced Portfolio --
  Class A..........................................    0.46%       --           0.08%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%       --           0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................    0.05%     0.25%            --
 MetLife Mid Cap Stock Index Portfolio --
  Class A+.........................................    0.25%       --           0.04%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%       --           0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --           0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.81%       --           0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --           0.06%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 Invesco Small Cap Growth Portfolio --
  Class A..........................................   --             0.87%     0.02%             0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A..........................................   --             0.82%     0.09%             0.73%
 Loomis Sayles Global Markets Portfolio --
  Class A..........................................   --             0.78%       --              0.78%
 Met/Wellington Large Cap Research
  Portfolio -- Class E.............................   --             0.74%     0.04%             0.70%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................... 0.07%            1.09%     0.00%             1.09%
 MFS(R) Research International Portfolio --
  Class B..........................................   --             1.01%     0.06%             0.95%
 Oppenheimer Global Equity Portfolio --
  Class A..........................................   --             0.71%     0.08%             0.63%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A.............................   --             0.62%     0.01%             0.61%
 PIMCO Total Return Portfolio -- Class B...........   --             0.77%     0.04%             0.73%
 SSGA Growth and Income ETF Portfolio --
  Class B.......................................... 0.22%            0.78%       --              0.78%
 SSGA Growth ETF Portfolio -- Class B.............. 0.24%            0.83%       --              0.83%
 T. Rowe Price Large Cap Value Portfolio --
  Class B..........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++........................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A..........................................   --             0.28%     0.01%             0.27%
 BlackRock Bond Income Portfolio --
  Class A..........................................   --             0.36%     0.00%             0.36%
 BlackRock Capital Appreciation
  Portfolio -- Class A.............................   --             0.71%     0.05%             0.66%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A.............................   --             0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................   --             0.84%     0.02%             0.82%
 Jennison Growth Portfolio -- Class A..............   --             0.62%     0.08%             0.54%
 Met/Wellington Balanced Portfolio --
  Class A..........................................   --             0.54%     0.00%             0.54%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A.............................   --             0.72%     0.12%             0.60%
 MetLife Asset Allocation 20 Portfolio --
  Class B.......................................... 0.52%            0.88%     0.01%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B.......................................... 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B.......................................... 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B.......................................... 0.65%            0.95%       --              0.95%
 MetLife Mid Cap Stock Index Portfolio --
  Class A+......................................... 0.01%            0.30%     0.00%             0.30%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class F..........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%             0.58%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%     0.00%             0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.84%     0.01%             0.83%
 Russell 2000(R) Index Portfolio -- Class A........ 0.01%            0.32%     0.00%             0.32%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+.......................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........    0.59%     --               0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A........    0.47%     --               0.02%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................    0.65%     --             0.58%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B+.......................      --          0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................      --          0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........      --          0.63%     0.04%             0.59%
 Western Asset Management
  U.S. Government Portfolio -- Class A........      --          0.49%     0.01%             0.48%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................      --          1.23%     0.34%             0.89%


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if You do not elect all of the available optional benefits.



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
EXAMPLE 1                                 --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $814    $1,349    $1,959     $3,155     $314      $899    $1,509    $3,155
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $682    $  951    $1,293     $1,807     $182      $501    $  843    $1,807

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
The Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan administrator to exercise certain rights. We may rely on the Plan administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.


If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable withdrawal charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Withdrawal charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or by one of Our affiliates, which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable withdrawal charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.



OTHER PLAN TERMINATIONS


Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable withdrawal charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Withdrawal charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable withdrawal charge and withholding.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Universal Annuity is a Contract between the Contract Owner and the Company.
This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options. We may also offer a Fixed Account option. Where permitted by law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a Qualified Plan, the maximum age is 70 1/2.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement plan ("IRA")does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES



If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

CONTRACT OWNER INQUIRIES



Any questions You have about Your Contract should be directed to Our Home Office at 1-800-233-3591.



PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin. Minimum average Purchase Payment amounts are:

o individual retirement Annuities: $1,000
o other tax-qualified retirement Plans: $20 per Participant (subject to Plan requirements)
o non-qualified Contracts: $1,000; minimum of $100 for subsequent payment.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We may refuse to accept Purchase Payments over $1,000,000. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the NYSE is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC). If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.


We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee

Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS



FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the NYSE is open. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000034247 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.


We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a

"private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate, MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-233-3591 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


             UNDERLYING FUND                        INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class 2                                                                          Company
                                                                                  Subadviser: FMR Co., Inc.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
Equity-Income Portfolio -- Initial     Seeks reasonable income. The fund       Fidelity Management & Research
 Class                                 will also consider the potential for    Company
                                       capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the S&P 500(R) Index.
High Income Portfolio -- Initial       Seeks a high level of current income,   Fidelity Management & Research
 Class+                                while also considering growth of        Company
                                       capital.                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth VIP      Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund+
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Overseas Portfolio                     Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,         MetLife Advisers, LLC
 Class A                               consistent with income generation       Subadviser: BlackRock Financial
                                       and prudent investment management.      Management, Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Loomis Sayles Global Markets           Seeks high total investment return        MetLife Advisers, LLC
 Portfolio -- Class A                  through a combination of capital          Subadviser: Loomis, Sayles &
                                       appreciation and income.                  Company, L.P.
Met/Wellington Large Cap Research      Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company LLP
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
SSGA Growth and Income ETF             Seeks growth of capital and income.       MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: SSGA Funds
                                                                                 Management, Inc.
SSGA Growth ETF Portfolio --           Seeks growth of capital.                  MetLife Advisers, LLC
 Class B                                                                         Subadviser: SSGA Funds
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index              Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A                      Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                    Advisors, LLC
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class A                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     MetLife Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
Met/Wellington Balanced Portfolio --       Seeks long-term capital appreciation     MetLife Advisers, LLC
 Class A                                   with some current income.                Subadviser: Wellington Management
                                                                                    Company LLP
Met/Wellington Core Equity                 Seeks to provide a growing stream of     MetLife Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
MetLife Asset Allocation 20                Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Mid Cap Stock Index                Seeks to track the performance of the    MetLife Advisers, LLC
 Portfolio -- Class A+                     Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                           Composite Stock Price Index.             Advisors, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
MFS(R) Value Portfolio -- Class A    Seeks capital appreciation.               MetLife Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
MSCI EAFE(R) Index Portfolio --      Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                             MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                               Advisors, LLC
Neuberger Berman Genesis             Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                               Investment Advisers LLC
Russell 2000(R) Index Portfolio --   Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                             Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                               Advisors, LLC
T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B+                                                         Subadviser: T. Rowe Price Associates,
                                                                               Inc.
T. Rowe Price Small Cap Growth       Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic   Seeks to maximize total return            MetLife Advisers, LLC
 Bond Opportunities Portfolio --     consistent with preservation of           Subadviser: Western Asset
 Class A                             capital.                                  Management Company
Western Asset Management             Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --        consistent with preservation of capital   Subadviser: Western Asset
 Class A                             and maintenance of liquidity.             Management Company
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive    Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                       retention of net investment income.


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":
MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds or with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income Portfolio, other exchanged-traded funds ("Underlying ETFs"). Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds or Underlying ETFs in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds and Underlying ETFs instead of investing in the fund of funds Underlying Funds, if such underlying funds or Underlying ETFs are available under the Contract. However, no underlying ETFs and only some of the underlying funds are available under the Contract.



                                 FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer Our Fixed Account as a funding option. Please refer to Your Contract and Appendix F for more information.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a Purchase Payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from Purchase Payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

   (a)        any Purchase Payments to which no withdrawal charge applies then

   (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

   (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

   (d)        from any Contract earnings

Unless You instruct Us otherwise, We will deduct the withdrawal charge from the amount requested.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

   o   from death proceeds

   o   after the first Contract Year, upon election of an Annuity payout
       (based upon life expectancy) or due to minimum distribution requirements

The withdrawal charge will be waived if:

   o   an Annuity payout is begun after the first Contract Year

   o the Participant under a group Contract or Annuitant under an individual Contract dies

   o the Participant under a group Contract or Annuitant under an individual Contract becomes disabled (as defined by the IRS) subsequent to purchase of the Contract

   o the Participant under a group Contract, or Annuitant under an individual Contract, under a tax-deferred Annuity Plan (403(b) Plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the Contract Owner or Participant, as provided in the Plan

   o the Participant under a group Contract, or Annuitant under an individual Contract, under an IRA reaches age 70 1/2, provided the Contract has been in effect five years or more

   o the Participant under a group Contract, or Annuitant under an individual Contract, under a qualified pension or profit-sharing Plan (including a 401(k) Plan) retires at or after age 59 1/2, provided the Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those Participants under Contracts issued before May 1, 1992, the withdrawal charge will also be waived if the Participant or Annuitant retires at normal retirement age (as defined by the Plan), provided the Contract, as applicable has been in effect one year or more)

   o the Participant under a Section 457 deferred compensation Plan retires and the Contract has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable IRS rules

   o for group Contracts, the Participant under a Section 457 deferred compensation Plan established by the Deferred Compensation Board of the state of New York or a "public employer" in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a Plan at the termination date specified in the Contract

   o for group Contracts, the Participant under a pension or profit-sharing Plan, including a 401(k) Plan, Section 457 deferred compensation Plan, or a tax deferred Annuity Plan (403(b) Plan) that is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") retires at normal retirement age (as defined by the Plan) or terminates employment, provided that the Contract Owner purchases this Contract in conjunction with a group unallocated flexible Annuity Contract issued by the Company;

   o for group Contracts, if permitted in Your state, the Participant under a tax deferred Annuity Plan (403(b) Plan), 401(k) Plan, 401(a) Plan,
       Section 457 deferred compensation Plan, or 403(a) arrangement, makes a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates and We agree; or

   o the Participant under a group Qualified Contract or Annuitant under an individual Qualified Contract, takes a withdrawal to avoid required Federal income tax penalties. This waiver applies to amounts required to be distributed under the Code from this Contract.


FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year and prior to the Maturity Date, You may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The 10% free withdrawal allowance may not exceed the amount of total Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance is not cumulative (for example only using 5% of the free withdrawal allowance in a Contract Year does not allow a 15% free withdrawal allowance in the next Contract Year). The free withdrawal provision applies to all withdrawals. You may withdraw the Free Withdrawal Allowance during the first Contract Year if taken under a systematic withdrawal program.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


CONTRACT ADMINISTRATIVE CHARGE


We deduct a semiannual Contract administrative charge of $15 in June and December of each year for each Individual Account maintained. This charge is applied pro-rata to the Subaccounts. We will also prorate this charge (i.e., calculate) from the date of purchase or participation in the Plan. The charge compensates Us for expenses incurred in establishing and maintaining the Contract. We will also prorate this charge if You surrender Your Contract, or if We terminate Your Contract. This charge will not be deducted from amounts held in the Fixed Account.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.

FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a charge of 5% of the amounts withdrawn during the Annuity Period for the first five years following the initial Purchase Payment. Starting in year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the accumulation phase. (Please refer to "Payment Options" section for a description of this benefit.)


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

The Company pays selected TPAs, some of which may be owned by or in which Your registered representative has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix F.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Franklin Small-Mid Cap Growth VIP Fund
     Harris Oakmark International Portfolio
     High Income Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     Loomis Sayles Global Markets Portfolio
     MetLife Small Cap Value Portfolio
     MFS(R) Research International Portfolio
     MSCI EAFE(R) Index Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     Overseas Portfolio
     Russell 2000(R) Index Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.


DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month Program or 12-Month Program. The 6-Month Program and the 12-Month Program will generally have different credited interest rates. Under the 6-Month Program, the interest rate can accrue up to six months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in six months. Under the 12-Month Program, the interest rate can accrue up to twelve months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in twelve months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be transferred into the fixed income Funding Option.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of six or twelve months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. Transfers made under any DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate Your participation in the DCA Program upon notification of Your death.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Under a group Contract, before a Participant's Maturity Date, We will pay all or any portion of that Participant's Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any Premium Tax not previously deducted, to the owner or Participant, as provided in the Plan. A group
Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.


The Contract Owner may redeem all or any portion of the Cash Surrender Value any time before the Maturity Date. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the accumulation unit value calculated as of the Maturity Date. Unless You submit a Written Request specifying the Fixed Account or Funding Option(s) from which We are to withdraw amounts, We will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after We receive Your surrender request at Our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments You made. You may not make withdrawals during the Annuity Period.


For amounts allocated to the Funding Options, We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, We may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is Our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact You if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).


If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2; (b) no longer employed; (c) deceased; (d) disabled; or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.

SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a Beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For non-qualified Contracts only, You may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ANNUITANT

The Annuitant is designated in the Contract (on the Contract specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.

ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
DEATH PROCEEDS BEFORE THE MATURITY DATE


The following death benefit applies to all Contracts that include a death benefit. We calculate the death benefit amount as of the date Our Home Office receives proof of death and instructions for payment in Good Order. All amounts will be reduced by any outstanding loans, prior withdrawals (including any applicable withdrawal charge) and any Premium Taxes due.


                                             INDIVIDUAL CONTRACT
-------------------------------------------------------------------------------------------------------------
IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE
 MATURITY DATE:
Amount paid: the Contract Value of the Contract
IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY
 DATE:
Amount paid: the greater of (1),(2) or(3) below:
 (1)                                                     the Contract Value
 (2)                                                     total Purchase Payments
 (3)                                                     the Contract Value on the most recent 5(th)
                                                         multiple Contract Year anniversary (i.e., 5(th),
                                                         10(th), 15(th), etc.) less any withdrawals made
                                                         since that anniversary before We receive Due Proof
                                                         of Death



                                                                                 GROUP CONTRACT
                                                         ---------------------------------------------------------------
IF ANNUITANT DIES ON OR AFTER AGE 75, AND BEFORE THE     IF PARTICIPANT DIES ON OR AFTER AGE 75, AND BEFORE THE
 MATURITY DATE:                                          MATURITY DATE:
Amount paid: the Contract Value of the Contract          Amount paid: the Participant's interest under the Contract
IF ANNUITANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY IF PARTICIPANT DIES BEFORE AGE 75, AND BEFORE THE MATURITY
 DATE:                                                   DATE:
Amount paid: the greater of (1),(2) or(3) below:         Amount paid: the greatest of (1), (2) or (3) below:
 (1)                                                       (1)      the Participant's interest
 (2)                                                       (2)      the total Purchase Payments made on behalf of the
                                                                    Participant
 (3)                                                       (3)      the Participant's interest on the most recent 5(th)
                                                                    multiple Certificate year anniversary (i.e., 5(th),
                                                                    10(th), 15(th), etc.) less any withdrawals made
                                                                    since that anniversary before We receive Due Proof
                                                                    of Death.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program, automatic rebalancing program and systematic withdrawal program) We will cancel the request. As described above, the death benefit will be determined when We receive both proof of death and instructions for payment in Good Order.

                            NON-QUALIFIED CONTRACTS


                                                                                                       MANDATORY
  BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:                    UNLESS                       APPLY*
 OWNER (WHO IS NOT THE        The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 OWNER (WHO IS THE            The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 ANNUITANT (WHO IS NOT THE    The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 CONTRACT OWNER)              none, to the Contract           continue the Contract rather
                              Owner.                          than receive the distribution.
 ANNUITANT (WHO IS THE        See death of "owner who is                                         Yes
 CONTRACT OWNER)              the Annuitant" above.
 ANNUITANT (WHERE OWNER IS    The Beneficiary (ies) (e.g.                                        Yes (Death of
 A NONNATURAL ENTITY/TRUST)   the trust) or if none, to the                                      Annuitant is treated
                              owner.                                                             as death of the
                                                                                                 owner in these
                                                                                                 circumstances.)
 BENEFICIARY                  No death proceeds are                                              N/A
                              payable; Contract
                              continues.
 CONTINGENT BENEFICIARY       No death proceeds are                                              N/A
                              payable; Contract
                              continues.

                              QUALIFIED CONTRACTS


                                                                                               MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                   UNLESS                   APPLY*
 OWNER/ANNUITANT            The Beneficiary(ies), or if   Unless the Beneficiary elects to   Yes
                            none, to the Contract         continue the Contract rather
                            Owner's estate.               than receive the distribution.
 BENEFICIARY                No death proceeds are                                            N/A
                            payable; Contract
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are                                            N/A
                            payable; Contract
                            continues.

* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Code distribution requirements, and take required distributions over time, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Code.

If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.

The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:

   o   transfer ownership

   o   make additional Purchase Payments

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary's age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:

   o through an Annuity for life or a period that does not exceed the Beneficiary's life expectancy or

   o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater

You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner, Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect.


TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump-sum distribution. While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) You fully surrendered the Contract; (2) We paid the proceeds to the Beneficiary before that date; or (3) You elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor . Annuity Payments may also be paid for a fixed period. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless You elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for non-qualified Contracts or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date You elect may not be later than the Annuitant's 90th birthday).

At least 30 days before the original Maturity Date, You may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday, or to a later date with Our consent. You may use certain Annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or You may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and Our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.5%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.5%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.5% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.5% then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.



                                PAYMENT OPTIONS
--------------------------------------------------------------------------------
ELECTION OF OPTIONS


While the Annuitant is alive, You can change Your Annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if You do not elect otherwise before the Maturity Date, We will pay You (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options".)

The minimum amount that can be placed under an Annuity option will be $2,000 unless We agree to a lesser amount. If any monthly periodic payment due is less than $20, We reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, We will pay the amount due under the Contract in accordance with the Payment Option that You select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner/Participant.


ANNUITY OPTIONS

Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of joint and survivor Annuity options and/or may also prohibit payments for as long as the owner's life in certain circumstances.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 3, or Option 4, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for Beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary designated. The Beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the Annuity began.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, We will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Unit Refund Life Annuity. The Company will make Annuity Payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the Beneficiary will receive in one sum the current dollar value of the number of Annuity Units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment, and (b) is the product of the number of the Annuity Units represented by each payment and the number of payments made.

Option 7 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Annuity option "Payments for a Fixed Period (Term Certain)."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

If You purchase the Contract as an IRA, and return it within the first seven days after delivery, or longer if Your state permits, We will refund Your Purchase Payment in full; during the remainder of the right to return period, We will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which We receive Your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, We will comply. Refer to Your Contract for any state-specific information.


TERMINATION OF ALLOCATED CONTRACTS

We reserve the right to terminate the Contract on any business day if the Contract Value as of that date is less than $500 and You have not made Purchase Payments for at least three years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after We have mailed notice of termination to the Contract Owner's last known address and to any assignee of record. If the Contract is terminated, We will pay You the Cash Surrender Value less any applicable Premium Tax, and less any applicable administrative charge. In certain states, We may be required to pay You the Contract Value.

We will not terminate any Contract if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.


TERMINATION OF GROUP CONTRACT OR ACCOUNT

TERMINATION BY OWNER -- If an owner or a Participant terminates an account, in whole or in part, while the Contract remains in effect, and the value of the terminated account is to be either paid in cash to You or to a Participant; or transferred to any other funding vehicle, We will pay or transfer the Cash Surrender Value of the terminated account.

If this Contract is terminated, whether or not the Plan is terminated, and the owner or the Participant, as provided in the Plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a Participant's interest either as instructed by the owner or the Participant, or under one of the options described under Options in the Event of Termination of a Participant.

TERMINATION BY PARTICIPANT -- If a Participant terminates an Individual Account, in whole or in part, while the Contract remains in effect; and the value of the terminated Individual Account is to be either paid in cash to the Participant or transferred to any other funding vehicle, We will pay or transfer the Cash Surrender Value of the terminated account.

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT -- If the Contract Value in a Participant's Individual Account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, We reserve the right to terminate that account, and to move the Contract Value of that Participant's Individual Account to the owner's account.

If the Plan does not allow for this movement to the owner's account, the Contract Value, less any applicable Premium Tax not previously deducted, will be paid to that Participant or to the owner, as provided in the Plan.

We reserve the right to terminate this Contract on any Valuation Date if:

   o   there is no Contract Value in any Participant's Individual Account and

   o the Contract Value of the owner's account, if any, is less than $500 and

   o   the premium has not been paid for at least three years

If this Contract is terminated, the Contract Value of the owner's account, if any, less any applicable Premium Tax not previously deducted will be paid to You.

Termination will not occur until 31 days after We have mailed notice of termination to the group Contract Owner or the Participant, as provided in the Plan, at the last known address; and to any assignee of record.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Contract Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.

OPTIONS IN THE EVENT OF TERMINATION OF A PARTICIPANT -- In the event that, before a Participant's Maturity Date, that Participant terminates participation in the Plan, the owner or that Participant, as provided in the Plan, with respect to that Participant's interest may elect:

   o if that Participant is at least 50 years of age, to have that Participant's interest applied to provide an Annuity option or an income option.

   o if the Contract is continued, to have that Participant's interest applied to continue as a paid-up deferred Annuity for that Participant, (i.e., the Contract Value remains in the Contract and the Annuity becomes payable under the same terms and conditions as the Annuity that would have otherwise been payable at the Maturity Date).

   o to have the owner or that Participant, as provided in the Plan, receive that Participant's interest in cash.

   o if the Participant becomes a Participant under another group Contract of this same type that is in effect with Us, to transfer that Participant's interest to that group Contract.

   o   to make any other arrangements as may be mutually agreed on.

If this Contract is continued, any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to the owner's account.

AUTOMATIC BENEFIT -- In the event of termination, unless otherwise provided in the Plan, a Participant's interest will continue as a paid-up deferred Annuity in accordance with option 2 above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the owner or to that Participant, as provided in the Plan.

ANNUITY PAYMENTS -- Termination of this Contract or the Plan will not affect payments being made under any Annuity option, which began before the date of termination.


DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

Under a group Contract, the owner may, as provided for in the Plan, distribute the Contract Value from the owner's account to one or more Individual Accounts. No distribution will be allowed between Individual Accounts.

The owner may, as required by and provided for in the Plan, move the Contract Value from any or all Individual Accounts to the owner's account without a charge.


CHANGE OF CONTRACT

For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the Contract Date, and in no event will changes be made with respect to payments being made by the Company under any Annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the Contract Date, the Company reserves the right to change the termination amount (see Termination of Contract or Account), the amount of certain charges and deductions, the calculation of the net investment rate and the unit values, and the Annuity tables. Any change in the Annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners' accounts and Individual Accounts under the Contract, to only the owners' accounts and Individual Accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the owner at least 90 days before the date the change is to take effect.


REQUIRED REPORTS


As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, We will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.


ASSIGNMENT

The Participant may not assign his or her rights under a group Contract. The owner may assign his or her rights under an individual or a group Contract if allowed by the Plan.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.



MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Fund U for Variable Annuities ("Fund U"). On December 8, 2008 Fund U, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Our advertisements may show performance figures assuming that You do not elect any optional features. However, if You elect any optional features, they involve additional charges that will cause the performance of Your Funding Options to decrease. You may wish to speak with Your registered representative to obtain performance information specific to the optional features You may wish to select.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.




                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION



The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.


We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED ANNUITY CONTRACTS


This discussion assumes the Contract is an annuity Contract for Federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.



ACCUMULATION


Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.


In contrast, a Contract owned by other than a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Contract in the year earned.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction.

The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless it was made:


   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary, or

   (c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.


TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the IRS may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.



AGGREGATION


If You purchase two or more deferred annuity Contracts from MetLife (or its affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS


The annuity Contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity Contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the Contract, or the designation of an annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the Contract must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.

If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner.

For Contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.


INVESTOR CONTROL

In certain circumstances, owners of Variable Annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the Contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.


If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.

You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.



QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.



ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include withdrawals made:


   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements;

   (b)        financial hardship; or

   (c)        for a period of ten or more years or for life.



20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly or transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted the Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.

Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan or he or she may elect to rollover the death proceeds into his or her own IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:


   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The required minimum distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the 403(b) plan contracts.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.


Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

     1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

     2.  Is exchanged to another permissible investment under your 403(b) plan;

   3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

     4. Occurs after You die, leave your job or become disabled (as defined by the Code);

     5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

     6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

     7.  Relates to rollover or after-tax contributions; or

     8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS

Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.


CONVERSION


Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Balance; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Balance at the date of conversion.


A Roth IRA Contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a

Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.



ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Prior to November 17, 2014, the contract was issued by MetLife Insurance Company of Connecticut.


On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.



FINANCIAL STATEMENTS


The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas,

New York, NY 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry

Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck.

You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to

www.finra.org. An investor brochure that includes information describing FINRA
-------------
BrokerCheck is available through the Hotline or on-line.


MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.50% to 5.0% (6.0% for the New Jersey ABP) of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.20% to 0.35% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their affiliate, MetLife Securities, Inc. ("MSI"). (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2015, as well as the range of additional compensation paid.)

On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MSI. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MSI will no longer be affiliated with MetLife Insurance Company USA.


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Management, Inc. and MetLife Advisers, LLC. MetLife Advisers, LLC is an affiliate of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including MetLife Securities, Inc. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             (FORMERLY METLIFE OF CT FUND U FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.



                                      UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Dreyfus Stock Index Subaccount (Initial Shares) (1/92)................... 2007   3.605           3.800                    (566)
                                                                          2006   3.161           3.605             125,779,858
AB Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (5/01).......... 2006   0.864           0.848                      --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03).................... 2006   1.739           2.277                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/98)....... 2008   1.166           1.102                      --
                                                                          2007   1.328           1.166              40,774,272
                                                                          2006   1.295           1.328              46,637,758
Fidelity(R) Variable Insurance Products
 Fidelity VIP Asset Manager Subaccount (Initial Class) (1/92)............ 2007   2.508           2.629                      --
                                                                          2006   2.367           2.508              75,959,675
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/03).......... 2015   2.847           2.823              33,894,312
                                                                          2014   2.581           2.847              36,562,643
                                                                          2013   1.996           2.581              39,771,925
                                                                          2012   1.740           1.996              41,782,736
                                                                          2011   1.813           1.740              44,963,034
                                                                          2010   1.570           1.813              46,991,501
                                                                          2009   1.173           1.570              48,286,797
                                                                          2008   2.073           1.173              46,606,149
                                                                          2007   1.790           2.073              43,439,973
                                                                          2006   1.626           1.790              35,656,369
 Fidelity VIP Equity-Income Subaccount (Initial Class) (7/93)............ 2015   4.635           4.396              48,572,709
                                                                          2014   4.317           4.635              53,578,229
                                                                          2013   3.411           4.317              58,182,743
                                                                          2012   2.945           3.411              62,886,152
                                                                          2011   2.953           2.945              68,690,979
                                                                          2010   2.597           2.953              75,227,326
                                                                          2009   2.019           2.597              81,204,779
                                                                          2008   3.566           2.019              86,884,895
                                                                          2007   3.557           3.566              98,421,252
                                                                          2006   2.996           3.557             108,477,812
 Fidelity VIP Growth Subaccount (Initial Class) (1/92)................... 2008   3.762           3.456                   2,879
                                                                          2007   3.000           3.762             130,809,388
                                                                          2006   2.843           3.000             149,473,762
 Fidelity VIP High Income Subaccount (Initial Class) (2/92).............. 2015   3.115           2.965               6,244,120
                                                                          2014   3.119           3.115               6,954,956
                                                                          2013   2.980           3.119               7,731,450
                                                                          2012   2.642           2.980               8,676,286
                                                                          2011   2.572           2.642               9,684,371
                                                                          2010   2.288           2.572              10,998,477
                                                                          2009   1.609           2.288              12,418,782
                                                                          2008   2.172           1.609              13,454,324
                                                                          2007   2.140           2.172              15,111,817
                                                                          2006   1.948           2.140              17,511,349

                    UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2015   3.314
                                                                                  2014   3.165
                                                                                  2013   2.358
                                                                                  2012   2.085
                                                                                  2011   2.368
                                                                                  2010   1.865
                                                                                  2009   1.351
                                                                                  2008   2.266
                                                                                  2007   1.989
                                                                                  2006   1.792
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)................... 2006   1.458
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)............ 2015   1.802
                                                                                  2014   1.698
                                                                                  2013   1.244
                                                                                  2012   1.137
                                                                                  2011   1.210
                                                                                  2010   0.960
                                                                                  2009   0.677
                                                                                  2008   1.192
                                                                                  2007   1.085
                                                                                  2006   1.011
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2015   1.893
                                                                                  2014   2.092
                                                                                  2013   2.138
                                                                                  2012   1.913
                                                                                  2011   2.302
                                                                                  2010   1.983
                                                                                  2009   1.163
                                                                                  2008   2.490
                                                                                  2007   1.958
                                                                                  2006   1.548
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2015   1.607
                                                                                  2014   1.832
                                                                                  2013   1.508
                                                                                  2012   1.292
                                                                                  2011   1.464
                                                                                  2010   1.367
                                                                                  2009   1.010
                                                                                  2008   1.715
                                                                                  2007   1.505
                                                                                  2006   1.254
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (1/92)............ 2007   4.060
                                                                                  2006   3.386
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (1/92).................. 2006   3.820
Janus Aspen Series
 Janus Aspen Overseas Subaccount (Service Shares) (5/01)......................... 2015   1.712
                                                                                  2014   1.972
                                                                                  2013   1.747
                                                                                  2012   1.564
                                                                                  2011   2.340
                                                                                  2010   1.895
                                                                                  2009   1.072
                                                                                  2008   2.272
                                                                                  2007   1.797
                                                                                  2006   1.241
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.558
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2015   2.143
                                                                                  2014   1.802
                                                                                  2013   1.235
                                                                                  2012   1.053
                                                                                  2011   1.041
                                                                                  2010   0.843
                                                                                  2009   0.634
                                                                                  2008   1.078
                                                                                  2007   1.075
                                                                                  2006   1.001



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 3.219              38,096,518
                                                                                  3.314              41,608,119
                                                                                  3.165              44,981,540
                                                                                  2.358              46,913,194
                                                                                  2.085              49,527,176
                                                                                  2.368              51,388,767
                                                                                  1.865              51,230,125
                                                                                  1.351              50,187,694
                                                                                  2.266              50,405,482
                                                                                  1.989              47,892,721
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/03)................... 1.704                      --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)............ 1.732               3,434,402
                                                                                  1.802               3,771,457
                                                                                  1.698               3,872,005
                                                                                  1.244               4,164,552
                                                                                  1.137               4,672,259
                                                                                  1.210               5,003,389
                                                                                  0.960               5,280,712
                                                                                  0.677               5,117,864
                                                                                  1.192               5,489,019
                                                                                  1.085               4,307,278
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 1.503               7,704,800
                                                                                  1.893               8,508,965
                                                                                  2.092               9,270,921
                                                                                  2.138              10,222,325
                                                                                  1.913              11,038,053
                                                                                  2.302              12,184,233
                                                                                  1.983              12,846,551
                                                                                  1.163              11,470,052
                                                                                  2.490              12,717,123
                                                                                  1.958              10,660,061
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 1.484               6,049,913
                                                                                  1.607               6,434,507
                                                                                  1.832               6,776,262
                                                                                  1.508               7,322,677
                                                                                  1.292               7,756,333
                                                                                  1.464               8,502,526
                                                                                  1.367               8,646,801
                                                                                  1.010               8,057,416
                                                                                  1.715               8,002,564
                                                                                  1.505               6,548,798
 FTVIPT Templeton Global Asset Allocation Subaccount (Class 1) (1/92)............ 4.301                      --
                                                                                  4.060              45,923,959
 FTVIPT Templeton Growth Securities Subaccount (Class 1) (1/92).................. 4.461                      --
Janus Aspen Series
 Janus Aspen Overseas Subaccount (Service Shares) (5/01)......................... 1.542              19,734,679
                                                                                  1.712              21,626,224
                                                                                  1.972              24,297,689
                                                                                  1.747              28,078,558
                                                                                  1.564              30,846,038
                                                                                  2.340              35,339,155
                                                                                  1.895              36,917,197
                                                                                  1.072              35,367,855
                                                                                  2.272              36,144,395
                                                                                  1.797              24,864,268
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 1.754                      --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.079              33,662,334
                                                                                  2.143              36,027,798
                                                                                  1.802              37,301,363
                                                                                  1.235              38,651,702
                                                                                  1.053              41,691,442
                                                                                  1.041              44,073,224
                                                                                  0.843              46,538,605
                                                                                  0.634              48,141,824
                                                                                  1.078              54,277,162
                                                                                  1.075              61,191,256

                   UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01).......... 2014   1.583
                                                                                 2013   1.212
                                                                                 2012   1.068
                                                                                 2011   1.153
                                                                                 2010   1.001
                                                                                 2009   0.784
                                                                                 2008   1.251
                                                                                 2007   1.251
                                                                                 2006   1.084
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/02)........... 2015   2.139
                                                                                 2014   1.951
                                                                                 2013   1.520
                                                                                 2012   1.327
                                                                                 2011   1.310
                                                                                 2010   1.178
                                                                                 2009   0.976
                                                                                 2008   1.399
                                                                                 2007   1.306
                                                                                 2006   1.152
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)....... 2015   1.837
                                                                                 2014   1.632
                                                                                 2013   1.199
                                                                                 2012   1.009
                                                                                 2011   1.028
                                                                                 2010   0.948
                                                                                 2009   0.674
                                                                                 2008   1.088
                                                                                 2007   1.047
                                                                                 2006   1.013
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (5/01)........ 2015   1.817
                                                                                 2014   1.647
                                                                                 2013   1.260
                                                                                 2012   1.095
                                                                                 2011   1.057
                                                                                 2010   0.978
                                                                                 2009   0.795
                                                                                 2008   1.250
                                                                                 2007   1.219
                                                                                 2006   1.044
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2015   2.360
                                                                                 2014   2.296
                                                                                 2013   1.581
                                                                                 2012   1.341
                                                                                 2011   1.339
                                                                                 2010   1.083
                                                                                 2009   0.768
                                                                                 2008   1.312
                                                                                 2007   1.207
                                                                                 2006   1.084
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/95)......................................................................... 2011   1.343
                                                                                 2010   1.311
                                                                                 2009   1.033
                                                                                 2008   1.847
                                                                                 2007   1.759
                                                                                 2006   1.415
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.012
                                                                                 2010   0.938
                                                                                 2009   0.809
                                                                                 2008   1.039
                                                                                 2007   1.038
                                                                                 2006   1.010
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01)..................................... 2007   1.231
                                                                                 2006   1.055
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (2/95)..................................... 2007   2.493
                                                                                 2006   2.135



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01).......... 1.593                      --
                                                                                 1.583              32,508,642
                                                                                 1.212              35,773,634
                                                                                 1.068              39,007,175
                                                                                 1.153              42,244,729
                                                                                 1.001              45,107,036
                                                                                 0.784              48,183,741
                                                                                 1.251              54,318,765
                                                                                 1.251              38,001,963
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/02)........... 2.146               6,186,933
                                                                                 2.139               6,691,736
                                                                                 1.951               7,404,572
                                                                                 1.520               7,708,394
                                                                                 1.327               7,880,864
                                                                                 1.310               8,099,806
                                                                                 1.178               7,905,894
                                                                                 0.976               7,717,039
                                                                                 1.399               7,342,253
                                                                                 1.306               7,572,814
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)....... 1.992               7,009,357
                                                                                 1.837               7,658,117
                                                                                 1.632               7,968,749
                                                                                 1.199               8,527,768
                                                                                 1.009               9,137,174
                                                                                 1.028              10,007,753
                                                                                 0.948              11,083,455
                                                                                 0.674              11,381,434
                                                                                 1.088              12,967,564
                                                                                 1.047              14,660,743
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (5/01)........ 1.743              10,211,980
                                                                                 1.817              11,626,692
                                                                                 1.647              12,654,054
                                                                                 1.260              13,679,199
                                                                                 1.095              14,971,844
                                                                                 1.057              16,303,180
                                                                                 0.978              17,879,577
                                                                                 0.795              19,001,026
                                                                                 1.250              22,301,030
                                                                                 1.219               6,506,843
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2.229               4,698,886
                                                                                 2.360               5,392,883
                                                                                 2.296               6,122,545
                                                                                 1.581               5,791,873
                                                                                 1.341               5,939,573
                                                                                 1.339               6,465,182
                                                                                 1.083               6,968,183
                                                                                 0.768               6,707,096
                                                                                 1.312               6,803,967
                                                                                 1.207               6,508,896
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (2/95)......................................................................... 1.447                      --
                                                                                 1.343               8,515,739
                                                                                 1.311               9,372,717
                                                                                 1.033              10,151,945
                                                                                 1.847              11,308,690
                                                                                 1.759              13,071,034
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 1.001                      --
                                                                                 1.012               1,332,508
                                                                                 0.938                 827,681
                                                                                 0.809                 818,211
                                                                                 1.039                 874,650
                                                                                 1.038                 974,173
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/01)..................................... 1.293                      --
                                                                                 1.231              21,950,368
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (2/95)..................................... 2.624                      --
                                                                                 2.493               9,530,131

                                UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Met Investors Series Trust
 MIST Batterymarch Growth and Income Subaccount (Class A) (4/06)........ 2012   20.105          22.449                     91
                                                                         2011   20.082          20.105              8,837,513
                                                                         2010   17.882          20.082              9,767,517
                                                                         2009   14.854          17.882             10,782,113
                                                                         2008   23.826          14.854             11,794,160
                                                                         2007   22.372          23.826             13,545,125
                                                                         2006   20.733          22.372             15,540,097
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............ 2008   1.984           1.915                      --
                                                                         2007   1.895           1.984              22,810,239
                                                                         2006   1.985           1.895              26,021,950
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *................ 2015   9.812           9.338                 113,514
                                                                         2014   9.597           9.812                 160,638
                                                                         2013   8.843           9.597                 233,184
                                                                         2012   7.659           8.843                 239,603
                                                                         2011   7.557           7.659                 263,522
                                                                         2010   6.584           7.557                 296,727
                                                                         2009   4.524           6.584                 330,073
                                                                         2008   6.037           4.524                 337,705
                                                                         2007   6.187           6.037                 405,406
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2015   1.222           1.192              16,371,899
                                                                         2014   1.088           1.222              17,823,783
                                                                         2013   1.062           1.088              19,471,975
                                                                         2012   0.851           1.062              20,144,188
                                                                         2011   0.910           0.851              21,058,921
                                                                         2010   0.793           0.910              21,653,358
                                                                         2009   0.594           0.793              21,977,857
                                                                         2008   1.029           0.594              22,196,176
                                                                         2007   1.223           1.029              23,829,509
                                                                         2006   1.003           1.223              28,287,284
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2015   2.083           1.969               7,116,213
                                                                         2014   2.233           2.083               7,397,540
                                                                         2013   1.728           2.233               7,588,516
                                                                         2012   1.352           1.728               6,306,608
                                                                         2011   1.591           1.352               6,555,320
                                                                         2010   1.381           1.591               6,693,285
                                                                         2009   0.900           1.381               6,840,916
                                                                         2008   1.537           0.900               6,162,171
                                                                         2007   1.569           1.537               6,990,242
                                                                         2006   1.421           1.569               3,580,826
 MIST Invesco Comstock Subaccount (Class B) (5/09)...................... 2015   2.452           2.277                   7,807
                                                                         2014   2.272           2.452                   7,324
                                                                         2013   1.699           2.272                   9,004
                                                                         2012   1.452           1.699                  15,988
                                                                         2011   1.492           1.452                  24,354
                                                                         2010   1.315           1.492                  25,227
                                                                         2009   1.051           1.315                  24,795
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2015   2.481           2.416               1,938,034
                                                                         2014   2.323           2.481               1,956,359
                                                                         2013   1.673           2.323               1,858,346
                                                                         2012   1.430           1.673               1,952,282
                                                                         2011   1.460           1.430               2,223,606
                                                                         2010   1.169           1.460               1,902,478
                                                                         2009   0.882           1.169               1,964,130
                                                                         2008   1.455           0.882               1,764,570
                                                                         2007   1.322           1.455               1,733,362
                                                                         2006   1.329           1.322                 605,918
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).............. 2015   2.110           1.933               2,339,343
                                                                         2014   2.042           2.110               2,603,578
                                                                         2013   1.551           2.042               2,739,831
                                                                         2012   1.358           1.551               2,889,019
                                                                         2011   1.530           1.358               3,256,003
                                                                         2010   1.296           1.530               3,282,587
                                                                         2009   1.017           1.296               3,145,562
                                                                         2008   1.377           1.017               3,137,676
                                                                         2007   1.408           1.377               2,990,006
                                                                         2006   1.318           1.408               1,502,452

                                UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Loomis Sayles Global Markets Subaccount (Class A) (4/07) *......... 2015   6.988           7.002               19,047,428
                                                                          2014   6.820           6.988               21,094,072
                                                                          2013   5.885           6.820               23,312,015
                                                                          2012   5.083           5.885               26,078,236
                                                                          2011   5.212           5.083               29,187,397
                                                                          2010   4.312           5.212               32,065,461
                                                                          2009   3.096           4.312               35,756,882
                                                                          2008   5.148           3.096               38,816,907
                                                                          2007   4.273           5.148               44,073,067
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2015   1.915           1.856                3,017,715
                                                                          2014   1.845           1.915                3,667,132
                                                                          2013   1.727           1.845                3,221,658
                                                                          2012   1.545           1.727                3,372,895
                                                                          2011   1.492           1.545                3,460,770
                                                                          2010   1.335           1.492                3,331,367
                                                                          2009   0.986           1.335                3,375,799
                                                                          2008   1.224           0.986                3,022,283
                                                                          2007   1.160           1.224                2,658,458
                                                                          2006   1.104           1.160                1,212,542
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.756           0.720                       --
                                                                          2008   1.335           0.756                  836,159
                                                                          2007   1.208           1.335                  824,820
                                                                          2006   1.220           1.208                  569,730
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2015   1.419           1.373               32,831,667
                                                                          2014   1.367           1.419               34,188,421
                                                                          2013   1.069           1.367               36,925,550
                                                                          2012   0.927           1.069               37,744,855
                                                                          2011   1.082           0.927               38,940,284
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *............. 2015   2.421           2.261               21,739,606
                                                                          2014   2.410           2.421               23,759,834
                                                                          2013   1.842           2.410               26,243,747
                                                                          2012   1.581           1.842               28,629,525
                                                                          2011   1.759           1.581               31,207,149
                                                                          2010   1.486           1.759               34,796,051
                                                                          2009   1.190           1.486               37,377,830
                                                                          2008   1.716           1.190               39,099,914
                                                                          2007   1.792           1.716               43,022,989
                                                                          2006   1.754           1.792                5,532,209
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2015   1.443           1.400                8,324,295
                                                                          2014   1.570           1.443                8,836,057
                                                                          2013   1.333           1.570                9,898,998
                                                                          2012   1.157           1.333               10,915,632
                                                                          2011   1.312           1.157               11,736,704
                                                                          2010   1.192           1.312                4,338,325
                                                                          2009   0.918           1.192                4,852,805
                                                                          2008   1.612           0.918                5,044,488
                                                                          2007   1.532           1.612                5,455,874
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................ 2013   1.951           2.117                       --
                                                                          2012   1.871           1.951               14,537,134
                                                                          2011   1.997           1.871               15,903,551
                                                                          2010   1.641           1.997               17,441,380
                                                                          2009   1.211           1.641               18,998,248
                                                                          2008   1.100           1.211               20,526,044
                                                                          2007   1.239           1.100                1,469,239
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.855           0.962                       58
                                                                          2011   0.874           0.855              308,927,790
                                                                          2010   0.807           0.874              341,751,437
                                                                          2009   0.567           0.807              374,649,187
                                                                          2008   1.010           0.567              403,077,085
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/06) *............ 2015   1.438           1.480              142,416,467
                                                                          2014   1.422           1.438              156,605,146
                                                                          2013   1.130           1.422              172,129,066
                                                                          2012   0.942           1.130              186,199,653
                                                                          2011   1.039           0.942              206,320,814
                                                                          2010   0.905           1.039              225,305,611
                                                                          2009   0.653           0.905              245,825,651
                                                                          2008   1.109           0.653              262,373,755
                                                                          2007   1.055           1.109              292,762,439
                                                                          2006   0.996           1.055              325,972,182

                                UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2015   1.351           1.295               10,222,375
                                                                          2014   1.326           1.351               12,125,846
                                                                          2013   1.475           1.326               14,383,690
                                                                          2012   1.366           1.475               21,237,860
                                                                          2011   1.241           1.366               19,155,191
                                                                          2010   1.163           1.241               17,658,204
                                                                          2009   0.995           1.163               16,519,697
                                                                          2008   1.079           0.995               13,033,753
                                                                          2007   1.017           1.079                2,674,584
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2015   1.638           1.618                   10,629
                                                                          2014   1.592           1.638                   10,694
                                                                          2013   1.644           1.592                   13,074
                                                                          2012   1.523           1.644                   11,595
                                                                          2011   1.495           1.523                   13,899
                                                                          2010   1.399           1.495                   45,028
                                                                          2009   1.253           1.399                   58,422
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2015   2.882           2.848                3,306,728
                                                                          2014   2.625           2.882                3,727,851
                                                                          2013   1.997           2.625                4,110,353
                                                                          2012   1.829           1.997                4,636,811
                                                                          2011   1.940           1.829                5,079,835
                                                                          2010   1.690           1.940                5,542,441
                                                                          2009   1.382           1.690                5,995,742
                                                                          2008   2.083           1.382                6,662,970
                                                                          2007   2.009           2.083                7,473,545
                                                                          2006   1.864           2.009                8,341,752
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.134           1.253                       --
                                                                          2006   1.075           1.134                  642,248
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2015   2.493           2.431                4,659,941
                                                                          2014   2.414           2.493                5,343,873
                                                                          2013   2.407           2.414                6,077,795
                                                                          2012   2.184           2.407                6,891,582
                                                                          2011   2.134           2.184                7,302,548
                                                                          2010   1.926           2.134                7,403,948
                                                                          2009   1.466           1.926                7,600,060
                                                                          2008   1.663           1.466                7,244,928
                                                                          2007   1.579           1.663                6,549,681
                                                                          2006   1.520           1.579                5,292,934
 MIST SSGA Growth and Income ETF Subaccount (1/06)....................... 2015   1.488           1.441               75,897,851
                                                                          2014   1.424           1.488               82,493,632
                                                                          2013   1.277           1.424               90,079,084
                                                                          2012   1.146           1.277               96,610,845
                                                                          2011   1.148           1.146              102,294,878
                                                                          2010   1.036           1.148              110,185,544
                                                                          2009   0.840           1.036              118,121,815
                                                                          2008   1.135           0.840              130,577,256
                                                                          2007   1.090           1.135              147,441,601
                                                                          2006   1.000           1.090              158,709,583
 MIST SSGA Growth ETF Subaccount (1/06).................................. 2015   1.466           1.415               98,530,509
                                                                          2014   1.409           1.466              107,020,440
                                                                          2013   1.208           1.409              115,766,294
                                                                          2012   1.064           1.208              123,165,362
                                                                          2011   1.100           1.064              133,087,707
                                                                          2010   0.976           1.100              142,607,091
                                                                          2009   0.766           0.976              151,971,206
                                                                          2008   1.156           0.766              161,274,026
                                                                          2007   1.109           1.156              175,301,265
                                                                          2006   1.000           1.109              181,206,750
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2015   1.532           1.459               12,915,502
                                                                          2014   1.369           1.532               12,124,101
                                                                          2013   1.036           1.369               10,810,288
                                                                          2012   0.890           1.036                9,803,489
                                                                          2011   0.938           0.890               10,654,218
                                                                          2010   0.812           0.938               11,235,333
                                                                          2009   0.695           0.812               11,873,309
                                                                          2008   1.105           0.695               12,672,418
                                                                          2007   1.078           1.105               13,493,294
                                                                          2006   1.001           1.078               13,865,576
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2015   1.744           1.662               26,236,501
                                                                          2014   1.595           1.744               29,365,840

UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)                  UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06).................. 2007   1.275           1.339                      --
                                                                           2006   1.202           1.275               1,509,701
 MIST WMC Large Cap Research Subaccount (Class E) (4/07).................. 2015   1.792           1.849               2,033,851
                                                                           2014   1.597           1.792               2,146,909
                                                                           2013   1.205           1.597               2,457,579
                                                                           2012   1.075           1.205               2,507,827
                                                                           2011   1.087           1.075               2,617,447
                                                                           2010   0.977           1.087               2,217,365
                                                                           2009   0.830           0.977               2,354,258
                                                                           2008   1.341           0.830               2,311,787
                                                                           2007   1.328           1.341               1,764,345
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (6/93).......... 2007   1.972           2.035                 (20,386)
                                                                           2006   1.914           1.972             174,876,474
 MetLife Investment International Stock Subaccount (Class I) (5/93)....... 2007   2.634           2.827                  (5,336)
                                                                           2006   2.108           2.634              91,422,895
 MetLife Investment Large Company Stock Subaccount (Class I) (6/93)....... 2007   2.065           2.157                  (9,919)
                                                                           2006   1.858           2.065             172,416,579
 MetLife Investment Small Company Stock Subaccount (Class I) (5/93)....... 2007   2.941           2.939                   3,698
                                                                           2006   2.620           2.941              72,466,187
Metropolitan Series Fund
 BlackRock Money Market Subaccount (Class A) (4/06) *..................... 2015   1.015           1.004              37,853,211
                                                                           2014   1.027           1.015              41,409,537
                                                                           2013   1.039           1.027              48,367,036
                                                                           2012   1.051           1.039              49,034,905
                                                                           2011   1.063           1.051              51,768,756
                                                                           2010   1.075           1.063              52,352,677
                                                                           2009   1.083           1.075              59,849,318
                                                                           2008   1.065           1.083              79,473,913
                                                                           2007   1.026           1.065              72,440,191
                                                                           2006   1.000           1.026              65,446,713
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *......... 2015   2.578           2.552              19,716,262
                                                                           2014   2.467           2.578              21,520,153
                                                                           2013   2.557           2.467              23,648,839
                                                                           2012   2.492           2.557              26,622,318
                                                                           2011   2.347           2.492              29,204,240
                                                                           2010   2.241           2.347              33,047,852
                                                                           2009   2.158           2.241              36,211,572
                                                                           2008   2.062           2.158              39,579,716
                                                                           2007   2.033           2.062              45,493,402
 MSF BlackRock Bond Income Subaccount (Class A) (4/06) *.................. 2015   1.413           1.406              23,940,058
                                                                           2014   1.335           1.413              26,275,927
                                                                           2013   1.360           1.335              28,037,193
                                                                           2012   1.279           1.360              32,050,716
                                                                           2011   1.214           1.279              34,593,119
                                                                           2010   1.133           1.214              37,488,908
                                                                           2009   1.047           1.133              40,184,670
                                                                           2008   1.097           1.047              43,742,684
                                                                           2007   1.044           1.097              49,550,898
                                                                           2006   1.001           1.044              55,573,018
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........... 2015   1.599           1.678                      --
                                                                           2014   1.486           1.599                      --
                                                                           2013   1.121           1.486                      --
                                                                           2012   0.993           1.121                      --
                                                                           2011   1.104           0.993                      --
                                                                           2010   0.933           1.104                      --
                                                                           2009   0.739           0.933                      --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................. 2009   0.633           0.662                      --
                                                                           2008   1.162           0.633              45,330,042
                                                                           2007   1.132           1.162              49,673,449
                                                                           2006   1.114           1.132              58,715,231

                               UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2015   1.014           1.029                9,652,976
                                                                       2014   0.925           1.014                9,103,664
                                                                       2013   0.706           0.925                9,657,379
                                                                       2012   0.645           0.706               10,108,560
                                                                       2011   0.674           0.645               10,514,093
                                                                       2010   0.593           0.674               11,040,795
                                                                       2009   0.402           0.593               11,478,170
                                                                       2008   0.750           0.402               11,249,366
                                                                       2007   0.631           0.750               10,575,314
                                                                       2006   0.645           0.631               10,310,292
 MSF Jennison Growth Subaccount (Class A) (4/12)...................... 2015   1.348           1.475              209,242,363
                                                                       2014   1.252           1.348              228,551,755
                                                                       2013   0.925           1.252              251,863,828
                                                                       2012   0.960           0.925              278,744,634
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011   1.000           1.085                       --
                                                                       2010   0.875           1.000               40,351,510
                                                                       2009   0.674           0.875               40,640,835
                                                                       2008   1.146           0.674               40,330,161
                                                                       2007   1.124           1.146               40,851,029
                                                                       2006   1.000           1.124                1,821,329
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (2/06).......... 2015   1.400           1.375                5,227,269
                                                                       2014   1.357           1.400                6,377,227
                                                                       2013   1.318           1.357                7,163,533
                                                                       2012   1.222           1.318                7,366,759
                                                                       2011   1.199           1.222                7,012,063
                                                                       2010   1.103           1.199                7,638,631
                                                                       2009   0.927           1.103                5,970,998
                                                                       2008   1.096           0.927                5,279,005
                                                                       2007   1.051           1.096                3,443,858
                                                                       2006   1.000           1.051                  589,878
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (1/06).......... 2015   1.431           1.398               25,948,291
                                                                       2014   1.381           1.431               28,514,788
                                                                       2013   1.261           1.381               30,569,421
                                                                       2012   1.145           1.261               34,409,119
                                                                       2011   1.148           1.145               36,617,195
                                                                       2010   1.042           1.148               38,818,001
                                                                       2009   0.853           1.042               39,615,652
                                                                       2008   1.102           0.853               40,839,279
                                                                       2007   1.064           1.102               41,575,813
                                                                       2006   1.000           1.064                2,943,596
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (1/06).......... 2015   1.437           1.401              184,327,327
                                                                       2014   1.385           1.437              201,449,103
                                                                       2013   1.188           1.385              219,189,328
                                                                       2012   1.063           1.188              232,269,573
                                                                       2011   1.091           1.063              245,993,688
                                                                       2010   0.976           1.091              261,860,359
                                                                       2009   0.781           0.976              272,703,247
                                                                       2008   1.108           0.781              285,726,194
                                                                       2007   1.076           1.108              298,424,779
                                                                       2006   1.000           1.076               12,199,186
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (1/06).......... 2015   1.447           1.405              187,052,540
                                                                       2014   1.393           1.447              199,669,876
                                                                       2013   1.135           1.393              214,230,832
                                                                       2012   0.996           1.135              226,926,485
                                                                       2011   1.048           0.996              240,917,621
                                                                       2010   0.925           1.048              255,267,315
                                                                       2009   0.726           0.925              266,481,505
                                                                       2008   1.132           0.726              274,797,664
                                                                       2007   1.104           1.132              292,610,829
                                                                       2006   1.000           1.104               11,214,398
 MSF MetLife Mid Cap Stock Index Subaccount (Class A) (4/06).......... 2015   1.819           1.755                8,325,796
                                                                       2014   1.683           1.819                8,646,294
                                                                       2013   1.280           1.683                8,355,849
                                                                       2012   1.102           1.280                6,983,172
                                                                       2011   1.137           1.102                6,867,767
                                                                       2010   0.912           1.137                6,949,687
                                                                       2009   0.674           0.912                6,859,089
                                                                       2008   1.069           0.674                6,459,837
                                                                       2007   1.005           1.069                5,333,803
                                                                       2006   1.004           1.005                2,799,148

                               UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Stock Index Subaccount (Class A) (4/06) *................. 2015   1.665           1.664             369,981,210
                                                                        2014   1.487           1.665             403,650,832
                                                                        2013   1.140           1.487             439,057,174
                                                                        2012   0.997           1.140             477,984,975
                                                                        2011   0.991           0.997             345,446,975
                                                                        2010   0.874           0.991             377,777,652
                                                                        2009   0.701           0.874             405,468,542
                                                                        2008   1.128           0.701             430,298,527
                                                                        2007   1.086           1.128             472,018,763
                                                                        2006   1.001           1.086               3,215,810
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................... 2015   3.860           3.799              23,324,014
                                                                        2014   3.605           3.860              25,624,288
                                                                        2013   3.074           3.605              27,929,828
                                                                        2012   2.795           3.074              29,487,990
                                                                        2011   2.769           2.795              31,348,960
                                                                        2010   2.552           2.769              33,436,598
                                                                        2009   2.184           2.552              35,729,314
                                                                        2008   2.846           2.184              38,128,897
                                                                        2007   2.767           2.846              42,321,280
                                                                        2006   2.582           2.767              43,108,066
 MSF MFS(R) Value Subaccount (Class A) (4/06).......................... 2015   2.568           2.532                      --
                                                                        2014   2.347           2.568                      --
                                                                        2013   1.751           2.347                      --
                                                                        2012   1.520           1.751                      --
                                                                        2011   1.526           1.520                      --
                                                                        2010   1.387           1.526                      --
                                                                        2009   1.162           1.387                      --
                                                                        2008   1.504           1.162                      --
                                                                        2007   1.415           1.504              13,025,119
                                                                        2006   1.278           1.415               9,313,911
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *................. 2015   2.441           2.384              15,312,190
                                                                        2014   2.630           2.441              16,409,735
                                                                        2013   2.185           2.630              17,905,330
                                                                        2012   1.870           2.185              19,039,162
                                                                        2011   2.164           1.870              20,937,476
                                                                        2010   2.025           2.164              23,190,558
                                                                        2009   1.594           2.025              25,238,843
                                                                        2008   2.786           1.594              26,728,249
                                                                        2007   2.854           2.786              29,804,632
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2015   2.635           2.618              10,595,811
                                                                        2014   2.668           2.635              11,810,736
                                                                        2013   2.132           2.668              13,089,185
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *.............. 2015   4.616           4.364              18,316,934
                                                                        2014   4.450           4.616              19,510,384
                                                                        2013   3.252           4.450              21,454,058
                                                                        2012   2.831           3.252              22,754,763
                                                                        2011   2.989           2.831              25,057,335
                                                                        2010   2.384           2.989              27,523,317
                                                                        2009   1.916           2.384              29,402,401
                                                                        2008   2.917           1.916              30,839,634
                                                                        2007   3.003           2.917              33,807,059
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2015   1.812           1.977               6,310,865
                                                                        2014   1.686           1.812               6,510,658
                                                                        2013   1.230           1.686               6,632,416
                                                                        2012   1.050           1.230               5,980,400
                                                                        2011   1.077           1.050               5,843,826
                                                                        2010   0.934           1.077               5,973,488
                                                                        2009   0.661           0.934               5,912,804
                                                                        2008   1.155           0.661               5,791,874
                                                                        2007   1.071           1.155               5,867,466
                                                                        2006   0.998           1.071               4,455,391
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2015   2.278           2.305              29,221,020
                                                                        2014   2.163           2.278              30,706,965
                                                                        2013   1.519           2.163              32,476,701
                                                                        2012   1.327           1.519              34,441,682
                                                                        2011   1.325           1.327              36,727,045
                                                                        2010   0.996           1.325              36,662,396
                                                                        2009   0.728           0.996              37,039,029
                                                                        2008   1.104           0.728              37,976,037

                    UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (4/06)........................................................................... 2015   3.029
                                                                                   2014   2.908
                                                                                   2013   2.912
                                                                                   2012   2.645
                                                                                   2011   2.523
                                                                                   2010   2.267
                                                                                   2009   1.736
                                                                                   2008   2.068
                                                                                   2007   2.013
                                                                                   2006   1.927
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2015   2.580
                                                                                   2014   2.537
                                                                                   2013   2.584
                                                                                   2012   2.528
                                                                                   2011   2.422
                                                                                   2010   2.314
                                                                                   2009   2.243
                                                                                   2008   2.276
                                                                                   2007   2.205
                                                                                   2006   2.126
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 2015   3.645
                                                                                   2014   3.338
                                                                                   2013   2.803
                                                                                   2012   2.526
                                                                                   2011   2.464
                                                                                   2010   2.275
                                                                                   2009   1.964
                                                                                   2008   2.645
                                                                                   2007   2.619
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................... 2007   0.991
                                                                                   2006   0.997
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.208
                                                                                   2008   1.167
                                                                                   2007   1.087
                                                                                   2006   1.060
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.421
                                                                                   2006   1.126
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.984
                                                                                   2006   1.713
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/05)............................. 2006   1.144
 Travelers Convertible Securities Subaccount (6/05)............................... 2006   1.035
 Travelers Disciplined Mid Cap Stock Subaccount (5/98)............................ 2006   1.815
 Travelers Large Cap Subaccount (6/05)............................................ 2006   1.080
 Travelers Mercury Large Cap Core Subaccount (5/05)............................... 2006   1.130
 Travelers MFS(R) Mid Cap Growth Subaccount (5/01)................................ 2006   0.609
 Travelers MFS(R) Total Return Subaccount (2/95).................................. 2006   2.498
 Travelers MFS(R) Value Subaccount (5/04)......................................... 2006   1.181
 Travelers Mondrian International Stock Subaccount (5/04)......................... 2006   1.235
 Travelers Pioneer Fund Subaccount (2/94)......................................... 2006   1.755
 Travelers Pioneer Mid Cap Value Subaccount (6/05)................................ 2006   1.020
 Travelers Pioneer Strategic Income Subaccount (3/95)............................. 2006   1.504
 Travelers Salomon Brothers Strategic Total Return Bond Subaccount (3/95)......... 2006   1.955
 Travelers Strategic Equity Subaccount (2/95)..................................... 2006   2.265
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................. 2006   1.153
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................. 2006   1.148



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (4/06)........................................................................... 2.940                  652,967
                                                                                   3.029                  719,976
                                                                                   2.908                  622,788
                                                                                   2.912                  885,038
                                                                                   2.645                  838,805
                                                                                   2.523                  919,657
                                                                                   2.267                  908,411
                                                                                   1.736                  917,498
                                                                                   2.068                  794,169
                                                                                   2.013                  722,740
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2.566               11,782,334
                                                                                   2.580               13,258,094
                                                                                   2.537               14,948,864
                                                                                   2.584               17,338,465
                                                                                   2.528               18,678,654
                                                                                   2.422               21,051,407
                                                                                   2.314               22,712,450
                                                                                   2.243               24,910,830
                                                                                   2.276               27,119,432
                                                                                   2.205               29,444,349
 MSF WMC Balanced Subaccount (Class A) (4/07)..................................... 3.692               59,003,012
                                                                                   3.645               64,383,431
                                                                                   3.338               70,282,110
                                                                                   2.803               76,055,158
                                                                                   2.526               83,885,811
                                                                                   2.464               93,361,459
                                                                                   2.275              103,978,204
                                                                                   1.964               56,850,802
                                                                                   2.645               65,226,613
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/05)................... 1.013                       --
                                                                                   0.991                1,629,642
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 1.249                       --
                                                                                   1.208               24,330,167
                                                                                   1.167               16,417,390
                                                                                   1.087               13,855,215
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.540                       --
                                                                                   1.421                5,055,410
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.121                       --
                                                                                   1.984               38,048,392
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/05)............................. 1.220                       --
 Travelers Convertible Securities Subaccount (6/05)............................... 1.104                       --
 Travelers Disciplined Mid Cap Stock Subaccount (5/98)............................ 1.985                       --
 Travelers Large Cap Subaccount (6/05)............................................ 1.114                       --
 Travelers Mercury Large Cap Core Subaccount (5/05)............................... 1.202                       --
 Travelers MFS(R) Mid Cap Growth Subaccount (5/01)................................ 0.645                       --
 Travelers MFS(R) Total Return Subaccount (2/95).................................. 2.582                       --
 Travelers MFS(R) Value Subaccount (5/04)......................................... 1.278                       --
 Travelers Mondrian International Stock Subaccount (5/04)......................... 1.421                       --
 Travelers Pioneer Fund Subaccount (2/94)......................................... 1.864                       --
 Travelers Pioneer Mid Cap Value Subaccount (6/05)................................ 1.075                       --
 Travelers Pioneer Strategic Income Subaccount (3/95)............................. 1.520                       --
 Travelers Salomon Brothers Strategic Total Return Bond Subaccount (3/95)......... 1.927                       --
 Travelers Strategic Equity Subaccount (2/95)..................................... 2.366                       --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................. 1.329                       --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................. 1.318                       --

                              UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (CONTINUED)
                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                         YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers U.S. Government Securities Subaccount (1/92).............. 2006   2.203           2.126                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/92)........ 2014   3.977           4.293               6,394,748
                                                                      2013   3.392           3.977               7,021,550
                                                                      2012   3.103           3.392               7,678,701
                                                                      2011   3.142           3.103               8,529,051
                                                                      2010   2.837           3.142               9,442,324
                                                                      2009   2.339           2.837              10,042,089
                                                                      2008   3.166           2.339              10,394,816
                                                                      2007   2.891           3.166              11,275,531
                                                                      2006   2.718           2.891              12,271,820
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03).................. 2009   1.047           1.017                      --
                                                                      2008   1.652           1.047               5,167,055
                                                                      2007   1.712           1.652               6,446,258
                                                                      2006   1.494           1.712               7,393,219





                     UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (N)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87)......................................... 2006    6.718
High Yield Bond Trust
 High Yield Bond Trust (12/87)............................................. 2006    5.462
Managed Assets Trust
 Managed Assets Trust (12/87).............................................. 2006    5.947
Met Investors Series Trust
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   10.973
                                                                            2013    8.605
                                                                            2012    7.094
                                                                            2011    7.751
                                                                            2010    7.156
                                                                            2009    5.059
                                                                            2008    8.811
                                                                            2007    6.839
                                                                            2006    6.655
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2015   12.865
                                                                            2014   11.406
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2015    1.706
                                                                            2014    1.580
                                                                            2013    1.182
                                                                            2012    1.010
                                                                            2011    1.039
                                                                            2010    0.916
                                                                            2009    0.732
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009    5.046
                                                                            2008    6.834
                                                                            2007    6.508
                                                                            2006    6.143
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 2012    0.855
                                                                            2011    0.874
                                                                            2010    0.807
                                                                            2009    0.567
                                                                            2008    1.010
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2015    1.822
                                                                            2014    1.771
                                                                            2013    1.828
                                                                            2012    1.694
                                                                            2011    1.663
                                                                            2010    1.557
                                                                            2009    1.394



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87).........................................  6.655                     --
High Yield Bond Trust
 High Yield Bond Trust (12/87).............................................  5.591                     --
Managed Assets Trust
 Managed Assets Trust (12/87)..............................................  6.143                     --
Met Investors Series Trust
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 11.440                     --
                                                                            10.973              1,291,272
                                                                             8.605              1,541,965
                                                                             7.094              1,813,975
                                                                             7.751              2,051,083
                                                                             7.156              2,308,699
                                                                             5.059              2,528,330
                                                                             8.811              2,870,035
                                                                             6.839              3,645,069
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 12.221              1,050,857
                                                                            12.865              1,183,259
 MIST Invesco Comstock Subaccount (Class B) (5/09).........................  1.584                 92,048
                                                                             1.706                117,839
                                                                             1.580                119,194
                                                                             1.182                130,895
                                                                             1.010                153,329
                                                                             1.039                154,307
                                                                             0.916                167,959
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......  4.996                     --
                                                                             5.046              1,245,098
                                                                             6.834              1,783,824
                                                                             6.508              2,184,282
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).........  0.962                     --
                                                                             0.855                     --
                                                                             0.874                     --
                                                                             0.807                     --
                                                                             0.567                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................  1.800                477,986
                                                                             1.822                541,259
                                                                             1.771                837,607
                                                                             1.828              1,298,192
                                                                             1.694              1,134,324
                                                                             1.663              1,258,594
                                                                             1.557                906,881

                 UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (N) (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2015   4.878
                                                                                 2014   4.536
                                                                                 2013   3.422
                                                                                 2012   3.030
                                                                                 2011   3.369
                                                                                 2010   2.847
                                                                                 2009   2.256
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2015   3.184
                                                                                 2014   3.023
                                                                                 2013   2.123
                                                                                 2012   1.855
                                                                                 2011   1.851
                                                                                 2010   1.392
                                                                                 2009   1.017
                                                                                 2008   1.543
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   5.954
                                                                                 2006   5.591



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 5.120                303,539
                                                                                 4.878                343,745
                                                                                 4.536                375,511
                                                                                 3.422                416,506
                                                                                 3.030                488,032
                                                                                 3.369                510,214
                                                                                 2.847                571,360
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 3.222                     --
                                                                                 3.184                     --
                                                                                 3.023                     --
                                                                                 2.123                     --
                                                                                 1.855                     --
                                                                                 1.851                     --
                                                                                 1.392                     --
                                                                                 1.017                     --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 6.188                     --
                                                                                 5.954                534,612





                     UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (Q)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87)......................................... 2006    6.478
High Yield Bond Trust
 High Yield Bond Trust (12/87)............................................. 2006    5.406
Managed Assets Trust
 Managed Assets Trust (12/87).............................................. 2006    5.525
Met Investors Series Trust
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   10.581
                                                                            2013    8.298
                                                                            2012    6.841
                                                                            2011    7.474
                                                                            2010    6.900
                                                                            2009    4.879
                                                                            2008    8.496
                                                                            2007    6.595
                                                                            2006    6.417
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2015   12.405
                                                                            2014   10.998
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2015    1.706
                                                                            2014    1.580
                                                                            2013    1.182
                                                                            2012    1.010
                                                                            2011    1.039
                                                                            2010    0.916
                                                                            2009    0.732
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009    4.688
                                                                            2008    6.349
                                                                            2007    6.046
                                                                            2006    5.707
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)......... 2012    0.855
                                                                            2011    0.874
                                                                            2010    0.807
                                                                            2009    0.567
                                                                            2008    1.010
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2015    1.822
                                                                            2014    1.771
                                                                            2013    1.828
                                                                            2012    1.694
                                                                            2011    1.663
                                                                            2010    1.557
                                                                            2009    1.394



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (12/87).........................................  6.417                     --
High Yield Bond Trust
 High Yield Bond Trust (12/87).............................................  5.533                     --
Managed Assets Trust
 Managed Assets Trust (12/87)..............................................  5.707                     --
Met Investors Series Trust
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 11.031                     --
                                                                            10.581             42,820,127
                                                                             8.298             46,795,796
                                                                             6.841             51,063,590
                                                                             7.474             56,115,044
                                                                             6.900             60,862,905
                                                                             4.879             63,711,501
                                                                             8.496             68,344,003
                                                                             6.595             78,056,077
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 11.784             35,192,341
                                                                            12.405             38,752,723
 MIST Invesco Comstock Subaccount (Class B) (5/09).........................  1.584              4,533,845
                                                                             1.706              4,750,485
                                                                             1.580              5,192,456
                                                                             1.182              5,389,781
                                                                             1.010              5,648,333
                                                                             1.039              6,318,576
                                                                             0.916              6,661,623
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......  4.642                     --
                                                                             4.688             22,669,086
                                                                             6.349             25,958,785
                                                                             6.046             29,363,946
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).........  0.962                     --
                                                                             0.855                     --
                                                                             0.874                     --
                                                                             0.807                     --
                                                                             0.567                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................  1.800             18,790,448
                                                                             1.822             21,306,874
                                                                             1.771             24,269,586
                                                                             1.828             27,612,107
                                                                             1.694             27,564,342
                                                                             1.663             29,322,201
                                                                             1.557             25,878,071

                 UNIVERSAL ANNUITY -- SEPARATE ACCOUNT 1.25% 3.5% AIR (Q) (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2015   4.878
                                                                                 2014   4.536
                                                                                 2013   3.422
                                                                                 2012   3.030
                                                                                 2011   3.369
                                                                                 2010   2.847
                                                                                 2009   2.256
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2015   3.184
                                                                                 2014   3.023
                                                                                 2013   2.123
                                                                                 2012   1.855
                                                                                 2011   1.851
                                                                                 2010   1.392
                                                                                 2009   1.017
                                                                                 2008   1.543
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   5.892
                                                                                 2006   5.533



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 5.120               7,717,526
                                                                                 4.878               8,459,354
                                                                                 4.536               9,074,180
                                                                                 3.422              10,005,393
                                                                                 3.030              10,857,315
                                                                                 3.369              11,729,353
                                                                                 2.847              12,627,741
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 3.222                      --
                                                                                 3.184                      --
                                                                                 3.023                      --
                                                                                 2.123                      --
                                                                                 1.855                      --
                                                                                 1.851                      --
                                                                                 1.392                      --
                                                                                 1.017                      --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 6.124                   1,372
                                                                                 5.892               6,940,303


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2015.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Growth and Income Stock Account for Variable Annuities merged into Met Investors Series Trust-Batterymarch Growth and Income Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Quality Bond Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Short-Term Bond Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Growth and Income Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Tactical Aggressive Stock Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-MetLife Mid Cap Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Separate Account-Travelers Money Market Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust- Salomon Brothers Strategic Total Bond Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by the Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Batterymarch Growth and Income Portfolio was merged into Metropolitan Series Fund-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

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


                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a merger or name change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES


The following former Underlying Funds were renamed:




                     FORMER NAME                                              NEW NAME
----------------------------------------------------- -------------------------------------------------------
MET INVESTORS SERIES TRUST                            MET INVESTORS SERIES TRUST
 WM Large Cap Research Portfolio -- Class E           Met/Wellington Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND                              METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio -- Class A          BlackRock Ultra-Short Term Bond Portfolio -- Class A
 WMC Balanced Portfolio -- Class A                    Met/Wellington Balanced Portfolio -- Class A
 WMC Core Equity Opportunities Portfolio -- Class A   Met/Wellington Core Equity Opportunities Portfolio --
                                                      Class A



UNDERLYING FUND MERGERS

The following former Underlying Funds merged with and into the new Underlying
Funds:




           FORMER UNDERLYING FUND/TRUST                           NEW UNDERLYING FUND/TRUST
-------------------------------------------------- ------------------------------------------------------
MET INVESTORS SERIES TRUST                         METROPOLITAN SERIES FUND
 Lord Abbett Bond Debenture Portfolio -- Class A   Western Asset Management Strategic Bond
                                                   Opportunities Portfolio -- Class A
 Pioneer Fund Portfolio -- Class A                 Met/Wellington Core Equity Opportunities Portfolio --
                                                   Class A
 Pioneer Strategic Income Portfolio -- Class A     Western Asset Management Strategic Bond
                                                   Opportunities Portfolio -- Class A

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


                                   APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                  PORTFOLIO/SERIES                  MARKETING NAME
----------------------------------------- ------------------------- ----------------------------------------
Janus Aspen Series                        Overseas Portfolio        Janus Overseas Portfolo
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio   Fidelity VIP Equity-Income Portfolio(R)
Fidelity(R) Variable Insurance Products   High Income Portfolio     Fidelity VIP High Income Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio

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


                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value


Advertisement of the Seperate Account


Taxes

 Non-Qualified Annuity Contracts

 Changes to Tax Rules and Interpretations

 Qualified Annuity Contracts

 Types of Qualified Plans

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY USA, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 1

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


                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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


                                   APPENDIX F
--------------------------------------------------------------------------------
                               THE FIXED ACCOUNT


The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The investment gain or loss of the Separate Account or any of the Funding Options does not affect the Fixed Account Contract Value, or the dollar amount of Fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable Premium Taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and Annuity obligations. Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in Your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at Our discretion. Investment income from such Fixed Account assets will be allocated to Us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to Us includes compensation for mortality and expense risks borne by Us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in Our sole discretion at such rate or rates as We prospectively declare from time to time.


We guarantee that for the life of the Contract We will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest We credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in Our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors We may consider are regulatory and tax requirements, general economic trends and competitive factors.



TRANSFERS

You may make transfers from the Fixed Account to any other available Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 10% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to Qualified Contracts or transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this transfer allowance restriction fits Your risk tolerance and time horizon.

Automated transfers from the Fixed Account to any of the Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete Your Fixed Account value in a period of less than twelve months from Your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.

4 Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.

5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                               UNIVERSAL ANNUITY


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2016



                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1,

2016. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company USA, 4700 Westown Parkway, Ste. 200, West

Des Moines, IA 50266, or by calling 1-800-233-3591, or by accessing the

Securities and Exchange Commission's website at http://www.sec.gov.
                                                ------------------


The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company USA ("we", "our", or the "Company").






























                                                                     MIC-Book-01

                               TABLE OF CONTENTS



                                                                            PAGE
                                                                           -----
THE INSURANCE COMPANY.....................................................    2
PRINCIPAL UNDERWRITER.....................................................    2
CUSTODIAN.................................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................    2
CALCULATION OF ANNUITY UNIT VALUE.........................................    3
ADVERTISEMENT OF THE SEPARATE ACCOUNT.....................................    3
TAXES.....................................................................    5
   Non-Qualified Annuity Contracts........................................    5
   Changes to Tax Rules and Interpretations...............................    5
   Qualified Annuity Contracts............................................    6
   Types of Qualified Plans...............................................    6
   ERISA..................................................................    7
   Federal Estate Taxes...................................................    8
   Generation-Skipping Transfer Tax.......................................    8
   Purchase Payments By Nonresident Aliens and Foreign Corporations.......    8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    8
FINANCIAL STATEMENTS......................................................    8

                             THE INSURANCE COMPANY

MetLife Insurance Company USA ("MetLife USA") is a stock insurance company chartered in 1863 in Connecticut and currently subject to the laws in the state of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct life insurance business in all states of the United States except New York, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


                             PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.


                                   CUSTODIAN

MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2015........$568,720,128                    $0
 2014........$ 43,885,979                    $0
 2013........$ 43,373,276                    $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract.

Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2015 is $83,530*. The amount of commissions paid to selected broker-dealer firms during 2015 is $43,876. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2015 is $127,306*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company and Metropolitan Life Insurance.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2015 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Cetera Advisor Networks LLC


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)



                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.

Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds(Reg. TM) and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

Historical performance information should not be relied on as a guarantee of future performance results.

Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(Reg. TM) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.



                                     TAXES


NON-QUALIFIED ANNUITY CONTRACTS

DIVERSIFICATION

In order for your non-qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.

We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under Federal tax law and to protect You and other Contract owners in the Investment Divisions from adverse tax consequences.

THE 3.8% INVESTMENT TAX applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:


CAPITAL GAINS   DIVIDENDS   OTHER
  23.8%         43.4%       43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED ANNUITY CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.


SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.


401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.

Additional information regarding 457(b) plans

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if You die before You receive any payments under the annuity or if You die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

     1. Generally, the spouse must give qualified consent whenever You elect to:

   2. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     3. Make certain withdrawals under plans for which a qualified consent is required;

     4.  Name someone other than the spouse as your beneficiary; or

     5.  Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Comparison of Plan Limits for Individual Contributions:


     PLAN TYPE       ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
  IRA                       $ 5,500                 $1,000
  401(k)                    $18,000                 $6,000
  SEP/401(a)                  (Employer contributions only)
  403(b) (TSA)              $18,000                 $6,000
  457(b)                    $18,000                 $6,000


Dollar limits are for 2016 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not to exceed the greater of $53,000 or 25% of an employee's compensation for 2016.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                              FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2015, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2015, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 25, 2016

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2015


                                              AB GLOBAL THEMATIC        ALGER CAPITAL        AMERICAN FUNDS         AMERICAN FUNDS
                                                    GROWTH              APPRECIATION              BOND               GLOBAL GROWTH
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             --------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $            437,108   $         2,984,796   $          5,024,441   $       112,218,447
   Due from MetLife Insurance
     Company USA...........................                    --                    --                     --                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Assets........................               437,108             2,984,796              5,024,441           112,218,447
                                             --------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA...........................                     1                     1                     --                     8
                                             --------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                     1                     1                     --                     8
                                             --------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $            437,107   $         2,984,795   $          5,024,441   $       112,218,439
                                             ====================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $            437,107   $         2,984,795   $          5,024,441   $       112,067,200
   Net assets from contracts in payout.....                    --                    --                     --               151,239
                                             --------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $            437,107   $         2,984,795   $          5,024,441   $       112,218,439
                                             ====================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                             AMERICAN FUNDS
                                              GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION            GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,173,442  $        244,016,728  $        205,249,144  $          9,400,487
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             2,173,442           244,016,728           205,249,144             9,400,488
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    33                    29                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    33                    29                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          2,173,442  $        244,016,695  $        205,249,115  $          9,400,488
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,166,248  $        243,623,110  $        204,808,831  $          9,400,488
   Net assets from contracts in payout..                 7,194               393,585               440,284                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          2,173,442  $        244,016,695  $        205,249,115  $          9,400,488
                                          ====================  ====================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY         FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH         CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,487,770  $          4,507,296  $            467,911  $         213,090,952
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................             2,487,770             4,507,296               467,911            213,090,952
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     5                     1                     14
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     2                     5                     1                     14
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,487,768  $          4,507,291  $            467,910  $         213,090,938
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,487,768  $          4,507,291  $            467,910  $         212,774,849
   Net assets from contracts in payout..                    --                    --                    --                316,089
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          2,487,768  $          4,507,291  $            467,910  $         213,090,938
                                          ====================  ====================  ====================  =====================

                                              FIDELITY VIP
                                             DYNAMIC CAPITAL        FIDELITY VIP
                                              APPRECIATION          EQUITY-INCOME
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,014,902  $        220,784,878
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................             2,014,902           220,784,878
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     1
                                          --------------------  --------------------
        Total Liabilities...............                     2                     1
                                          --------------------  --------------------

NET ASSETS..............................  $          2,014,900  $        220,784,877
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,014,900  $        220,418,324
   Net assets from contracts in payout..                    --               366,553
                                          --------------------  --------------------
        Total Net Assets................  $          2,014,900  $        220,784,877
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                              FIDELITY VIP        FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              FREEDOM 2020        FREEDOM 2025          FREEDOM 2030          FREEDOM 2040
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            69,715  $           182,285  $            429,197  $             10,129
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               69,715              182,285               429,197                10,129
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    2                    2                     2                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    2                    2                     2                     1
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            69,713  $           182,283  $            429,195  $             10,128
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            69,713  $           182,283  $            429,195  $             10,128
   Net assets from contracts in payout..                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            69,713  $           182,283  $            429,195  $             10,128
                                          ===================  ===================  ====================  ====================

                                                                                          FIDELITY VIP
                                              FIDELITY VIP          FIDELITY VIP           GOVERNMENT         FIDELITY VIP HIGH
                                              FREEDOM 2050        FUNDSMANAGER 60%        MONEY MARKET             INCOME
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              4,998  $        537,008,433  $            540,147  $         18,631,014
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 4,998           537,008,433               540,147            18,631,014
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     1                     5                     2                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                     5                     2                     2
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              4,997  $        537,008,428  $            540,145  $         18,631,012
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              4,997  $        537,008,428  $            540,145  $         18,589,493
   Net assets from contracts in payout..                    --                    --                    --                41,519
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              4,997  $        537,008,428  $            540,145  $         18,631,012
                                          ====================  ====================  ====================  ====================


                                                                    FTVIPT FRANKLIN
                                          FIDELITY VIP MID CAP        INCOME VIP
                                               SUBACCOUNT             SUBACCOUNT
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        246,200,250   $         21,261,009
   Due from MetLife Insurance
     Company USA........................                    --                     --
                                          ---------------------  --------------------
        Total Assets....................           246,200,250             21,261,009
                                          ---------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    14                      6
                                          ---------------------  --------------------
        Total Liabilities...............                    14                      6
                                          ---------------------  --------------------

NET ASSETS..............................  $        246,200,236   $         21,261,003
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        245,614,211   $         21,248,798
   Net assets from contracts in payout..               586,025                 12,205
                                          ---------------------  --------------------
        Total Net Assets................  $        246,200,236   $         21,261,003
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                          FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                              FTVIPT FRANKLIN       FTVIPT FRANKLIN        SMALL-MID CAP          DEVELOPING
                                             MUTUAL SHARES VIP   RISING DIVIDENDS VIP       GROWTH VIP            MARKETS VIP
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          16,047,672  $         15,073,405  $         26,005,040  $         13,806,127
   Due from MetLife Insurance
     Company USA........................                     --                    --                    --                    19
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................             16,047,672            15,073,405            26,005,040            13,806,146
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                      1                   108                     9                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                      1                   108                     9                    --
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          16,047,671  $         15,073,297  $         26,005,031  $         13,806,146
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          16,047,671  $         15,073,297  $         25,978,301  $         13,804,650
   Net assets from contracts in payout..                     --                    --                26,730                 1,496
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          16,047,671  $         15,073,297  $         26,005,031  $         13,806,146
                                          =====================  ====================  ====================  ====================


                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               FOREIGN VIP            COMSTOCK        DIVERSIFIED DIVIDEND    EQUITY AND INCOME
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         58,736,126  $          5,511,912  $          1,284,342  $         52,124,645
   Due from MetLife Insurance
     Company USA........................                    --                    27                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            58,736,126             5,511,939             1,284,342            52,124,645
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     9                    --                     2                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     9                    --                     2                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         58,736,117  $          5,511,939  $          1,284,340  $         52,124,645
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         58,625,464  $          5,463,755  $          1,272,629  $         52,077,345
   Net assets from contracts in payout..               110,653                48,184                11,711                47,300
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         58,736,117  $          5,511,939  $          1,284,340  $         52,124,645
                                          ====================  ====================  ====================  ====================


                                               INVESCO V.I.           INVESCO V.I.
                                           GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                                SUBACCOUNT             SUBACCOUNT
                                          ----------------------  --------------------
ASSETS:
   Investments at fair value............  $           8,782,734   $          1,350,244
   Due from MetLife Insurance
     Company USA........................                     --                     --
                                          ----------------------  --------------------
        Total Assets....................              8,782,734              1,350,244
                                          ----------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                      2                      3
                                          ----------------------  --------------------
        Total Liabilities...............                      2                      3
                                          ----------------------  --------------------

NET ASSETS..............................  $           8,782,732   $          1,350,241
                                          ======================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           8,678,207   $          1,350,241
   Net assets from contracts in payout..                104,525                     --
                                          ----------------------  --------------------
        Total Net Assets................  $           8,782,732   $          1,350,241
                                          ======================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                              INVESCO V.I.          JANUS ASPEN           JANUS ASPEN           JANUS ASPEN
                                              S&P 500 INDEX         ENTERPRISE          GLOBAL RESEARCH          OVERSEAS
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,194,793  $        12,285,712  $            803,838  $         33,941,266
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................             2,194,793           12,285,712               803,838            33,941,266
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    7                    24                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    --                    7                    24                     1
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $          2,194,793  $        12,285,705  $            803,814  $         33,941,265
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,168,931  $        12,285,705  $            803,814  $         33,882,798
   Net assets from contracts in payout..                25,862                   --                    --                58,467
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $          2,194,793  $        12,285,705  $            803,814  $         33,941,265
                                          ====================  ===================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        368,227,630  $        259,099,706  $        91,048,407   $         94,894,581
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           368,227,630           259,099,706           91,048,407             94,894,581
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    22                   290                   13                     14
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    22                   290                   13                     14
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        368,227,608  $        259,099,416  $        91,048,394   $         94,894,567
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        367,600,470  $        258,719,315  $        90,725,802   $         94,494,165
   Net assets from contracts in payout..               627,138               380,101              322,592                400,402
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        368,227,608  $        259,099,416  $        91,048,394   $         94,894,567
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE        MID CAP CORE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        114,052,282  $        33,367,364
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  --------------------
        Total Assets....................           114,052,282           33,367,364
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    13                    6
                                          --------------------  --------------------
        Total Liabilities...............                    13                    6
                                          --------------------  --------------------

NET ASSETS..............................  $        114,052,269  $        33,367,358
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        113,419,823  $        33,145,045
   Net assets from contracts in payout..               632,446              222,313
                                          --------------------  --------------------
        Total Net Assets................  $        114,052,269  $        33,367,358
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                       LMPVET                                     LMPVET
                                                 LMPVET             QS LEGG MASON            LMPVET            QS LEGG MASON
                                          CLEARBRIDGE VARIABLE        VARIABLE            QS LEGG MASON          VARIABLE
                                            SMALL CAP GROWTH     CONSERVATIVE GROWTH     VARIABLE GROWTH      MODERATE GROWTH
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............   $        48,622,224  $        48,860,861   $        21,126,287  $         30,991,123
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                    --
                                          --------------------  --------------------  -------------------  --------------------
       Total Assets.....................            48,622,224           48,860,861            21,126,287            30,991,123
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    10                    1                    --                    --
                                          --------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    10                    1                    --                    --
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................   $        48,622,214  $        48,860,860   $        21,126,287  $         30,991,123
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        48,449,993  $        48,713,565   $        21,119,881  $         30,981,561
   Net assets from contracts in payout..               172,221              147,295                 6,406                 9,562
                                          --------------------  --------------------  -------------------  --------------------
       Total Net Assets.................   $        48,622,214  $        48,860,860   $        21,126,287  $         30,991,123
                                          ====================  ====================  ===================  ====================


                                                                  LMPVIT WESTERN          MIST AMERICAN        MIST AMERICAN
                                             LMPVIT WESTERN    ASSET VARIABLE GLOBAL     FUNDS BALANCED        FUNDS GROWTH
                                             ASSET CORE PLUS      HIGH YIELD BOND          ALLOCATION           ALLOCATION
                                               SUBACCOUNT           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                          -------------------  ---------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        66,305,248  $         5,805,014    $          4,828,342  $         3,549,785
   Due from MetLife Insurance
     Company USA........................                   --                   --                      --                   --
                                          -------------------  ---------------------  --------------------  -------------------
       Total Assets.....................           66,305,248            5,805,014               4,828,342            3,549,785
                                          -------------------  ---------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   14                    4                      --                    1
                                          -------------------  ---------------------  --------------------  -------------------
       Total Liabilities................                   14                    4                      --                    1
                                          -------------------  ---------------------  --------------------  -------------------

NET ASSETS..............................  $        66,305,234  $         5,805,010    $          4,828,342  $         3,549,784
                                          ===================  =====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        66,024,339  $         5,732,481    $          4,828,342  $         3,549,784
   Net assets from contracts in payout..              280,895               72,529                      --                   --
                                          -------------------  ---------------------  --------------------  -------------------
       Total Net Assets.................  $        66,305,234  $         5,805,010    $          4,828,342  $         3,549,784
                                          ===================  =====================  ====================  ===================


                                             MIST AMERICAN
                                            FUNDS MODERATE        MIST BLACKROCK
                                              ALLOCATION            HIGH YIELD
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         2,991,070  $        82,643,561
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................            2,991,070           82,643,561
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                   31
                                          -------------------  -------------------
       Total Liabilities................                   --                   31
                                          -------------------  -------------------

NET ASSETS..............................  $         2,991,070  $        82,643,530
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,991,070  $        82,581,765
   Net assets from contracts in payout..                   --               61,765
                                          -------------------  -------------------
       Total Net Assets.................  $         2,991,070  $        82,643,530
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                                         MIST HARRIS
                                          MIST CLARION GLOBAL    MIST CLEARBRIDGE          OAKMARK            MIST INVESCO
                                              REAL ESTATE        AGGRESSIVE GROWTH      INTERNATIONAL           COMSTOCK
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        65,557,149  $        526,677,472  $        58,322,420  $        184,751,274
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................           65,557,149           526,677,472           58,322,420           184,751,274
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   10                    17                   11                    13
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                   10                    17                   11                    13
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        65,557,139  $        526,677,455  $        58,322,409  $        184,751,261
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        65,432,316  $        525,519,319  $        58,278,591  $        184,168,125
   Net assets from contracts in payout..              124,823             1,158,136               43,818               583,136
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        65,557,139  $        526,677,455  $        58,322,409  $        184,751,261
                                          ===================  ====================  ===================  ====================


                                              MIST INVESCO          MIST INVESCO        MIST JPMORGAN      MIST LOOMIS SAYLES
                                              MID CAP VALUE       SMALL CAP GROWTH     SMALL CAP VALUE       GLOBAL MARKETS
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         39,601,384  $        13,547,398  $         9,963,900  $        135,115,615
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            39,601,384           13,547,398            9,963,900           135,115,615
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    11                   10                   11                     3
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    11                   10                   11                     3
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         39,601,373  $        13,547,388  $         9,963,889  $        135,115,612
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         39,517,355  $        13,535,470  $         9,954,226  $        134,816,572
   Net assets from contracts in payout..                84,018               11,918                9,663               299,040
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         39,601,373  $        13,547,388  $         9,963,889  $        135,115,612
                                          ====================  ===================  ===================  ====================


                                           MIST LORD ABBETT       MIST MET/EATON
                                            BOND DEBENTURE      VANCE FLOATING RATE
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        33,335,679  $          3,637,331
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
        Total Assets....................           33,335,679             3,637,331
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    7                     1
                                          -------------------  --------------------
        Total Liabilities...............                    7                     1
                                          -------------------  --------------------

NET ASSETS..............................  $        33,335,672  $          3,637,330
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        33,273,982  $          3,628,325
   Net assets from contracts in payout..               61,690                 9,005
                                          -------------------  --------------------
        Total Net Assets................  $        33,335,672  $          3,637,330
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                                                   MIST METLIFE
                                              MIST METLIFE          MULTI-INDEX          MIST METLIFE       MIST MFS EMERGING
                                          ASSET ALLOCATION 100     TARGETED RISK        SMALL CAP VALUE      MARKETS EQUITY
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        59,108,395   $            31,905  $        97,811,784  $         40,103,329
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           59,108,395                31,905           97,811,784            40,103,329
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                    --                   12                    13
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    4                    --                   12                    13
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        59,108,391   $            31,905  $        97,811,772  $         40,103,316
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        59,108,391   $            31,905  $        97,640,619  $         40,048,626
   Net assets from contracts in payout..                   --                    --              171,153                54,690
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        59,108,391   $            31,905  $        97,811,772  $         40,103,316
                                          ====================  ===================  ===================  ====================

                                                                    MIST MORGAN                                MIST PIMCO
                                           MIST MFS RESEARCH      STANLEY MID CAP     MIST OPPENHEIMER     INFLATION PROTECTED
                                             INTERNATIONAL            GROWTH            GLOBAL EQUITY             BOND
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        63,005,464  $         9,645,451  $        323,609,520  $        51,884,527
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................           63,005,464            9,645,451           323,609,520           51,884,527
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   12                    5                    43                   13
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                   12                    5                    43                   13
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        63,005,452  $         9,645,446  $        323,609,477  $        51,884,514
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        62,786,921  $         9,619,089  $        323,329,901  $        51,725,926
   Net assets from contracts in payout..              218,531               26,357               279,576              158,588
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        63,005,452  $         9,645,446  $        323,609,477  $        51,884,514
                                          ===================  ===================  ====================  ====================


                                            MIST PIMCO TOTAL
                                                 RETURN         MIST PIONEER FUND
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       200,669,363  $        48,672,732
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          200,669,363           48,672,732
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   19                   14
                                          -------------------  -------------------
       Total Liabilities................                   19                   14
                                          -------------------  -------------------

NET ASSETS..............................  $       200,669,344  $        48,672,718
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       199,892,749  $        48,514,922
   Net assets from contracts in payout..              776,595              157,796
                                          -------------------  -------------------
       Total Net Assets.................  $       200,669,344  $        48,672,718
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015



                                               MIST PIONEER         MIST PYRAMIS       MIST SSGA GROWTH     MIST SSGA GROWTH
                                             STRATEGIC INCOME       MANAGED RISK        AND INCOME ETF             ETF
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       121,943,510  $            17,858  $       109,354,013  $       139,366,676
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          121,943,510               17,858          109,354,013          139,366,676
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   11                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   11                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       121,943,499  $            17,857  $       109,354,013  $       139,366,676
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       121,622,315  $            17,857  $       109,354,013  $       139,366,676
   Net assets from contracts in payout....              321,184                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       121,943,499  $            17,857  $       109,354,013  $       139,366,676
                                            ===================  ===================  ===================  ===================


                                            MIST T. ROWE PRICE   MIST T. ROWE PRICE        MIST WMC          MORGAN STANLEY
                                              LARGE CAP VALUE      MID CAP GROWTH     LARGE CAP RESEARCH    MULTI CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       366,981,635  $         1,870,193  $        40,746,881  $           790,649
   Due from MetLife Insurance
     Company USA..........................                1,074                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          366,982,709            1,870,193           40,746,881              790,649
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                    2                    9                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                    2                    9                    2
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       366,982,709  $         1,870,191  $        40,746,872  $           790,647
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       366,383,042  $         1,870,191  $        40,673,940  $           790,647
   Net assets from contracts in payout....              599,667                   --               72,932                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       366,982,709  $         1,870,191  $        40,746,872  $           790,647
                                            ===================  ===================  ===================  ===================

                                               MSF BARCLAYS
                                              AGGREGATE BOND     MSF BLACKROCK BOND
                                                   INDEX               INCOME
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        68,017,985  $       147,353,940
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           68,017,985          147,353,940
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                   23
                                            -------------------  -------------------
       Total Liabilities..................                   --                   23
                                            -------------------  -------------------

NET ASSETS................................  $        68,017,985  $       147,353,917
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        67,919,422  $       146,845,564
   Net assets from contracts in payout....               98,563              508,353
                                            -------------------  -------------------
       Total Net Assets...................  $        68,017,985  $       147,353,917
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015




                                              MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK         MSF FRONTIER
                                          CAPITAL APPRECIATION     LARGE CAP VALUE       MONEY MARKET         MID CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............   $       186,416,363  $         10,329,131  $       234,602,677  $         78,853,389
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
       Total Assets.....................           186,416,363            10,329,131          234,602,677            78,853,389
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    18                     4                3,706                    14
                                          --------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    18                     4                3,706                    14
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................   $       186,416,345  $         10,329,127  $       234,598,971  $         78,853,375
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       185,362,536  $         10,329,127  $       233,776,583  $         78,655,891
   Net assets from contracts in payout..             1,053,809                    --              822,388               197,484
                                          --------------------  --------------------  -------------------  --------------------
       Total Net Assets.................   $       186,416,345  $         10,329,127  $       234,598,971  $         78,853,375
                                          ====================  ====================  ===================  ====================

                                                                                                                    MSF
                                                                                                              MET/DIMENSIONAL
                                              MSF JENNISON        MSF LOOMIS SAYLES     MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                 GROWTH            SMALL CAP CORE        MID CAP VALUE            COMPANY
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        370,985,167  $           637,285  $          1,498,284  $         1,434,554
   Due from MetLife Insurance
     Company USA........................                    --                    1                    --                   --
                                          --------------------  -------------------  --------------------  --------------------
       Total Assets.....................           370,985,167              637,286             1,498,284            1,434,554
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     9                   --                     1                   --
                                          --------------------  -------------------  --------------------  --------------------
       Total Liabilities................                     9                   --                     1                   --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        370,985,158  $           637,286  $          1,498,283  $         1,434,554
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        370,708,935  $           637,286  $          1,497,156  $         1,434,554
   Net assets from contracts in payout..               276,223                   --                 1,127                   --
                                          --------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        370,985,158  $           637,286  $          1,498,283  $         1,434,554
                                          ====================  ===================  ====================  ====================



                                              MSF METLIFE           MSF METLIFE
                                          ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        23,643,811  $         74,878,506
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................           23,643,811            74,878,506
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   10                     8
                                          -------------------  --------------------
       Total Liabilities................                   10                     8
                                          -------------------  --------------------

NET ASSETS..............................  $        23,643,801  $         74,878,498
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        23,643,801  $         74,847,960
   Net assets from contracts in payout..                   --                30,538
                                          -------------------  --------------------
       Total Net Assets.................  $        23,643,801  $         74,878,498
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2015


                                               MSF METLIFE          MSF METLIFE         MSF METLIFE MID     MSF METLIFE STOCK
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80     CAP STOCK INDEX           INDEX
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        480,001,724  $       582,539,529  $         15,269,454  $       825,958,937
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           480,001,724          582,539,529            15,269,454          825,958,937
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    20                   36                    --                   35
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    20                   36                    --                   35
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        480,001,704  $       582,539,493  $         15,269,454  $       825,958,902
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        479,914,212  $       582,493,026  $         15,269,454  $       822,483,172
   Net assets from contracts in payout..                87,492               46,467                    --            3,475,730
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        480,001,704  $       582,539,493  $         15,269,454  $       825,958,902
                                          ====================  ===================  ====================  ===================

                                             MSF MFS TOTAL                                MSF MSCI            MSF NEUBERGER
                                                RETURN             MSF MFS VALUE         EAFE INDEX          BERMAN GENESIS
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       367,197,830  $       126,858,400  $         50,132,009  $        59,714,914
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          367,197,830          126,858,400            50,132,009           59,714,914
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   48                   41                    --                   48
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   48                   41                    --                   48
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       367,197,782  $       126,858,359  $         50,132,009  $        59,714,866
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       365,898,827  $       126,673,303  $         50,091,619  $        59,685,449
   Net assets from contracts in payout..            1,298,955              185,056                40,390               29,417
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       367,197,782  $       126,858,359  $         50,132,009  $        59,714,866
                                          ===================  ===================  ====================  ===================

                                            MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  INDEX          LARGE CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        101,108,420  $        58,885,793
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           101,108,420           58,885,793
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                   19
                                          --------------------  -------------------
       Total Liabilities................                    --                   19
                                          --------------------  -------------------

NET ASSETS..............................  $        101,108,420  $        58,885,774
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        101,063,908  $        58,394,467
   Net assets from contracts in payout..                44,512              491,307
                                          --------------------  -------------------
       Total Net Assets.................  $        101,108,420  $        58,885,774
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2015


                                                                 MSF WESTERN ASSET      MSF WESTERN ASSET
                                            MSF T. ROWE PRICE  MANAGEMENT STRATEGIC        MANAGEMENT              MSF WMC
                                            SMALL CAP GROWTH    BOND OPPORTUNITIES       U.S. GOVERNMENT          BALANCED
                                               SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          -------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       109,539,501   $        32,316,455   $         82,426,362  $        244,860,548
   Due from MetLife Insurance
     Company USA........................                   --                    --                     --                    --
                                          -------------------  ---------------------  --------------------  --------------------
        Total Assets....................          109,539,501            32,316,455             82,426,362           244,860,548
                                          -------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    8                    13                      6                    14
                                          -------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                    8                    13                      6                    14
                                          -------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $       109,539,493   $        32,316,442   $         82,426,356  $        244,860,534
                                          ===================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       109,507,378   $        32,117,175   $         82,313,644  $        244,240,295
   Net assets from contracts in payout..               32,115               199,267                112,712               620,239
                                          -------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $       109,539,493   $        32,316,442   $         82,426,356  $        244,860,534
                                          ===================  =====================  ====================  ====================

                                                 MSF WMC                                                    TAP 1919 VARIABLE
                                               CORE EQUITY           PIONEER VCT         PIONEER VCT       SOCIALLY RESPONSIVE
                                              OPPORTUNITIES         MID CAP VALUE    REAL ESTATE SHARES         BALANCED
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         80,800,721  $        20,514,009  $         8,432,227  $         36,506,374
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            80,800,721           20,514,009            8,432,227            36,506,374
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    14                    4                    5                     6
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    14                    4                    5                     6
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         80,800,707  $        20,514,005  $         8,432,222  $         36,506,368
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         80,584,211  $        20,514,005  $         8,432,222  $         36,487,806
   Net assets from contracts in payout..               216,496                   --                   --                18,562
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         80,800,707  $        20,514,005  $         8,432,222  $         36,506,368
                                          ====================  ===================  ===================  ====================


                                                                  WELLS FARGO VT
                                               UIF GROWTH         SMALL CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          6,666,783  $         1,883,744
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................             6,666,783            1,883,744
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     3                    1
                                          --------------------  -------------------
        Total Liabilities...............                     3                    1
                                          --------------------  -------------------

NET ASSETS..............................  $          6,666,780  $         1,883,743
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,619,011  $         1,854,985
   Net assets from contracts in payout..                47,769               28,758
                                          --------------------  -------------------
        Total Net Assets................  $          6,666,780  $         1,883,743
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                               AB GLOBAL THEMATIC       ALGER CAPITAL        AMERICAN FUNDS        AMERICAN FUNDS
                                                     GROWTH             APPRECIATION              BOND              GLOBAL GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 --  $             88,722  $         1,175,341
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 9,029                55,470                82,345            1,848,581
      Administrative charges................                   861                 4,656                 8,624              161,307
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................                 9,890                60,126                90,969            2,009,888
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....               (9,890)              (60,126)               (2,247)            (834,547)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               326,385               111,548           11,674,765
      Realized gains (losses) on sale of
        investments.........................               135,908               245,719                41,102            5,860,764
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......               135,908               572,104               152,650           17,535,529
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              (96,118)             (379,406)             (210,580)         (10,317,902)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                39,790               192,698              (57,930)            7,217,627
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             29,900  $            132,572  $           (60,177)  $         6,383,080
                                              ====================  ====================  ====================  ===================

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                                 CAPITALIZATION            GROWTH             GROWTH-INCOME           CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          1,497,596  $          2,806,379  $            78,766
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                38,557             4,186,153             3,724,906               71,289
      Administrative charges................                 3,936               357,635               322,370                   19
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................                42,493             4,543,788             4,047,276               71,308
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....              (42,493)           (3,046,192)           (1,240,897)                7,458
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               202,003            53,953,670            33,103,119            1,145,153
      Realized gains (losses) on sale of
        investments.........................               231,341            12,769,806            11,010,992              402,554
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......               433,344            66,723,476            44,114,111            1,547,707
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (390,180)          (50,325,736)          (43,104,779)          (2,270,815)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                43,164            16,397,740             1,009,332            (723,108)
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                671  $         13,351,548  $          (231,565)  $         (715,650)
                                              ====================  ====================  ====================  ===================

                                                  DEUTSCHE II
                                                 GOVERNMENT &           DEUTSCHE II
                                               AGENCY SECURITIES    SMALL MID CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            63,276  $                 --
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               47,476                96,706
      Administrative charges................                3,864                 7,993
                                              -------------------  --------------------
        Total expenses......................               51,340               104,699
                                              -------------------  --------------------
           Net investment income (loss).....               11,936             (104,699)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --               468,270
      Realized gains (losses) on sale of
        investments.........................             (32,062)               325,689
                                              -------------------  --------------------
           Net realized gains (losses)......             (32,062)               793,959
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (40,206)             (839,120)
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (72,268)              (45,161)
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (60,332)  $          (149,860)
                                              ===================  ====================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                              FIDELITY VIP
                                               DREYFUS SOCIALLY        FIDELITY VIP          DYNAMIC CAPITAL
                                              RESPONSIBLE GROWTH        CONTRAFUND            APPRECIATION
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $              5,652  $          1,814,563  $              12,455
                                             --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                12,328             3,148,451                 29,438
      Administrative charges...............                 1,010               146,528                  1,819
                                             --------------------  --------------------  ---------------------
         Total expenses....................                13,338             3,294,979                 31,257
                                             --------------------  --------------------  ---------------------
           Net investment income (loss)....               (7,686)           (1,480,416)               (18,802)
                                             --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                91,167            21,308,477                126,394
      Realized gains (losses) on sale of
         investments.......................                81,767             7,300,813                181,874
                                             --------------------  --------------------  ---------------------
           Net realized gains (losses).....               172,934            28,609,290                308,268
                                             --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................             (195,321)          (28,979,360)              (291,917)
                                             --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................              (22,387)             (370,070)                 16,351
                                             --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $           (30,073)  $        (1,850,486)  $             (2,451)
                                             ====================  ====================  =====================


                                                 FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
                                                 EQUITY-INCOME          FREEDOM 2020           FREEDOM 2025
                                                  SUBACCOUNT           SUBACCOUNT (a)         SUBACCOUNT (a)
                                             ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $           7,427,513  $              1,137  $               3,014
                                             ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................              3,031,593                   246                    316
      Administrative charges...............                  9,705                    --                     --
                                             ---------------------  --------------------  ---------------------
         Total expenses....................              3,041,298                   246                    316
                                             ---------------------  --------------------  ---------------------
           Net investment income (loss)....              4,386,215                   891                  2,698
                                             ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             22,985,112                   265                    687
      Realized gains (losses) on sale of
         investments.......................              1,352,939                   (2)                    (8)
                                             ---------------------  --------------------  ---------------------
           Net realized gains (losses).....             24,338,051                   263                    679
                                             ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................           (41,055,283)               (1,734)                (5,947)
                                             ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................           (16,717,232)               (1,471)                (5,268)
                                             ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $        (12,331,017)  $              (580)  $             (2,570)
                                             =====================  ====================  =====================


                                                 FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                                 FREEDOM 2030           FREEDOM 2040          FREEDOM 2050
                                                SUBACCOUNT (a)         SUBACCOUNT (a)        SUBACCOUNT (a)
                                             ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               6,504  $                147  $                 74
                                             ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                    218                    25                    10
      Administrative charges...............                     --                    --                    --
                                             ---------------------  --------------------  --------------------
         Total expenses....................                    218                    25                    10
                                             ---------------------  --------------------  --------------------
           Net investment income (loss)....                  6,286                   122                    64
                                             ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                  1,868                    59                    28
      Realized gains (losses) on sale of
         investments.......................                    (2)                    --                    19
                                             ---------------------  --------------------  --------------------
           Net realized gains (losses).....                  1,866                    59                    47
                                             ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................               (12,604)                 (211)                 (142)
                                             ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................               (10,738)                 (152)                  (95)
                                             ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             (4,452)  $               (30)  $               (31)
                                             =====================  ====================  ====================


                                                  FIDELITY VIP
                                                FUNDSMANAGER 60%
                                                   SUBACCOUNT
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $           5,963,741
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................              6,501,659
      Administrative charges...............                     --
                                             ---------------------
         Total expenses....................              6,501,659
                                             ---------------------
           Net investment income (loss)....              (537,918)
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              9,152,049
      Realized gains (losses) on sale of
         investments.......................               (12,389)
                                             ---------------------
           Net realized gains (losses).....              9,139,660
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................           (22,750,620)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................           (13,610,960)
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $        (14,148,878)
                                             =====================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                  FIDELITY VIP
                                                   GOVERNMENT       FIDELITY VIP HIGH                            FTVIPT FRANKLIN
                                                  MONEY MARKET           INCOME         FIDELITY VIP MID CAP       INCOME VIP
                                                 SUBACCOUNT (b)        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                27  $         1,315,775  $            659,182  $          1,152,248
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                4,706              260,813             3,590,118               406,482
      Administrative charges................                   --                   32               149,500                37,429
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................                4,706              260,845             3,739,618               443,911
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....              (4,679)            1,054,930           (3,080,436)               708,337
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                   --            33,808,920                    --
      Realized gains (losses) on sale of
        investments.........................                   --            (241,967)             4,701,191               269,862
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......                   --            (241,967)            38,510,111               269,862
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                   --          (1,713,869)          (42,318,036)           (3,116,578)
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                   --          (1,955,836)           (3,807,925)           (2,846,716)
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (4,679)  $         (900,906)  $        (6,888,361)  $        (2,138,379)
                                              ===================  ===================  ====================  ====================

                                                                                            FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                 FTVIPT FRANKLIN       FTVIPT FRANKLIN       SMALL-MID CAP          DEVELOPING
                                                MUTUAL SHARES VIP   RISING DIVIDENDS VIP      GROWTH VIP            MARKETS VIP
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            556,654  $           242,537   $                --  $            344,596
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               277,589              306,256               493,808               201,587
      Administrative charges................                28,115               25,768                35,069                   319
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................               305,704              332,024               528,877               201,906
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....               250,950             (89,487)             (528,877)               142,690
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             1,228,206            1,794,967             7,288,135             2,194,441
      Realized gains (losses) on sale of
        investments.........................               960,878            1,371,487               248,259             (676,127)
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......             2,189,084            3,166,454             7,536,394             1,518,314
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (3,561,412)          (4,001,018)           (8,019,904)           (5,316,939)
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (1,372,328)            (834,564)             (483,510)           (3,798,625)
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (1,121,378)  $         (924,051)   $       (1,012,387)  $        (3,655,935)
                                              ====================  ====================  ===================  ====================


                                                FTVIPT TEMPLETON       INVESCO V.I.
                                                   FOREIGN VIP           COMSTOCK
                                                   SUBACCOUNT           SUBACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,202,864  $           120,423
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,120,299               95,575
      Administrative charges................                80,347                9,390
                                              --------------------  -------------------
        Total expenses......................             1,200,646              104,965
                                              --------------------  -------------------
           Net investment income (loss).....             1,002,218               15,458
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             2,249,963               17,050
      Realized gains (losses) on sale of
        investments.........................               732,149              303,973
                                              --------------------  -------------------
           Net realized gains (losses)......             2,982,112              321,023
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (8,984,957)            (820,022)
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (6,002,845)            (498,999)
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (5,000,627)  $         (483,541)
                                              ====================  ===================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                 INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                             DIVERSIFIED DIVIDEND    EQUITY AND INCOME    GOVERNMENT SECURITIES
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             --------------------  --------------------  ----------------------
INVESTMENT INCOME:
      Dividends............................  $             18,700  $          1,308,131   $            188,500
                                             --------------------  --------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                26,744               882,994                153,921
      Administrative charges...............                 1,938                88,815                 14,522
                                             --------------------  --------------------  ----------------------
         Total expenses....................                28,682               971,809                168,443
                                             --------------------  --------------------  ----------------------
           Net investment income (loss)....               (9,982)               336,322                 20,057
                                             --------------------  --------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --             5,054,087                     --
      Realized gains (losses) on sale of
         investments.......................                94,784             3,470,377                (8,023)
                                             --------------------  --------------------  ----------------------
           Net realized gains (losses).....                94,784             8,524,464                (8,023)
                                             --------------------  --------------------  ----------------------
      Change in unrealized gains (losses)
         on investments....................              (84,851)          (11,272,265)              (158,830)
                                             --------------------  --------------------  ----------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................                 9,933           (2,747,801)              (166,853)
                                             --------------------  --------------------  ----------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $               (49)  $        (2,411,479)   $          (146,796)
                                             ====================  ====================  ======================


                                                  INVESCO V.I.          INVESCO V.I.            JANUS ASPEN
                                               MANAGED VOLATILITY       S&P 500 INDEX           ENTERPRISE
                                                   SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $              21,255  $             33,921  $              67,809
                                             ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                 28,917                46,051                177,099
      Administrative charges...............                  2,307                 3,359                 14,114
                                             ---------------------  --------------------  ---------------------
         Total expenses....................                 31,224                49,410                191,213
                                             ---------------------  --------------------  ---------------------
           Net investment income (loss)....                (9,969)              (15,489)              (123,404)
                                             ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                529,727               200,929              1,464,235
      Realized gains (losses) on sale of
         investments.......................                  7,732               134,666              1,043,258
                                             ---------------------  --------------------  ---------------------
           Net realized gains (losses).....                537,459               335,595              2,507,493
                                             ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................              (584,124)             (342,011)            (2,039,530)
                                             ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................               (46,665)               (6,416)                467,963
                                             ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (56,634)  $           (21,905)  $             344,559
                                             =====================  ====================  =====================

                                                                                                 LMPVET
                                                  JANUS ASPEN            JANUS ASPEN      CLEARBRIDGE VARIABLE
                                                GLOBAL RESEARCH           OVERSEAS          AGGRESSIVE GROWTH
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               4,855  $            196,939  $          1,347,065
                                             ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  4,692               503,763             5,965,923
      Administrative charges...............                     13                 5,839               486,657
                                             ---------------------  --------------------  --------------------
         Total expenses....................                  4,705               509,602             6,452,580
                                             ---------------------  --------------------  --------------------
           Net investment income (loss)....                    150             (312,663)           (5,105,515)
                                             ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                     --             1,171,237            39,375,798
      Realized gains (losses) on sale of
         investments.......................                 58,484           (1,522,610)            34,801,207
                                             ---------------------  --------------------  --------------------
           Net realized gains (losses).....                 58,484             (351,373)            74,177,005
                                             ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments....................               (79,664)           (3,136,630)          (80,504,515)
                                             ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................               (21,180)           (3,488,003)           (6,327,510)
                                             ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (21,030)  $        (3,800,666)  $       (11,433,025)
                                             =====================  ====================  ====================

                                                     LMPVET
                                              CLEARBRIDGE VARIABLE
                                                  APPRECIATION
                                                   SUBACCOUNT
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $           3,176,583
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................              3,997,505
      Administrative charges...............                392,576
                                             ---------------------
         Total expenses....................              4,390,081
                                             ---------------------
           Net investment income (loss)....            (1,213,498)
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              7,051,113
      Realized gains (losses) on sale of
         investments.......................             15,884,573
                                             ---------------------
           Net realized gains (losses).....             22,935,686
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................           (21,629,746)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................              1,305,940
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $              92,442
                                             =====================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         1,643,496   $           449,612  $         1,751,789   $            22,473
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,723,532             1,456,152            1,633,167               581,082
      Administrative charges...............               150,576               116,606              149,767                55,111
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,874,108             1,572,758            1,782,934               636,193
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....             (230,612)           (1,123,146)             (31,145)             (613,720)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --            11,510,853            4,801,172             1,980,905
      Realized gains (losses) on sale of
        investments........................             4,508,781             5,258,562            3,484,708             2,070,481
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             4,508,781            16,769,415            8,285,880             4,051,386
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (10,810,413)           (7,951,222)         (13,487,092)           (3,086,201)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (6,301,632)             8,818,193          (5,201,212)               965,185
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       (6,532,244)   $         7,695,047  $       (5,232,357)   $           351,465
                                             ====================  ====================  ====================  ====================

                                                                          LMPVET                                     LMPVET
                                                    LMPVET             QS LEGG MASON            LMPVET            QS LEGG MASON
                                             CLEARBRIDGE VARIABLE        VARIABLE            QS LEGG MASON          VARIABLE
                                               SMALL CAP GROWTH     CONSERVATIVE GROWTH     VARIABLE GROWTH      MODERATE GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --  $         1,022,138   $           303,069  $           566,654
                                             --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               801,098              711,590               288,977              435,675
      Administrative charges...............                58,610               80,935                34,517               51,303
                                             --------------------  --------------------  -------------------  -------------------
        Total expenses.....................               859,708              792,525               323,494              486,978
                                             --------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....             (859,708)              229,613              (20,425)               79,676
                                             --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             1,198,425                   --             2,446,142                   --
      Realized gains (losses) on sale of
        investments........................             2,810,086            2,060,205               529,080            1,249,406
                                             --------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......             4,008,511            2,060,205             2,975,222            1,249,406
                                             --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (6,390,593)          (3,578,920)           (3,725,458)          (2,343,956)
                                             --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (2,382,082)          (1,518,715)             (750,236)          (1,094,550)
                                             --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       (3,241,790)  $       (1,289,102)   $         (770,661)  $       (1,014,874)
                                             ====================  ====================  ===================  ===================


                                                                     LMPVIT WESTERN
                                                LMPVIT WESTERN    ASSET VARIABLE GLOBAL
                                                ASSET CORE PLUS      HIGH YIELD BOND
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         1,046,399   $           385,569
                                             -------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,087,369               114,134
      Administrative charges...............              107,524                10,216
                                             -------------------  ---------------------
        Total expenses.....................            1,194,893               124,350
                                             -------------------  ---------------------
          Net investment income (loss).....            (148,494)               261,219
                                             -------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................          (2,068,486)             (136,878)
                                             -------------------  ---------------------
          Net realized gains (losses)......          (2,068,486)             (136,878)
                                             -------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................            2,047,470             (600,622)
                                             -------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (21,016)             (737,500)
                                             -------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (169,510)   $         (476,281)
                                             ===================  =====================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                 MIST AMERICAN        MIST AMERICAN         MIST AMERICAN
                                                FUNDS BALANCED        FUNDS GROWTH         FUNDS MODERATE      MIST BLACKROCK
                                                  ALLOCATION           ALLOCATION            ALLOCATION          HIGH YIELD
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            60,205  $             50,586  $            45,395  $         7,611,562
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               34,654                27,800               24,950            1,328,286
      Administrative charges...............                  426                   696                  346               78,212
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               35,080                28,496               25,296            1,406,498
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....               25,125                22,090               20,099            6,205,064
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              226,560               248,166              133,599              850,264
      Realized gains (losses) on sale of
        investments........................               43,325                 1,265              (1,208)            (858,869)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              269,885               249,431              132,391              (8,605)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (353,258)             (328,674)            (201,631)         (10,584,605)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (83,373)              (79,243)             (69,240)         (10,593,210)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (58,248)  $           (57,153)  $          (49,141)  $       (4,388,146)
                                             ===================  ====================  ===================  ===================

                                                                                              MIST HARRIS
                                             MIST CLARION GLOBAL     MIST CLEARBRIDGE           OAKMARK           MIST INVESCO
                                                 REAL ESTATE         AGGRESSIVE GROWTH       INTERNATIONAL          COMSTOCK
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,894,873   $          2,468,121  $         2,124,637  $          6,080,638
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,030,727              7,299,300              975,399             3,241,593
      Administrative charges...............               63,181                100,028               67,929               299,603
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,093,908              7,399,328            1,043,328             3,541,196
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            1,800,965            (4,931,207)            1,081,309             2,539,442
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                     --            6,067,513             7,039,534
      Realized gains (losses) on sale of
        investments........................            (160,564)              9,606,916              128,816            12,311,018
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            (160,564)              9,606,916            6,196,329            19,350,552
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,522,861)           (31,968,776)         (10,651,498)          (37,466,239)
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (3,683,425)           (22,361,860)          (4,455,169)          (18,115,687)
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,882,460)   $       (27,293,067)  $       (3,373,860)  $       (15,576,245)
                                             ====================  ====================  ===================  ====================


                                                 MIST INVESCO         MIST INVESCO
                                                 MID CAP VALUE      SMALL CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            245,432  $            17,268
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               813,028              236,732
      Administrative charges...............                68,264               13,703
                                             --------------------  -------------------
        Total expenses.....................               881,292              250,435
                                             --------------------  -------------------
           Net investment income (loss)....             (635,860)            (233,167)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             2,306,659            3,558,336
      Realized gains (losses) on sale of
        investments........................               659,944              307,193
                                             --------------------  -------------------
           Net realized gains (losses).....             2,966,603            3,865,529
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (6,985,457)          (4,152,179)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (4,018,854)            (286,650)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (4,654,714)  $         (519,817)
                                             ====================  ===================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                MIST JPMORGAN      MIST LOOMIS SAYLES   MIST LORD ABBETT       MIST MET/EATON
                                               SMALL CAP VALUE       GLOBAL MARKETS      BOND DEBENTURE      VANCE FLOATING RATE
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           164,245  $         2,658,132  $         2,140,960  $           148,180
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              179,274            1,824,876              538,000               71,365
      Administrative charges...............                9,009                1,005               44,160                6,239
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              188,283            1,825,881              582,160               77,604
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (24,038)              832,251            1,558,800               70,576
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,044,950                   --            1,508,404                   --
      Realized gains (losses) on sale of
        investments........................              443,454            4,762,941              264,144             (42,525)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....            1,488,404            4,762,941            1,772,548             (42,525)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,470,809)          (4,943,047)          (4,417,408)            (139,928)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (982,405)            (180,106)          (2,644,860)            (182,453)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,006,443)  $           652,145  $       (1,086,060)  $         (111,877)
                                             ===================  ===================  ===================  ====================

                                                                      MIST METLIFE
                                                 MIST METLIFE          MULTI-INDEX          MIST METLIFE      MIST MFS EMERGING
                                             ASSET ALLOCATION 100     TARGETED RISK        SMALL CAP VALUE     MARKETS EQUITY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           805,311   $               398  $           120,976  $           911,251
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              758,670                   174            1,567,348              835,681
      Administrative charges...............                4,331                    --               72,879               69,393
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................              763,001                   174            1,640,227              905,074
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               42,310                   224          (1,519,251)                6,177
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            4,691,048                   881           40,601,454                   --
      Realized gains (losses) on sale of
        investments........................            1,295,505                  (73)              100,485          (1,135,337)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....            5,986,553                   808           40,701,939          (1,135,337)
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,932,688)               (1,787)         (46,437,528)          (6,373,766)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (1,946,135)                 (979)          (5,735,589)          (7,509,103)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,903,825)   $             (755)  $       (7,254,840)  $       (7,502,926)
                                             ====================  ===================  ===================  ====================

                                                                       MIST MORGAN
                                               MIST MFS RESEARCH     STANLEY MID CAP
                                                 INTERNATIONAL           GROWTH
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,934,351   $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              992,060               186,143
      Administrative charges...............               80,009                16,028
                                             --------------------  -------------------
        Total expenses.....................            1,072,069               202,171
                                             --------------------  -------------------
           Net investment income (loss)....              862,282             (202,171)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................            (107,034)               724,182
                                             --------------------  -------------------
           Net realized gains (losses).....            (107,034)               724,182
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,629,409)           (1,223,721)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,736,443)             (499,539)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,874,161)   $         (701,710)
                                             ====================  ===================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                      MIST PIMCO
                                              MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                                GLOBAL EQUITY            BOND                RETURN          MIST PIONEER FUND
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,924,362  $         2,996,482  $        11,763,199  $           636,201
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,573,679              909,947            3,473,173              753,914
      Administrative charges...............              159,394               57,967              248,003               59,846
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,733,073              967,914            3,721,176              813,760
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (808,711)            2,028,568            8,042,023            (177,559)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,740,587                   --            2,697,294            5,007,286
      Realized gains (losses) on sale of
        investments........................           11,512,977          (1,499,033)            1,222,727              534,135
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           19,253,564          (1,499,033)            3,920,021            5,541,421
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,961,424)          (3,060,352)         (15,304,841)          (6,123,701)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           11,292,140          (4,559,385)         (11,384,820)            (582,280)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        10,483,429  $       (2,530,817)  $       (3,342,797)  $         (759,839)
                                             ===================  ===================  ===================  ===================


                                                 MIST PIONEER         MIST PYRAMIS       MIST SSGA GROWTH     MIST SSGA GROWTH
                                               STRATEGIC INCOME       MANAGED RISK        AND INCOME ETF             ETF
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         7,053,325  $               121  $         2,724,620  $         3,045,804
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,132,099                  125            1,480,244            1,893,644
      Administrative charges...............              177,700                   --                   --                   --
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            2,309,799                  125            1,480,244            1,893,644
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....            4,743,526                  (4)            1,244,376            1,152,160
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,386,093                  609            6,642,437            8,318,777
      Realized gains (losses) on sale of
        investments........................            1,652,966                 (70)            1,438,006            1,877,411
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            3,039,059                  539            8,080,443           10,196,188
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (11,549,764)              (1,073)         (12,866,922)         (16,379,555)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (8,510,705)                (534)          (4,786,479)          (6,183,367)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,767,179)  $             (538)  $       (3,542,103)  $       (5,031,207)
                                             ===================  ===================  ===================  ====================


                                             MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               LARGE CAP VALUE      MID CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         6,444,796  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,818,373               33,841
      Administrative charges...............              465,821                2,880
                                             -------------------  -------------------
        Total expenses.....................            6,284,194               36,721
                                             -------------------  -------------------
          Net investment income (loss).....              160,602             (36,721)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              850,177              296,684
      Realized gains (losses) on sale of
        investments........................            8,321,166              123,724
                                             -------------------  -------------------
          Net realized gains (losses)......            9,171,343              420,408
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (29,857,732)            (285,565)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (20,686,389)              134,843
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (20,525,787)  $            98,122
                                             ===================  ===================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                           MSF BARCLAYS
                                                  MIST WMC          MORGAN STANLEY        AGGREGATE BOND     MSF BLACKROCK BOND
                                             LARGE CAP RESEARCH    MULTI CAP GROWTH            INDEX               INCOME
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           345,800  $                --  $         2,114,832  $         5,985,853
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              621,373               17,267              863,067            2,289,687
      Administrative charges...............               57,663                1,212                   47              158,922
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              679,036               18,479              863,114            2,448,609
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....            (333,236)             (18,479)            1,251,718            3,537,244
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            3,123,924              140,326                   --            1,795,373
      Realized gains (losses) on sale of
        investments........................            2,316,519               80,239              176,702              993,156
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            5,440,443              220,565              176,702            2,788,529
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,797,151)            (149,761)          (2,074,694)          (7,771,371)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,643,292               70,804          (1,897,992)          (4,982,842)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,310,056  $            52,325  $         (646,274)  $       (1,445,598)
                                             ===================  ===================  ===================  ====================


                                                 MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK         MSF FRONTIER
                                             CAPITAL APPRECIATION    LARGE CAP VALUE       MONEY MARKET         MID CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $           183,946  $             5,226  $                --
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,525,689               190,359            3,588,712            1,159,065
      Administrative charges...............              199,781                14,991              283,242              108,177
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................            2,725,470               205,350            3,871,954            1,267,242
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (2,725,470)              (21,404)          (3,866,728)          (1,267,242)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           33,867,720               956,760                   --           11,352,462
      Realized gains (losses) on sale of
        investments........................           15,187,203             (271,142)                   --            4,275,020
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           49,054,923               685,618                   --           15,627,482
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (36,646,800)           (1,538,797)                   --         (12,804,276)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           12,408,123             (853,179)                   --            2,823,206
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,682,653   $         (874,583)  $       (3,866,728)  $         1,555,964
                                             ====================  ===================  ===================  ===================


                                                 MSF JENNISON       MSF LOOMIS SAYLES
                                                    GROWTH           SMALL CAP CORE
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           894,648  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,884,688               13,292
      Administrative charges...............               89,949                1,056
                                             -------------------  -------------------
        Total expenses.....................            4,974,637               14,348
                                             -------------------  -------------------
          Net investment income (loss).....          (4,079,989)             (14,348)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           56,889,621               95,327
      Realized gains (losses) on sale of
        investments........................           10,231,383                4,496
                                             -------------------  -------------------
          Net realized gains (losses)......           67,121,004               99,823
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (29,066,135)            (109,964)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           38,054,869             (10,141)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        33,974,880  $          (24,489)
                                             ===================  ===================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                             MSF
                                                                       MET/DIMENSIONAL
                                                 MSF MET/ARTISAN     INTERNATIONAL SMALL       MSF METLIFE          MSF METLIFE
                                                  MID CAP VALUE            COMPANY         ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             16,679  $             25,135  $           566,607   $           224,856
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                28,219                27,275              393,679             1,096,050
      Administrative charges................                 2,655                 2,222               21,066                34,783
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................                30,874                29,497              414,745             1,130,833
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....              (14,195)               (4,362)              151,862             (905,977)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               231,265               243,626              851,086             4,516,397
      Realized gains (losses) on sale of
        investments.........................                88,789              (20,189)              (7,044)             1,133,928
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......               320,054               223,437              844,042             5,650,325
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             (501,074)             (183,760)          (1,501,646)           (6,524,264)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (181,020)                39,677            (657,604)             (873,939)
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (195,215)  $             35,315  $         (505,742)   $       (1,779,916)
                                              ====================  ====================  ====================  ===================



                                                   MSF METLIFE           MSF METLIFE        MSF METLIFE MID      MSF METLIFE STOCK
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80    CAP STOCK INDEX            INDEX
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,817,978  $          2,085,546  $           190,196  $         15,296,745
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,405,780             9,886,446              201,764            11,380,287
      Administrative charges................               228,233               408,217                   --               177,794
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................             7,634,013            10,294,663              201,764            11,558,081
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....           (4,816,035)           (8,209,117)             (11,568)             3,738,664
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........            33,892,942            28,446,848            1,042,677            37,266,829
      Realized gains (losses) on sale of
        investments.........................             6,140,133             7,313,932              389,852            49,845,529
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......            40,033,075            35,760,780            1,432,529            87,112,358
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (48,291,607)          (47,147,251)          (2,015,439)          (91,658,276)
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (8,258,532)          (11,386,471)            (582,910)           (4,545,918)
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (13,074,567)  $       (19,595,588)  $         (594,478)  $          (807,254)
                                              ====================  ====================  ===================  ====================



                                                  MSF MFS TOTAL
                                                     RETURN             MSF MFS VALUE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          9,709,789  $          3,683,060
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             5,529,157             2,030,352
      Administrative charges................               399,491               133,385
                                              --------------------  --------------------
        Total expenses......................             5,928,648             2,163,737
                                              --------------------  --------------------
           Net investment income (loss).....             3,781,141             1,519,323
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --            21,447,421
      Realized gains (losses) on sale of
        investments.........................            11,277,233             3,237,779
                                              --------------------  --------------------
           Net realized gains (losses)......            11,277,233            24,685,200
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (21,847,358)          (28,440,559)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................          (10,570,125)           (3,755,359)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (6,788,984)  $        (2,236,036)
                                              ====================  ====================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015



                                                   MSF MSCI           MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  EAFE INDEX         BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,778,324  $           248,358  $          1,346,200  $             3,665
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              643,913              871,203             1,324,967              870,117
      Administrative charges...............                1,787               42,425                 5,065               68,374
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              645,700              913,628             1,330,032              938,491
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            1,132,624            (665,270)                16,168            (934,826)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --             6,379,339           10,339,124
      Realized gains (losses) on sale of
        investments........................          (1,094,191)            2,610,190             3,129,767            2,997,105
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......          (1,094,191)            2,610,190             9,509,106           13,336,229
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,058,975)          (2,245,912)          (15,257,920)          (7,346,939)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,153,166)              364,278           (5,748,814)            5,989,290
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,020,542)  $         (300,992)  $        (5,732,646)  $         5,054,464
                                             ===================  ===================  ====================  ===================

                                                                     MSF WESTERN ASSET     MSF WESTERN ASSET
                                               MSF T. ROWE PRICE   MANAGEMENT STRATEGIC       MANAGEMENT             MSF WMC
                                               SMALL CAP GROWTH     BOND OPPORTUNITIES      U.S. GOVERNMENT         BALANCED
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --   $         1,790,984  $         2,103,334  $         5,059,286
                                             --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,488,635               547,875            1,129,017            3,235,276
      Administrative charges...............                45,209                51,300               75,318               15,521
                                             --------------------  --------------------  -------------------  -------------------
        Total expenses.....................             1,533,844               599,175            1,204,335            3,250,797
                                             --------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....           (1,533,844)             1,191,809              898,999            1,808,489
                                             --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            10,682,286                    --                   --           43,283,900
      Realized gains (losses) on sale of
        investments........................             4,982,019               192,717              125,482            6,270,476
                                             --------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            15,664,305               192,717              125,482           49,554,376
                                             --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (12,417,243)           (2,592,005)          (1,636,137)         (47,869,315)
                                             --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             3,247,062           (2,399,288)          (1,510,655)            1,685,061
                                             --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,713,218   $       (1,207,479)  $         (611,656)  $         3,493,550
                                             ====================  ====================  ===================  ===================

                                                    MSF WMC
                                                  CORE EQUITY          PIONEER VCT
                                                 OPPORTUNITIES        MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,422,137  $           132,435
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,452,070              389,995
      Administrative charges...............               115,720               35,988
                                             --------------------  -------------------
        Total expenses.....................             1,567,790              425,983
                                             --------------------  -------------------
          Net investment income (loss).....             (145,653)            (293,548)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            30,447,481            2,747,968
      Realized gains (losses) on sale of
        investments........................               705,689              267,355
                                             --------------------  -------------------
          Net realized gains (losses)......            31,153,170            3,015,323
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (30,653,946)          (4,629,877)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               499,224          (1,614,554)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            353,571  $       (1,908,102)
                                             ====================  ===================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       TAP 1919 VARIABLE
                                                    PIONEER VCT       SOCIALLY RESPONSIVE
                                                REAL ESTATE SHARES         BALANCED             UIF GROWTH
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            183,603  $            481,545  $                 --
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               162,002               506,683               108,452
      Administrative charges.................                13,562                14,209                10,176
                                               --------------------  --------------------  --------------------
         Total expenses......................               175,564               520,892               118,628
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 8,039              (39,347)             (118,628)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             1,012,873             3,236,989               908,217
      Realized gains (losses) on sale of
         investments.........................               161,279             1,132,511               424,348
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             1,174,152             4,369,500             1,332,565
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (982,751)           (5,490,996)             (544,548)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               191,401           (1,121,496)               788,017
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            199,440  $        (1,160,843)  $            669,389
                                               ====================  ====================  ====================


                                                  WELLS FARGO VT
                                                  SMALL CAP VALUE
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $              5,514
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                27,062
      Administrative charges.................                 1,763
                                               --------------------
         Total expenses......................                28,825
                                               --------------------
           Net investment income (loss)......              (23,311)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................                47,226
                                               --------------------
           Net realized gains (losses).......                47,226
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             (301,705)
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             (254,479)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (277,790)
                                               ====================

(a) For the period May 1, 2015 to December 31, 2015.
(b) Commenced November 17, 2014 and began transactions in 2015.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                        AB GLOBAL THEMATIC GROWTH           ALGER CAPITAL APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (9,890)  $       (15,518)  $       (60,126)  $       (67,808)
   Net realized gains (losses)....           135,908            32,668           572,104           794,789
   Change in unrealized gains
     (losses) on investments......          (96,118)             9,377         (379,406)         (344,060)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            29,900            26,527           132,572           382,921
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --           102,197               853
   Net transfers (including fixed
     account).....................         (344,730)           (7,842)         (139,492)           249,204
   Contract charges...............             (198)             (207)             (678)             (764)
   Transfers for contract benefits
     and terminations.............          (79,683)          (87,937)         (479,076)         (626,937)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (424,611)          (95,986)         (517,049)         (377,644)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (394,711)          (69,459)         (384,477)             5,277
NET ASSETS:
   Beginning of year..............           831,818           901,277         3,369,272         3,363,995
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        437,107  $        831,818  $      2,984,795  $      3,369,272
                                    ================  ================  ================  ================


                                            AMERICAN FUNDS BOND             AMERICAN FUNDS GLOBAL GROWTH
                                                SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ------------------------------------
                                          2015              2014               2015               2014
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (2,247)  $         16,081  $       (834,547)  $       (780,925)
   Net realized gains (losses)....           152,650            47,545         17,535,529         23,013,407
   Change in unrealized gains
     (losses) on investments......         (210,580)           205,588       (10,317,902)       (21,669,707)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (60,177)           269,214          6,383,080            562,775
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            26,731            29,846            748,732            672,311
   Net transfers (including fixed
     account).....................           381,695           149,067        (1,511,896)        (4,076,851)
   Contract charges...............           (2,339)           (2,904)           (19,502)           (21,160)
   Transfers for contract benefits
     and terminations.............       (2,087,629)       (1,395,574)       (17,515,845)       (23,577,388)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (1,681,542)       (1,219,565)       (18,298,511)       (27,003,088)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............       (1,741,719)         (950,351)       (11,915,431)       (26,440,313)
NET ASSETS:
   Beginning of year..............         6,766,160         7,716,511        124,133,870        150,574,183
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $      5,024,441  $      6,766,160  $     112,218,439  $     124,133,870
                                    ================  ================  =================  =================

                                          AMERICAN FUNDS GLOBAL
                                          SMALL CAPITALIZATION                 AMERICAN FUNDS GROWTH
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (42,493)  $       (49,570)  $    (3,046,192)  $    (3,023,184)
   Net realized gains (losses)....           433,344           325,406        66,723,476        39,194,840
   Change in unrealized gains
     (losses) on investments......         (390,180)         (247,183)      (50,325,736)      (17,668,571)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........               671            28,653        13,351,548        18,503,085
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             7,274            14,195         1,760,413         1,756,998
   Net transfers (including fixed
     account).....................         (134,057)             4,930       (8,851,340)      (16,553,882)
   Contract charges...............             (987)           (1,155)          (43,239)          (47,557)
   Transfers for contract benefits
     and terminations.............         (493,767)         (817,157)      (35,672,902)      (55,260,756)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (621,537)         (799,187)      (42,807,068)      (70,105,197)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (620,866)         (770,534)      (29,455,520)      (51,602,112)
NET ASSETS:
   Beginning of year..............         2,794,308         3,564,842       273,472,215       325,074,327
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,173,442  $      2,794,308  $    244,016,695  $    273,472,215
                                    ================  ================  ================  ================


                                       AMERICAN FUNDS GROWTH-INCOME
                                                SUBACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,240,897)  $    (1,522,836)
   Net realized gains (losses)....        44,114,111        32,945,381
   Change in unrealized gains
     (losses) on investments......      (43,104,779)       (9,878,667)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         (231,565)        21,543,878
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,101,499           681,238
   Net transfers (including fixed
     account).....................       (3,888,131)      (11,534,194)
   Contract charges...............          (37,145)          (41,725)
   Transfers for contract benefits
     and terminations.............      (34,275,236)      (47,080,308)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (37,099,013)      (57,974,989)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (37,330,578)      (36,431,111)
NET ASSETS:
   Beginning of year..............       242,579,693       279,010,804
                                    ----------------  ----------------
   End of year....................  $    205,249,115  $    242,579,693
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                 DEUTSCHE II GOVERNMENT &
                                          DELAWARE VIP SMALL CAP VALUE               AGENCY SECURITIES
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  -----------------------------------
                                            2015               2014               2015               2014
                                      -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           7,458  $        (14,374)  $          11,936  $            943
   Net realized gains (losses)......          1,547,707          2,459,883           (32,062)          (63,795)
   Change in unrealized gains
     (losses) on investments........        (2,270,815)        (1,772,697)           (40,206)           156,481
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (715,650)            672,812           (60,332)            93,629
                                      -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            136,644            186,240                180               180
   Net transfers (including fixed
     account).......................          (436,617)          (620,438)            134,782         (117,190)
   Contract charges.................               (20)               (38)              (506)             (780)
   Transfers for contract benefits
     and terminations...............        (1,484,756)        (3,640,585)          (404,274)         (575,180)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,784,749)        (4,074,821)          (269,818)         (692,970)
                                      -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............        (2,500,399)        (3,402,009)          (330,150)         (599,341)
NET ASSETS:
   Beginning of year................         11,900,887         15,302,896          2,817,918         3,417,259
                                      -----------------  -----------------  -----------------  ----------------
   End of year......................  $       9,400,488  $      11,900,887  $       2,487,768  $      2,817,918
                                      =================  =================  =================  ================

                                                                               DREYFUS SOCIALLY RESPONSIBLE
                                         DEUTSCHE II SMALL MID CAP VALUE                  GROWTH
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2015               2014              2015               2014
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (104,699)  $       (103,579)  $         (7,686)  $         (8,118)
   Net realized gains (losses)......            793,959            472,496            172,934             76,092
   Change in unrealized gains
     (losses) on investments........          (839,120)          (165,170)          (195,321)              9,457
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (149,860)            203,747           (30,073)             77,431
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             16,077              3,781                 --                 --
   Net transfers (including fixed
     account).......................          (477,055)          (227,132)              1,549            (6,300)
   Contract charges.................            (1,250)            (1,545)              (153)              (140)
   Transfers for contract benefits
     and terminations...............        (1,182,636)        (1,771,218)          (258,356)           (26,383)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,644,864)        (1,996,114)          (256,960)           (32,823)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,794,724)        (1,792,367)          (287,033)             44,608
NET ASSETS:
   Beginning of year................          6,302,015          8,094,382            754,943            710,335
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       4,507,291  $       6,302,015  $         467,910  $         754,943
                                      =================  =================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                            FIDELITY VIP CONTRAFUND                    APPRECIATION
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2015               2014               2015               2014
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $    (1,480,416)  $     (1,789,621)  $        (18,802)  $        (27,756)
   Net realized gains (losses)......        28,609,290         17,149,717            308,268            248,087
   Change in unrealized gains
     (losses) on investments........      (28,979,360)          8,071,311          (291,917)           (23,087)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (1,850,486)         23,431,407            (2,451)            197,244
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         4,993,524          4,737,557            275,291             20,370
   Net transfers (including fixed
     account).......................       (3,368,119)        (4,785,519)          (154,565)          (129,492)
   Contract charges.................          (77,251)           (81,633)              (211)              (277)
   Transfers for contract benefits
     and terminations...............      (27,572,533)       (37,662,885)          (315,660)          (320,740)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................      (26,024,379)       (37,792,480)          (195,145)          (430,139)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............      (27,874,865)       (14,361,073)          (197,596)          (232,895)
NET ASSETS:
   Beginning of year................       240,965,803        255,326,876          2,212,496          2,445,391
                                      ----------------  -----------------  -----------------  -----------------
   End of year......................  $    213,090,938  $     240,965,803  $       2,014,900  $       2,212,496
                                      ================  =================  =================  =================


                                          FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2015               2014
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       4,386,215  $       3,955,603
   Net realized gains (losses)......         24,338,051          7,303,249
   Change in unrealized gains
     (losses) on investments........       (41,055,283)          7,248,553
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (12,331,017)         18,507,405
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          3,338,924          4,904,375
   Net transfers (including fixed
     account).......................        (5,070,482)        (3,437,424)
   Contract charges.................          (139,530)          (154,692)
   Transfers for contract benefits
     and terminations...............       (22,645,035)       (23,319,528)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (24,516,123)       (22,007,269)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (36,847,140)        (3,499,864)
NET ASSETS:
   Beginning of year................        257,632,017        261,131,881
                                      -----------------  -----------------
   End of year......................  $     220,784,877  $     257,632,017
                                      =================  =================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       FIDELITY VIP       FIDELITY VIP        FIDELITY VIP       FIDELITY VIP        FIDELITY VIP
                                       FREEDOM 2020       FREEDOM 2025        FREEDOM 2030       FREEDOM 2040        FREEDOM 2050
                                        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                    -----------------  ------------------  ------------------  -----------------  ------------------
                                         2015 (a)           2015 (a)            2015 (a)           2015 (a)            2015 (a)
                                    -----------------  ------------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $             891  $            2,698  $            6,286  $             122  $               64
   Net realized gains (losses)....                263                 679               1,866                 59                  47
   Change in unrealized gains
      (losses) on investments.....            (1,734)             (5,947)            (12,604)              (211)               (142)
                                    -----------------  ------------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........              (580)             (2,570)             (4,452)               (30)                (31)
                                    -----------------  ------------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........              2,552             121,251              20,857             10,208               5,320
   Net transfers (including fixed
      account)....................             67,817              63,785             412,870               (42)               (284)
   Contract charges...............               (72)               (179)                  --                (7)                 (7)
   Transfers for contract benefits
      and terminations............                (4)                 (4)                (80)                (1)                 (1)
                                    -----------------  ------------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............             70,293             184,853             433,647             10,158               5,028
                                    -----------------  ------------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............             69,713             182,283             429,195             10,128               4,997
NET ASSETS:
   Beginning of year..............                 --                  --                  --                 --                  --
                                    -----------------  ------------------  ------------------  -----------------  ------------------
   End of year....................  $          69,713  $          182,283  $          429,195  $          10,128  $            4,997
                                    =================  ==================  ==================  =================  ==================

                                                                             FIDELITY VIP
                                                                              GOVERNMENT
                                        FIDELITY VIP FUNDSMANAGER 60%        MONEY MARKET           FIDELITY VIP HIGH INCOME
                                                 SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                    ------------------------------------  ------------------  --------------------------------------
                                           2015            2014 (b)            2015 (c)              2015                2014
                                    -----------------  -----------------  ------------------  ------------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $       (537,918)  $         476,912   $         (4,679)  $        1,054,930  $        1,002,324
   Net realized gains (losses)....          9,139,660            386,873                  --           (241,967)           (120,874)
   Change in unrealized gains
      (losses) on investments.....       (22,750,620)          (721,035)                  --         (1,713,869)           (850,052)
                                    -----------------  -----------------  ------------------  ------------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........       (14,148,878)            142,750             (4,679)           (900,906)              31,398
                                    -----------------  -----------------  ------------------  ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........        506,225,069         46,788,308           2,614,179             243,023             310,126
   Net transfers (including fixed
      account)....................          2,069,423             18,128         (2,069,355)           (234,477)           (163,272)
   Contract charges...............                 --                 --                  --            (13,570)            (15,439)
   Transfers for contract benefits
      and terminations............        (4,086,372)                 --                  --         (2,364,647)         (2,630,943)
                                    -----------------  -----------------  ------------------  ------------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        504,208,120         46,806,436             544,824         (2,369,671)         (2,499,528)
                                    -----------------  -----------------  ------------------  ------------------  ------------------
      Net increase (decrease)
        in net assets.............        490,059,242         46,949,186             540,145         (3,270,577)         (2,468,130)
NET ASSETS:
   Beginning of year..............         46,949,186                 --                  --          21,901,589          24,369,719
                                    -----------------  -----------------  ------------------  ------------------  ------------------
   End of year....................  $     537,008,428  $      46,949,186   $         540,145  $       18,631,012  $       21,901,589
                                    =================  =================  ==================  ==================  ==================



                                            FIDELITY VIP MID CAP
                                                 SUBACCOUNT
                                    -------------------------------------
                                           2015               2014
                                    ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $      (3,080,436)  $     (4,057,007)
   Net realized gains (losses)....         38,510,111          16,091,297
   Change in unrealized gains
      (losses) on investments.....       (42,318,036)             885,782
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........        (6,888,361)          12,920,072
                                    ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........          7,358,339           8,561,938
   Net transfers (including fixed
      account)....................        (6,813,886)         (8,380,799)
   Contract charges...............           (83,792)            (90,246)
   Transfers for contract benefits
      and terminations............       (31,692,582)        (40,911,680)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (31,231,921)        (40,820,787)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets.............       (38,120,282)        (27,900,715)
NET ASSETS:
   Beginning of year..............        284,320,518         312,221,233
                                    ------------------  -----------------
   End of year....................  $      246,200,236  $     284,320,518
                                    ==================  =================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                                 FTVIPT FRANKLIN
                                       FTVIPT FRANKLIN INCOME VIP               MUTUAL SHARES VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        708,337  $      1,181,246  $        250,950  $         69,870
   Net realized gains (losses)....           269,862         1,429,384         2,189,084         1,619,474
   Change in unrealized gains
     (losses) on investments......       (3,116,578)       (1,385,438)       (3,561,412)         (444,273)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,138,379)         1,225,192       (1,121,378)         1,245,071
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            18,094           327,060            47,146            32,379
   Net transfers (including fixed
     account).....................         (197,452)         (761,005)            60,764         (191,419)
   Contract charges...............           (4,990)           (5,839)           (7,596)           (8,292)
   Transfers for contract benefits
     and terminations.............       (4,492,841)       (9,588,499)       (3,853,404)       (5,430,241)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (4,677,189)      (10,028,283)       (3,753,090)       (5,597,573)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,815,568)       (8,803,091)       (4,874,468)       (4,352,502)
NET ASSETS:
   Beginning of year..............        28,076,571        36,879,662        20,922,139        25,274,641
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     21,261,003  $     28,076,571  $     16,047,671  $     20,922,139
                                    ================  ================  ================  ================

                                          FTVIPT FRANKLIN RISING             FTVIPT FRANKLIN SMALL-MID
                                               DIVIDENDS VIP                      CAP GROWTH VIP
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (89,487)  $      (126,942)  $      (528,877)  $       (593,177)
   Net realized gains (losses)....         3,166,454         2,323,724         7,536,394          8,334,876
   Change in unrealized gains
     (losses) on investments......       (4,001,018)         (881,958)       (8,019,904)        (5,957,792)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (924,051)         1,314,824       (1,012,387)          1,783,907
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            61,549            51,753           325,931            298,737
   Net transfers (including fixed
     account).....................       (1,442,358)         (497,229)         (836,350)        (1,288,696)
   Contract charges...............           (5,285)           (5,811)           (9,087)           (10,168)
   Transfers for contract benefits
     and terminations.............       (2,912,812)       (4,686,100)       (4,446,423)        (5,568,700)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (4,298,906)       (5,137,387)       (4,965,929)        (6,568,827)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............       (5,222,957)       (3,822,563)       (5,978,316)        (4,784,920)
NET ASSETS:
   Beginning of year..............        20,296,254        24,118,817        31,983,347         36,768,267
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $     15,073,297  $     20,296,254  $     26,005,031  $      31,983,347
                                    ================  ================  ================  =================

                                        FTVIPT TEMPLETON DEVELOPING
                                                MARKETS VIP                FTVIPT TEMPLETON FOREIGN VIP
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2015              2014              2015              2014
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         142,690  $         61,188  $      1,002,218  $         83,101
   Net realized gains (losses)....          1,518,314         (192,347)         2,982,112         3,404,938
   Change in unrealized gains
     (losses) on investments......        (5,316,939)       (1,908,799)       (8,984,957)      (14,127,812)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (3,655,935)       (2,039,958)       (5,000,627)      (10,639,773)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            868,217         1,101,137           825,372         1,033,839
   Net transfers (including fixed
     account).....................        (1,021,780)         (625,698)         (217,127)           996,549
   Contract charges...............            (8,304)          (10,107)          (14,303)          (17,240)
   Transfers for contract benefits
     and terminations.............        (1,607,424)       (2,406,627)       (9,016,088)      (15,473,160)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        (1,769,291)       (1,941,295)       (8,422,146)      (13,460,012)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (5,425,226)       (3,981,253)      (13,422,773)      (24,099,785)
NET ASSETS:
   Beginning of year..............         19,231,372        23,212,625        72,158,890        96,258,675
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      13,806,146  $     19,231,372  $     58,736,117  $     72,158,890
                                    =================  ================  ================  ================


                                           INVESCO V.I. COMSTOCK
                                                SUBACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         15,458  $       (31,351)
   Net realized gains (losses)....           321,023           670,535
   Change in unrealized gains
     (losses) on investments......         (820,022)          (99,974)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (483,541)           539,210
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................         (124,509)            29,872
   Contract charges...............             (786)           (1,042)
   Transfers for contract benefits
     and terminations.............         (758,138)       (1,970,712)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (883,433)       (1,941,882)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,366,974)       (1,402,672)
NET ASSETS:
   Beginning of year..............         6,878,913         8,281,585
                                    ----------------  ----------------
   End of year....................  $      5,511,939  $      6,878,913
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                      INVESCO V.I. DIVERSIFIED DIVIDEND       INVESCO V.I. EQUITY AND INCOME
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                           2015                2014               2015               2014
                                    ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $          (9,982)  $        (10,444)  $          336,322  $        (97,191)
   Net realized gains (losses)....              94,784            119,110           8,524,464          8,926,729
   Change in unrealized gains
      (losses) on investments.....            (84,851)             34,690        (11,272,265)        (4,021,112)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........                (49)            143,356         (2,411,479)          4,808,426
                                    ------------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                  --                 --             362,098            267,130
   Net transfers (including fixed
      account)....................              18,927            (7,165)              65,063              3,954
   Contract charges...............                (84)              (110)            (21,642)           (23,467)
   Transfers for contract benefits
      and terminations............           (139,238)          (240,004)        (11,549,113)       (16,967,616)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............           (120,395)          (247,279)        (11,143,594)       (16,719,999)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets.............           (120,444)          (103,923)        (13,555,073)       (11,911,573)
NET ASSETS:
   Beginning of year..............           1,404,784          1,508,707          65,679,718         77,591,291
                                    ------------------  -----------------  ------------------  -----------------
   End of year....................  $        1,284,340  $       1,404,784  $       52,124,645  $      65,679,718
                                    ==================  =================  ==================  =================

                                     INVESCO V.I. GOVERNMENT SECURITIES       INVESCO V.I. MANAGED VOLATILITY
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                           2015               2014                2015               2014
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $          20,057  $          127,214  $         (9,969)  $           16,185
   Net realized gains (losses)....            (8,023)             (7,775)            537,459             184,696
   Change in unrealized gains
      (losses) on investments.....          (158,830)             126,412          (584,124)             131,127
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          (146,796)             245,851           (56,634)             332,008
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --                 650              6,793               1,368
   Net transfers (including fixed
      account)....................          (180,666)           (249,475)            130,209              18,431
   Contract charges...............            (1,532)             (1,636)              (557)               (589)
   Transfers for contract benefits
      and terminations............        (1,481,453)         (1,863,333)          (362,562)           (637,943)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (1,663,651)         (2,113,794)          (226,117)           (618,733)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............        (1,810,447)         (1,867,943)          (282,751)           (286,725)
NET ASSETS:
   Beginning of year..............         10,593,179          12,461,122          1,632,992           1,919,717
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       8,782,732  $       10,593,179  $       1,350,241  $        1,632,992
                                    =================  ==================  =================  ==================

                                         INVESCO V.I. S&P 500 INDEX              JANUS ASPEN ENTERPRISE
                                                 SUBACCOUNT                            SUBACCOUNT
                                    ------------------------------------  -------------------------------------
                                          2015                2014               2015                2014
                                    -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $        (15,489)  $        (15,072)  $        (123,404)  $       (201,105)
   Net realized gains (losses)....            335,595            273,768           2,507,493          2,221,151
   Change in unrealized gains
      (losses) on investments.....          (342,011)           (29,791)         (2,039,530)          (652,260)
                                    -----------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........           (21,905)            228,905             344,559          1,367,786
                                    -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........             31,646                 --             217,405            183,584
   Net transfers (including fixed
      account)....................            125,850           (52,937)           (320,879)          (263,253)
   Contract charges...............              (360)              (417)             (1,801)            (1,990)
   Transfers for contract benefits
      and terminations............          (316,733)          (574,651)         (1,586,693)        (1,911,795)
                                    -----------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (159,597)          (628,005)         (1,691,968)        (1,993,454)
                                    -----------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets.............          (181,502)          (399,100)         (1,347,409)          (625,668)
NET ASSETS:
   Beginning of year..............          2,376,295          2,775,395          13,633,114         14,258,782
                                    -----------------  -----------------  ------------------  -----------------
   End of year....................  $       2,194,793  $       2,376,295  $       12,285,705  $      13,633,114
                                    =================  =================  ==================  =================

                                         JANUS ASPEN GLOBAL RESEARCH
                                                 SUBACCOUNT
                                    -------------------------------------
                                           2015                2014
                                    ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $              150  $           4,172
   Net realized gains (losses)....              58,484             85,137
   Change in unrealized gains
      (losses) on investments.....            (79,664)           (21,287)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            (21,030)             68,022
                                    ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........              11,934             17,229
   Net transfers (including fixed
      account)....................            (69,443)              9,413
   Contract charges...............                  --               (20)
   Transfers for contract benefits
      and terminations............            (82,466)          (281,199)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............           (139,975)          (254,577)
                                    ------------------  -----------------
      Net increase (decrease)
        in net assets.............           (161,005)          (186,555)
NET ASSETS:
   Beginning of year..............             964,819          1,151,374
                                    ------------------  -----------------
   End of year....................  $          803,814  $         964,819
                                    ==================  =================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                                                            LMPVET CLEARBRIDGE VARIABLE
                                           JANUS ASPEN OVERSEAS                  AGGRESSIVE GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015               2014             2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (312,663)  $        826,558  $    (5,105,515)  $    (6,344,203)
   Net realized gains (losses)....         (351,373)         4,111,353        74,177,005        77,677,245
   Change in unrealized gains
     (losses) on investments......       (3,136,630)      (11,332,533)      (80,504,515)         4,969,052
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,800,666)       (6,394,622)      (11,433,025)        76,302,094
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,727,418         2,109,096         2,743,545         2,937,874
   Net transfers (including fixed
     account).....................       (1,387,460)       (2,685,274)       (8,738,495)      (11,497,692)
   Contract charges...............          (20,896)          (24,831)         (191,395)         (207,839)
   Transfers for contract benefits
     and terminations.............       (3,837,225)       (4,801,532)      (53,751,725)      (71,352,447)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,518,163)       (5,402,541)      (59,938,070)      (80,120,104)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,318,829)      (11,797,163)      (71,371,095)       (3,818,010)
NET ASSETS:
   Beginning of year..............        41,260,094        53,057,257       439,598,703       443,416,713
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     33,941,265  $     41,260,094  $    368,227,608  $    439,598,703
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                               APPRECIATION                      DIVIDEND STRATEGY
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,213,498)  $    (1,435,309)  $      (230,612)  $        173,291
   Net realized gains (losses)....        22,935,686        31,109,280         4,508,781         5,748,538
   Change in unrealized gains
     (losses) on investments......      (21,629,746)       (2,692,710)      (10,810,413)         6,791,944
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            92,442        26,981,261       (6,532,244)        12,713,773
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,412,639         1,656,915           173,543           364,410
   Net transfers (including fixed
     account).....................       (5,615,222)       (3,054,149)         (678,730)       (1,671,672)
   Contract charges...............         (149,443)         (162,863)          (35,376)          (38,528)
   Transfers for contract benefits
     and terminations.............      (38,152,929)      (51,419,657)      (16,087,004)      (22,972,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (42,504,955)      (52,979,754)      (16,627,567)      (24,318,608)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (42,412,513)      (25,998,493)      (23,159,811)      (11,604,835)
NET ASSETS:
   Beginning of year..............       301,511,929       327,510,422       114,208,205       125,813,040
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    259,099,416  $    301,511,929  $     91,048,394  $    114,208,205
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP GROWTH                     LARGE CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,123,146)  $    (1,141,442)  $       (31,145)  $        419,002
   Net realized gains (losses)....        16,769,415        20,915,708         8,285,880        16,119,908
   Change in unrealized gains
     (losses) on investments......       (7,951,222)       (8,183,281)      (13,487,092)       (3,205,797)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,695,047        11,590,985       (5,232,357)        13,333,113
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           684,747           604,927           212,890           751,108
   Net transfers (including fixed
     account).....................       (2,668,291)       (2,852,461)       (1,270,398)       (2,520,225)
   Contract charges...............          (27,382)          (28,670)          (51,658)          (56,455)
   Transfers for contract benefits
     and terminations.............      (12,721,146)      (15,652,999)      (16,177,132)      (18,842,134)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (14,732,072)      (17,929,203)      (17,286,298)      (20,667,706)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,037,025)       (6,338,218)      (22,518,655)       (7,334,593)
NET ASSETS:
   Beginning of year..............       101,931,592       108,269,810       136,570,924       143,905,517
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     94,894,567  $    101,931,592  $    114,052,269  $    136,570,924
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE
                                               MID CAP CORE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (613,720)  $      (588,576)
   Net realized gains (losses)....         4,051,386         5,237,682
   Change in unrealized gains
     (losses) on investments......       (3,086,201)       (2,272,504)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           351,465         2,376,602
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            42,652            59,521
   Net transfers (including fixed
     account).....................         (662,093)         (639,659)
   Contract charges...............          (11,418)          (12,016)
   Transfers for contract benefits
     and terminations.............       (5,042,698)       (5,982,467)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,673,557)       (6,574,621)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,322,092)       (4,198,019)
NET ASSETS:
   Beginning of year..............        38,689,450        42,887,469
                                    ----------------  ----------------
   End of year....................  $     33,367,358  $     38,689,450
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                        LMPVET CLEARBRIDGE VARIABLE           LMPVET QS LEGG MASON
                                             SMALL CAP GROWTH             VARIABLE CONSERVATIVE GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015             2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (859,708)  $    (1,025,968)  $        229,613  $        567,482
   Net realized gains (losses)....         4,008,511        12,724,657         2,060,205         2,647,354
   Change in unrealized gains
     (losses) on investments......       (6,390,593)      (10,875,143)       (3,578,920)       (1,021,670)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,241,790)           823,546       (1,289,102)         2,193,166
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           504,371           579,651            76,280           182,863
   Net transfers (including fixed
     account).....................       (1,022,803)       (2,485,673)         (258,373)         (921,343)
   Contract charges...............          (16,352)          (17,828)          (29,425)          (32,847)
   Transfers for contract benefits
     and terminations.............       (8,300,286)      (12,335,622)       (8,757,020)      (10,252,857)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (8,835,070)      (14,259,472)       (8,968,538)      (11,024,184)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (12,076,860)      (13,435,926)      (10,257,640)       (8,831,018)
NET ASSETS:
   Beginning of year..............        60,699,074        74,135,000        59,118,500        67,949,518
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     48,622,214  $     60,699,074  $     48,860,860  $     59,118,500
                                    ================  ================  ================  ================

                                           LMPVET QS LEGG MASON               LMPVET QS LEGG MASON
                                              VARIABLE GROWTH               VARIABLE MODERATE GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (20,425)  $         76,218  $         79,676  $        163,685
   Net realized gains (losses)....         2,975,222         1,593,598         1,249,406         1,291,309
   Change in unrealized gains
     (losses) on investments......       (3,725,458)         (859,564)       (2,343,956)         (113,990)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (770,661)           810,252       (1,014,874)         1,341,004
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            79,870            56,471           115,147           108,554
   Net transfers (including fixed
     account).....................         (311,434)         (217,830)         (421,924)         (140,744)
   Contract charges...............          (22,416)          (24,844)          (28,418)          (31,960)
   Transfers for contract benefits
     and terminations.............       (2,121,628)       (2,962,639)       (4,886,784)       (5,289,021)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,375,608)       (3,148,842)       (5,221,979)       (5,353,171)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,146,269)       (2,338,590)       (6,236,853)       (4,012,167)
NET ASSETS:
   Beginning of year..............        24,272,556        26,611,146        37,227,976        41,240,143
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     21,126,287  $     24,272,556  $     30,991,123  $     37,227,976
                                    ================  ================  ================  ================

                                                                          LMPVIT WESTERN ASSET VARIABLE
                                     LMPVIT WESTERN ASSET CORE PLUS          GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT                          SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2015             2014              2015              2014
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (148,494)  $     4,558,323  $        261,219  $        410,043
   Net realized gains (losses)....       (2,068,486)        (975,823)         (136,878)            46,639
   Change in unrealized gains
     (losses) on investments......         2,047,470      (4,813,613)         (600,622)         (656,927)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (169,510)      (1,231,113)         (476,281)         (200,245)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           100,024          211,946             1,410             5,071
   Net transfers (including fixed
     account).....................         (610,917)        1,018,588          (80,390)         (155,586)
   Contract charges...............          (22,498)         (24,786)             (793)             (894)
   Transfers for contract benefits
     and terminations.............      (11,684,548)     (16,235,964)       (1,232,932)       (1,519,382)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,217,939)     (15,030,216)       (1,312,705)       (1,670,791)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (12,387,449)     (16,261,329)       (1,788,986)       (1,871,036)
NET ASSETS:
   Beginning of year..............        78,692,683       94,954,012         7,593,996         9,465,032
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $     66,305,234  $    78,692,683  $      5,805,010  $      7,593,996
                                    ================  ===============  ================  ================

                                           MIST AMERICAN FUNDS
                                           BALANCED ALLOCATION
                                               SUBACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         25,125  $         21,102
   Net realized gains (losses)....           269,885           430,165
   Change in unrealized gains
     (losses) on investments......         (353,258)         (239,127)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (58,248)           212,140
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           753,496           354,091
   Net transfers (including fixed
     account).....................            98,899           365,337
   Contract charges...............              (30)              (81)
   Transfers for contract benefits
     and terminations.............         (325,871)         (442,739)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           526,494           276,608
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           468,246           488,748
NET ASSETS:
   Beginning of year..............         4,360,096         3,871,348
                                    ----------------  ----------------
   End of year....................  $      4,828,342  $      4,360,096
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                           MIST AMERICAN FUNDS                 MIST AMERICAN FUNDS
                                            GROWTH ALLOCATION                  MODERATE ALLOCATION
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         22,090  $         10,314  $         20,099  $         18,693
   Net realized gains (losses)....           249,431           635,983           132,391           271,799
   Change in unrealized gains
     (losses) on investments......         (328,674)         (442,995)         (201,631)         (144,025)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (57,153)           203,302          (49,141)           146,467
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           562,912           501,581           495,943           360,406
   Net transfers (including fixed
     account).....................         (233,543)           135,543         (207,480)            92,334
   Contract charges...............             (184)             (202)             (240)             (229)
   Transfers for contract benefits
     and terminations.............         (441,098)         (663,436)         (112,395)         (453,418)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (111,913)          (26,514)           175,828             (907)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (169,066)           176,788           126,687           145,560
NET ASSETS:
   Beginning of year..............         3,718,850         3,542,062         2,864,383         2,718,823
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      3,549,784  $      3,718,850  $      2,991,070  $      2,864,383
                                    ================  ================  ================  ================


                                         MIST BLACKROCK HIGH YIELD        MIST CLARION GLOBAL REAL ESTATE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      6,205,064  $      5,547,866  $      1,800,965  $         89,274
   Net realized gains (losses)....           (8,605)         6,270,603         (160,564)         (747,770)
   Change in unrealized gains
     (losses) on investments......      (10,584,605)       (9,312,170)       (3,522,861)         9,172,613
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,388,146)         2,506,299       (1,882,460)         8,514,117
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,821,386         2,650,862         1,822,913         2,280,938
   Net transfers (including fixed
     account).....................       (4,016,353)       (1,145,017)       (1,906,462)        10,100,102
   Contract charges...............          (33,211)          (39,560)          (23,977)          (26,951)
   Transfers for contract benefits
     and terminations.............      (15,379,033)      (22,718,789)      (10,299,851)      (12,136,785)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,607,211)      (21,252,504)      (10,407,377)           217,304
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (21,995,357)      (18,746,205)      (12,289,837)         8,731,421
NET ASSETS:
   Beginning of year..............       104,638,887       123,385,092        77,846,976        69,115,555
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     82,643,530  $    104,638,887  $     65,557,139  $     77,846,976
                                    ================  ================  ================  ================

                                         MIST CLEARBRIDGE AGGRESSIVE             MIST HARRIS OAKMARK
                                                   GROWTH                           INTERNATIONAL
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                          2015               2014               2015              2014
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (4,931,207)  $     (5,309,660)  $      1,081,309  $        793,611
   Net realized gains (losses)....          9,606,916          4,893,061         6,196,329         9,550,559
   Change in unrealized gains
     (losses) on investments......       (31,968,776)         71,822,294      (10,651,498)      (15,797,553)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (27,293,067)         71,405,695       (3,373,860)       (5,453,383)
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          9,183,107          6,823,691           980,475         1,099,962
   Net transfers (including fixed
     account).....................       (12,850,036)        571,847,123           863,608         (518,031)
   Contract charges...............          (326,205)          (355,710)          (13,626)          (14,907)
   Transfers for contract benefits
     and terminations.............       (56,710,818)       (40,990,676)       (7,790,092)      (10,858,348)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (60,703,952)        537,324,428       (5,959,635)      (10,291,324)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (87,997,019)        608,730,123       (9,333,495)      (15,744,707)
NET ASSETS:
   Beginning of year..............        614,674,474          5,944,351        67,655,904        83,400,611
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $     526,677,455  $     614,674,474  $     58,322,409  $     67,655,904
                                    =================  =================  ================  ================


                                          MIST INVESCO COMSTOCK
                                               SUBACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,539,442  $    (2,195,186)
   Net realized gains (losses)....        19,350,552        18,851,038
   Change in unrealized gains
     (losses) on investments......      (37,466,239)            35,646
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (15,576,245)        16,691,498
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           760,889           837,907
   Net transfers (including fixed
     account).....................       (4,242,895)        96,962,170
   Contract charges...............          (76,476)          (90,105)
   Transfers for contract benefits
     and terminations.............      (29,675,080)      (40,018,101)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (33,233,562)        57,691,871
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (48,809,807)        74,383,369
NET ASSETS:
   Beginning of year..............       233,561,068       159,177,699
                                    ----------------  ----------------
   End of year....................  $    184,751,261  $    233,561,068
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                       MIST INVESCO MID CAP VALUE          MIST INVESCO SMALL CAP GROWTH
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (635,860)  $      (743,905)  $      (233,167)  $      (245,154)
   Net realized gains (losses)....         2,966,603        11,739,485         3,865,529         2,591,378
   Change in unrealized gains
     (losses) on investments......       (6,985,457)       (6,825,511)       (4,152,179)       (1,481,220)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,654,714)         4,170,069         (519,817)           865,004
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           242,899           210,118           276,222           227,878
   Net transfers (including fixed
     account).....................       (1,136,991)       (1,234,874)         1,781,571           448,919
   Contract charges...............           (7,256)           (8,270)           (3,183)           (3,022)
   Transfers for contract benefits
     and terminations.............       (7,253,517)      (12,205,598)       (2,185,753)       (2,489,851)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (8,154,865)      (13,238,624)         (131,143)       (1,816,076)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (12,809,579)       (9,068,555)         (650,960)         (951,072)
NET ASSETS:
   Beginning of year..............        52,410,952        61,479,507        14,198,348        15,149,420
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     39,601,373  $     52,410,952  $     13,547,388  $     14,198,348
                                    ================  ================  ================  ================


                                        MIST JPMORGAN SMALL CAP VALUE     MIST LOOMIS SAYLES GLOBAL MARKETS
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                          2015                2014              2015              2014
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (24,038)  $        (69,519)  $        832,251  $      1,667,240
   Net realized gains (losses)....          1,488,404          2,186,367         4,762,941         4,680,338
   Change in unrealized gains
     (losses) on investments......        (2,470,809)        (1,720,767)       (4,943,047)       (2,489,378)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (1,006,443)            396,081           652,145         3,858,200
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            247,369            224,590         2,443,866         2,690,830
   Net transfers (including fixed
     account).....................          (869,606)            381,325       (2,855,179)       (3,060,406)
   Contract charges...............            (2,797)            (3,163)          (82,364)          (89,938)
   Transfers for contract benefits
     and terminations.............        (1,744,640)        (1,577,144)      (14,377,761)      (15,043,771)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (2,369,674)          (974,392)      (14,871,438)      (15,503,285)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        (3,376,117)          (578,311)      (14,219,293)      (11,645,085)
NET ASSETS:
   Beginning of year..............         13,340,006         13,918,317       149,334,905       160,979,990
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $       9,963,889  $      13,340,006  $    135,115,612  $    149,334,905
                                    =================  =================  ================  ================

                                             MIST LORD ABBETT                  MIST MET/EATON VANCE
                                              BOND DEBENTURE                       FLOATING RATE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014              2015               2014
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,558,800  $      1,877,283  $         70,576  $          78,882
   Net realized gains (losses)....         1,772,548         2,072,147          (42,525)            (1,436)
   Change in unrealized gains
     (losses) on investments......       (4,417,408)       (2,360,131)         (139,928)          (128,296)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,086,060)         1,589,299         (111,877)           (50,850)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           372,401           333,156             7,678             22,671
   Net transfers (including fixed
     account).....................       (1,212,277)         2,057,777            27,384          (361,983)
   Contract charges...............           (9,506)          (10,746)             (130)              (103)
   Transfers for contract benefits
     and terminations.............       (5,812,436)       (8,528,528)         (428,341)          (517,994)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (6,661,818)       (6,148,341)         (393,409)          (857,409)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (7,747,878)       (4,559,042)         (505,286)          (908,259)
NET ASSETS:
   Beginning of year..............        41,083,550        45,642,592         4,142,616          5,050,875
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $     33,335,672  $     41,083,550  $      3,637,330  $       4,142,616
                                    ================  ================  ================  =================


                                     MIST METLIFE ASSET ALLOCATION 100
                                                SUBACCOUNT
                                    -----------------------------------
                                           2015              2014
                                    -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          42,310  $      (337,358)
   Net realized gains (losses)....          5,986,553         2,105,016
   Change in unrealized gains
     (losses) on investments......        (7,932,688)           702,228
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (1,903,825)         2,469,886
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,685,137         2,647,941
   Net transfers (including fixed
     account).....................          (692,178)       (1,848,074)
   Contract charges...............           (55,229)          (57,682)
   Transfers for contract benefits
     and terminations.............        (4,756,899)       (6,217,658)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (2,819,169)       (5,475,473)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............        (4,722,994)       (3,005,587)
NET ASSETS:
   Beginning of year..............         63,831,385        66,836,972
                                    -----------------  ----------------
   End of year....................  $      59,108,391  $     63,831,385
                                    =================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                         MIST METLIFE MULTI-INDEX
                                               TARGETED RISK              MIST METLIFE SMALL CAP VALUE
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015            2014 (d)            2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $            224  $           (30)  $    (1,519,251)  $    (1,864,408)
   Net realized gains (losses)....               808                50        40,701,939         9,851,929
   Change in unrealized gains
     (losses) on investments......           (1,787)               299      (46,437,528)       (7,954,172)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             (755)               319       (7,254,840)            33,349
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            19,599             5,066         1,904,906         2,310,136
   Net transfers (including fixed
     account).....................               861             7,732       (2,914,553)       (2,855,214)
   Contract charges...............               (3)                --          (44,746)          (51,822)
   Transfers for contract benefits
     and terminations.............             (221)             (693)      (14,626,342)      (18,397,297)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............            20,236            12,105      (15,680,735)      (18,994,197)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            19,481            12,424      (22,935,575)      (18,960,848)
NET ASSETS:
   Beginning of year..............            12,424                --       120,747,347       139,708,195
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $         31,905  $         12,424  $     97,811,772  $    120,747,347
                                    ================  ================  ================  ================

                                        MIST MFS EMERGING MARKETS
                                                 EQUITY                  MIST MFS RESEARCH INTERNATIONAL
                                               SUBACCOUNT                          SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                         2015              2014              2015              2014
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         6,177  $      (610,670)  $        862,282  $        633,897
   Net realized gains (losses)....      (1,135,337)           117,322         (107,034)           396,955
   Change in unrealized gains
     (losses) on investments......      (6,373,766)       (3,870,947)       (2,629,409)       (7,907,774)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (7,502,926)       (4,364,295)       (1,874,161)       (6,876,922)
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          231,208           194,774           508,172           608,065
   Net transfers (including fixed
     account).....................        1,550,028         9,819,475         1,397,495         (515,453)
   Contract charges...............          (9,791)          (12,834)          (31,605)          (36,430)
   Transfers for contract benefits
     and terminations.............      (7,586,019)      (10,475,666)       (9,271,664)      (13,717,217)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (5,814,574)         (474,251)       (7,397,602)      (13,661,035)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (13,317,500)       (4,838,546)       (9,271,763)      (20,537,957)
NET ASSETS:
   Beginning of year..............       53,420,816        58,259,362        72,277,215        92,815,172
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $    40,103,316  $     53,420,816  $     63,005,452  $     72,277,215
                                    ===============  ================  ================  ================

                                       MIST MORGAN STANLEY MID CAP
                                                 GROWTH                   MIST OPPENHEIMER GLOBAL EQUITY
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (202,171)  $      (225,678)  $      (808,711)  $    (1,355,835)
   Net realized gains (losses)....           724,182         1,245,152        19,253,564        24,614,829
   Change in unrealized gains
     (losses) on investments......       (1,223,721)       (1,136,296)       (7,961,424)      (19,748,974)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (701,710)         (116,822)        10,483,429         3,510,020
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,156            34,221         6,173,498         8,075,281
   Net transfers (including fixed
     account).....................         (133,677)           109,937       (6,330,514)       (4,519,418)
   Contract charges...............           (1,330)           (1,384)         (136,679)         (145,634)
   Transfers for contract benefits
     and terminations.............       (1,283,539)       (2,532,989)      (38,247,891)      (51,036,350)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,389,390)       (2,390,215)      (38,541,586)      (47,626,121)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,091,100)       (2,507,037)      (28,058,157)      (44,116,101)
NET ASSETS:
   Beginning of year..............        11,736,546        14,243,583       351,667,634       395,783,735
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      9,645,446  $     11,736,546  $    323,609,477  $    351,667,634
                                    ================  ================  ================  ================

                                      MIST PIMCO INFLATION PROTECTED
                                                   BOND
                                                SUBACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,028,568  $        116,627
   Net realized gains (losses)....       (1,499,033)       (1,454,822)
   Change in unrealized gains
     (losses) on investments......       (3,060,352)         2,626,174
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,530,817)         1,287,979
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,315,016         1,910,548
   Net transfers (including fixed
     account).....................       (3,098,875)       (1,008,189)
   Contract charges...............          (13,945)          (16,474)
   Transfers for contract benefits
     and terminations.............       (9,534,376)      (13,246,441)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,332,180)      (12,360,556)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (13,862,997)      (11,072,577)
NET ASSETS:
   Beginning of year..............        65,747,511        76,820,088
                                    ----------------  ----------------
   End of year....................  $     51,884,514  $     65,747,511
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                          MIST PIMCO TOTAL RETURN               MIST PIONEER FUND
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014             2015              2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      8,042,023  $      1,914,248  $     (177,559)  $         58,001
   Net realized gains (losses)....         3,920,021         2,956,590        5,541,421        18,403,137
   Change in unrealized gains
     (losses) on investments......      (15,304,841)         1,916,125      (6,123,701)      (13,134,410)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,342,797)         6,786,963        (759,839)         5,326,728
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,469,405         3,145,517          336,909           368,986
   Net transfers (including fixed
     account).....................       (7,014,522)       (8,641,979)      (1,383,425)         (455,297)
   Contract charges...............          (53,613)          (60,783)         (19,840)          (22,093)
   Transfers for contract benefits
     and terminations.............      (35,377,196)      (53,268,923)      (7,275,474)       (9,676,245)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (39,975,926)      (58,826,168)      (8,341,830)       (9,784,649)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (43,318,723)      (52,039,205)      (9,101,669)       (4,457,921)
NET ASSETS:
   Beginning of year..............       243,988,067       296,027,272       57,774,387        62,232,308
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    200,669,344  $    243,988,067  $    48,672,718  $     57,774,387
                                    ================  ================  ===============  ================


                                      MIST PIONEER STRATEGIC INCOME        MIST PYRAMIS MANAGED RISK
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2015              2014              2015             2014
                                    ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     4,743,526  $      5,693,564  $           (4)  $           (31)
   Net realized gains (losses)....        3,039,059         5,336,362              539                10
   Change in unrealized gains
     (losses) on investments......     (11,549,764)       (6,075,435)          (1,073)               334
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (3,767,179)         4,954,491            (538)               313
                                    ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,491,576         1,033,567            9,527             3,454
   Net transfers (including fixed
     account).....................      (1,277,209)         3,523,782          (2,667)             6,405
   Contract charges...............         (35,760)          (39,740)               --                --
   Transfers for contract benefits
     and terminations.............     (26,520,502)      (33,136,761)              (4)               (2)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............     (26,341,895)      (28,619,152)            6,856             9,857
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............     (30,109,074)      (23,664,661)            6,318            10,170
NET ASSETS:
   Beginning of year..............      152,052,573       175,717,234           11,539             1,369
                                    ---------------  ----------------  ---------------  ----------------
   End of year....................  $   121,943,499  $    152,052,573  $        17,857  $         11,539
                                    ===============  ================  ===============  ================

                                           MIST SSGA GROWTH AND
                                                INCOME ETF                    MIST SSGA GROWTH ETF
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014              2015             2014
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,244,376  $      1,272,978  $      1,152,160  $     1,032,048
   Net realized gains (losses)....         8,080,443         9,718,880        10,196,188       12,475,048
   Change in unrealized gains
     (losses) on investments......      (12,866,922)       (5,382,431)      (16,379,555)      (7,094,523)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,542,103)         5,609,427       (5,031,207)        6,412,573
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,285,272         3,291,442         3,853,374        4,770,393
   Net transfers (including fixed
     account).....................       (1,663,381)       (3,457,828)       (2,301,036)      (4,069,039)
   Contract charges...............         (124,667)         (134,293)         (153,046)        (163,551)
   Transfers for contract benefits
     and terminations.............      (10,363,431)      (10,827,632)      (13,906,872)     (13,135,245)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,866,207)      (11,128,311)      (12,507,580)     (12,597,442)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (13,408,310)       (5,518,884)      (17,538,787)      (6,184,869)
NET ASSETS:
   Beginning of year..............       122,762,323       128,281,207       156,905,463      163,090,332
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    109,354,013  $    122,762,323  $    139,366,676  $   156,905,463
                                    ================  ================  ================  ===============

                                      MIST T. ROWE PRICE LARGE CAP
                                                  VALUE
                                               SUBACCOUNT
                                    ---------------------------------
                                          2015              2014
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        160,602  $   (3,886,097)
   Net realized gains (losses)....         9,171,343       10,761,897
   Change in unrealized gains
     (losses) on investments......      (29,857,732)       35,231,043
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (20,525,787)       42,106,843
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,978,508        5,318,282
   Net transfers (including fixed
     account).....................       (5,362,714)      321,932,902
   Contract charges...............         (141,231)        (156,122)
   Transfers for contract benefits
     and terminations.............      (55,336,625)     (55,536,257)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (55,862,062)      271,558,805
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (76,387,849)      313,665,648
NET ASSETS:
   Beginning of year..............       443,370,558      129,704,910
                                    ----------------  ---------------
   End of year....................  $    366,982,709  $   443,370,558
                                    ================  ===============

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                       MIST T. ROWE PRICE MID CAP
                                                 GROWTH                    MIST WMC LARGE CAP RESEARCH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2015              2014             2015              2014
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (36,721)  $       (43,276)  $     (333,236)  $      (356,278)
   Net realized gains (losses)....           420,408           472,908        5,440,443         2,663,157
   Change in unrealized gains
     (losses) on investments......         (285,565)         (215,454)      (3,797,151)         2,964,427
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            98,122           214,178        1,310,056         5,271,306
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               325               988          175,089           182,796
   Net transfers (including fixed
     account).....................         (149,633)            44,904      (1,207,865)       (1,100,153)
   Contract charges...............             (312)             (821)         (27,027)          (29,206)
   Transfers for contract benefits
     and terminations.............         (172,597)         (809,873)      (5,767,799)       (8,133,010)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (322,217)         (764,802)      (6,827,602)       (9,079,573)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............         (224,095)         (550,624)      (5,517,546)       (3,808,267)
NET ASSETS:
   Beginning of year..............         2,094,286         2,644,910       46,264,418        50,072,685
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $      1,870,191  $      2,094,286  $    40,746,872  $     46,264,418
                                    ================  ================  ===============  ================

                                                                            MSF BARCLAYS AGGREGATE BOND
                                      MORGAN STANLEY MULTI CAP GROWTH                  INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015               2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (18,479)  $       (24,538)  $      1,251,718  $      1,449,300
   Net realized gains (losses)....           220,565           293,692           176,702           204,642
   Change in unrealized gains
     (losses) on investments......         (149,761)         (242,199)       (2,074,694)         1,888,378
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            52,325            26,955         (646,274)         3,542,320
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         1,579,838         1,673,531
   Net transfers (including fixed
     account).....................          (23,059)         (109,932)         (650,845)       (1,472,554)
   Contract charges...............              (75)              (74)          (42,735)          (47,252)
   Transfers for contract benefits
     and terminations.............         (152,548)         (213,345)       (8,067,002)       (8,611,027)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (175,682)         (323,351)       (7,180,744)       (8,457,302)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (123,357)         (296,396)       (7,827,018)       (4,914,982)
NET ASSETS:
   Beginning of year..............           914,004         1,210,400        75,845,003        80,759,985
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        790,647  $        914,004  $     68,017,985  $     75,845,003
                                    ================  ================  ================  ================

                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      3,537,244  $      3,425,995  $    (2,725,470)  $    (2,701,625)
   Net realized gains (losses)....         2,788,529         1,294,032        49,054,923        19,554,610
   Change in unrealized gains
     (losses) on investments......       (7,771,371)         4,747,555      (36,646,800)       (2,920,337)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,445,598)         9,467,582         9,682,653        13,932,648
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,279,839         1,289,409         1,180,713         1,342,795
   Net transfers (including fixed
     account).....................         (596,979)         3,715,103       (3,302,806)       (4,727,628)
   Contract charges...............          (47,715)          (52,307)          (69,490)          (74,148)
   Transfers for contract benefits
     and terminations.............      (23,003,199)      (28,780,599)      (22,546,437)      (27,132,405)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (22,368,054)      (23,828,394)      (24,738,020)      (30,591,386)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (23,813,652)      (14,360,812)      (15,055,367)      (16,658,738)
NET ASSETS:
   Beginning of year..............       171,167,569       185,528,381       201,471,712       218,130,450
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    147,353,917  $    171,167,569  $    186,416,345  $    201,471,712
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (21,404)  $       (91,484)
   Net realized gains (losses)....           685,618         3,170,397
   Change in unrealized gains
     (losses) on investments......       (1,538,797)       (2,004,706)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (874,583)         1,074,207
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           178,103           183,661
   Net transfers (including fixed
     account).....................            26,416         (522,036)
   Contract charges...............           (2,634)           (3,220)
   Transfers for contract benefits
     and terminations.............       (1,885,354)       (3,258,750)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,683,469)       (3,600,345)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,558,052)       (2,526,138)
NET ASSETS:
   Beginning of year..............        12,887,179        15,413,317
                                    ----------------  ----------------
   End of year....................  $     10,329,127  $     12,887,179
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                        MSF BLACKROCK MONEY MARKET          MSF FRONTIER MID CAP GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,866,728)  $    (4,433,023)  $    (1,267,242)  $    (1,327,583)
   Net realized gains (losses)....                --                --        15,627,482        13,193,351
   Change in unrealized gains
     (losses) on investments......                --                --      (12,804,276)       (3,729,328)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,866,728)       (4,433,023)         1,555,964         8,136,440
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,162,481         7,289,711           464,259           482,021
   Net transfers (including fixed
     account).....................        88,449,377       120,819,674         (757,088)       (1,807,566)
   Contract charges...............         (122,992)         (139,686)          (48,084)          (50,978)
   Transfers for contract benefits
     and terminations.............     (117,052,389)     (169,584,123)      (10,811,423)      (12,102,250)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (21,563,523)      (41,614,424)      (11,152,336)      (13,478,773)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (25,430,251)      (46,047,447)       (9,596,372)       (5,342,333)
NET ASSETS:
   Beginning of year..............       260,029,222       306,076,669        88,449,747        93,792,080
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    234,598,971  $    260,029,222  $     78,853,375  $     88,449,747
                                    ================  ================  ================  ================


                                            MSF JENNISON GROWTH          MSF LOOMIS SAYLES SMALL CAP CORE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (4,079,989)  $    (4,056,039)  $       (14,348)  $       (17,703)
   Net realized gains (losses)....        67,121,004        30,204,045            99,823           155,834
   Change in unrealized gains
     (losses) on investments......      (29,066,135)         1,813,537         (109,964)         (133,406)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        33,974,880        27,961,543          (24,489)             4,725
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,660,876         5,685,469               845             6,541
   Net transfers (including fixed
     account).....................       (6,412,253)         4,693,745           (6,520)         (257,136)
   Contract charges...............         (229,901)         (239,419)              (34)              (25)
   Transfers for contract benefits
     and terminations.............      (37,267,731)      (39,162,759)          (58,342)          (47,832)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (39,249,009)      (29,022,964)          (64,051)         (298,452)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,274,129)       (1,061,421)          (88,540)         (293,727)
NET ASSETS:
   Beginning of year..............       376,259,287       377,320,708           725,826         1,019,553
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    370,985,158  $    376,259,287  $        637,286  $        725,826
                                    ================  ================  ================  ================

                                                                         MSF MET/DIMENSIONAL INTERNATIONAL
                                       MSF MET/ARTISAN MID CAP VALUE               SMALL COMPANY
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (14,195)  $       (24,427)  $        (4,362)  $        (5,163)
   Net realized gains (losses)....           320,054           128,424           223,437            48,600
   Change in unrealized gains
     (losses) on investments......         (501,074)         (101,825)         (183,760)         (182,113)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (195,215)             2,172            35,315         (138,676)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --             5,476                90
   Net transfers (including fixed
     account).....................          (36,833)          (41,387)           256,896           618,016
   Contract charges...............             (164)             (189)              (80)              (62)
   Transfers for contract benefits
     and terminations.............         (230,925)         (204,925)         (251,864)          (60,089)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (267,922)         (246,501)            10,428           557,955
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (463,137)         (244,329)            45,743           419,279
NET ASSETS:
   Beginning of year..............         1,961,420         2,205,749         1,388,811           969,532
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      1,498,283  $      1,961,420  $      1,434,554  $      1,388,811
                                    ================  ================  ================  ================


                                      MSF METLIFE ASSET ALLOCATION 20
                                                SUBACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        151,862  $        798,395
   Net realized gains (losses)....           844,042         1,814,777
   Change in unrealized gains
     (losses) on investments......       (1,501,646)       (1,645,913)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (505,742)           967,259
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           542,478           658,087
   Net transfers (including fixed
     account).....................       (1,182,099)           242,561
   Contract charges...............           (8,765)          (10,058)
   Transfers for contract benefits
     and terminations.............       (4,815,670)       (8,229,413)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,464,056)       (7,338,823)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,969,798)       (6,371,564)
NET ASSETS:
   Beginning of year..............        29,613,599        35,985,163
                                    ----------------  ----------------
   End of year....................  $     23,643,801  $     29,613,599
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014


                                        MSF METLIFE ASSET ALLOCATION 40      MSF METLIFE ASSET ALLOCATION 60
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2015                2014              2015              2014
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (905,977)  $       1,107,342  $    (4,816,035)  $       1,635,348
   Net realized gains (losses).....          5,650,325          5,068,547        40,033,075         25,611,105
   Change in unrealized gains
     (losses) on investments.......        (6,524,264)        (2,987,914)      (48,291,607)        (7,002,792)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,779,916)          3,187,975      (13,074,567)         20,243,661
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,376,522          2,717,058        13,441,515         14,632,098
   Net transfers (including fixed
     account)......................        (1,001,776)         13,758,726       (5,606,222)        136,613,138
   Contract charges................           (37,646)           (41,474)         (315,904)          (343,114)
   Transfers for contract benefits
     and terminations..............       (12,205,735)       (18,033,396)      (65,426,374)       (69,272,252)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (10,868,635)        (1,599,086)      (57,906,985)         81,629,870
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (12,648,551)          1,588,889      (70,981,552)        101,873,531
NET ASSETS:
   Beginning of year...............         87,527,049         85,938,160       550,983,256        449,109,725
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      74,878,498  $      87,527,049  $    480,001,704  $     550,983,256
                                     =================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT                            SUBACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2015              2014              2015                2014
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (8,209,117)  $    (2,490,782)  $        (11,568)  $        (35,298)
   Net realized gains (losses).....         35,760,780         7,761,969          1,432,529            982,508
   Change in unrealized gains
     (losses) on investments.......       (47,147,251)        18,931,660        (2,015,439)            278,100
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (19,595,588)        24,202,847          (594,478)          1,225,310
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         14,238,008        15,464,918            986,880            823,397
   Net transfers (including fixed
     account)......................        (3,435,538)       262,910,087            682,877          1,109,108
   Contract charges................          (415,622)         (442,603)            (7,606)            (7,243)
   Transfers for contract benefits
     and terminations..............       (53,270,926)      (49,226,600)        (1,915,338)        (1,148,485)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (42,884,078)       228,705,802          (253,187)            776,777
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (62,479,666)       252,908,649          (847,665)          2,002,087
NET ASSETS:
   Beginning of year...............        645,019,159       392,110,510         16,117,119         14,115,032
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     582,539,493  $    645,019,159  $      15,269,454  $      16,117,119
                                     =================  ================  =================  =================

                                           MSF METLIFE STOCK INDEX               MSF MFS TOTAL RETURN
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2015              2014                2015              2014
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      3,738,664  $       2,628,110  $       3,781,141  $      3,360,215
   Net realized gains (losses).....        87,112,358        100,504,410         11,277,233        12,602,909
   Change in unrealized gains
     (losses) on investments.......      (91,658,276)          3,976,797       (21,847,358)        13,299,681
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (807,254)        107,109,317        (6,788,984)        29,262,805
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        13,065,466         15,311,034          4,739,381         5,398,880
   Net transfers (including fixed
     account)......................      (45,279,988)       (85,015,507)        (5,011,638)       (3,642,275)
   Contract charges................         (480,768)          (535,399)          (150,142)         (164,446)
   Transfers for contract benefits
     and terminations..............      (89,274,254)      (110,344,146)       (52,994,984)      (70,534,331)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............     (121,969,544)      (180,584,018)       (53,417,383)      (68,942,172)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............     (122,776,798)       (73,474,701)       (60,206,367)      (39,679,367)
NET ASSETS:
   Beginning of year...............       948,735,700      1,022,210,401        427,404,149       467,083,516
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    825,958,902  $     948,735,700  $     367,197,782  $    427,404,149
                                     ================  =================  =================  ================

                                                MSF MFS VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2015               2014
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,519,323  $         92,353
   Net realized gains (losses).....         24,685,200        13,277,287
   Change in unrealized gains
     (losses) on investments.......       (28,440,559)         (201,912)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (2,236,036)        13,167,728
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,431,532         1,486,296
   Net transfers (including fixed
     account)......................        (1,196,217)         8,265,948
   Contract charges................           (37,578)          (40,837)
   Transfers for contract benefits
     and terminations..............       (20,907,158)      (25,889,615)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (20,709,421)      (16,178,208)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (22,945,457)       (3,010,480)
NET ASSETS:
   Beginning of year...............        149,803,816       152,814,296
                                     -----------------  ----------------
   End of year.....................  $     126,858,359  $    149,803,816
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014



                                            MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,132,624  $        897,919  $      (665,270)  $      (768,271)
   Net realized gains (losses)....       (1,094,191)       (1,436,871)         2,610,190         3,037,646
   Change in unrealized gains
     (losses) on investments......       (1,058,975)       (3,796,106)       (2,245,912)       (3,689,785)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,020,542)       (4,335,058)         (300,992)       (1,420,410)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,669,245         1,612,353           897,116           957,552
   Net transfers (including fixed
     account).....................         (829,921)       (1,843,138)       (1,584,040)       (1,314,496)
   Contract charges...............          (29,905)          (33,375)          (28,813)          (31,570)
   Transfers for contract benefits
     and terminations.............       (4,816,703)       (6,608,779)       (8,658,285)      (11,700,796)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (4,007,284)       (6,872,939)       (9,374,022)      (12,089,310)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,027,826)      (11,207,997)       (9,675,014)      (13,509,720)
NET ASSETS:
   Beginning of year..............        55,159,835        66,367,832        69,389,880        82,899,600
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     50,132,009  $     55,159,835  $     59,714,866  $     69,389,880
                                    ================  ================  ================  ================

                                                                            MSF T. ROWE PRICE LARGE CAP
                                          MSF RUSSELL 2000 INDEX                      GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         16,168  $       (22,379)  $      (934,826)  $      (925,105)
   Net realized gains (losses)....         9,509,106         7,293,525        13,336,229         7,695,242
   Change in unrealized gains
     (losses) on investments......      (15,257,920)       (3,245,929)       (7,346,939)       (2,107,884)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,732,646)         4,025,217         5,054,464         4,662,253
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,132,061         2,259,640           794,379           731,913
   Net transfers (including fixed
     account).....................         (375,941)       (3,278,220)         2,269,515        10,482,818
   Contract charges...............          (60,456)          (65,201)          (17,995)          (18,097)
   Transfers for contract benefits
     and terminations.............       (9,542,787)      (11,828,019)       (8,875,970)      (10,201,159)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,847,123)      (12,911,800)       (5,830,071)           995,475
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (13,579,769)       (8,886,583)         (775,607)         5,657,728
NET ASSETS:
   Beginning of year..............       114,688,189       123,574,772        59,661,381        54,003,653
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    101,108,420  $    114,688,189  $     58,885,774  $     59,661,381
                                    ================  ================  ================  ================

                                        MSF T. ROWE PRICE SMALL CAP       MSF WESTERN ASSET MANAGEMENT
                                                  GROWTH                  STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,533,844)  $    (1,569,889)  $      1,191,809  $      1,568,418
   Net realized gains (losses)....        15,664,305        15,905,460           192,717           581,982
   Change in unrealized gains
     (losses) on investments......      (12,417,243)       (8,452,499)       (2,592,005)         (535,363)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,713,218         5,883,072       (1,207,479)         1,615,037
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,424,047         2,473,189            95,918            70,885
   Net transfers (including fixed
     account).....................         (546,725)       (1,932,470)       (1,128,640)           367,665
   Contract charges...............          (50,239)          (52,391)           (5,492)           (6,149)
   Transfers for contract benefits
     and terminations.............      (12,140,351)      (13,477,451)       (5,107,602)       (7,356,702)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,313,268)      (12,989,123)       (6,145,816)       (6,924,301)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,600,050)       (7,106,051)       (7,353,295)       (5,309,264)
NET ASSETS:
   Beginning of year..............       118,139,543       125,245,594        39,669,737        44,979,001
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    109,539,493  $    118,139,543  $     32,316,442  $     39,669,737
                                    ================  ================  ================  ================

                                      MSF WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT
                                               SUBACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        898,999  $        644,240
   Net realized gains (losses)....           125,482           151,558
   Change in unrealized gains
     (losses) on investments......       (1,636,137)           740,716
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (611,656)         1,536,514
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,215,122         1,878,078
   Net transfers (including fixed
     account).....................         (247,767)         4,836,140
   Contract charges...............          (46,193)          (53,009)
   Transfers for contract benefits
     and terminations.............      (15,979,722)      (19,940,320)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (15,058,560)      (13,279,111)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (15,670,216)      (11,742,597)
NET ASSETS:
   Beginning of year..............        98,096,572       109,839,169
                                    ----------------  ----------------
   End of year....................  $     82,426,356  $     98,096,572
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014




                                                                               MSF WMC CORE EQUITY
                                            MSF WMC BALANCED                      OPPORTUNITIES
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,808,489  $      1,940,913  $      (145,653)  $    (1,235,617)
   Net realized gains (losses)....        49,554,376         9,187,107        31,153,170        13,114,912
   Change in unrealized gains
     (losses) on investments......      (47,869,315)        11,946,452      (30,653,946)       (4,046,007)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,493,550        23,074,472           353,571         7,833,288
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,878,559         3,422,634           193,460           208,522
   Net transfers (including fixed
     account).....................         (374,264)       (1,631,300)       (1,846,975)       (3,263,760)
   Contract charges...............         (171,916)         (157,878)          (16,920)          (19,164)
   Transfers for contract benefits
     and terminations.............      (24,110,151)      (27,105,529)      (13,992,312)      (17,830,325)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (21,777,772)      (25,472,073)      (15,662,747)      (20,904,727)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (18,284,222)       (2,397,601)      (15,309,176)      (13,071,439)
NET ASSETS:
   Beginning of year..............       263,144,756       265,542,357        96,109,883       109,181,322
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    244,860,534  $    263,144,756  $     80,800,707  $     96,109,883
                                    ================  ================  ================  ================


                                         PIONEER VCT MID CAP VALUE        PIONEER VCT REAL ESTATE SHARES
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2015              2014              2015              2014
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (293,548)  $      (318,095)  $          8,039  $         37,587
   Net realized gains (losses)....         3,015,323         4,743,176         1,174,152         1,266,662
   Change in unrealized gains
     (losses) on investments......       (4,629,877)       (1,010,239)         (982,751)         1,263,330
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,908,102)         3,414,842           199,440         2,567,579
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           119,944           116,654           110,184            45,841
   Net transfers (including fixed
     account).....................         (564,899)         (287,076)            61,955         (430,201)
   Contract charges...............           (8,841)           (9,963)           (4,039)           (4,299)
   Transfers for contract benefits
     and terminations.............       (4,479,399)       (5,341,338)       (1,921,784)       (2,708,138)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (4,933,195)       (5,521,723)       (1,753,684)       (3,096,797)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,841,297)       (2,106,881)       (1,554,244)         (529,218)
NET ASSETS:
   Beginning of year..............        27,355,302        29,462,183         9,986,466        10,515,684
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     20,514,005  $     27,355,302  $      8,432,222  $      9,986,466
                                    ================  ================  ================  ================

                                    TAP 1919 VARIABLE SOCIALLY RESPONSIVE
                                                  BALANCED                              UIF GROWTH
                                                 SUBACCOUNT                             SUBACCOUNT
                                    --------------------------------------  -----------------------------------
                                           2015              2014                  2015              2014
                                     ----------------  -----------------    -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................   $       (39,347)  $       (193,054)    $       (118,628)  $      (122,407)
   Net realized gains (losses)....          4,369,500          6,319,078            1,332,565         1,329,425
   Change in unrealized gains
     (losses) on investments......        (5,490,996)        (2,848,392)            (544,548)         (894,036)
                                     ----------------  -----------------    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (1,160,843)          3,277,632              669,389           312,982
                                     ----------------  -----------------    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            509,627            742,932                   --                --
   Net transfers (including fixed
     account).....................          (469,835)          (357,581)            (126,360)         (320,492)
   Contract charges...............           (28,330)           (30,919)                (833)             (953)
   Transfers for contract benefits
     and terminations.............        (5,435,281)        (4,757,516)            (563,694)       (1,035,910)
                                     ----------------  -----------------    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        (5,423,819)        (4,403,084)            (690,887)       (1,357,355)
                                     ----------------  -----------------    -----------------  ----------------
     Net increase (decrease)
       in net assets..............        (6,584,662)        (1,125,452)             (21,498)       (1,044,373)
NET ASSETS:
   Beginning of year..............         43,091,030         44,216,482            6,688,278         7,732,651
                                     ----------------  -----------------    -----------------  ----------------
   End of year....................   $     36,506,368  $      43,091,030    $       6,666,780  $      6,688,278
                                     ================  =================    =================  ================


                                     WELLS FARGO VT SMALL CAP VALUE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2015              2014
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (23,311)  $       (25,259)
   Net realized gains (losses)....            47,226            77,628
   Change in unrealized gains
     (losses) on investments......         (301,705)            37,219
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (277,790)            89,588
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            11,442            20,736
   Net transfers (including fixed
     account).....................            35,238          (46,511)
   Contract charges...............             (184)             (211)
   Transfers for contract benefits
     and terminations.............         (428,935)         (295,638)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (382,439)         (321,624)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (660,229)         (232,036)
NET ASSETS:
   Beginning of year..............         2,543,972         2,776,008
                                    ----------------  ----------------
   End of year....................  $      1,883,743  $      2,543,972
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced a plan to pursue the separation of a portion of its U.S. retail business. MetLife, Inc. is currently evaluating structural alternatives for such a separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission (the "SEC") filing and review process as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Equity Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVET")
AB Variable Products Series Fund, Inc. ("AB")              Legg Mason Partners Variable Income Trust
American Funds Insurance Series ("American Funds")           ("LMPVIT")
Delaware VIP Trust ("Delaware VIP")                        Met Investors Series Trust ("MIST")*
Deutsche Variable Series II ("Deutsche II")                Metropolitan Series Fund ("MSF")*
Fidelity Variable Insurance Products ("Fidelity VIP")      Morgan Stanley Variable Investment Series
Franklin Templeton Variable Insurance Products Trust         ("Morgan Stanley")
   ("FTVIPT")                                              Pioneer Variable Contracts Trust ("Pioneer VCT")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")
                                                           Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2015:

AB Global Thematic Growth Subaccount                    American Funds Global Small Capitalization
Alger Capital Appreciation Subaccount                     Subaccount
American Funds Bond Subaccount                          American Funds Growth Subaccount
American Funds Global Growth Subaccount                 American Funds Growth-Income Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


Delaware VIP Small Cap Value Subaccount                  LMPVET QS Legg Mason Variable Growth Subaccount
Deutsche II Government & Agency Securities               LMPVET QS Legg Mason Variable Moderate Growth
   Subaccount                                              Subaccount
Deutsche II Small Mid Cap Value Subaccount               LMPVIT Western Asset Core Plus Subaccount
Dreyfus Socially Responsible Growth Subaccount           LMPVIT Western Asset Variable Global High Yield
Fidelity VIP Contrafund Subaccount (a)                     Bond Subaccount
Fidelity VIP Dynamic Capital Appreciation Subaccount     MIST American Funds Balanced Allocation
Fidelity VIP Equity-Income Subaccount (a)                  Subaccount
Fidelity VIP Freedom 2020 Subaccount (b)                 MIST American Funds Growth Allocation Subaccount
Fidelity VIP Freedom 2025 Subaccount (b)                 MIST American Funds Moderate Allocation
Fidelity VIP Freedom 2030 Subaccount (b)                   Subaccount
Fidelity VIP Freedom 2040 Subaccount (b)                 MIST BlackRock High Yield Subaccount (a)
Fidelity VIP Freedom 2050 Subaccount (b)                 MIST Clarion Global Real Estate Subaccount (a)
Fidelity VIP FundsManager 60% Subaccount                 MIST ClearBridge Aggressive Growth Subaccount (a)
Fidelity VIP Government Money Market Subaccount          MIST Harris Oakmark International Subaccount
Fidelity VIP High Income Subaccount                      MIST Invesco Comstock Subaccount (a)
Fidelity VIP Mid Cap Subaccount                          MIST Invesco Mid Cap Value Subaccount (a)
FTVIPT Franklin Income VIP Subaccount                    MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST JPMorgan Small Cap Value Subaccount
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Loomis Sayles Global Markets Subaccount
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST Lord Abbett Bond Debenture Subaccount
   Subaccount                                            MIST Met/Eaton Vance Floating Rate Subaccount
FTVIPT Templeton Developing Markets VIP Subaccount       MIST MetLife Asset Allocation 100 Subaccount
FTVIPT Templeton Foreign VIP Subaccount                  MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Comstock Subaccount                         MIST MetLife Small Cap Value Investment Option (a)
Invesco V.I. Diversified Dividend Subaccount             MIST MFS Emerging Markets Equity Investment
Invesco V.I. Equity and Income Subaccount                  Option (a)
Invesco V.I. Government Securities Subaccount (a)        MIST MFS Research International Investment Option
Invesco V.I. Managed Volatility Subaccount               MIST Morgan Stanley Mid Cap Growth Investment
Invesco V.I. S&P 500 Index Subaccount                      Option (a)
Janus Aspen Enterprise Subaccount                        MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST PIMCO Inflation Protected Bond Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Total Return Subaccount
LMPVET ClearBridge Variable Aggressive Growth            MIST Pioneer Fund Subaccount (a)
   Subaccount (a)                                        MIST Pioneer Strategic Income Subaccount (a)
LMPVET ClearBridge Variable Appreciation                 MIST Pyramis Managed Risk Subaccount
   Subaccount (a)                                        MIST SSGA Growth and Income ETF Subaccount
LMPVET ClearBridge Variable Dividend Strategy            MIST SSGA Growth ETF Subaccount
   Subaccount (a)                                        MIST T. Rowe Price Large Cap Value Subaccount (a)
LMPVET ClearBridge Variable Large Cap Growth             MIST T. Rowe Price Mid Cap Growth Subaccount
   Subaccount                                            MIST WMC Large Cap Research Subaccount
LMPVET ClearBridge Variable Large Cap Value              Morgan Stanley Multi Cap Growth Subaccount
   Subaccount                                            MSF Barclays Aggregate Bond Index Subaccount
LMPVET ClearBridge Variable Mid Cap Core                 MSF BlackRock Bond Income Subaccount (a)
   Subaccount                                            MSF BlackRock Capital Appreciation Subaccount (a)
LMPVET ClearBridge Variable Small Cap Growth             MSF BlackRock Large Cap Value Subaccount
   Subaccount                                            MSF BlackRock Money Market Subaccount (a)
LMPVET QS Legg Mason Variable Conservative               MSF Frontier Mid Cap Growth Subaccount (a)
   Growth Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MSF Jennison Growth Subaccount (a)                    MSF Russell 2000 Index Subaccount
MSF Loomis Sayles Small Cap Core Subaccount           MSF T. Rowe Price Large Cap Growth Subaccount (a)
MSF Met/Artisan Mid Cap Value Subaccount              MSF T. Rowe Price Small Cap Growth Subaccount
MSF Met/Dimensional International Small Company       MSF Western Asset Management Strategic Bond
   Subaccount                                           Opportunities Subaccount (a)
MSF MetLife Asset Allocation 20 Subaccount            MSF Western Asset Management U.S. Government
MSF MetLife Asset Allocation 40 Subaccount              Subaccount
MSF MetLife Asset Allocation 60 Subaccount            MSF WMC Balanced Subaccount (a)
MSF MetLife Asset Allocation 80 Subaccount            MSF WMC Core Equity Opportunities Subaccount (a)
MSF MetLife Mid Cap Stock Index Subaccount (a)        Pioneer VCT Mid Cap Value Subaccount
MSF MetLife Stock Index Subaccount (a)                Pioneer VCT Real Estate Shares Subaccount
MSF MFS Total Return Subaccount (a)                   TAP 1919 Variable Socially Responsive Balanced
MSF MFS Value Subaccount (a)                            Subaccount
MSF MSCI EAFE Index Subaccount                        UIF Growth Subaccount
MSF Neuberger Berman Genesis Subaccount (a)           Wells Fargo VT Small Cap Value Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2015.


3.  PORTFOLIO CHANGES


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2015:

NAME CHANGES:

Former Name                                                 New Name

ClearBridge Variable Equity Income Portfolio                ClearBridge Variable Dividend Strategy Portfolio
Fidelity VIP Money Market Portfolio                         Fidelity VIP Government Money Market Portfolio
Legg Mason Variable Lifestyle Allocation 50% Portfolio      QS Legg Mason Variable Conservative Growth Portfolio
Legg Mason Variable Lifestyle Allocation 70% Portfolio      QS Legg Mason Variable Moderate Growth Portfolio
Legg Mason Variable Lifestyle Allocation 85% Portfolio      QS Legg Mason Variable Growth Portfolio
(MIST) SSgA Growth and Income ETF Portfolio                 (MIST) SSGA Growth and Income ETF Portfolio
(MIST) SSgA Growth ETF Portfolio                            (MIST) SSGA Growth ETF Portfolio
Western Asset Variable High Income Portfolio                Western Asset Core Plus VIT Portfolio

TRUST NAME CHANGE:

Former Trust                                              New Trust

AllianceBernstein Variable Products Series Fund, Inc.     AB Variable Products Series Fund, Inc.

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

     Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

     Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

     Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2015:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                   0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                               0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                        0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                               0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                         0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                         1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                      1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, LLC ("MetLife Advisers"), an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2015               DECEMBER 31, 2015
                                                                   ------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------     -------------   --------------
     AB Global Thematic Growth Subaccount........................         20,134          315,540             5,839          440,339
     Alger Capital Appreciation Subaccount.......................         46,005        2,648,627           762,964        1,013,753
     American Funds Bond Subaccount..............................        474,900        5,106,555           912,323        2,484,565
     American Funds Global Growth Subaccount.....................      4,284,782       90,444,366        16,174,371       23,632,661
     American Funds Global Small Capitalization Subaccount.......         90,939        1,789,281           398,085          860,112
     American Funds Growth Subaccount............................      3,604,916      207,747,607        59,862,799       51,762,364
     American Funds Growth-Income Subaccount.....................      4,557,041      173,122,859        40,412,397       45,649,166
     Delaware VIP Small Cap Value Subaccount.....................        278,781        8,326,768         1,333,038        1,965,175
     Deutsche II Government & Agency Securities Subaccount.......        217,083        2,666,660           264,935          522,818
     Deutsche II Small Mid Cap Value Subaccount..................        282,589        4,173,839           609,427        1,890,717
     Dreyfus Socially Responsible Growth Subaccount..............         12,252          363,697           133,816          307,294
     Fidelity VIP Contrafund Subaccount..........................      6,391,299      174,662,863        27,382,549       33,578,859
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        160,422        1,540,861           983,718        1,071,269
     Fidelity VIP Equity-Income Subaccount.......................     10,796,539      227,785,965        31,179,393       28,324,188
     Fidelity VIP Freedom 2020 Subaccount (a)....................          5,631           71,449            71,743              292
     Fidelity VIP Freedom 2025 Subaccount (a)....................         14,308          188,232           188,505              265
     Fidelity VIP Freedom 2030 Subaccount (a)....................         34,009          441,800           441,954              151
     Fidelity VIP Freedom 2040 Subaccount (a)....................            559           10,340            10,407               67
     Fidelity VIP Freedom 2050 Subaccount (a)....................            306            5,140             7,053            1,933
     Fidelity VIP FundsManager 60% Subaccount....................     48,554,108      560,480,087       513,963,116        1,140,861
     Fidelity VIP Government Money Market Subaccount (b).........        540,147          540,147         2,464,302        1,924,155
     Fidelity VIP High Income Subaccount.........................      3,763,841       22,675,885         1,518,057        2,832,797
     Fidelity VIP Mid Cap Subaccount.............................      7,734,849      230,339,403        38,780,398       39,283,828
     FTVIPT Franklin Income VIP Subaccount.......................      1,497,254       22,230,428         1,968,771        5,937,620
     FTVIPT Franklin Mutual Shares VIP Subaccount................        835,816       14,411,185         1,949,011        4,222,944
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        609,766       12,600,463         2,515,768        5,109,199
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,470,042       29,794,217         8,333,636        6,540,304
     FTVIPT Templeton Developing Markets VIP Subaccount..........      2,184,517       21,592,759         3,404,486        2,836,649
     FTVIPT Templeton Foreign VIP Subaccount.....................      4,449,707       63,276,975         8,875,051       14,045,011
     Invesco V.I. Comstock Subaccount............................        313,713        4,074,133           158,148        1,009,080
     Invesco V.I. Diversified Dividend Subaccount................         55,455          846,429           118,940          249,316
     Invesco V.I. Equity and Income Subaccount...................      3,225,535       44,378,881         7,447,957       13,201,143
     Invesco V.I. Government Securities Subaccount...............        767,814        8,981,161           862,942        2,506,535
     Invesco V.I. Managed Volatility Subaccount..................        118,651        1,771,832           774,614          480,972
     Invesco V.I. S&P 500 Index Subaccount.......................        133,098        1,643,623           432,854          407,011
     Janus Aspen Enterprise Subaccount...........................        224,725        8,869,894         2,436,469        2,787,605
     Janus Aspen Global Research Subaccount......................         20,334          590,714            45,965          185,788
     Janus Aspen Overseas Subaccount.............................      1,219,155       49,794,403         2,257,595        4,917,183
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     14,017,765      237,178,769        46,700,950       72,368,723
     LMPVET ClearBridge Variable Appreciation Subaccount.........      7,484,112      182,870,989        11,879,714       48,547,050
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      6,056,844       75,461,359         4,836,097       21,694,269
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      4,493,115       77,009,056        14,939,570       19,283,929
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      6,389,484      103,526,542         8,213,565       20,729,830
     LMPVET ClearBridge Variable Mid Cap Core Subaccount.........      1,852,713       25,848,969         2,737,329        7,043,699
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      2,320,870       38,798,339         2,918,311       11,414,659
     LMPVET QS Legg Mason Variable Conservative Growth
       Subaccount................................................      3,472,698       40,766,832         1,352,627       10,091,551
     LMPVET QS Legg Mason Variable Growth Subaccount.............      1,496,196       20,032,666         2,826,776        2,776,667
     LMPVET QS Legg Mason Variable Moderate Growth
       Subaccount................................................      2,221,586       25,420,464           708,919        5,851,221
     LMPVIT Western Asset Core Plus Subaccount...................     11,882,661       76,966,071         1,968,768       14,335,192
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount................................................        888,976        7,110,325           567,446        1,618,930

(a)  For the period May 1, 2015 to December 31, 2015.
(b)  Commenced November 17, 2014 and began transactions in 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015              DECEMBER 31, 2015
                                                                  -----------------------------     ------------------------------
                                                                                                       COST OF         PROCEEDS
                                                                     SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    ------------     -------------   --------------
     MIST American Funds Balanced Allocation Subaccount.........        483,318       4,870,290         1,540,622          762,443
     MIST American Funds Growth Allocation Subaccount...........        374,055       3,636,692           850,846          692,503
     MIST American Funds Moderate Allocation Subaccount.........        303,047       3,048,616           659,570          330,044
     MIST BlackRock High Yield Subaccount.......................     11,492,798      93,949,169        15,483,364       26,035,233
     MIST Clarion Global Real Estate Subaccount.................      5,569,801      69,141,893         5,652,540       14,258,947
     MIST ClearBridge Aggressive Growth Subaccount..............     34,437,166     485,170,310        15,492,958       81,128,109
     MIST Harris Oakmark International Subaccount...............      4,342,697      66,293,681        14,131,538       12,942,346
     MIST Invesco Comstock Subaccount...........................     13,288,417     138,321,558        15,379,710       39,034,292
     MIST Invesco Mid Cap Value Subaccount......................      2,279,843      42,249,803         4,240,685       10,724,747
     MIST Invesco Small Cap Growth Subaccount...................        914,948      14,648,965         7,104,226        3,910,196
     MIST JPMorgan Small Cap Value Subaccount...................        657,683       9,779,513         2,464,413        3,813,173
     MIST Loomis Sayles Global Markets Subaccount...............      8,965,867     101,160,539         3,448,259       17,487,446
     MIST Lord Abbett Bond Debenture Subaccount.................      2,873,765      35,232,864         5,275,466        8,870,077
     MIST Met/Eaton Vance Floating Rate Subaccount..............        371,156       3,874,730           707,473        1,030,305
     MIST MetLife Asset Allocation 100 Subaccount...............      4,713,588      51,534,227         7,952,342        6,038,151
     MIST MetLife Multi-Index Targeted Risk Subaccount..........          2,746          33,394            40,664           19,323
     MIST MetLife Small Cap Value Subaccount....................      7,821,154     121,279,845        41,963,850       18,562,376
     MIST MFS Emerging Markets Equity Subaccount................      4,958,076      49,511,533         4,097,241        9,905,633
     MIST MFS Research International Subaccount.................      6,081,609      68,650,718         5,111,238       11,646,552
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        622,556       7,010,249           763,249        2,354,809
     MIST Oppenheimer Global Equity Subaccount..................     15,820,110     257,454,261        16,548,179       48,157,870
     MIST PIMCO Inflation Protected Bond Subaccount.............      5,589,490      60,420,600         5,421,133       14,724,739
     MIST PIMCO Total Return Subaccount.........................     18,045,806     203,534,871        19,050,869       48,287,466
     MIST Pioneer Fund Subaccount...............................      3,764,350      48,640,152         6,702,339       10,214,437
     MIST Pioneer Strategic Income Subaccount...................     12,039,171     122,743,719        14,907,010       35,119,282
     MIST Pyramis Managed Risk Subaccount.......................          1,652          18,602            10,047            2,585
     MIST SSGA Growth and Income ETF Subaccount.................      9,651,722     103,340,511         9,962,388       11,941,781
     MIST SSGA Growth ETF Subaccount............................     12,344,258     131,578,688        12,167,732       15,204,374
     MIST T. Rowe Price Large Cap Value Subaccount..............     10,817,640     336,225,206        16,055,791       70,908,165
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        173,648       1,692,801           483,127          545,380
     MIST WMC Large Cap Research Subaccount.....................      2,939,890      31,787,118         4,707,521        8,744,430
     Morgan Stanley Multi Cap Growth Subaccount.................         16,044         597,358           159,760          213,595
     MSF Barclays Aggregate Bond Index Subaccount...............      6,228,753      67,694,796         3,138,892        9,067,919
     MSF BlackRock Bond Income Subaccount.......................      1,395,882     146,596,696        13,342,312       30,377,740
     MSF BlackRock Capital Appreciation Subaccount..............      5,109,802     114,416,369        39,188,395       32,784,158
     MSF BlackRock Large Cap Value Subaccount...................      1,238,505      12,822,989         1,522,042        2,270,154
     MSF BlackRock Money Market Subaccount......................      2,346,030     234,602,677       136,025,666      161,451,973
     MSF Frontier Mid Cap Growth Subaccount.....................      2,378,556      64,678,338        14,590,343       15,657,452
     MSF Jennison Growth Subaccount.............................     24,287,322     308,248,633        61,270,716       47,710,089
     MSF Loomis Sayles Small Cap Core Subaccount................          2,648         672,407           115,973           99,044
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,228       1,280,776           249,832          300,683
     MSF Met/Dimensional International Small Company
       Subaccount...............................................        111,292       1,606,583           608,681          358,989
     MSF MetLife Asset Allocation 20 Subaccount.................      2,179,153      24,473,900         3,178,361        7,639,465
     MSF MetLife Asset Allocation 40 Subaccount.................      6,351,018      73,086,305        10,038,215       17,296,428
     MSF MetLife Asset Allocation 60 Subaccount.................     38,585,348     462,362,278        47,274,317       76,104,378
     MSF MetLife Asset Allocation 80 Subaccount.................     41,849,104     541,281,208        43,236,109       65,882,436
     MSF MetLife Mid Cap Stock Index Subaccount.................        886,917      13,624,969         3,737,985        2,960,062
     MSF MetLife Stock Index Subaccount.........................     18,792,599     642,449,062        72,460,049      153,424,082
     MSF MFS Total Return Subaccount............................      2,204,523     312,254,375        16,022,276       65,658,495
     MSF MFS Value Subaccount...................................      8,416,669     123,332,610        28,369,481       26,112,149
     MSF MSCI EAFE Index Subaccount.............................      4,129,490      64,019,499         2,618,620        5,493,280
     MSF Neuberger Berman Genesis Subaccount....................      3,308,403      48,171,289         2,073,655       12,112,924

(a)  For the period May 1, 2015 to December 31, 2015.
(b)  Commenced November 17, 2014 and began transactions in 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2015              DECEMBER 31, 2015
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     MSF Russell 2000 Index Subaccount..........................      5,623,383       81,286,454       10,159,863       11,611,478
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,625,639       49,668,603       17,605,163       14,030,929
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,256,214       83,179,159       14,490,987       15,655,809
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount...............................................      2,591,229       33,001,532        3,033,621        7,987,618
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      6,926,585       82,771,358        5,085,103       19,244,663
     MSF WMC Balanced Subaccount................................     13,123,251      208,347,711       51,269,477       27,954,848
     MSF WMC Core Equity Opportunities Subaccount...............      2,869,996       90,779,941       32,876,318       18,237,232
     Pioneer VCT Mid Cap Value Subaccount.......................      1,097,006       21,952,220        3,501,432        5,980,206
     Pioneer VCT Real Estate Shares Subaccount..................        431,316        8,203,144        1,607,248        2,340,018
     TAP 1919 Variable Socially Responsive Balanced Subaccount..      1,388,603       34,276,424        4,340,419        6,566,593
     UIF Growth Subaccount......................................        222,746        4,306,306        1,219,467        1,120,763
     Wells Fargo VT Small Cap Value Subaccount..................        189,511        1,785,139          108,997          514,747

(a)  For the period May 1, 2015 to December 31, 2015.
(b)  Commenced November 17, 2014 and began transactions in 2015.

This page is intentionally left blank.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:



                                      AB GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION           AMERICAN FUNDS BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........          842,863         939,841       1,145,362        1,275,479        3,888,953       4,603,974
Units issued and transferred
   from other funding options....            8,029          22,430         147,172          161,560          509,746         465,779
Units redeemed and transferred to
   other funding options.........        (417,174)       (119,408)       (319,152)        (291,677)      (1,479,140)     (1,180,800)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................          433,718         842,863         973,382        1,145,362        2,919,559       3,888,953
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       50,715,493       61,715,610         785,948        1,010,185
Units issued and transferred
   from other funding options....        2,049,606        2,179,012          66,178           86,745
Units redeemed and transferred to
   other funding options.........      (9,171,452)     (13,179,129)       (231,311)        (310,982)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       43,593,647       50,715,493         620,815          785,948
                                   ===============  ===============  ==============  ===============



                                         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT
                                   --------------------------------
                                         2015            2014
                                   ---------------  ---------------

Units beginning of year..........      122,112,054      154,846,650
Units issued and transferred
   from other funding options....        4,087,732        4,133,975
Units redeemed and transferred to
   other funding options.........     (22,625,004)     (36,868,571)
                                   ---------------  ---------------
Units end of year................      103,574,782      122,112,054
                                   ===============  ===============


                                    AMERICAN FUNDS GROWTH-INCOME      DELAWARE VIP SMALL CAP VALUE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2015             2014              2015            2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      114,152,086      142,763,134        3,517,796        4,830,286
Units issued and transferred
   from other funding options....        4,047,386        3,630,149           61,518          117,684
Units redeemed and transferred to
   other funding options.........     (21,516,379)     (32,241,197)        (581,137)      (1,430,174)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       96,683,093      114,152,086        2,998,177        3,517,796
                                   ===============  ===============  ===============  ===============


                                       DEUTSCHE II GOVERNMENT &
                                           AGENCY SECURITIES          DEUTSCHE II SMALL MID CAP VALUE
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                         2015             2014             2015             2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,276,924        2,830,693        2,326,077        3,103,273
Units issued and transferred
   from other funding options....          179,781          226,776           75,880          234,021
Units redeemed and transferred to
   other funding options.........        (395,611)        (780,545)        (651,006)      (1,011,217)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,061,094        2,276,924        1,750,951        2,326,077
                                   ===============  ===============  ===============  ===============


                                                DREYFUS
                                      SOCIALLY RESPONSIBLE GROWTH        FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2015             2014            2015             2014
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........          380,167          398,114      92,864,202      108,680,474
Units issued and transferred
   from other funding options....           20,569           13,776       4,551,613        5,603,328
Units redeemed and transferred to
   other funding options.........        (147,293)         (31,723)    (14,645,300)     (21,419,600)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................          253,443          380,167      82,770,515       92,864,202
                                   ===============  ===============  ==============  ===============


                                             FIDELITY VIP                                                    FIDELITY VIP
                                     DYNAMIC CAPITAL APPRECIATION          FIDELITY VIP EQUITY-INCOME        FREEDOM 2020
                                              SUBACCOUNT                           SUBACCOUNT                 SUBACCOUNT
                                   ----------------------------------  ----------------------------------  ---------------
                                         2015              2014              2015              2014            2015 (a)
                                   ----------------  ----------------  ----------------  ----------------  ---------------

Units beginning of year..........         1,011,331         1,197,666        58,365,899        63,687,670               --
Units issued and transferred
   from other funding options....           361,296            20,043         1,580,356         2,475,754           42,332
Units redeemed and transferred to
   other funding options.........         (438,591)         (206,378)       (7,396,315)       (7,797,525)             (44)
                                   ----------------  ----------------  ----------------  ----------------  ---------------
Units end of year................           934,036         1,011,331        52,549,940        58,365,899           42,288
                                   ================  ================  ================  ================  ===============



                                     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                     FREEDOM 2025      FREEDOM 2030      FREEDOM 2040      FREEDOM 2050
                                      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                   ----------------  ----------------  ----------------  ----------------
                                       2015 (a)          2015 (a)          2015 (a)          2015 (a)
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........                --                --                --                --
Units issued and transferred
   from other funding options....           104,821           240,091             4,586             3,028
Units redeemed and transferred to
   other funding options.........             (103)              (30)              (21)             (834)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................           104,718           240,061             4,565             2,194
                                   ================  ================  ================  ================


                                                                         FIDELITY VIP
                                                                          GOVERNMENT
                                      FIDELITY VIP FUNDSMANAGER 60%      MONEY MARKET
                                               SUBACCOUNT                 SUBACCOUNT
                                   ----------------------------------  ----------------
                                         2015            2014 (b)          2015 (c)
                                   ----------------  ----------------  ----------------

Units beginning of year..........         3,719,213                --                --
Units issued and transferred
   from other funding options....        40,373,616         3,719,213           294,210
Units redeemed and transferred to
   other funding options.........         (530,254)                --         (240,133)
                                   ----------------  ----------------  ----------------
Units end of year................        43,562,575         3,719,213            54,077
                                   ================  ================  ================


                                      FIDELITY VIP HIGH INCOME           FIDELITY VIP MID CAP          FTVIPT FRANKLIN INCOME VIP
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014             2015            2014            2015             2014
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........       7,082,915        7,872,590       88,269,188     101,839,154      13,052,798       17,033,712
Units issued and transferred
   from other funding options....         199,182          508,575        4,405,175       5,430,346         441,808        1,426,073
Units redeemed and transferred to
   other funding options.........       (972,464)      (1,298,250)     (14,177,316)    (19,000,312)     (2,318,614)      (5,406,987)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................       6,309,633        7,082,915       78,497,047      88,269,188      11,175,992       13,052,798
                                   ==============  ===============  ===============  ==============  ==============  ===============


                                               FTVIPT                           FTVIPT                       FTVIPT FRANKLIN
                                     FRANKLIN MUTUAL SHARES VIP      FRANKLIN RISING DIVIDENDS VIP      SMALL-MID CAP GROWTH VIP
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014             2015            2014            2015             2014
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      11,130,280       14,194,716        9,499,985      12,034,304      15,338,031       18,344,786
Units issued and transferred
   from other funding options....         291,148          346,255          328,618         588,816         737,491        1,439,345
Units redeemed and transferred to
   other funding options.........     (2,312,330)      (3,410,691)      (2,315,137)     (3,123,135)     (2,924,495)      (4,446,100)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................       9,109,098       11,130,280        7,513,466       9,499,985      13,151,027       15,338,031
                                   ==============  ===============  ===============  ==============  ==============  ===============

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                          FTVIPT TEMPLETON
                                       DEVELOPING MARKETS VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2015              2014            2015              2014
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       10,086,656       11,016,768       42,645,501       49,602,475
Units issued and transferred
   from other funding options....        1,027,745        1,737,326        4,414,237        4,753,285
Units redeemed and transferred to
   other funding options.........      (2,000,381)      (2,667,438)      (9,236,106)     (11,710,259)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        9,114,020       10,086,656       37,823,632       42,645,501
                                   ===============  ===============  ===============  ===============



                                        INVESCO V.I. COMSTOCK        INVESCO V.I. DIVERSIFIED DIVIDEND
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                        2015              2014             2015             2014
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........        4,455,900        5,818,437           832,783          983,199
Units issued and transferred
   from other funding options....           23,891          230,465            61,656           49,774
Units redeemed and transferred to
   other funding options.........        (582,085)      (1,593,002)         (129,755)        (200,190)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................        3,897,706        4,455,900           764,684          832,783
                                   ===============  ===============  ================  ===============



                                    INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                              SUBACCOUNT                          SUBACCOUNT
                                   ---------------------------------  -----------------------------------
                                         2015             2014               2015             2014
                                   ----------------  ---------------   ----------------  ---------------

Units beginning of year..........        30,474,326       38,518,228          8,543,666       10,276,593
Units issued and transferred
   from other funding options....         1,508,223        1,157,856            625,531          514,483
Units redeemed and transferred to
   other funding options.........       (6,766,168)      (9,201,758)        (1,949,912)      (2,247,410)
                                   ----------------  ---------------   ----------------  ---------------
Units end of year................        25,216,381       30,474,326          7,219,285        8,543,666
                                   ================  ===============   ================  ===============


                                    INVESCO V.I. MANAGED VOLATILITY     INVESCO V.I. S&P 500 INDEX
                                              SUBACCOUNT                        SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015             2014             2015              2014
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........          663,209          918,646         1,281,929        1,651,321
Units issued and transferred
   from other funding options....           95,076          131,787           109,011           64,075
Units redeemed and transferred to
   other funding options.........        (185,739)        (387,224)         (186,072)        (433,467)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................          572,546          663,209         1,204,868        1,281,929
                                   ===============  ===============   ===============  ===============



                                        JANUS ASPEN ENTERPRISE          JANUS ASPEN GLOBAL RESEARCH
                                              SUBACCOUNT                        SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015             2014             2015             2014
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........         9,230,937       10,596,566          634,971          798,297
Units issued and transferred
   from other funding options....           473,648          719,776           38,064           32,425
Units redeemed and transferred to
   other funding options.........       (1,716,756)      (2,085,405)        (133,215)        (195,751)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................         7,987,829        9,230,937          539,820          634,971
                                   ================  ===============  ===============  ===============


                                                                             LMPVET CLEARBRIDGE
                                         JANUS ASPEN OVERSEAS            VARIABLE AGGRESSIVE GROWTH
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2015             2014              2015             2014
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       25,235,388        28,081,395      192,876,953      230,124,058
Units issued and transferred
   from other funding options....        2,343,364         2,793,199        6,482,210       10,265,768
Units redeemed and transferred to
   other funding options.........      (4,511,790)       (5,639,206)     (31,955,439)     (47,512,873)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       23,066,962        25,235,388      167,403,724      192,876,953
                                   ===============  ================  ===============  ===============

                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                          VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY       VARIABLE LARGE CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2015             2014            2015            2014            2015            2014
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............     144,399,729      171,514,828      63,992,104      78,389,764      49,849,619      59,527,149
Units issued and transferred
   from other funding options......       2,202,697        3,720,499       3,710,723       2,980,181       2,004,538       3,717,328
Units redeemed and transferred to
   other funding options...........    (22,717,299)     (30,835,598)    (13,281,275)    (17,377,841)     (8,964,262)    (13,394,858)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................     123,885,127      144,399,729      54,421,552      63,992,104      42,889,895      49,849,619
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP VALUE           VARIABLE MID CAP CORE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2015            2014            2015             2014
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       66,183,724      76,780,219      15,892,449       18,761,175
Units issued and transferred
   from other funding options......        1,390,697       3,836,445         545,267          589,886
Units redeemed and transferred to
   other funding options...........      (9,852,847)    (14,432,940)     (2,803,354)      (3,458,612)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       57,721,574      66,183,724      13,634,362       15,892,449
                                     ===============  ==============  ==============  ===============


                                           LMPVET CLEARBRIDGE
                                        VARIABLE SMALL CAP GROWTH
                                               SUBACCOUNT
                                     ------------------------------
                                          2015            2014
                                     --------------  --------------

Units beginning of year............      22,972,604      28,785,296
Units issued and transferred
   from other funding options......       1,335,231       2,336,673
Units redeemed and transferred to
   other funding options...........     (4,742,252)     (8,149,365)
                                     --------------  --------------
Units end of year..................      19,565,583      22,972,604
                                     ==============  ==============

                                          LMPVET QS LEGG MASON             LMPVET QS LEGG MASON           LMPVET QS LEGG MASON
                                      VARIABLE CONSERVATIVE GROWTH            VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2015            2014             2015            2014            2015            2014
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      31,787,275       37,872,131      14,489,682      16,420,256      21,841,591      25,062,174
Units issued and transferred
   from other funding options......         470,702          829,663         121,611         203,238         187,364         314,952
Units redeemed and transferred to
   other funding options...........     (5,308,713)      (6,914,519)     (1,536,528)     (2,133,812)     (3,295,865)     (3,535,535)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      26,949,264       31,787,275      13,074,765      14,489,682      18,733,090      21,841,591
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                                                           LMPVIT WESTERN ASSET
                                     LMPVIT WESTERN ASSET CORE PLUS   VARIABLE GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2015            2014             2015            2014
                                     --------------  --------------   --------------  --------------

Units beginning of year............      37,890,107      44,750,902        4,116,947       4,982,108
Units issued and transferred
   from other funding options......       1,327,737       2,190,863          170,707         280,323
Units redeemed and transferred to
   other funding options...........     (7,116,484)     (9,051,658)        (882,651)     (1,145,484)
                                     --------------  --------------   --------------  --------------
Units end of year..................      32,101,360      37,890,107        3,405,003       4,116,947
                                     ==============  ==============   ==============  ==============


                                          MIST AMERICAN FUNDS
                                          BALANCED ALLOCATION
                                              SUBACCOUNT
                                     ------------------------------
                                          2015            2014
                                     --------------  --------------

Units beginning of year............       3,198,147       2,980,777
Units issued and transferred
   from other funding options......         986,660         570,356
Units redeemed and transferred to
   other funding options...........       (591,462)       (352,986)
                                     --------------  --------------
Units end of year..................       3,593,345       3,198,147
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                           MIST AMERICAN FUNDS              MIST AMERICAN FUNDS
                                            GROWTH ALLOCATION               MODERATE ALLOCATION
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2015             2014            2015             2014
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       2,717,215        2,729,186        2,152,245       2,143,767
Units issued and transferred
   from other funding options......         467,527          531,654          395,928         378,123
Units redeemed and transferred to
   other funding options...........       (551,332)        (543,625)        (263,574)       (369,645)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       2,633,410        2,717,215        2,284,599       2,152,245
                                     ==============  ===============  ===============  ==============


                                                                               MIST CLARION
                                        MIST BLACKROCK HIGH YIELD           GLOBAL REAL ESTATE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2015            2014             2015            2014
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       36,693,530      45,512,194       58,479,092      60,592,799
Units issued and transferred
   from other funding options......        4,014,633       5,258,335        4,402,558      13,970,428
Units redeemed and transferred to
   other funding options...........     (10,618,482)    (14,076,999)     (12,203,609)    (16,084,135)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       30,089,681      36,693,530       50,678,041      58,479,092
                                     ===============  ==============  ===============  ==============


                                            MIST CLEARBRIDGE                MIST HARRIS OAKMARK
                                            AGGRESSIVE GROWTH                  INTERNATIONAL
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2015            2014             2015             2014
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      83,295,458        5,674,029      34,506,428       39,139,950
Units issued and transferred
   from other funding options......      10,418,908       93,003,321       4,108,689        6,377,710
Units redeemed and transferred to
   other funding options...........    (19,545,513)     (15,381,892)     (6,979,063)     (11,011,232)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      74,168,853       83,295,458      31,636,054       34,506,428
                                     ==============  ===============  ==============  ===============


                                          MIST INVESCO COMSTOCK         MIST INVESCO MID CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2015            2014             2015            2014
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      114,273,627      84,372,068       33,040,249      41,645,975
Units issued and transferred
   from other funding options......        3,217,680      55,520,082        1,822,018       1,789,401
Units redeemed and transferred to
   other funding options...........     (19,615,708)    (25,618,523)      (7,088,466)    (10,395,127)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       97,875,599     114,273,627       27,773,801      33,040,249
                                     ===============  ==============  ===============  ==============



                                       MIST INVESCO SMALL CAP GROWTH    MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  -------------------------------
                                          2015              2014            2015            2014
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............        5,841,705        6,603,009       6,763,553       7,275,439
Units issued and transferred
   from other funding options......        1,562,549        1,139,089         832,699       1,259,990
Units redeemed and transferred to
   other funding options...........      (1,626,592)      (1,900,393)     (2,071,980)     (1,771,876)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................        5,777,662        5,841,705       5,524,272       6,763,553
                                     ===============  ===============  ==============  ==============


                                               MIST LOOMIS                  MIST LORD ABBETT
                                          SAYLES GLOBAL MARKETS              BOND DEBENTURE
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------  ------------------------------
                                          2015            2014            2015            2014
                                     --------------  --------------  --------------  --------------

Units beginning of year............      21,660,824      23,910,152      18,996,464      21,694,542
Units issued and transferred
   from other funding options......         695,185         869,114       1,059,839       2,681,815
Units redeemed and transferred to
   other funding options...........     (2,799,078)     (3,118,442)     (4,116,527)     (5,379,893)
                                     --------------  --------------  --------------  --------------
Units end of year..................      19,556,931      21,660,824      15,939,776      18,996,464
                                     ==============  ==============  ==============  ==============

                                           MIST MET/EATON                    MIST METLIFE                     MIST METLIFE
                                         VANCE FLOATING RATE             ASSET ALLOCATION 100           MULTI-INDEX TARGETED RISK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014             2015          2014 (d)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........        3,823,833       4,616,505      45,212,729       49,145,768            1,008              --
Units issued and transferred
   from other funding options....          612,752         826,000       2,780,860        3,645,698            3,167           1,211
Units redeemed and transferred to
   other funding options.........        (983,792)     (1,618,672)     (4,794,812)      (7,578,737)          (1,534)           (203)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................        3,452,793       3,823,833      43,198,777       45,212,729            2,641           1,008
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                                                                MIST MFS
                                    MIST METLIFE SMALL CAP VALUE         EMERGING MARKETS EQUITY
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       63,208,688       74,099,811       23,705,249      23,618,677
Units issued and transferred
   from other funding options....        2,668,018        3,424,982        2,301,875       6,969,261
Units redeemed and transferred to
   other funding options.........     (11,796,111)     (14,316,105)      (5,203,230)     (6,882,689)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       54,080,595       63,208,688       20,803,894      23,705,249
                                   ===============  ===============  ===============  ==============



                                    MIST MFS RESEARCH INTERNATIONAL
                                              SUBACCOUNT
                                   ---------------------------------
                                         2015            2014
                                   ---------------  ---------------

Units beginning of year..........       46,101,233       53,996,698
Units issued and transferred
   from other funding options....        3,231,900        3,114,688
Units redeemed and transferred to
   other funding options.........      (7,415,968)     (11,010,153)
                                   ---------------  ---------------
Units end of year................       41,917,165       46,101,233
                                   ===============  ===============

                                           MIST MORGAN STANLEY             MIST OPPENHEIMER                    MIST PIMCO
                                             MID CAP GROWTH                  GLOBAL EQUITY              INFLATION PROTECTED BOND
                                               SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2015            2014            2015            2014            2015             2014
                                     --------------  --------------  --------------  --------------  --------------  ---------------

Units beginning of year............       5,743,592       6,809,955     249,440,312     284,367,464      47,696,077       56,428,155
Units issued and transferred
   from other funding options......         551,051         849,546       9,496,724      13,276,064       3,936,590        6,859,186
Units redeemed and transferred to
   other funding options...........     (1,221,557)     (1,915,909)    (35,564,504)    (48,203,216)    (12,206,060)     (15,591,264)
                                     --------------  --------------  --------------  --------------  --------------  ---------------
Units end of year..................       5,073,086       5,743,592     223,372,532     249,440,312      39,426,607       47,696,077
                                     ==============  ==============  ==============  ==============  ==============  ===============



                                        MIST PIMCO TOTAL RETURN             MIST PIONEER FUND        MIST PIONEER STRATEGIC INCOME
                                              SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2015            2014            2015            2014            2015            2014
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............     150,568,606     187,162,730      26,621,248      31,467,249      80,447,155      95,838,544
Units issued and transferred
   from other funding options......       8,290,093      12,454,034         757,109       1,359,821       5,669,573       8,647,872
Units redeemed and transferred to
   other funding options...........    (33,357,846)    (49,048,158)     (5,014,475)     (6,205,822)    (19,995,025)    (24,039,261)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................     125,500,853     150,568,606      22,363,882      26,621,248      66,121,703      80,447,155
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:


                                                                                MIST SSGA
                                        MIST PYRAMIS MANAGED RISK         GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                               SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2015            2014             2015            2014            2015            2014
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............             992             127       82,493,632      90,079,084     107,020,440     115,766,294
Units issued and transferred
   from other funding options......             805             865        2,378,137       3,754,962       3,793,017       4,634,820
Units redeemed and transferred to
   other funding options...........           (231)              --      (8,973,918)    (11,340,414)    (12,282,948)    (13,380,674)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................           1,566             992       75,897,851      82,493,632      98,530,509     107,020,440
                                     ==============  ==============  ===============  ==============  ==============  ==============


                                          MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                            LARGE CAP VALUE                  MID CAP GROWTH           MIST WMC LARGE CAP RESEARCH
                                              SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2015            2014            2015            2014            2015            2014
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............     246,029,179      93,678,767       1,048,455       1,441,274      28,125,928      33,795,286
Units issued and transferred
   from other funding options......      10,444,372     208,641,965          84,715         145,935         865,361       1,438,775
Units redeemed and transferred to
   other funding options...........    (41,365,114)    (56,291,553)       (242,215)       (538,754)     (4,845,364)     (7,108,133)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................     215,108,437     246,029,179         890,955       1,048,455      24,145,925      28,125,928
                                     ==============  ==============  ==============  ==============  ==============  ==============

                                             MORGAN STANLEY                   MSF BARCLAYS
                                            MULTI CAP GROWTH              AGGREGATE BOND INDEX         MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2015            2014            2015            2014            2015            2014
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............         367,876         499,433      31,665,367      35,381,978     116,573,933     133,280,506
Units issued and transferred from
   other funding options...........           7,272           9,112       1,233,724       1,802,735       6,484,501      15,359,016
Units redeemed and transferred to
   other funding options...........        (72,517)       (140,669)     (4,316,959)     (5,519,346)    (21,647,307)    (32,065,589)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................         302,631         367,876      28,582,132      31,665,367     101,411,127     116,573,933
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                              MSF BLACKROCK
                                          CAPITAL APPRECIATION       MSF BLACKROCK LARGE CAP VALUE     MSF BLACKROCK MONEY MARKET
                                               SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2015            2014            2015            2014             2015            2014
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............     116,660,042     137,072,166       7,271,879       9,446,977      228,692,218     272,484,145
Units issued and transferred from
   other funding options...........       3,904,460       6,519,137         312,849         627,341      143,320,829     175,702,736
Units redeemed and transferred to
   other funding options...........    (18,306,304)    (26,931,261)     (1,266,799)     (2,802,439)    (164,554,824)   (219,494,663)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................     102,258,198     116,660,042       6,317,929       7,271,879      207,458,223     228,692,218
                                     ==============  ==============  ==============  ==============  ===============  ==============


                                      MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH
                                              SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  -------------------------------
                                          2015            2014            2015            2014
                                     --------------  --------------  --------------  ---------------

Units beginning of year............      59,828,713      69,033,438     283,460,406      306,377,182
Units issued and transferred
   from other funding options......       3,088,415       2,974,002       7,823,483       18,655,334
Units redeemed and transferred to
   other funding options...........     (9,854,441)    (12,178,727)    (35,852,987)     (41,572,110)
                                     --------------  --------------  --------------  ---------------
Units end of year..................      53,062,687      59,828,713     255,430,902      283,460,406
                                     ==============  ==============  ==============  ===============


                                               MSF LOOMIS                     MSF MET/ARTISAN
                                          SAYLES SMALL CAP CORE                MID CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2015             2014            2015            2014
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............         146,236          205,325         599,313          672,017
Units issued and transferred
   from other funding options......           4,178           12,948             803           16,005
Units redeemed and transferred to
   other funding options...........        (16,575)         (72,037)        (83,513)         (88,709)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................         133,839          146,236         516,603          599,313
                                     ==============  ===============  ==============  ===============


                                           MSF MET/DIMENSIONAL                  MSF METLIFE
                                       INTERNATIONAL SMALL COMPANY          ASSET ALLOCATION 20
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2015             2014            2015             2014
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............         750,406          479,292      21,756,153       27,300,301
Units issued and transferred
   from other funding options......         204,958          332,735       1,472,533        3,506,360
Units redeemed and transferred to
   other funding options...........       (206,254)         (61,621)     (5,483,035)      (9,050,508)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................         749,110          750,406      17,745,651       21,756,153
                                     ==============  ===============  ==============  ===============

                                             MSF METLIFE                       MSF METLIFE
                                         ASSET ALLOCATION 40               ASSET ALLOCATION 60
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2015            2014             2015             2014
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       62,281,508       63,017,183      393,087,875     325,210,824
Units issued and transferred
   from other funding options....        6,873,676       17,011,442       18,508,983     130,667,528
Units redeemed and transferred to
   other funding options.........     (14,789,548)     (17,747,117)     (60,464,243)    (62,790,477)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       54,365,636       62,281,508      351,132,615     393,087,875
                                   ===============  ===============  ===============  ==============


                                             MSF METLIFE                      MSF METLIFE
                                         ASSET ALLOCATION 80              MID CAP STOCK INDEX            MSF METLIFE STOCK INDEX
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2015             2014            2015             2014            2015             2014
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........     469,940,862      281,259,764        8,659,503       8,357,897     512,472,472      619,079,605
Units issued and transferred
   from other funding options....      24,760,375      236,493,920        1,291,399       1,585,590      22,913,339       25,311,022
Units redeemed and transferred to
   other funding options.........    (55,870,740)     (47,812,822)      (1,601,705)     (1,283,984)    (90,840,478)    (131,918,155)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................     438,830,497      469,940,862        8,349,197       8,659,503     444,545,333      512,472,472
                                   ==============  ===============  ===============  ==============  ==============  ===============



                                         MSF MFS TOTAL RETURN
                                              SUBACCOUNT
                                   --------------------------------
                                         2015            2014
                                   ---------------  ---------------

Units beginning of year..........      181,477,236      214,758,429
Units issued and transferred
   from other funding options....        6,557,260        8,329,874
Units redeemed and transferred to
   other funding options.........     (30,357,612)     (41,611,067)
                                   ---------------  ---------------
Units end of year................      157,676,884      181,477,236
                                   ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014:



                                              MSF MFS VALUE               MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS
                                               SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2015            2014            2015            2014            2015            2014
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      71,426,723      76,198,106      25,971,462      29,240,272      30,031,861      35,991,632
Units issued and transferred
   from other funding options......       3,398,881      13,890,984       1,180,869       1,586,294       1,337,705       2,377,736
Units redeemed and transferred to
   other funding options...........    (13,638,947)    (18,662,367)     (3,087,293)     (4,855,104)     (5,713,779)     (8,337,507)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      61,186,657      71,426,723      24,065,038      25,971,462      25,655,787      30,031,861
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                                                            MSF T. ROWE PRICE              MSF T. ROWE PRICE
                                        MSF RUSSELL 2000 INDEX              LARGE CAP GROWTH               SMALL CAP GROWTH
                                              SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2015            2014            2015            2014            2015            2014
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      27,782,287      31,268,599      33,034,416      32,411,409      50,212,351      55,991,286
Units issued and transferred
   from other funding options......       1,391,372       1,751,248       4,269,320      12,498,015       3,538,349       4,694,732
Units redeemed and transferred to
   other funding options...........     (3,339,352)     (5,237,560)     (7,442,433)    (11,875,008)     (7,690,060)    (10,473,667)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      25,834,307      27,782,287      29,861,303      33,034,416      46,060,640      50,212,351
                                     ==============  ==============  ==============  ==============  ==============  ==============

                                            MSF WESTERN ASSET
                                          MANAGEMENT STRATEGIC               MSF WESTERN ASSET
                                           BOND OPPORTUNITIES           MANAGEMENT U.S. GOVERNMENT
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2015            2014             2015            2014
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       23,348,172      27,649,077       64,344,337      73,690,565
Units issued and transferred
   from other funding options......        1,028,130       1,738,541        3,839,656       8,865,695
Units redeemed and transferred to
   other funding options...........      (4,781,229)     (6,039,446)     (14,569,599)    (18,211,923)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       19,595,073      23,348,172       53,614,394      64,344,337
                                     ===============  ==============  ===============  ==============



                                                                                  MSF WMC
                                            MSF WMC BALANCED             CORE EQUITY OPPORTUNITIES
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2015            2014            2015             2014
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       78,788,126      87,559,708      53,012,778       65,547,224
Units issued and transferred
   from other funding options......        3,113,140       3,013,579       1,165,930        1,516,108
Units redeemed and transferred to
   other funding options...........      (9,329,999)    (11,785,161)     (9,820,620)     (14,050,554)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       72,571,267      78,788,126      44,358,088       53,012,778
                                     ===============  ==============  ==============  ===============




                                        PIONEER VCT MID CAP VALUE     PIONEER VCT REAL ESTATE SHARES
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2015             2014            2015             2014
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      11,449,417       13,948,854       3,456,891        4,679,392
Units issued and transferred
   from other funding options......         460,262          781,420         231,453          189,276
Units redeemed and transferred to
   other funding options...........     (2,560,722)      (3,280,857)       (815,553)      (1,411,777)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       9,348,957       11,449,417       2,872,791        3,456,891
                                     ==============  ===============  ==============  ===============

                                                                        TAP 1919 VARIABLE
                                                                  SOCIALLY RESPONSIVE BALANCED                UIF GROWTH
                                                                           SUBACCOUNT                         SUBACCOUNT
                                                                 --------------------------------  --------------------------------
                                                                       2015             2014             2015             2014
                                                                 ---------------  ---------------  ---------------  ---------------

Units beginning of year........................................       15,783,435       17,650,098        3,258,928        3,897,642
Units issued and transferred
   from other funding options..................................          407,383          497,537          138,111          190,797
Units redeemed and transferred to
   other funding options.......................................      (2,550,707)      (2,364,200)        (449,040)        (829,511)
                                                                 ---------------  ---------------  ---------------  ---------------
Units end of year..............................................       13,640,111       15,783,435        2,947,999        3,258,928
                                                                 ===============  ===============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.


                                                                 WELLS FARGO VT SMALL CAP VALUE
                                                                           SUBACCOUNT
                                                                 --------------------------------
                                                                      2015             2014
                                                                 ---------------  ---------------

Units beginning of year........................................        1,278,953        1,429,790
Units issued and transferred
   from other funding options..................................           57,401           57,883
Units redeemed and transferred to
   other funding options.......................................        (254,266)        (208,720)
                                                                 ---------------  ---------------
Units end of year..............................................        1,082,088        1,278,953
                                                                 ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.
(b) For the period November 17, 2014 to December 31, 2014.
(c) Commenced November 17, 2014 and began transactions in 2015.
(d) Commenced April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2015:

                                                    AS OF DECEMBER 31
                                      -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO         NET
                                          UNITS       HIGHEST ($)    ASSETS ($)
                                      ------------  -------------  --------------
  AB Global Thematic Growth     2015       433,718    0.98 - 1.01         437,107
     Subaccount                 2014       842,863    0.97 - 1.00         831,818
                                2013       939,841    0.94 - 0.97         901,277
                                2012     1,104,786    0.78 - 0.80         878,354
                                2011     1,221,384    0.70 - 0.72         873,875

  Alger Capital Appreciation    2015       973,382    2.48 - 3.24       2,984,795
     Subaccount                 2014     1,145,362    2.40 - 3.10       3,369,272
                                2013     1,275,479    2.17 - 2.78       3,363,995
                                2012     1,645,523    1.66 - 2.09       3,300,965
                                2011     2,234,246    1.44 - 1.80       3,906,644

  American Funds Bond           2015     2,919,559    1.62 - 1.78       5,024,441
     Subaccount                 2014     3,888,953    1.65 - 1.80       6,766,160
                                2013     4,603,974    1.59 - 1.73       7,716,511
                                2012     6,125,338    1.66 - 1.80      10,642,898
                                2011     6,649,857    1.61 - 1.73      11,151,382

  American Funds Global         2015    43,593,647    1.98 - 3.10     112,218,439
     Growth Subaccount          2014    50,715,493    1.89 - 2.95     124,133,870
                                2013    61,715,610    1.88 - 2.93     150,574,183
                                2012    74,340,049    1.48 - 2.31     143,143,628
                                2011    92,495,761    1.23 - 1.92     148,056,485

  American Funds Global Small   2015       620,815    3.33 - 3.64       2,173,442
     Capitalization Subaccount  2014       785,948    3.39 - 3.68       2,794,308
                                2013     1,010,185    3.38 - 3.65       3,564,842
                                2012     1,174,553    2.68 - 2.89       3,283,267
                                2011     1,623,025    2.32 - 2.48       3,907,280

  American Funds Growth         2015   103,574,782    1.70 - 2.82     244,016,695
     Subaccount                 2014   122,112,054    1.63 - 2.68     273,472,215
                                2013   154,846,650    1.55 - 2.51     325,074,327
                                2012   187,729,621    1.22 - 1.96     309,138,975
                                2011   226,708,667    1.06 - 1.69     323,137,038

  American Funds                2015    96,683,093    1.58 - 2.39     205,249,115
     Growth-Income Subaccount   2014   114,152,086    1.60 - 2.40     242,579,693
                                2013   142,763,134    1.49 - 2.21     279,010,804
                                2012   174,788,776    1.14 - 1.68     261,008,029
                                2011   212,465,063    1.00 - 1.46     275,594,046

  Delaware VIP Small Cap        2015     2,998,177    2.48 - 4.48       9,400,488
     Value Subaccount           2014     3,517,796    2.65 - 4.81      11,900,887
                                2013     4,830,286    2.51 - 4.57      15,302,896
                                2012     5,246,939    1.89 - 3.44      12,614,903
                                2011     5,815,368    1.66 - 3.04      12,653,755

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  AB Global Thematic Growth     2015        --         1.65 - 1.90           0.72 - 0.97
     Subaccount                 2014        --         1.65 - 1.90           2.83 - 3.09
                                2013      0.02         1.65 - 1.90         20.61 - 20.92
                                2012        --         1.65 - 1.90         11.10 - 11.38
                                2011      0.36         1.65 - 1.90     (24.89) - (24.66)

  Alger Capital Appreciation    2015        --         1.55 - 2.65           3.14 - 4.28
     Subaccount                 2014        --         1.55 - 2.65         10.48 - 11.70
                                2013      0.10         1.55 - 2.65         31.27 - 32.72
                                2012      0.46         1.55 - 2.65         14.79 - 16.07
                                2011        --         1.55 - 2.65       (3.24) - (2.17)

  American Funds Bond           2015      1.54         1.40 - 1.90       (1.61) - (1.12)
     Subaccount                 2014      1.81         1.40 - 1.90           3.30 - 3.81
                                2013      1.60         1.40 - 1.90       (4.00) - (3.52)
                                2012      2.46         1.40 - 1.90           3.38 - 3.90
                                2011      3.15         1.40 - 1.90           4.08 - 4.60

  American Funds Global         2015      0.97         0.30 - 2.60           4.19 - 6.62
     Growth Subaccount          2014      1.10         0.30 - 2.60         (0.31) - 2.01
                                2013      1.20         0.30 - 2.60         25.86 - 28.79
                                2012      0.84         0.30 - 2.60         19.40 - 22.19
                                2011      1.21         0.30 - 2.70      (11.30) - (9.16)

  American Funds Global Small   2015        --         1.40 - 1.90       (1.62) - (1.13)
     Capitalization Subaccount  2014      0.11         1.40 - 1.90           0.20 - 0.70
                                2013      0.86         1.40 - 1.90         25.87 - 26.50
                                2012      1.34         1.40 - 1.90         15.94 - 16.53
                                2011      1.46         1.40 - 1.90     (20.66) - (20.26)

  American Funds Growth         2015      0.57         0.30 - 2.70           4.01 - 6.54
     Subaccount                 2014      0.73         0.30 - 2.70           5.62 - 8.18
                                2013      0.90         0.30 - 2.70         26.64 - 29.71
                                2012      0.76         0.30 - 2.70         14.74 - 17.54
                                2011      0.58         0.30 - 2.70       (6.83) - (4.57)

  American Funds                2015      1.24         0.30 - 2.75         (1.30) - 1.15
     Growth-Income Subaccount   2014      1.21         0.30 - 2.75          7.63 - 10.30
                                2013      1.29         0.30 - 2.75         29.88 - 33.10
                                2012      1.53         0.30 - 2.75         14.28 - 17.13
                                2011      1.43         0.30 - 2.75       (4.48) - (2.15)

  Delaware VIP Small Cap        2015      0.73         0.30 - 1.30       (7.43) - (6.50)
     Value Subaccount           2014      0.57         0.30 - 1.30           4.50 - 5.55
                                2013      0.72         0.30 - 1.30         31.78 - 33.11
                                2012      0.59         0.30 - 1.30         12.43 - 13.56
                                2011      0.67         0.30 - 1.30       (2.60) - (1.66)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          -------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO         NET
                                              UNITS       HIGHEST ($)    ASSETS ($)
                                          ------------  -------------  --------------
  Deutsche II Government &          2015     2,061,094    1.11 - 1.27       2,487,768
     Agency Securities Subaccount   2014     2,276,924    1.14 - 1.30       2,817,918
                                    2013     2,830,693    1.12 - 1.26       3,417,259
                                    2012     4,017,203    1.19 - 1.32       5,114,710
                                    2011     5,140,392    1.19 - 1.31       6,487,438

  Deutsche II Small Mid Cap         2015     1,750,951    1.65 - 2.82       4,507,291
     Value Subaccount               2014     2,326,077    1.73 - 2.93       6,302,015
                                    2013     3,103,273    1.69 - 2.83       8,094,382
                                    2012     3,970,007    1.28 - 2.14       7,824,888
                                    2011     4,665,637    1.16 - 1.91       8,261,005

  Dreyfus Socially                  2015       253,443    1.55 - 1.98         467,910
     Responsible Growth Subaccount  2014       380,167    1.65 - 2.08         754,943
                                    2013       398,114    1.50 - 1.87         710,335
                                    2012       429,359    1.15 - 1.41         581,605
                                    2011       536,060    1.05 - 1.29         663,326

  Fidelity VIP Contrafund           2015    82,770,515    1.71 - 2.82     213,090,938
     Subaccount                     2014    92,864,202    1.74 - 2.85     240,965,803
                                    2013   108,680,474    1.60 - 2.59     255,326,876
                                    2012   123,668,052    1.25 - 2.01     224,167,053
                                    2011   141,726,054    1.09 - 1.77     223,715,085

  Fidelity VIP Dynamic              2015       934,036    1.64 - 2.87       2,014,900
     Capital Appreciation           2014     1,011,331    1.64 - 2.85       2,212,496
     Subaccount                     2013     1,197,666    1.51 - 2.59       2,445,391
                                    2012     1,416,012    1.11 - 1.88       2,129,562
                                    2011     1,629,814    0.92 - 1.54       2,068,621

  Fidelity VIP Equity-Income        2015    52,549,940    1.57 - 4.40     220,784,877
     Subaccount                     2014    58,365,899    1.67 - 4.64     257,632,017
                                    2013    63,687,670    1.56 - 4.32     261,131,881
                                    2012    69,667,292    1.22 - 3.41     224,230,879
                                    2011    78,077,952    1.06 - 2.94     213,824,134

  Fidelity VIP Freedom 2020         2015        42,288    1.61 - 1.65          69,713
     Subaccount
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2015       104,718    1.69 - 1.75         182,283
     Subaccount
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2015       240,061    1.67 - 1.83         429,195
     Subaccount
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2015         4,565    2.21 - 2.25          10,128
     Subaccount
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2015         2,194    2.26 - 2.30           4,997
     Subaccount
     (Commenced 5/1/2015)

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  Deutsche II Government &          2015      2.44         1.55 - 2.65      (2.97) - (1.90)
     Agency Securities Subaccount   2014      2.00         1.55 - 2.65          2.21 - 3.34
                                    2013      2.71         1.55 - 2.65      (5.78) - (4.74)
                                    2012      3.52         1.55 - 2.65        (0.21) - 0.90
                                    2011      3.81         1.55 - 2.65          4.39 - 5.49

  Deutsche II Small Mid Cap         2015        --         1.55 - 2.65      (4.77) - (3.72)
     Value Subaccount               2014      0.46         1.55 - 2.65          2.34 - 3.48
                                    2013      0.83         1.55 - 2.65        31.18 - 32.63
                                    2012      0.81         1.55 - 2.65        10.40 - 11.63
                                    2011      0.68         1.55 - 2.65      (8.79) - (7.76)

  Dreyfus Socially                  2015      0.83         1.55 - 2.65      (5.94) - (4.90)
     Responsible Growth Subaccount  2014      0.84         1.55 - 2.65        10.17 - 11.39
                                    2013      1.03         1.55 - 2.65        30.49 - 31.94
                                    2012      0.63         1.55 - 2.65          8.76 - 9.97
                                    2011      0.67         1.55 - 2.65      (1.95) - (0.92)

  Fidelity VIP Contrafund           2015      0.79         0.30 - 2.65        (2.21) - 0.11
     Subaccount                     2014      0.72         0.30 - 2.65         8.73 - 11.32
                                    2013      0.84         0.30 - 2.65        27.53 - 30.56
                                    2012      1.10         0.30 - 2.65        13.09 - 15.79
                                    2011      0.77         0.30 - 2.70      (5.31) - (3.06)

  Fidelity VIP Dynamic              2015      0.55         0.30 - 2.50        (1.47) - 0.72
     Capital Appreciation           2014      0.20         0.30 - 2.50         7.93 - 10.33
     Subaccount                     2013      0.12         0.30 - 2.50        34.84 - 37.84
                                    2012      0.53         0.30 - 2.50        19.22 - 21.88
                                    2011        --         0.30 - 2.50      (5.15) - (3.02)

  Fidelity VIP Equity-Income        2015      3.07         0.30 - 1.90      (6.04) - (4.25)
     Subaccount                     2014      2.77         0.30 - 1.90          6.44 - 8.39
                                    2013      2.47         0.30 - 1.90        25.42 - 27.76
                                    2012      3.06         0.30 - 1.90        14.84 - 16.95
                                    2011      2.43         0.30 - 1.90        (1.18) - 0.67

  Fidelity VIP Freedom 2020         2015      2.21         0.90 - 1.15      (4.96) - (4.81)
     Subaccount
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2015      4.15         0.80 - 1.15      (5.34) - (5.12)
     Subaccount
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2015      9.73         0.30 - 1.15      (5.97) - (5.43)
     Subaccount
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2015      3.45         0.90 - 1.15      (6.19) - (6.04)
     Subaccount
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2015      3.42         0.90 - 1.15      (6.24) - (6.09)
     Subaccount
     (Commenced 5/1/2015)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  Fidelity VIP FundsManager      2015    43,562,575  12.19 - 13.70     537,008,428
     60% Subaccount              2014     3,719,213          12.62      46,949,186
     (Commenced 11/17/2014)

  Fidelity VIP Government Money  2015        54,077   9.99 - 10.42         540,145
     Market Subaccount
     (Commenced 11/17/2014 and
     began transactions in 2015)

  Fidelity VIP High Income       2015     6,309,633    1.68 - 2.97      18,631,012
     Subaccount                  2014     7,082,915    1.77 - 3.12      21,901,589
                                 2013     7,872,590    1.77 - 3.12      24,369,719
                                 2012     8,865,709    1.69 - 2.98      26,193,581
                                 2011     9,899,875    1.50 - 2.64      25,924,805

  Fidelity VIP Mid Cap           2015    78,497,047    1.80 - 3.55     246,200,236
     Subaccount                  2014    88,269,188    1.87 - 3.67     284,320,518
                                 2013   101,839,154    1.80 - 3.51     312,221,233
                                 2012   114,724,500    1.36 - 2.62     262,317,915
                                 2011   131,855,567    1.20 - 2.32     267,439,944

  FTVIPT Franklin Income VIP     2015    11,175,992    1.34 - 5.68      21,261,003
     Subaccount                  2014    13,052,798    1.47 - 6.20      28,076,571
                                 2013    17,033,712    1.45 - 6.01      36,879,662
                                 2012    20,017,657    1.30 - 5.35      38,617,121
                                 2011    22,928,793    1.18 - 4.81      38,466,998

  FTVIPT Franklin Mutual         2015     9,109,098    1.68 - 1.91      16,047,671
     Shares VIP Subaccount       2014    11,130,280    1.80 - 2.04      20,922,139
                                 2013    14,194,716    1.71 - 1.93      25,274,641
                                 2012    18,783,084    1.36 - 1.52      26,504,729
                                 2011    26,399,650    1.22 - 1.35      33,103,285

  FTVIPT Franklin Rising         2015     7,513,466    1.56 - 2.20      15,073,297
     Dividends VIP Subaccount    2014     9,499,985    1.45 - 2.32      20,296,254
                                 2013    12,034,304    1.59 - 2.16      24,118,817
                                 2012    12,855,504    1.26 - 1.69      20,237,493
                                 2011    15,551,161    1.14 - 1.54      22,145,063

  FTVIPT Franklin Small-Mid      2015    13,151,027    1.38 - 2.56      26,005,031
     Cap Growth VIP Subaccount   2014    15,338,031    1.45 - 2.67      31,983,347
                                 2013    18,344,786    1.37 - 2.53      36,768,267
                                 2012    21,757,192    1.01 - 1.87      32,196,686
                                 2011    25,729,063    0.93 - 1.71      34,957,797

  FTVIPT Templeton Developing    2015     9,114,020    1.28 - 2.14      13,806,146
     Markets VIP Subaccount      2014    10,086,656    1.62 - 2.70      19,231,372
                                 2013    11,016,768    1.80 - 2.99      23,212,625
                                 2012    12,276,465    1.85 - 3.06      26,436,064
                                 2011    13,337,044    1.67 - 2.74      25,681,955

  FTVIPT Templeton Foreign       2015    37,823,632    1.09 - 2.01      58,736,117
     VIP Subaccount              2014    42,645,501    1.20 - 2.19      72,158,890
                                 2013    49,602,475    1.39 - 2.50      96,258,675
                                 2012    59,299,810    1.16 - 2.07      95,361,211
                                 2011    69,167,489    1.01 - 1.78      95,843,960

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Fidelity VIP FundsManager      2015      1.75         0.70 - 2.10       (1.68) - (0.29)
     60% Subaccount              2014      2.66                1.85                  0.55
     (Commenced 11/17/2014)

  Fidelity VIP Government Money  2015      0.01         1.85 - 2.10       (2.07) - (1.82)
     Market Subaccount
     (Commenced 11/17/2014 and
     began transactions in 2015)

  Fidelity VIP High Income       2015      6.30         0.95 - 1.30       (4.87) - (4.54)
     Subaccount                  2014      5.49         0.95 - 1.30         (0.15) - 0.20
                                 2013      5.60         0.95 - 1.30           4.58 - 4.95
                                 2012      5.59         0.60 - 1.30         12.75 - 13.54
                                 2011      6.54         0.60 - 1.30           2.66 - 3.40

  Fidelity VIP Mid Cap           2015      0.24         0.30 - 2.65       (4.20) - (1.92)
     Subaccount                  2014      0.02         0.30 - 2.65           3.26 - 5.71
                                 2013      0.27         0.30 - 2.65         32.32 - 35.46
                                 2012      0.37         0.30 - 2.65         11.55 - 14.22
                                 2011      0.02         0.30 - 2.70     (13.21) - (11.08)

  FTVIPT Franklin Income VIP     2015      4.61         1.30 - 2.55       (9.40) - (8.25)
     Subaccount                  2014      5.23         1.30 - 2.60           1.93 - 3.26
                                 2013      6.44         1.30 - 2.60         11.02 - 12.47
                                 2012      6.43         1.30 - 2.60          9.75 - 11.19
                                 2011      5.99         1.30 - 2.70         (0.34) - 1.02

  FTVIPT Franklin Mutual         2015      2.97         1.40 - 1.90       (6.73) - (6.26)
     Shares VIP Subaccount       2014      1.94         1.40 - 1.90           5.11 - 5.63
                                 2013      2.04         1.40 - 1.90         25.85 - 26.48
                                 2012      1.96         1.40 - 1.90         12.08 - 12.65
                                 2011      2.15         1.40 - 1.90       (2.96) - (2.45)

  FTVIPT Franklin Rising         2015      1.41         1.50 - 2.70       (6.22) - (5.08)
     Dividends VIP Subaccount    2014      1.34         1.50 - 3.05           5.46 - 7.10
                                 2013      1.56         1.50 - 2.65         26.30 - 27.76
                                 2012      1.62         1.50 - 2.65          9.02 - 10.29
                                 2011      1.52         1.50 - 2.65           3.20 - 4.38

  FTVIPT Franklin Small-Mid      2015        --         1.25 - 2.75       (5.30) - (3.87)
     Cap Growth VIP Subaccount   2014        --         1.25 - 2.75           4.56 - 6.14
                                 2013        --         1.25 - 2.75         34.41 - 36.44
                                 2012        --         1.25 - 2.75           7.83 - 9.47
                                 2011        --         1.25 - 2.75       (7.35) - (5.96)

  FTVIPT Templeton Developing    2015      2.04         0.30 - 1.80     (21.04) - (19.84)
     Markets VIP Subaccount      2014      1.48         0.30 - 1.80      (10.03) - (8.67)
                                 2013      1.98         0.30 - 1.80       (2.69) - (1.22)
                                 2012      1.40         0.30 - 1.80         11.13 - 12.82
                                 2011      0.98         0.30 - 1.80     (17.32) - (16.11)

  FTVIPT Templeton Foreign       2015      3.24         0.30 - 2.70       (8.99) - (6.77)
     VIP Subaccount              2014      1.87         0.30 - 2.70     (13.50) - (11.40)
                                 2013      2.37         0.30 - 2.70         19.70 - 22.60
                                 2012      3.01         0.30 - 2.70         15.07 - 17.88
                                 2011      1.72         0.30 - 2.70     (13.04) - (10.86)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------  --------------------------------------------------
                                                    UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                         UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  -------------  --------------  -------------  ----------------  -----------------
  Invesco V.I. Comstock        2015     3,897,706    0.98 - 2.07       5,511,939      1.92         1.40 - 2.60       (8.40) - (7.29)
     Subaccount                2014     4,455,900    1.06 - 2.24       6,878,913      1.26         1.40 - 2.60           6.58 - 7.87
     (Commenced 5/2/2011)      2013     5,818,437    0.98 - 2.07       8,281,585      1.58         1.40 - 2.60         32.49 - 34.08
                               2012     7,161,636    0.73 - 1.55       7,826,903      1.69         1.40 - 2.60         16.16 - 17.57
                               2011     8,566,782    0.63 - 1.32       8,042,543        --         1.40 - 2.60      (11.45) - (3.30)

  Invesco V.I. Diversified     2015       764,684    1.46 - 1.83       1,284,340      1.43         1.60 - 2.50         (0.70) - 0.20
     Dividend Subaccount       2014       832,783    1.47 - 1.82       1,404,784      1.51         1.60 - 2.50          9.76 - 10.75
                               2013       983,199    1.33 - 1.64       1,508,707      1.98         1.60 - 2.50         27.54 - 28.69
                               2012     1,166,210    1.04 - 1.28       1,404,646      1.77         1.60 - 2.50         15.43 - 16.48
                               2011     1,477,262    0.91 - 1.10       1,552,411      1.48         1.60 - 2.50       (2.58) - (1.70)

  Invesco V.I. Equity and      2015    25,216,381    2.00 - 2.13      52,124,645      2.21         1.40 - 1.90       (4.42) - (3.94)
     Income Subaccount         2014    30,474,326    2.09 - 2.22      65,679,718      1.51         1.40 - 1.90           6.72 - 7.25
                               2013    38,518,228    1.96 - 2.07      77,591,291      1.45         1.40 - 1.90         22.54 - 23.15
                               2012    49,170,292    1.60 - 1.68      80,615,587      1.68         1.40 - 1.90         10.26 - 10.82
                               2011    70,089,823    1.45 - 1.52     103,925,502      1.86         1.40 - 1.90       (3.14) - (2.70)

  Invesco V.I. Government      2015     7,219,285    1.02 - 1.57       8,782,732      1.94         1.40 - 2.60       (2.51) - (1.05)
     Securities Subaccount     2014     8,543,666    1.05 - 1.58      10,593,179      2.85         1.40 - 2.60           1.22 - 2.69
     (Commenced 5/2/2011)      2013    10,276,593    1.03 - 1.54      12,461,122      3.16         1.40 - 2.60       (5.35) - (3.98)
                               2012    13,042,147    1.09 - 1.60      16,856,929      2.85         1.40 - 2.60         (0.42) - 1.04
                               2011    16,254,323    1.10 - 1.59      20,877,260        --         1.40 - 2.60           4.79 - 5.87

  Invesco V.I. Managed         2015       572,546    1.69 - 2.53       1,350,241      1.36         1.55 - 2.65       (4.71) - (3.66)
     Volatility Subaccount     2014       663,209    1.78 - 2.62       1,632,992      2.80         1.55 - 2.65         17.42 - 18.71
                               2013       918,646    1.51 - 2.21       1,919,717      3.02         1.55 - 2.65           7.86 - 9.05
                               2012     1,026,009    1.40 - 2.03       1,966,140      3.17         1.55 - 2.65           0.88 - 2.00
                               2011     1,250,696    1.39 - 1.99       2,366,759      3.25         1.55 - 2.65         13.43 - 14.67

  Invesco V.I. S&P 500 Index   2015     1,204,868    1.57 - 2.00       2,194,793      1.50         1.55 - 2.60       (1.81) - (0.77)
     Subaccount                2014     1,281,929    1.59 - 2.02       2,376,295      1.57         1.55 - 2.60         10.06 - 11.22
                               2013     1,651,321    1.44 - 1.82       2,775,395      1.79         1.55 - 2.60         28.18 - 29.53
                               2012     2,132,423    1.12 - 1.40       2,789,479      1.71         1.55 - 2.60         12.54 - 13.73
                               2011     2,706,272    0.99 - 1.23       3,145,074      1.76         1.55 - 2.60         (1.05) - 0.00

  Janus Aspen Enterprise       2015     7,987,829    1.00 - 3.56      12,285,705      0.51         0.30 - 2.60           1.10 - 3.46
     Subaccount                2014     9,230,937    0.98 - 3.49      13,633,114      0.03         0.30 - 2.60          9.36 - 11.91
                               2013    10,596,566    0.89 - 3.17      14,258,782      0.36         0.30 - 2.60         28.65 - 31.64
                               2012    13,439,690    0.69 - 2.44      13,564,824        --         0.30 - 2.60         13.97 - 16.64
                               2011    15,657,254    0.60 - 2.13      13,553,349        --         0.30 - 2.60       (4.17) - (1.97)

  Janus Aspen Global Research  2015       539,820    1.10 - 1.77         803,814      0.53         0.30 - 1.30       (3.79) - (2.82)
     Subaccount                2014       634,971    1.15 - 1.83         964,819      0.94         0.30 - 1.30           5.80 - 6.86
                               2013       798,297    1.08 - 1.71       1,151,374      1.09         0.30 - 1.30         26.42 - 27.69
                               2012       821,059    0.86 - 1.34         920,807      0.79         0.30 - 1.30         18.30 - 19.50
                               2011       865,137    0.72 - 1.12         797,166      0.47         0.30 - 1.30     (15.12) - (14.24)

  Janus Aspen Overseas         2015    23,066,962    1.00 - 2.37      33,941,265      0.51         1.25 - 2.50      (11.06) - (9.94)
     Subaccount                2014    25,235,388    1.12 - 2.66      41,260,094      2.99         1.25 - 2.50     (14.27) - (13.19)
                               2013    28,081,395    1.30 - 3.09      53,057,257      3.06         1.25 - 2.50         11.46 - 12.86
                               2012    32,661,250    1.16 - 2.77      54,579,707      0.61         1.25 - 2.50         10.37 - 11.77
                               2011    35,812,624    1.04 - 2.50      53,633,655      0.38         1.25 - 2.50     (34.01) - (33.19)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                         -------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                             UNITS      HIGHEST ($)     ASSETS ($)
                                         ------------  -------------  --------------
  LMPVET ClearBridge Variable      2015   167,403,724    1.86 - 3.14     368,227,608
     Aggressive Growth Subaccount  2014   192,876,953    1.92 - 3.26     439,598,703
                                   2013   230,124,058    1.62 - 2.75     443,416,713
                                   2012   276,489,134    1.11 - 1.86     366,326,724
                                   2011   346,829,648    0.95 - 1.60     392,842,683

  LMPVET ClearBridge Variable      2015   123,885,127    1.72 - 2.69     259,099,416
     Appreciation Subaccount       2014   144,399,729    1.74 - 2.69     301,511,929
                                   2013   171,514,828    1.61 - 2.45     327,510,422
                                   2012   209,159,554    0.79 - 1.91     312,282,413
                                   2011   264,460,402    1.13 - 1.67     345,221,069

  LMPVET ClearBridge Variable      2015    54,421,552    1.31 - 2.23      91,048,394
     Dividend Strategy Subaccount  2014    63,992,104    1.01 - 2.37     114,208,205
                                   2013    78,389,764    1.28 - 2.13     125,813,040
                                   2012    94,929,719    1.04 - 1.74     123,812,547
                                   2011   116,486,691    0.93 - 1.56     135,638,200

  LMPVET ClearBridge Variable      2015    42,889,895    1.74 - 3.30      94,894,567
     Large Cap Growth Subaccount   2014    49,849,619    1.61 - 3.02     101,931,592
                                   2013    59,527,149    1.44 - 2.67     108,269,810
                                   2012    72,914,920    1.07 - 1.95      98,033,854
                                   2011    87,976,409    0.90 - 1.63      99,836,845

  LMPVET ClearBridge Variable      2015    57,721,574    1.60 - 3.05     114,052,269
     Large Cap Value Subaccount    2014    66,183,724    1.59 - 3.15     136,570,924
                                   2013    76,780,219    1.46 - 2.84     143,905,517
                                   2012    91,023,321    1.14 - 2.16     131,281,736
                                   2011   106,825,703    1.00 - 1.86     134,081,143

  LMPVET ClearBridge Variable      2015    13,634,362    2.01 - 2.90      33,367,358
     Mid Cap Core Subaccount       2014    15,892,449    2.02 - 2.87      38,689,450
                                   2013    18,761,175    1.92 - 2.69      42,887,469
                                   2012    22,961,433    1.41 - 1.99      38,808,174
                                   2011    29,141,332    1.22 - 1.71      42,401,069

  LMPVET ClearBridge Variable      2015    19,565,583    1.86 - 3.52      48,622,214
     Small Cap Growth Subaccount   2014    22,972,604    1.99 - 3.75      60,699,074
                                   2013    28,785,296    1.96 - 3.67      74,135,000
                                   2012    31,622,684    1.36 - 2.54      56,626,804
                                   2011    38,530,720    1.17 - 2.17      59,480,568

  LMPVET QS Legg Mason             2015    26,949,264    1.62 - 2.25      48,860,860
     Variable Conservative         2014    31,787,275    1.67 - 2.30      59,118,500
     Growth Subaccount             2013    37,872,131    1.62 - 2.22      67,949,518
                                   2012    44,938,353    1.43 - 1.95      70,946,364
                                   2011    54,802,370    1.29 - 1.74      77,471,705

  LMPVET QS Legg Mason             2015    13,074,765    1.51 - 2.05      21,126,287
     Variable Growth Subaccount    2014    14,489,682    1.57 - 2.12      24,272,556
                                   2013    16,420,256    1.53 - 2.05      26,611,146
                                   2012    19,365,531    1.23 - 1.64      25,137,447
                                   2011    24,183,514    1.08 - 1.43      27,425,036

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  LMPVET ClearBridge Variable      2015      0.33         0.30 - 2.60      (4.46) - (2.03)
     Aggressive Growth Subaccount  2014      0.16         0.30 - 2.65        16.94 - 20.03
                                   2013      0.25         0.30 - 2.65        43.52 - 47.34
                                   2012      0.38         0.30 - 2.65        15.34 - 18.37
                                   2011      0.17         0.30 - 2.70        (0.52) - 2.14

  LMPVET ClearBridge Variable      2015      1.14         0.30 - 2.70        (1.11) - 1.30
     Appreciation Subaccount       2014      1.11         0.30 - 2.70         8.04 - 10.66
                                   2013      1.15         0.30 - 2.70        26.54 - 29.61
                                   2012      1.49         0.30 - 2.70         0.00 - 15.60
                                   2011      1.44         0.60 - 2.70        (0.18) - 2.06

  LMPVET ClearBridge Variable      2015      1.61         0.30 - 2.75      (7.03) - (4.59)
     Dividend Strategy Subaccount  2014      1.98         0.30 - 2.75         8.44 - 13.27
                                   2013      1.50         0.30 - 2.70        22.34 - 25.56
                                   2012      2.70         0.30 - 2.70        11.02 - 13.86
                                   2011      3.20         0.30 - 2.70        (2.40) - 7.56

  LMPVET ClearBridge Variable      2015      0.46         0.30 - 2.70          6.87 - 9.46
     Large Cap Growth Subaccount   2014      0.50         0.30 - 2.70        10.95 - 13.65
                                   2013      0.49         0.30 - 2.70        34.19 - 37.44
                                   2012      0.65         0.30 - 2.70        17.13 - 19.99
                                   2011      0.42         0.30 - 2.70      (3.33) - (0.98)

  LMPVET ClearBridge Variable      2015      1.40         0.30 - 2.60      (5.36) - (3.16)
     Large Cap Value Subaccount    2014      1.73         0.30 - 2.70         8.73 - 11.37
                                   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                   2012      2.19         0.30 - 2.70        13.39 - 16.15
                                   2011      2.13         0.30 - 2.70          2.14 - 4.63

  LMPVET ClearBridge Variable      2015      0.06         1.30 - 2.70        (0.42) - 0.98
     Mid Cap Core Subaccount       2014      0.27         1.30 - 2.70          5.24 - 6.72
                                   2013      0.13         1.30 - 2.70        33.71 - 35.59
                                   2012      0.81         1.30 - 2.70        14.74 - 16.37
                                   2011        --         1.30 - 2.70      (6.52) - (5.18)

  LMPVET ClearBridge Variable      2015        --         0.30 - 2.60      (6.83) - (4.66)
     Small Cap Growth Subaccount   2014        --         0.30 - 2.60          1.41 - 3.77
                                   2013      0.05         0.30 - 2.60        43.28 - 46.61
                                   2012      0.33         0.30 - 2.60        16.35 - 19.07
                                   2011        --         0.30 - 2.60        (1.24) - 1.10

  LMPVET QS Legg Mason             2015      1.90         1.17 - 1.90      (3.05) - (2.33)
     Variable Conservative         2014      2.36         1.17 - 1.90          2.93 - 3.69
     Growth Subaccount             2013      1.96         1.17 - 1.90        13.16 - 13.99
                                   2012      2.54         1.17 - 1.90        10.96 - 11.77
                                   2011      2.37         1.17 - 1.90        (0.77) - 0.00

  LMPVET QS Legg Mason             2015      1.32         1.17 - 1.90      (4.07) - (3.37)
     Variable Growth Subaccount    2014      1.71         1.17 - 1.90          2.72 - 3.47
                                   2013      1.60         1.17 - 1.90        24.12 - 25.03
                                   2012      1.69         1.17 - 1.90        13.70 - 14.53
                                   2011      1.40         1.17 - 1.90      (4.07) - (3.43)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       -------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                           UNITS       HIGHEST ($)    ASSETS ($)
                                       ------------  -------------  --------------
  LMPVET QS Legg Mason           2015    18,733,090    1.56 - 2.04      30,991,123
     Variable Moderate Growth    2014    21,841,591    1.62 - 2.10      37,227,976
     Subaccount                  2013    25,062,174    1.57 - 2.02      41,240,143
                                 2012    29,657,743    1.31 - 1.68      40,633,478
                                 2011    35,895,323    1.17 - 1.48      43,491,060

  LMPVIT Western Asset Core      2015    32,101,360    1.62 - 2.92      66,305,234
     Plus Subaccount             2014    37,890,107    1.61 - 2.92      78,692,683
                                 2013    44,750,902    1.65 - 2.96      94,954,012
                                 2012    54,128,179    1.54 - 2.75     106,932,282
                                 2011    66,903,303    1.33 - 2.36     113,968,018

  LMPVIT Western Asset           2015     3,405,003    1.28 - 2.17       5,805,010
     Variable Global High Yield  2014     4,116,947    1.40 - 2.34       7,593,996
     Bond Subaccount             2013     4,982,108    1.45 - 2.40       9,465,032
                                 2012     5,919,632    1.40 - 2.29      10,968,395
                                 2011     7,281,992    1.21 - 1.96      11,544,768

  MIST American Funds            2015     3,593,345    1.29 - 1.39       4,828,342
     Balanced Allocation         2014     3,198,147    1.32 - 1.41       4,360,096
     Subaccount                  2013     2,980,777    1.26 - 1.33       3,871,348
                                 2012     2,190,157    1.07 - 1.13       2,431,852
                                 2011     1,843,499    0.96 - 0.99       1,813,962

  MIST American Funds Growth     2015     2,633,410    1.29 - 1.40       3,549,784
     Allocation Subaccount       2014     2,717,215    1.32 - 1.41       3,718,850
                                 2013     2,729,186    1.26 - 1.33       3,542,062
                                 2012     1,922,890    1.02 - 1.07       2,020,923
                                 2011     1,580,396    0.89 - 0.92       1,437,020

  MIST American Funds            2015     2,284,599    1.27 - 1.37       2,991,070
     Moderate Allocation         2014     2,152,245    1.29 - 1.38       2,864,383
     Subaccount                  2013     2,143,767    1.23 - 1.30       2,718,823
                                 2012     1,804,687    1.10 - 1.15       2,034,082
                                 2011     1,316,789    1.01 - 1.04       1,349,864

  MIST BlackRock High Yield      2015    30,089,681    1.33 - 9.34      82,643,530
     Subaccount                  2014    36,693,530    1.42 - 9.81     104,638,887
                                 2013    45,512,194    1.41 - 9.60     123,385,092
                                 2012    53,791,302    1.33 - 8.84     132,794,550
                                 2011    62,492,572    1.17 - 7.66     132,699,654

  MIST Clarion Global Real       2015    50,678,041    1.04 - 2.90      65,557,139
     Estate Subaccount           2014    58,479,092    1.08 - 2.98      77,846,976
                                 2013    60,592,799    0.98 - 2.67      69,115,555
                                 2012    68,080,621    0.97 - 2.62      76,052,564
                                 2011    77,408,843    0.79 - 2.11      69,888,004

  MIST ClearBridge Aggressive    2015    74,168,853   1.05 - 12.22     526,677,455
     Growth Subaccount           2014    83,295,458   1.12 - 12.86     614,674,474
                                 2013     5,674,029    0.97 - 1.49       5,944,351
                                 2012     4,186,645    0.68 - 2.10       3,075,258
                                 2011     4,640,959    0.59 - 0.87       2,996,585

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET QS Legg Mason           2015      1.66         1.17 - 1.90      (3.64) - (2.93)
     Variable Moderate Growth    2014      1.84         1.17 - 1.90          2.93 - 3.69
     Subaccount                  2013      1.51         1.17 - 1.90        19.53 - 20.40
                                 2012      2.31         1.17 - 1.90        12.43 - 13.26
                                 2011      1.81         1.17 - 1.90      (2.42) - (1.79)

  LMPVIT Western Asset Core      2015      1.44         0.30 - 2.60        (1.40) - 0.89
     Plus Subaccount             2014      6.77         0.30 - 2.60      (2.89) - (0.63)
                                 2013      6.79         0.30 - 2.60          6.41 - 8.88
                                 2012      7.85         0.30 - 2.60        14.84 - 17.52
                                 2011      7.96         0.30 - 2.70        (0.29) - 2.07

  LMPVIT Western Asset           2015      5.63         1.40 - 2.60      (8.26) - (7.15)
     Variable Global High Yield  2014      6.42         1.40 - 2.60      (3.69) - (2.53)
     Bond Subaccount             2013      5.42         1.40 - 2.60          3.54 - 4.79
                                 2012      6.91         1.40 - 2.60        15.28 - 16.67
                                 2011      7.29         1.40 - 2.60        (0.90) - 0.31

  MIST American Funds            2015      1.31         0.30 - 1.30      (1.99) - (1.00)
     Balanced Allocation         2014      1.26         0.30 - 1.30          4.68 - 5.73
     Subaccount                  2013      1.30         0.30 - 1.30        17.00 - 18.18
                                 2012      1.61         0.30 - 1.30        12.06 - 13.19
                                 2011      1.36         0.30 - 1.30      (3.33) - (2.36)

  MIST American Funds Growth     2015      1.33         0.30 - 1.30      (2.04) - (1.05)
     Allocation Subaccount       2014      1.03         0.30 - 1.30          5.01 - 6.07
                                 2013      0.97         0.30 - 1.30        23.49 - 24.73
                                 2012      1.18         0.30 - 1.30        14.65 - 15.81
                                 2011      1.16         0.30 - 1.30      (6.04) - (4.95)

  MIST American Funds            2015      1.52         0.30 - 1.30      (2.01) - (1.02)
     Moderate Allocation         2014      1.48         0.30 - 1.30          4.72 - 5.78
     Subaccount                  2013      1.68         0.30 - 1.30        12.05 - 13.18
                                 2012      1.88         0.30 - 1.30         9.40 - 10.51
                                 2011      1.52         0.30 - 1.30      (1.08) - (0.10)

  MIST BlackRock High Yield      2015      7.95         0.19 - 2.75      (6.65) - (3.92)
     Subaccount                  2014      6.24         0.19 - 2.75          0.49 - 3.21
                                 2013      6.90         0.19 - 2.75          6.37 - 9.56
                                 2012      7.22         0.19 - 2.75        13.37 - 16.57
                                 2011      6.91         0.19 - 2.75        (0.43) - 2.32

  MIST Clarion Global Real       2015      4.00         0.30 - 2.65      (3.93) - (1.52)
     Estate Subaccount           2014      1.65         0.30 - 2.65         5.92 - 13.33
                                 2013      7.21         0.30 - 2.65          0.89 - 3.45
                                 2012      2.30         0.30 - 2.65        22.74 - 25.92
                                 2011      4.13         0.30 - 2.65      (8.05) - (5.57)

  MIST ClearBridge Aggressive    2015      0.42         0.30 - 2.60      (6.47) - (4.10)
     Growth Subaccount           2014        --         0.30 - 2.60        11.76 - 18.64
                                 2013      0.21         0.30 - 2.60        42.03 - 45.33
                                 2012      0.02         0.00 - 2.60        15.58 - 18.64
                                 2011        --         0.30 - 2.60       (10.09) - 3.32

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                      -------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                          UNITS      HIGHEST ($)     ASSETS ($)
                                      ------------  -------------  --------------
  MIST Harris Oakmark           2015    31,636,054    1.36 - 2.48      58,322,409
     International Subaccount   2014    34,506,428    1.45 - 2.63      67,655,904
                                2013    39,139,950    1.56 - 2.84      83,400,611
                                2012    42,865,772    1.21 - 2.40      70,442,950
                                2011    49,035,319    0.95 - 1.85      63,201,065

  MIST Invesco Comstock         2015    97,875,599    1.33 - 2.47     184,751,261
     Subaccount                 2014   114,273,627    1.45 - 2.65     233,561,068
                                2013    84,372,068    1.36 - 2.43     159,177,699
                                2012   105,506,703    1.03 - 1.81     150,180,851
                                2011   137,929,311    0.90 - 1.54     168,446,892

  MIST Invesco Mid Cap Value    2015    27,773,801    1.17 - 2.52      39,601,373
     Subaccount                 2014    33,040,249    1.32 - 2.82      52,410,952
                                2013    41,645,975    1.24 - 2.61      61,479,507
                                2012    49,340,187    0.98 - 2.04      57,094,364
                                2011    48,643,274    0.88 - 1.30      45,537,282

  MIST Invesco Small Cap        2015     5,777,662    1.74 - 3.18      13,547,388
     Growth Subaccount          2014     5,841,705    1.81 - 3.29      14,198,348
                                2013     6,603,009    1.71 - 3.09      15,149,420
                                2012     6,837,358    1.25 - 2.24      11,541,386
                                2011     8,619,870    1.08 - 1.92      12,577,822

  MIST JPMorgan Small Cap       2015     5,524,272    1.47 - 1.93       9,963,889
     Value Subaccount           2014     6,763,553    1.60 - 2.11      13,340,006
                                2013     7,275,439    1.55 - 2.04      13,918,317
                                2012     8,174,785    1.18 - 1.88      11,901,829
                                2011     9,341,233    1.03 - 1.62      11,958,752

  MIST Loomis Sayles Global     2015    19,556,931    2.39 - 7.00     135,115,612
     Markets Subaccount         2014    21,660,824    2.39 - 6.99     149,334,905
                                2013    23,910,152    2.24 - 6.82     160,979,990
                                2012    26,809,216    1.94 - 5.88     155,638,699
                                2011    30,124,440    1.69 - 5.08     150,849,568

  MIST Lord Abbett Bond         2015    15,939,776    1.63 - 2.84      33,335,672
     Debenture Subaccount       2014    18,996,464    1.70 - 2.91      41,083,550
                                2013    21,694,542    1.66 - 2.79      45,642,592
                                2012    26,255,396    1.57 - 2.59      52,064,863
                                2011    32,502,638    1.40 - 2.30      57,917,544

  MIST Met/Eaton Vance          2015     3,452,793    1.01 - 1.06       3,637,330
     Floating Rate Subaccount   2014     3,823,833    1.05 - 1.09       4,142,616
                                2013     4,616,505    1.07 - 1.10       5,050,875
                                2012     2,309,179    1.05 - 1.08       2,477,277
                                2011     1,214,850    1.01 - 1.02       1,239,402

  MIST MetLife Asset            2015    43,198,777    1.16 - 2.13      59,108,391
     Allocation 100 Subaccount  2014    45,212,729    1.02 - 2.22      63,831,385
     (Commenced 5/2/2011)       2013    49,145,768    1.17 - 2.17      66,836,972
                                2012    51,476,410    0.93 - 1.72      54,584,808
                                2011    54,062,263    0.81 - 1.51      49,596,505

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Harris Oakmark           2015      3.22         0.30 - 2.60       (6.77) - (4.60)
     International Subaccount   2014      2.63         0.30 - 2.70       (8.04) - (5.81)
                                2013      2.71         0.30 - 2.70         27.32 - 30.41
                                2012      1.85         0.00 - 2.70         26.01 - 29.47
                                2011      0.03         0.00 - 2.70     (16.26) - (14.01)

  MIST Invesco Comstock         2015      2.89         0.30 - 2.75       (8.52) - (6.25)
     Subaccount                 2014      0.67         0.30 - 2.75           6.01 - 8.98
                                2013      1.13         0.30 - 2.75         31.72 - 34.99
                                2012      1.34         0.30 - 2.75         15.29 - 18.16
                                2011      1.19         0.30 - 2.75       (4.15) - (1.73)

  MIST Invesco Mid Cap Value    2015      0.52         0.30 - 2.70      (11.41) - (9.25)
     Subaccount                 2014      0.55         0.30 - 2.70           6.72 - 9.31
                                2013      0.78         0.30 - 2.70         26.84 - 29.91
                                2012      0.35         0.30 - 2.70          1.60 - 14.35
                                2011      0.55         0.30 - 2.70       (6.21) - (4.00)

  MIST Invesco Small Cap        2015      0.12         0.30 - 2.60       (4.23) - (1.72)
     Growth Subaccount          2014        --         0.30 - 2.60           5.14 - 7.86
                                2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15
                                2011        --         0.30 - 2.70       (3.66) - (1.17)

  MIST JPMorgan Small Cap       2015      1.39         0.30 - 2.60       (9.63) - (7.53)
     Value Subaccount           2014      1.09         0.30 - 2.60           1.97 - 4.34
                                2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66
                                2011      1.79         0.00 - 2.70     (12.47) - (10.14)

  MIST Loomis Sayles Global     2015      1.82         0.60 - 1.30           0.16 - 0.86
     Markets Subaccount         2014      2.32         0.60 - 1.30           2.41 - 3.13
                                2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53
                                2011      2.53         0.60 - 1.65       (2.88) - (1.85)

  MIST Lord Abbett Bond         2015      5.64         0.30 - 2.50       (4.30) - (2.17)
     Debenture Subaccount       2014      5.75         0.30 - 2.50           2.53 - 4.81
                                2013      7.02         0.30 - 2.50           5.50 - 7.84
                                2012      7.58         0.30 - 2.50         10.38 - 12.85
                                2011      6.33         0.30 - 2.65           2.07 - 4.56

  MIST Met/Eaton Vance          2015      3.55         1.70 - 2.60       (3.38) - (2.51)
     Floating Rate Subaccount   2014      3.52         1.70 - 2.60       (1.85) - (0.96)
                                2013      4.00         1.70 - 2.60           1.17 - 2.09
                                2012      2.13         1.70 - 2.60           4.56 - 5.51
                                2011      1.64         1.70 - 2.60         (0.59) - 0.29

  MIST MetLife Asset            2015      1.28         0.30 - 2.45       (4.38) - (2.30)
     Allocation 100 Subaccount  2014      0.72         0.30 - 2.50           0.61 - 4.25
     (Commenced 5/2/2011)       2013      0.75         0.30 - 2.55         26.25 - 29.12
                                2012      0.64         0.30 - 2.55         13.79 - 16.39
                                2011        --         0.30 - 2.55     (15.03) - (13.69)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                      -------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                          UNITS      HIGHEST ($)     ASSETS ($)
                                      ------------  -------------  --------------
  MIST MetLife Multi-Index      2015         2,641  11.94 - 12.15          31,905
     Targeted Risk Subaccount   2014         1,008  12.23 - 12.38          12,424
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2015    54,080,595    1.13 - 3.15      97,811,772
     Value Subaccount           2014    63,208,688    1.23 - 3.38     120,747,347
                                2013    74,099,811    1.24 - 3.37     139,708,195
                                2012    87,597,110    0.96 - 2.58     124,998,359
                                2011   102,729,374    0.84 - 2.22     125,154,359

  MIST MFS Emerging Markets     2015    20,803,894    0.99 - 2.74      40,103,316
     Equity Subaccount          2014    23,705,249    1.18 - 3.19      53,420,816
                                2013    23,618,677    1.30 - 3.42      58,259,362
                                2012    27,471,452    1.41 - 3.61      72,730,901
                                2011    32,814,639    1.22 - 3.09      74,236,005

  MIST MFS Research             2015    41,917,165    1.12 - 2.04      63,005,452
     International Subaccount   2014    46,101,233    1.17 - 2.11      72,277,215
                                2013    53,996,698    1.29 - 2.31      92,815,172
                                2012    64,389,120    1.11 - 1.98      94,306,211
                                2011    77,589,499    0.98 - 1.72      99,020,711

  MIST Morgan Stanley Mid Cap   2015     5,073,086    1.21 - 3.32       9,645,446
     Growth Subaccount          2014     5,743,592    1.29 - 3.55      11,736,546
                                2013     6,809,955    1.30 - 3.58      14,243,583
                                2012     8,161,498    0.95 - 2.62      12,071,251
                                2011     9,246,133    0.89 - 2.43      12,904,996

  MIST Oppenheimer Global       2015   223,372,532    1.16 - 2.48     323,609,477
     Equity Subaccount          2014   249,440,312    1.15 - 2.50     351,667,634
                                2013   284,367,464    1.15 - 2.49     395,783,735
                                2012   280,274,259    1.01 - 1.99     316,647,038
                                2011   319,487,588    0.85 - 1.68     301,581,617

  MIST PIMCO Inflation          2015    39,426,607    1.11 - 1.47      51,884,514
     Protected Bond Subaccount  2014    47,696,077    1.18 - 1.53      65,747,511
                                2013    56,428,155    1.18 - 1.50      76,820,088
                                2012    76,954,212    1.33 - 1.67     117,364,047
                                2011    81,257,553    1.25 - 1.55     115,644,635

  MIST PIMCO Total Return       2015   125,500,853    1.28 - 2.07     200,669,344
     Subaccount                 2014   150,568,606    1.32 - 2.09     243,988,067
                                2013   187,162,730    1.30 - 2.01     296,027,272
                                2012   230,205,457    1.36 - 2.07     377,907,353
                                2011   260,102,976    1.28 - 1.90     397,228,650

  MIST Pioneer Fund Subaccount  2015    22,363,882    1.24 - 2.85      48,672,718
                                2014    26,621,248    1.27 - 2.88      57,774,387
                                2013    31,467,249    1.16 - 2.63      62,232,308
                                2012    37,349,570    0.89 - 2.00      56,439,683
                                2011    43,521,716    0.83 - 1.83      60,273,626

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST MetLife Multi-Index      2015      1.72         0.60 - 1.15       (2.34) - (1.80)
     Targeted Risk Subaccount   2014        --         0.60 - 1.15           8.01 - 8.61
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2015      0.11         0.30 - 2.70       (7.93) - (5.69)
     Value Subaccount           2014      0.05         0.30 - 2.70         (0.99) - 1.41
                                2013      1.00         0.30 - 2.70         28.92 - 32.05
                                2012        --         0.30 - 2.70         14.83 - 17.63
                                2011      1.07         0.30 - 2.70      (16.37) - (9.27)

  MIST MFS Emerging Markets     2015      1.89         0.30 - 2.75     (16.15) - (13.92)
     Equity Subaccount          2014      0.84         0.30 - 2.75       (9.06) - (4.90)
                                2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74
                                2011      1.55         0.30 - 2.70     (20.90) - (18.66)

  MIST MFS Research             2015      2.74         0.30 - 2.65       (4.34) - (2.07)
     International Subaccount   2014      2.28         0.30 - 2.65       (9.38) - (7.23)
                                2013      2.61         0.30 - 2.65         16.14 - 18.90
                                2012      1.94         0.30 - 2.65         13.64 - 16.36
                                2011      1.25         0.30 - 2.65     (19.52) - (10.93)

  MIST Morgan Stanley Mid Cap   2015        --         0.30 - 2.60       (7.46) - (5.31)
     Growth Subaccount          2014      0.04         0.30 - 2.60         (1.58) - 0.71
                                2013      0.75         0.30 - 2.60         35.46 - 38.61
                                2012        --         0.30 - 2.60           6.46 - 8.95
                                2011      0.71         0.30 - 2.60       (9.32) - (7.19)

  MIST Oppenheimer Global       2015      1.11         0.30 - 2.70           1.17 - 3.62
     Equity Subaccount          2014      0.97         0.30 - 2.70         (0.58) - 1.84
                                2013      1.84         0.30 - 2.70         14.60 - 26.73
                                2012      1.59         0.30 - 2.70         17.93 - 20.81
                                2011      1.94         0.30 - 2.70      (10.84) - (8.68)

  MIST PIMCO Inflation          2015      5.06         0.30 - 2.75       (5.60) - (3.20)
     Protected Bond Subaccount  2014      1.82         0.30 - 2.75           0.25 - 2.87
                                2013      2.53         0.30 - 2.75      (11.60) - (9.25)
                                2012      3.19         0.00 - 2.75           6.32 - 9.33
                                2011      1.81         0.00 - 2.75          8.31 - 11.45

  MIST PIMCO Total Return       2015      5.27         0.30 - 2.75       (2.71) - (0.29)
     Subaccount                 2014      2.38         0.30 - 2.75           1.37 - 3.88
                                2013      4.35         0.30 - 2.75       (4.58) - (2.21)
                                2012      3.16         0.30 - 2.75           6.29 - 8.94
                                2011      2.63         0.30 - 2.75         (1.23) - 2.81

  MIST Pioneer Fund Subaccount  2015      1.19         0.30 - 2.65       (2.86) - (0.24)
                                2014      1.64         0.30 - 2.65          8.03 - 10.82
                                2013      3.25         0.30 - 2.65         29.24 - 32.68
                                2012      1.48         0.30 - 2.70          7.48 - 10.26
                                2011      0.93         0.30 - 2.65      (12.60) - (4.78)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST Pioneer Strategic        2015    66,121,703    1.33 - 3.04     121,943,499      5.13         0.30 - 2.85      (4.23) - (1.59)
     Income Subaccount          2014    80,447,155    1.38 - 3.12     152,052,573      5.12         0.30 - 2.85          1.51 - 4.27
                                2013    95,838,544    1.36 - 3.02     175,717,234      5.15         0.30 - 2.85        (1.44) - 1.24
                                2012   117,013,589    1.38 - 3.01     213,840,794      4.97         0.30 - 2.85         8.31 - 11.29
                                2011   134,759,531    1.28 - 2.72     224,047,122      4.80         0.30 - 2.85          0.55 - 3.36

  MIST Pyramis Managed Risk     2015         1,566  11.29 - 11.56          17,857      0.75         0.30 - 1.15      (2.38) - (1.55)
     Subaccount                 2014           992  11.62 - 11.74          11,539        --         0.30 - 0.90          7.67 - 8.32
     (Commenced 4/29/2013)      2013           127          10.80           1,369      0.85                0.80                 5.68

  MIST SSGA Growth and Income   2015    75,897,851           1.44     109,354,013      2.30                1.25               (3.18)
     ETF Subaccount             2014    82,493,632           1.49     122,762,323      2.26                1.25                 4.50
                                2013    90,079,084           1.42     128,281,207      2.51                1.25                11.53
                                2012    96,610,845           1.28     123,361,227      2.37                1.25                11.44
                                2011   102,294,878           1.15     117,213,928      1.76                1.25               (0.17)

  MIST SSGA Growth ETF          2015    98,530,509           1.41     139,366,676      2.01                1.25               (3.52)
     Subaccount                 2014   107,020,440           1.47     156,905,463      1.89                1.25                 4.07
                                2013   115,766,294           1.41     163,090,332      2.10                1.25                16.61
                                2012   123,165,362           1.21     148,804,069      1.94                1.25                13.60
                                2011   133,087,707           1.06     141,546,856      1.62                1.25               (3.27)

  MIST T. Rowe Price Large      2015   215,108,437    1.27 - 8.25     366,982,709      1.60         0.30 - 2.75      (6.15) - (3.77)
     Cap Value Subaccount       2014   246,029,179    1.35 - 7.43     443,370,558      0.47         0.30 - 2.75         8.25 - 12.94
                                2013    93,678,767    1.22 - 6.66     129,704,910      1.54         0.30 - 2.70        30.21 - 33.37
                                2012   109,882,316    0.94 - 5.81     116,086,753      1.45         0.30 - 2.70        14.82 - 17.62
                                2011   128,584,761    0.82 - 4.97     117,195,273      0.65         0.30 - 2.70      (6.61) - (4.26)

  MIST T. Rowe Price Mid Cap    2015       890,955    1.50 - 2.78       1,870,191        --         1.55 - 2.65          3.88 - 5.03
     Growth Subaccount          2014     1,048,455    1.44 - 2.65       2,094,286        --         1.55 - 2.65         9.83 - 11.04
                                2013     1,441,274    1.31 - 2.39       2,644,910      0.23         1.55 - 2.65        33.01 - 34.48
                                2012     2,028,845    0.99 - 1.77       2,812,261        --         1.55 - 2.65        10.69 - 11.93
                                2011     2,874,302    0.89 - 1.59       3,490,853        --         1.55 - 2.65      (4.25) - (3.18)

  MIST WMC Large Cap Research   2015    24,145,925    1.32 - 2.41      40,746,872      0.79         0.30 - 2.75          1.62 - 4.14
     Subaccount                 2014    28,125,928    1.29 - 2.34      46,264,418      0.82         0.30 - 2.75        10.54 - 13.28
                                2013    33,795,286    1.15 - 2.10      50,072,685      1.29         0.30 - 2.75        30.53 - 33.77
                                2012    38,383,679    0.87 - 1.59      42,749,505      1.09         0.30 - 2.75        10.41 - 13.16
                                2011    46,368,859    0.78 - 1.43      46,041,512      1.01         0.30 - 2.75      (2.48) - (0.08)

  Morgan Stanley Multi Cap      2015       302,631    2.31 - 2.80         790,647        --         1.85 - 2.50          5.66 - 6.35
     Growth Subaccount          2014       367,876    2.18 - 2.64         914,004        --         1.85 - 2.50          2.84 - 3.51
                                2013       499,433    2.11 - 2.66       1,210,400      0.23         1.60 - 2.50        46.66 - 47.99
                                2012       634,940    1.41 - 1.80       1,052,964        --         1.60 - 2.50         9.31 - 10.31
                                2011       683,491    1.29 - 1.63       1,037,271        --         1.60 - 2.60      (9.30) - (8.48)

  MSF Barclays Aggregate Bond   2015    28,582,132    1.36 - 2.55      68,017,985      2.91         0.30 - 1.30      (1.04) - (0.05)
     Index Subaccount           2014    31,665,367    1.37 - 2.58      75,845,003      3.02         0.30 - 1.30          4.44 - 5.49
                                2013    35,381,978    1.31 - 2.47      80,759,985      3.62         0.30 - 1.30      (3.59) - (2.62)
                                2012    40,275,965    1.36 - 2.56      95,180,911      3.74         0.30 - 1.30          2.55 - 3.59
                                2011    45,268,185    1.31 - 2.49     103,893,632      3.57         0.30 - 1.40          5.99 - 7.17

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        -------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                            UNITS      HIGHEST ($)     ASSETS ($)
                                        ------------  -------------  --------------
  MSF BlackRock Bond Income       2015   101,411,127    1.08 - 2.21     147,353,917
     Subaccount                   2014   116,573,933    1.11 - 2.23     171,167,569
                                  2013   133,280,506    1.06 - 2.11     185,528,381
                                  2012   159,459,776    1.10 - 2.15     227,477,835
                                  2011   185,391,674    1.06 - 2.03     250,881,660

  MSF BlackRock Capital           2015   102,258,198    1.06 - 5.12     186,416,345
     Appreciation Subaccount      2014   116,660,042    1.01 - 4.88     201,471,712
                                  2013   137,072,166    0.94 - 4.54     218,130,450
                                  2012   165,758,971    0.71 - 3.42     197,078,248
                                  2011   197,272,481    0.63 - 3.03     206,180,160

  MSF BlackRock Large Cap         2015     6,317,929    1.16 - 1.89      10,329,127
     Value Subaccount             2014     7,271,879    1.27 - 2.02      12,887,179
                                  2013     9,446,977    1.19 - 1.84      15,413,317
                                  2012    11,585,791    0.93 - 1.40      14,563,747
                                  2011    13,528,382    0.83 - 1.24      15,175,781

  MSF BlackRock Money Market      2015   207,458,223    0.85 - 2.31     234,598,971
     Subaccount                   2014   228,692,218    0.87 - 2.34     260,029,222
                                  2013   272,484,145    0.89 - 2.37     306,076,669
                                  2012   305,952,973    0.92 - 2.41     338,263,961
                                  2011   355,598,094    0.94 - 1.81     396,781,383

  MSF Frontier Mid Cap Growth     2015    53,062,687    0.89 - 2.46      78,853,375
     Subaccount                   2014    59,828,713    0.88 - 2.44      88,449,747
                                  2013    69,033,438    0.81 - 2.23      93,792,080
                                  2012    80,896,694    0.62 - 1.71      83,365,935
                                  2011    95,805,405    0.57 - 1.57      90,389,497

  MSF Jennison Growth             2015   255,430,902    0.96 - 2.64     370,985,158
     Subaccount                   2014   283,460,406    0.88 - 2.43     376,259,287
                                  2013   306,377,182    0.82 - 2.27     377,320,708
                                  2012   347,786,347    0.61 - 1.68     317,110,813
                                  2011    60,489,570    0.53 - 1.48      43,819,251

  MSF Loomis Sayles Small Cap     2015       133,839    4.31 - 5.12         637,286
     Core Subaccount              2014       146,236    4.49 - 5.30         725,826
                                  2013       205,325    4.36 - 5.21       1,019,553
                                  2012       324,926    3.18 - 3.77       1,156,434
                                  2011       421,875    2.86 - 3.35       1,346,982

  MSF Met/Artisan Mid Cap         2015       516,603    2.77 - 3.03       1,498,283
     Value Subaccount             2014       599,313    3.14 - 3.40       1,961,420
                                  2013       672,017    3.15 - 3.40       2,205,749
                                  2012       727,228    2.36 - 2.52       1,786,794
                                  2011       918,844    2.16 - 2.29       2,053,497

  MSF Met/Dimensional             2015       749,110    1.85 - 1.96       1,434,554
     International Small Company  2014       750,406    1.79 - 1.88       1,388,811
     Subaccount                   2013       479,292    1.97 - 2.05         969,532
                                  2012       512,674    1.58 - 1.64         828,694
                                  2011        82,833    1.38 - 1.41         115,816

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Bond Income       2015      3.73         0.30 - 2.75         (2.28) - 0.29
     Subaccount                   2014      3.45         0.30 - 2.75           4.02 - 6.76
                                  2013      4.02         0.30 - 2.75       (3.60) - (1.06)
                                  2012      2.66         0.30 - 2.75           4.46 - 7.22
                                  2011      3.98         0.30 - 2.75           3.53 - 6.25

  MSF BlackRock Capital           2015        --         0.30 - 2.65           3.38 - 5.96
     Appreciation Subaccount      2014      0.06         0.30 - 2.65           5.95 - 8.57
                                  2013      0.84         0.30 - 2.65         30.61 - 33.82
                                  2012      0.31         0.30 - 2.65         11.23 - 14.03
                                  2011      0.19         0.30 - 2.70      (11.49) - (9.26)

  MSF BlackRock Large Cap         2015      1.55         0.30 - 2.65       (8.63) - (6.46)
     Value Subaccount             2014      1.11         0.30 - 2.65           6.83 - 9.37
                                  2013      1.21         0.30 - 2.65         28.30 - 31.35
                                  2012      1.44         0.30 - 2.65         10.97 - 13.63
                                  2011      0.93         0.30 - 2.65         (0.64) - 1.81

  MSF BlackRock Money Market      2015        --         0.30 - 2.75       (2.71) - (0.30)
     Subaccount                   2014        --         0.30 - 2.75       (2.71) - (0.30)
                                  2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)
                                  2011        --         0.30 - 2.85       (2.74) - (0.26)

  MSF Frontier Mid Cap Growth     2015        --         0.30 - 2.70         (0.08) - 2.47
     Subaccount                   2014        --         0.30 - 2.70          7.98 - 10.72
                                  2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55
                                  2011      0.22         0.30 - 2.70       (5.78) - (3.37)

  MSF Jennison Growth             2015      0.24         0.30 - 2.70          7.59 - 10.45
     Subaccount                   2014      0.23         0.30 - 2.70          4.51 - 12.77
                                  2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21
                                  2011      0.11         0.30 - 2.60       (2.35) - (0.07)

  MSF Loomis Sayles Small Cap     2015        --         1.70 - 2.50       (4.17) - (3.40)
     Core Subaccount              2014        --         1.70 - 2.50           0.95 - 1.76
                                  2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33
                                  2011        --         1.70 - 2.60       (2.22) - (1.35)

  MSF Met/Artisan Mid Cap         2015      0.94         1.40 - 2.10     (11.54) - (10.92)
     Value Subaccount             2014      0.54         1.40 - 2.10         (0.44) - 0.26
                                  2013      0.80         1.40 - 2.10         33.67 - 34.61
                                  2012      0.81         1.40 - 2.10          9.25 - 10.02
                                  2011      0.77         1.40 - 2.10           4.30 - 5.04

  MSF Met/Dimensional             2015      1.68         1.70 - 2.50           3.14 - 3.97
     International Small Company  2014      1.56         1.70 - 2.50       (9.00) - (8.27)
     Subaccount                   2013      1.77         1.70 - 2.50         24.45 - 25.45
                                  2012      0.49         1.70 - 2.50         14.98 - 15.91
                                  2011      1.88         1.70 - 2.50     (18.35) - (17.63)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------  --------------------------------------------------
                                                     UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                      LOWEST TO         NET          INCOME          LOWEST TO          LOWEST TO
                                         UNITS       HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     ------------  -------------  --------------  -------------  ----------------  -----------------
  MSF MetLife Asset            2015    17,745,651    1.21 - 1.51      23,643,801      2.09         0.30 - 2.50       (3.04) - (0.88)
     Allocation 20 Subaccount  2014    21,756,153    1.25 - 1.52      29,613,599      3.97         0.30 - 2.50           1.89 - 4.16
                               2013    27,300,301    1.21 - 1.46      35,985,163      2.99         0.30 - 2.70           1.51 - 3.97
                               2012    33,750,786    1.19 - 1.41      43,181,333      2.99         0.30 - 2.70           6.26 - 8.85
                               2011    31,816,365    1.12 - 1.29      37,895,228      2.43         0.30 - 2.70           0.45 - 2.95

  MSF MetLife Asset            2015    54,365,636    1.22 - 1.54      74,878,498      0.27         0.30 - 2.55       (3.56) - (1.37)
     Allocation 40 Subaccount  2014    62,281,508    1.25 - 1.56      87,527,049      2.62         0.30 - 2.65           2.04 - 4.61
                               2013    63,017,183    1.23 - 1.49      85,938,160      2.54         0.30 - 2.65          8.02 - 10.59
                               2012    69,601,690    1.13 - 1.35      86,810,589      2.94         0.30 - 2.65          8.53 - 11.13
                               2011    75,138,747    1.05 - 1.22      85,251,503      2.07         0.30 - 2.65         (1.60) - 0.75

  MSF MetLife Asset            2015   351,132,615    1.18 - 1.55     480,001,704      0.54         0.30 - 2.85       (4.04) - (1.56)
     Allocation 60 Subaccount  2014   393,087,875    1.10 - 1.58     550,983,256      1.72         0.30 - 2.85           1.05 - 4.74
                               2013   325,210,824    1.21 - 1.51     449,109,725      1.95         0.30 - 2.75         14.78 - 17.63
                               2012   342,679,345    1.06 - 1.72     406,247,240      2.31         0.00 - 2.75         10.15 - 13.24
                               2011   365,836,158    0.96 - 1.13     387,765,148      1.53         0.30 - 2.75       (4.00) - (1.65)

  MSF MetLife Asset            2015   438,830,497    1.15 - 1.55     582,539,493      0.33         0.30 - 2.90       (4.51) - (1.99)
     Allocation 80 Subaccount  2014   469,940,862    1.21 - 1.61     645,019,159      1.11         0.30 - 2.90           2.22 - 4.91
                               2013   281,259,764    1.21 - 1.50     392,110,510      1.46         0.30 - 2.60         21.12 - 23.94
                               2012   301,438,988    1.00 - 1.21     341,958,464      1.91         0.30 - 2.60         12.41 - 15.04
                               2011   320,193,265    0.89 - 1.05     318,588,616      1.42         0.30 - 2.55       (6.22) - (4.01)

  MSF MetLife Mid Cap Stock    2015     8,349,197   1.75 - 30.67      15,269,454      1.16         0.30 - 1.25       (3.79) - (2.97)
     Index Subaccount          2014     8,659,503   1.82 - 31.61      16,117,119      1.01         0.30 - 1.25           7.96 - 8.89
                               2013     8,357,897   1.68 - 29.03      14,115,032      1.09         0.30 - 1.25         16.63 - 31.49
                               2012     6,983,172           1.28       8,935,310      1.02                1.25                 16.13
                               2011     6,867,767           1.10       7,567,180      0.93                1.25                (3.08)

  MSF MetLife Stock Index      2015   444,545,333   1.29 - 36.32     825,958,902      1.72         0.28 - 3.50         (2.41) - 0.88
     Subaccount                2014   512,472,472   1.22 - 36.26     948,735,700      1.69         0.28 - 3.50          9.37 - 13.05
                               2013   619,079,605   1.11 - 32.31   1,022,210,401      1.86         0.28 - 3.50         27.37 - 31.65
                               2012   746,876,608   0.85 - 24.72     955,635,335      1.43         0.28 - 3.50         11.63 - 15.43
                               2011   660,304,058    0.78 - 3.51     710,740,551      1.65         0.28 - 3.50         (1.73) - 1.51

  MSF MFS Total Return         2015   157,676,884    1.15 - 3.90     367,197,782      2.42         0.30 - 2.75       (3.10) - (0.65)
     Subaccount                2014   181,477,236    1.19 - 3.96     427,404,149      2.25         0.30 - 2.75           5.42 - 8.09
                               2013   214,758,429    1.13 - 3.69     467,083,516      2.45         0.30 - 2.75         15.48 - 18.40
                               2012   252,752,393    0.97 - 3.15     465,580,415      2.74         0.30 - 2.75          8.27 - 11.03
                               2011   300,786,307    0.90 - 2.86     499,287,986      2.65         0.30 - 2.75         (0.60) - 1.87

  MSF MFS Value Subaccount     2015    61,186,657    1.22 - 2.53     126,858,359      2.66         0.30 - 2.75       (3.07) - (0.45)
                               2014    71,426,723    1.26 - 2.59     149,803,816      1.64         0.30 - 2.75          7.72 - 10.48
                               2013    76,198,106    1.18 - 2.39     152,814,296      1.08         0.30 - 2.65         16.93 - 35.32
                               2012    42,193,599    1.17 - 1.80      64,099,072      1.95         0.30 - 2.65         13.33 - 16.30
                               2011    48,193,344    1.11 - 1.58      63,956,024      1.61         0.30 - 2.70         (1.82) - 0.51

  MSF MSCI EAFE Index          2015    24,065,038    0.99 - 2.38      50,132,009      3.23         0.30 - 1.60       (2.66) - (1.39)
     Subaccount                2014    25,971,462    1.01 - 2.44      55,159,835      2.60         0.30 - 1.60       (7.50) - (6.28)
                               2013    29,240,272    1.09 - 2.63      66,367,832      3.06         0.30 - 1.60         19.93 - 21.50
                               2012    31,591,933    0.91 - 2.18      59,212,775      3.14         0.30 - 1.60         16.44 - 17.97
                               2011    35,199,957    0.78 - 1.87      56,199,006      2.51         0.30 - 1.60     (13.96) - (12.76)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  MSF Neuberger Berman           2015    25,655,787    1.20 - 3.63      59,714,866
     Genesis Subaccount          2014    30,031,861    1.23 - 3.63      69,389,880
     (Commenced 5/2/2011)        2013    35,991,632    1.25 - 3.65      82,899,600
                                 2012        70,294    1.58 - 1.77         118,604
                                 2011        12,539    1.57 - 1.64          20,005

  MSF Russell 2000 Index         2015    25,834,307    1.90 - 4.36     101,108,420
     Subaccount                  2014    27,782,287    2.02 - 4.62     114,688,189
                                 2013    31,268,599    1.96 - 4.45     123,574,772
                                 2012    33,654,928    1.43 - 3.25      96,816,463
                                 2011    37,289,119    1.25 - 2.83      93,301,295

  MSF T. Rowe Price Large Cap    2015    29,861,303    1.64 - 3.11      58,885,774
     Growth Subaccount           2014    33,034,416    1.52 - 2.82      59,661,381
                                 2013    32,411,409    1.26 - 2.60      54,003,653
                                 2012    32,201,056    1.12 - 1.88      38,929,294
                                 2011    37,121,993    0.97 - 1.59      38,361,890

  MSF T. Rowe Price Small Cap    2015    46,060,640    1.68 - 3.59     109,539,493
     Growth Subaccount           2014    50,212,351    1.68 - 3.52     118,139,543
                                 2013    55,991,286    1.62 - 3.32     125,245,594
                                 2012    62,635,996    1.15 - 2.32      98,474,574
                                 2011    71,061,468    1.02 - 2.01      97,794,789

  MSF Western Asset              2015    19,595,073    1.18 - 2.94      32,316,442
     Management Strategic Bond   2014    23,348,172    1.08 - 3.03      39,669,737
     Opportunities Subaccount    2013    27,649,077    1.19 - 2.91      44,979,001
                                 2012    33,573,093    1.21 - 2.91      55,654,805
                                 2011    39,676,652    1.11 - 2.65      59,620,518

  MSF Western Asset              2015    53,614,394    1.05 - 2.57      82,426,356
     Management U.S. Government  2014    64,344,337    1.07 - 2.58      98,096,572
     Subaccount                  2013    73,690,565    1.07 - 2.54     109,839,169
                                 2012    89,352,294    1.10 - 2.58     134,993,660
                                 2011   101,794,264    1.07 - 2.53     148,935,292

  MSF WMC Balanced Subaccount    2015    72,571,267    1.43 - 3.69     244,860,534
                                 2014    78,788,126    1.44 - 3.64     263,144,756
                                 2013    87,559,708    1.34 - 3.34     265,542,357
                                 2012    95,084,218    1.14 - 2.80     241,918,758
                                 2011   105,534,840    1.05 - 2.53     241,546,529

  MSF WMC Core Equity            2015    44,358,088    1.35 - 2.26      80,800,707
     Opportunities Subaccount    2014    53,012,778    1.34 - 2.26      96,109,883
                                 2013    65,547,224    1.24 - 2.10     109,181,322
                                 2012    81,093,170    0.94 - 1.61     103,067,131
                                 2011    96,387,852    0.85 - 1.46     110,626,783

  Pioneer VCT Mid Cap Value      2015     9,348,957    1.56 - 2.48      20,514,005
     Subaccount                  2014    11,449,417    1.72 - 2.69      27,355,302
                                 2013    13,948,854    1.54 - 2.38      29,462,183
                                 2012    17,566,894    1.19 - 1.82      28,565,653
                                 2011    21,724,375    1.10 - 1.67      32,437,470

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Neuberger Berman           2015      0.38         0.30 - 2.65        (2.25) - 0.28
     Genesis Subaccount          2014      0.37         0.30 - 2.65      (2.91) - (0.29)
     (Commenced 5/2/2011)        2013        --         0.30 - 2.65        24.17 - 35.86
                                 2012      0.12         1.70 - 2.60          6.92 - 7.89
                                 2011        --         1.70 - 2.10      (7.49) - (7.23)

  MSF Russell 2000 Index         2015      1.21         0.30 - 1.65      (5.84) - (4.56)
     Subaccount                  2014      1.17         0.30 - 1.65          3.32 - 4.72
                                 2013      1.55         0.30 - 1.65        36.29 - 38.14
                                 2012      1.16         0.30 - 1.65        14.44 - 16.00
                                 2011      1.08         0.30 - 1.65      (5.64) - (4.33)

  MSF T. Rowe Price Large Cap    2015      0.01         0.30 - 2.65         7.68 - 10.18
     Growth Subaccount           2014        --         0.30 - 2.65         6.03 - 13.92
                                 2013      0.07         0.30 - 2.65        25.92 - 38.35
                                 2012        --         0.30 - 2.65        15.56 - 18.32
                                 2011        --         0.30 - 2.65      (3.96) - (1.61)

  MSF T. Rowe Price Small Cap    2015        --         0.30 - 2.65        (0.22) - 2.16
     Growth Subaccount           2014        --         0.30 - 2.65          3.86 - 6.33
                                 2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56
                                 2011        --         0.30 - 2.65        (1.18) - 1.10

  MSF Western Asset              2015      4.93         1.17 - 2.60      (4.52) - (2.86)
     Management Strategic Bond   2014      5.32         1.17 - 2.60          0.50 - 4.24
     Opportunities Subaccount    2013      4.97         1.17 - 2.60      (1.76) - (0.08)
                                 2012      3.46         1.17 - 2.60         8.42 - 10.19
                                 2011      0.87         1.17 - 2.60          0.69 - 4.89

  MSF Western Asset              2015      2.32         0.15 - 2.45        (1.86) - 0.42
     Management U.S. Government  2014      1.96         0.15 - 2.45          0.32 - 2.66
     Subaccount                  2013      2.23         0.15 - 2.45      (3.14) - (0.89)
                                 2012      2.10         0.15 - 2.45          0.86 - 3.21
                                 2011      1.53         0.15 - 2.45          2.95 - 5.33

  MSF WMC Balanced Subaccount    2015      1.96         0.30 - 2.65        (0.38) - 2.27
                                 2014      2.00         0.30 - 2.65         7.40 - 10.22
                                 2013      2.48         0.30 - 2.65        17.13 - 20.23
                                 2012      2.29         0.30 - 2.65         9.16 - 12.04
                                 2011      2.45         0.30 - 2.65          0.87 - 3.44

  MSF WMC Core Equity            2015      1.62         0.30 - 2.65        (0.53) - 2.09
     Opportunities Subaccount    2014      0.56         0.30 - 2.65         5.33 - 10.30
                                 2013      1.27         0.30 - 2.65        29.87 - 33.30
                                 2012      0.69         0.30 - 2.65         9.66 - 12.52
                                 2011      0.48         0.30 - 2.70     (12.22) - (4.37)

  Pioneer VCT Mid Cap Value      2015      0.55         1.40 - 2.75      (8.89) - (7.66)
     Subaccount                  2014      0.66         1.40 - 2.75        11.69 - 13.20
                                 2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28
                                 2011      0.65         1.40 - 2.75      (8.38) - (7.15)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------  --------------------------------------------------
                                                     UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                      LOWEST TO         NET          INCOME          LOWEST TO          LOWEST TO
                                         UNITS       HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     ------------  -------------  --------------  -------------  ----------------  -----------------
  Pioneer VCT Real Estate      2015     2,872,791    2.00 - 3.31       8,432,222      2.02         1.55 - 2.70           1.73 - 2.91
     Shares Subaccount         2014     3,456,891    1.95 - 3.22       9,986,466      2.29         1.50 - 2.70         27.08 - 28.62
                               2013     4,679,392    1.52 - 2.50      10,515,684      2.09         1.50 - 2.65         (1.12) - 0.03
                               2012     5,535,016    1.53 - 2.50      12,543,885      2.10         1.50 - 2.65         13.04 - 14.35
                               2011     6,712,774    1.34 - 2.19      13,366,638      2.18         1.50 - 2.60           6.90 - 8.11

  TAP 1919 Variable Socially   2015    13,640,111    1.25 - 4.17      36,506,368      1.19         0.30 - 2.50       (4.14) - (2.01)
     Responsive Balanced       2014    15,783,435    1.29 - 4.29      43,091,030      0.85         0.30 - 2.50           6.61 - 8.98
     Subaccount                2013    17,650,098    1.20 - 3.98      44,216,482      0.84         0.30 - 2.50         15.78 - 18.35
                               2012    19,935,151    1.03 - 3.39      41,969,589      1.43         0.30 - 2.50          7.97 - 10.38
                               2011    23,310,011    0.94 - 3.10      43,793,657      1.04         0.30 - 2.50       (2.44) - (0.35)

  UIF Growth Subaccount        2015     2,947,999    1.59 - 3.23       6,666,780        --         1.40 - 2.50          9.47 - 10.68
                               2014     3,258,928    1.44 - 2.93       6,688,278        --         1.40 - 2.50           3.73 - 4.88
                               2013     3,897,642    1.35 - 2.81       7,732,651      0.46         1.40 - 2.50         44.42 - 46.02
                               2012     5,479,096    0.93 - 1.93       7,099,628        --         1.40 - 2.50         11.54 - 12.78
                               2011     6,391,312    0.82 - 1.72       7,349,810      0.11         1.40 - 2.60       (5.22) - (4.13)

  Wells Fargo VT Small Cap     2015     1,082,088    1.58 - 2.49       1,883,743      0.24         0.30 - 1.85     (12.27) - (10.90)
     Value Subaccount          2014     1,278,953    1.79 - 2.81       2,543,972      0.35         0.30 - 1.85           2.54 - 4.14
                               2013     1,429,790    1.73 - 2.70       2,776,008      0.66         0.30 - 1.85         12.65 - 14.41
                               2012     1,781,119    1.53 - 2.37       3,080,263      0.87         0.30 - 1.85         11.90 - 13.65
                               2011     2,074,209    1.36 - 2.09       3,218,582      0.65         0.30 - 1.85       (8.95) - (7.58)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2015 and 2014 and for the Years Ended December 31, 2015, 2014
  and 2013:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Disposition...........................................................................  33
     Note 5 -- Insurance.............................................................................  34
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  41
     Note 7 -- Reinsurance...........................................................................  44
     Note 8 -- Investments...........................................................................  52
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 109
     Note 12 -- Debt................................................................................. 111
     Note 13 -- Equity............................................................................... 112
     Note 14 -- Other Expenses....................................................................... 116
     Note 15 -- Income Tax........................................................................... 117
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 120
     Note 17 -- Related Party Transactions........................................................... 123
     Note 18 -- Subsequent Events.................................................................... 124
Financial Statement Schedules at December 31, 2015 and 2014 and for the Years Ended December 31,
  2015, 2014 and 2013:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 125
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 126
 Schedule IV -- Consolidated Reinsurance............................................................. 128

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2015. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 24, 2016

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2015 and 2014

                (In millions, except share and per share data)

                                                                                               2015         2014
                                                                                           -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $50,154 and $46,423, respectively)..................................................... $    52,409  $    50,697
 Equity securities available-for-sale, at estimated fair value (cost: $384 and $400,
   respectively)..........................................................................         409          459
 Mortgage loans (net of valuation allowances of $36 and $25, respectively; includes
   $172 and $280, respectively, at estimated fair value, relating to variable interest
   entities)..............................................................................       7,262        5,839
 Policy loans.............................................................................       1,266        1,194
 Real estate and real estate joint ventures (includes $5 and $93, respectively, of real
   estate held-for-sale)..................................................................         628          894
 Other limited partnership interests......................................................       1,846        2,234
 Short-term investments, principally at estimated fair value..............................       1,737        1,232
 Other invested assets, principally at estimated fair value...............................       4,942        4,531
                                                                                           -----------  -----------
   Total investments......................................................................      70,499       67,080
Cash and cash equivalents, principally at estimated fair value............................       1,383        1,206
Accrued investment income (includes $1 and $2, respectively, relating to variable
  interest entities)......................................................................         505          501
Premiums, reinsurance and other receivables...............................................      22,251       21,559
Deferred policy acquisition costs and value of business acquired..........................       4,809        4,890
Current income tax recoverable............................................................          --          537
Goodwill..................................................................................         381          381
Other assets..............................................................................         799          848
Separate account assets...................................................................     101,735      108,861
                                                                                           -----------  -----------
     Total assets......................................................................... $   202,362  $   205,863
                                                                                           ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................... $    29,894  $    28,479
Policyholder account balances.............................................................      35,661       35,486
Other policy-related balances.............................................................       3,549        3,320
Payables for collateral under securities loaned and other transactions....................      10,619        7,501
Long-term debt (includes $48 and $139, respectively, at estimated fair value, relating to
  variable interest entities).............................................................         836          928
Current income tax payable................................................................          20           --
Deferred income tax liability.............................................................         803        1,338
Other liabilities (includes $1 and $1, respectively, relating to variable interest
  entities)...............................................................................       7,682        7,944
Separate account liabilities..............................................................     101,735      108,861
                                                                                           -----------  -----------
     Total liabilities....................................................................     190,799      193,857
                                                                                           -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares
  issued and outstanding..................................................................          75           75
Additional paid-in capital................................................................      10,871       10,855
Retained earnings (deficit)...............................................................      (1,011)      (1,350)
Accumulated other comprehensive income (loss).............................................       1,628        2,426
                                                                                           -----------  -----------
     Total stockholder's equity...........................................................      11,563       12,006
                                                                                           -----------  -----------
     Total liabilities and stockholder's equity........................................... $   202,362  $   205,863
                                                                                           ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                   2015       2014       2013
                                                                ---------  ---------  ---------
Revenues
Premiums....................................................... $   1,433  $   1,152  $     689
Universal life and investment-type product policy fees.........     2,940      3,193      3,130
Net investment income..........................................     2,615      2,669      2,999
Other revenues.................................................       504        539        610
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.       (16)        (6)        (9)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)............        (9)        (6)       (11)
 Other net investment gains (losses)...........................        61       (457)        47
                                                                ---------  ---------  ---------
   Total net investment gains (losses).........................        36       (469)        27
 Net derivative gains (losses).................................      (424)      (181)       441
                                                                ---------  ---------  ---------
     Total revenues............................................     7,104      6,903      7,896
                                                                ---------  ---------  ---------
Expenses
Policyholder benefits and claims...............................     2,696      2,764      3,147
Interest credited to policyholder account balances.............     1,037      1,062      1,168
Goodwill impairment............................................        --         33         66
Other expenses.................................................     2,317      2,754      1,937
                                                                ---------  ---------  ---------
     Total expenses............................................     6,050      6,613      6,318
                                                                ---------  ---------  ---------
Income (loss) before provision for income tax..................     1,054        290      1,578
Provision for income tax expense (benefit).....................       215         (5)       437
                                                                ---------  ---------  ---------
Net income (loss).............................................. $     839  $     295  $   1,141
                                                                =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                  2015        2014       2013
                                                               ----------  ---------  ----------
Net income (loss)............................................. $      839  $     295  $    1,141
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets.     (1,324)     1,953      (2,232)
 Unrealized gains (losses) on derivatives.....................         86        244        (206)
 Foreign currency translation adjustments.....................        (28)       (50)         54
                                                               ----------  ---------  ----------
Other comprehensive income (loss), before income tax..........     (1,266)     2,147      (2,384)
Income tax (expense) benefit related to items of other
  comprehensive income (loss).................................        468       (701)        808
                                                               ----------  ---------  ----------
Other comprehensive income (loss), net of income tax..........       (798)     1,446      (1,576)
                                                               ----------  ---------  ----------
Comprehensive income (loss)................................... $       41  $   1,741  $     (435)
                                                               ==========  =========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                     Accumulated
                                             Additional  Retained       Other         Total
                                   Common     Paid-in    Earnings   Comprehensive Stockholder's
                                   Stock      Capital    (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ---------  ------------- -------------
Balance at December 31, 2012.... $      86  $    11,460  $    (886)   $   2,556    $   13,216
Capital contributions from
  MetLife, Inc..................                     46                                    46
Dividends paid to MetLife, Inc..                            (1,261)                    (1,261)
Net income (loss)...............                             1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                         (1,576)       (1,576)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2013....        86       11,506     (1,006)         980        11,566
Redemption of common stock......       (11)        (895)      (484)                    (1,390)
Capital contributions from
  MetLife, Inc..................                    244                                   244
Dividends paid to MetLife, Inc..                              (155)                      (155)
Net income (loss)...............                               295                        295
Other comprehensive income
  (loss), net of income tax.....                                          1,446         1,446
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2014....        75       10,855     (1,350)       2,426        12,006
Capital contributions from
  MetLife, Inc..................                     16                                    16
Dividends paid to MetLife, Inc..                              (500)                      (500)
Net income (loss)...............                               839                        839
Other comprehensive income
  (loss), net of income tax.....                                           (798)         (798)
                                 ---------  -----------  ---------    ---------    ----------
Balance at December 31, 2015.... $      75  $    10,871  $  (1,011)   $   1,628    $   11,563
                                 =========  ===========  =========    =========    ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                                      2015      2014      2013
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    839  $    295  $  1,141
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       23        30        35
  Amortization of premiums and accretion of discounts associated with investments, net.............     (204)     (166)     (150)
  (Gains) losses on investments and from sales of businesses, net..................................      (36)      469       (27)
  (Gains) losses on derivatives, net...............................................................    1,225     1,443     1,567
  (Income) loss from equity method investments, net of dividends or distributions..................      108       (11)      (82)
  Interest credited to policyholder account balances...............................................    1,037     1,062     1,168
  Universal life and investment-type product policy fees...........................................   (2,940)   (3,193)   (3,130)
  Goodwill impairment..............................................................................       --        33        66
  Change in accrued investment income..............................................................        9       124       146
  Change in premiums, reinsurance and other receivables............................................     (586)   (1,479)     (190)
  Change in deferred policy acquisition costs and value of business acquired, net..................      270       711      (480)
  Change in income tax.............................................................................      491       245       691
  Change in other assets...........................................................................    2,127     2,258     2,006
  Change in insurance-related liabilities and policy-related balances..............................    2,104     1,398     1,198
  Change in other liabilities......................................................................     (267)    1,390        31
  Other, net.......................................................................................        5       (67)       (6)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,205     4,542     3,984
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   35,704    20,249    20,330
   Equity securities...............................................................................      308        98        69
   Mortgage loans..................................................................................    1,059     2,428     2,304
   Real estate and real estate joint ventures......................................................      512        28       104
   Other limited partnership interests.............................................................      425       255       153
  Purchases of:
   Fixed maturity securities.......................................................................  (39,298)  (24,520)  (17,068)
   Equity securities...............................................................................     (273)      (41)     (133)
   Mortgage loans..................................................................................   (2,515)     (343)     (912)
   Real estate and real estate joint ventures......................................................     (109)     (209)     (201)
   Other limited partnership interests.............................................................     (233)     (345)     (368)
  Cash received in connection with freestanding derivatives........................................      223       788       258
  Cash paid in connection with freestanding derivatives............................................     (868)   (1,991)   (3,615)
  Cash received under repurchase agreements........................................................      199        --        --
  Cash paid under repurchase agreements............................................................     (199)       --        --
  Cash received under reverse repurchase agreements................................................      199        --        --
  Cash paid under reverse repurchase agreements....................................................     (199)       --        --
  Sale of business, net of cash and cash equivalents disposed of $0, $251 and $0,
   respectively....................................................................................       --       451        --
  Sales of loans to affiliates.....................................................................       --       520        --
  Net change in policy loans.......................................................................      (72)       52        (3)
  Net change in short-term investments.............................................................     (495)    3,581     2,060
  Net change in other invested assets..............................................................      (55)     (305)      113
  Other, net.......................................................................................       --        --         3
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................   (5,687)      696     3,094
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                                            2015         2014        2013
                                                                                        -----------  -----------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................      19,970       18,581      15,005
   Withdrawals.........................................................................     (20,797)     (21,564)    (16,806)
  Net change in payables for collateral under securities loaned and other transactions.       3,118          703      (3,197)
  Long-term debt issued................................................................         175           --          --
  Long-term debt repaid................................................................        (235)      (1,379)     (1,009)
  Financing element on certain derivative instruments..................................         (81)        (414)       (197)
  Redemption of common stock...........................................................          --         (906)         --
  Common stock redemption premium......................................................          --         (484)         --
  Dividends paid to MetLife, Inc.......................................................        (500)        (155)     (1,261)
  Capital contributions from MetLife, Inc..............................................          11          231          --
                                                                                        -----------  -----------  ----------
Net cash provided by (used in) financing activities....................................       1,661       (5,387)     (7,465)
                                                                                        -----------  -----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          (2)         (45)        (41)
                                                                                        -----------  -----------  ----------
Change in cash and cash equivalents....................................................         177         (194)       (428)
Cash and cash equivalents, beginning of year...........................................       1,206        1,400       1,828
                                                                                        -----------  -----------  ----------
Cash and cash equivalents, end of year................................................. $     1,383  $     1,206  $    1,400
                                                                                        ===========  ===========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................ $        77  $       116  $      199
                                                                                        ===========  ===========  ==========
   Income tax.......................................................................... $      (263) $      (221) $     (272)
                                                                                        ===========  ===========  ==========
Non-cash transactions:
  Capital contributions from MetLife, Inc.............................................. $         5  $        13  $       46
                                                                                        ===========  ===========  ==========
  Transfers of fixed maturity securities to affiliates................................. $        --  $       804  $       --
                                                                                        ===========  ===========  ==========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .  investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Actual and expected future gross
    non-dividend-paying traditional     premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

 . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

 . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

 . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

 . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

 . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2015 and 2014.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $254 million and $235 million at December 31, 2015 and 2014, respectively. Accumulated amortization of capitalized software was $107 million at both December 31, 2015 and 2014. Related amortization expense was less than $1 million, $2 million and $7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Employee Benefit Plans

    Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

Future Adoption of New Accounting Pronouncements

  In January 2016, the Financial Accounting Standards Board ("FASB") issued new guidance (Accounting Standards Update ("ASU") 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In May 2015, the FASB issued new guidance on fair value measurement Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement (ASU 2015-05, Intangibles -- Goodwill and Other -- Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement), effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In February 2015, the FASB issued certain amendments to the consolidation analysis to improve consolidation guidance for legal entities (ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its Retail segment, which is organized into two U.S. businesses, Life & Other and Annuities, as well as certain portions of its Corporate Benefit Funding segment and Corporate & Other (the "Separation"). See Note 18.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. These changes were applied retrospectively and did not have an impact on total consolidated operating earnings or net income.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two U.S. businesses: Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest contracts and other stable value products, income annuities and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance nonqualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, run-off businesses, the Company's ancillary international operations, ancillary U.S. direct business sold direct to consumer, and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes investment hedge adjustments which represent earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

    replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations,
    (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method and
    (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

  In the first quarter of 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, which included revising the Company's capital allocation methodology. Consequently, prior period results for the years ended December 31, 2014 and 2013 were impacted as follows:

 . Retail's operating earnings increased (decreased) by $61 million and $25 million, net of ($177) million and ($144) million of income tax expense (benefit), respectively;

 . Corporate Benefit Funding's operating earnings increased (decreased) by $1 million and ($15) million, net of ($4) million and ($9) million of income tax expense (benefit), respectively; and

 . Corporate & Other's operating earnings increased (decreased) by ($62) million and ($10) million, net of $181 million and $153 million of income tax expense (benefit), respectively.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2015, 2014 and 2013 and at December 31, 2015 and 2014. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income
(loss).

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                  Operating Results
                                                        -------------------------------------
                                                                 Corporate
                                                                  Benefit  Corporate                         Total
Year Ended December 31, 2015                             Retail   Funding   & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                (In millions)
Revenues
Premiums............................................... $  1,170  $    15   $   248  $  1,433 $       --   $    1,433
Universal life and investment-type product policy fees.    2,619       55        --     2,674        266        2,940
Net investment income..................................    2,043      858      (60)     2,841      (226)        2,615
Other revenues.........................................      499        5        --       504         --          504
Net investment gains (losses)..........................       --       --        --        --         36           36
Net derivative gains (losses)..........................       --       --        --        --      (424)        (424)
                                                        -------- --------- --------- -------- ----------- ------------
  Total revenues.......................................    6,331      933       188     7,452      (348)        7,104
                                                        -------- --------- --------- -------- ----------- ------------
Expenses
Policyholder benefits and claims.......................    1,770      414       206     2,390        306        2,696
Interest credited to policyholder account balances.....      927      107        --     1,034          3        1,037
Goodwill impairment....................................       --       --        --        --         --           --
Capitalization of DAC..................................    (252)      (1)      (72)     (325)         --        (325)
Amortization of DAC and VOBA...........................      643        1        23       667       (72)          595
Interest expense on debt...............................       --       --        68        68          8           76
Other expenses.........................................    1,755       46       170     1,971         --        1,971
                                                        -------- --------- --------- -------- ----------- ------------
  Total expenses.......................................    4,843      567       395     5,805        245        6,050
                                                        -------- --------- --------- -------- ----------- ------------
Provision for income tax expense (benefit).............      386      126      (89)       423      (208)          215
                                                        --------  -------   -------  --------              ----------
Operating earnings..................................... $  1,102  $   240   $ (118)     1,224
                                                        ========  =======   =======
Adjustments to:
  Total revenues.......................................                                 (348)
  Total expenses.......................................                                 (245)
  Provision for income tax (expense) benefit...........                                   208
                                                                                     --------
Net income (loss)......................................                              $    839              $      839
                                                                                     ========              ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                             Corporate
                                              Benefit  Corporate
    At December 31, 2015            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  167,142 $  25,043 $  10,177 $  202,362
    Separate account assets...... $   98,502 $   3,233 $      -- $  101,735
    Separate account liabilities. $   98,502 $   3,233 $      -- $  101,735

                                                                   Operating Results
                                                        ---------------------------------------
                                                                  Corporate
                                                                   Benefit   Corporate                         Total
Year Ended December 31, 2014                             Retail  Funding (1)  & Other   Total   Adjustments Consolidated
------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums............................................... $  1,080  $   (26)   $     96  $  1,150 $        2  $     1,152
Universal life and investment-type product policy fees.    2,700        33        146     2,879        314        3,193
Net investment income..................................    1,960       896      (109)     2,747       (78)        2,669
Other revenues.........................................      532         5          1       538          1          539
Net investment gains (losses)..........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)..........................       --        --         --        --      (181)        (181)
                                                        --------  --------   --------  -------- ----------  -----------
  Total revenues.......................................    6,272       908        134     7,314      (411)        6,903
                                                        --------  --------   --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims.......................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances.....      943       116         --     1,059          3        1,062
Goodwill impairment....................................       --        --         --        --         33           33
Capitalization of DAC..................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA...........................      678         2         22       702        288          990
Interest expense on debt...............................        5        --         68        73         36          109
Other expenses.........................................    1,736        31        155     1,922         12        1,934
                                                        --------  --------   --------  -------- ----------  -----------
  Total expenses.......................................    4,909       538        243     5,690        923        6,613
                                                        --------  --------   --------  -------- ----------  -----------
Provision for income tax expense (benefit).............      341       125       (46)       420      (425)          (5)
                                                        --------  --------   --------  --------             -----------
Operating earnings..................................... $  1,022  $    245   $   (63)     1,204
                                                        ========  ========   ========
Adjustments to:
  Total revenues.......................................                                   (411)
  Total expenses.......................................                                   (923)
  Provision for income tax (expense) benefit...........                                     425
                                                                                       --------
Net income (loss)......................................                                $    295             $       295
                                                                                       ========             ===========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  173,657 $  25,312 $  6,894  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                        -----------------------------------------
                                                                   Corporate
                                                                    Benefit  Corporate                           Total
Year Ended December 31, 2013                              Retail    Funding   & Other    Total    Adjustments Consolidated
------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums............................................... $      469  $     92  $     36 $      597 $        92  $       689
Universal life and investment-type product policy fees.      2,648        35       179      2,862         268        3,130
Net investment income..................................      1,897       982       (9)      2,870         129        2,999
Other revenues.........................................        605         5        --        610          --          610
Net investment gains (losses)..........................         --        --        --         --          27           27
Net derivative gains (losses)..........................         --        --        --         --         441          441
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total revenues.......................................      5,619     1,114       206      6,939         957        7,896
                                                        ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims.......................      1,087       527        13      1,627       1,520        3,147
Interest credited to policyholder account balances.....      1,034       139        --      1,173         (5)        1,168
Goodwill impairment....................................         --        --        --         --          66           66
Capitalization of DAC..................................      (483)       (2)      (27)      (512)          --        (512)
Amortization of DAC and VOBA...........................        586         5         1        592       (387)          205
Interest expense on debt...............................          5        --        68         73         122          195
Other expenses.........................................      1,932        21        77      2,030          19        2,049
                                                        ----------  --------  -------- ---------- -----------  -----------
  Total expenses.......................................      4,161       690       132      4,983       1,335        6,318
                                                        ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit).............        441       147        24        612       (175)          437
                                                        ----------  --------  -------- ----------              -----------
Operating earnings..................................... $    1,017  $    277  $     50      1,344
                                                        ==========  ========  ========
Adjustments to:
  Total revenues.......................................                                       957
  Total expenses.......................................                                   (1,335)
  Provision for income tax (expense) benefit...........                                       175
                                                                                       ----------
Net income (loss)......................................                                $    1,141              $     1,141
                                                                                       ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                          Years Ended December 31,
                                         --------------------------
                                           2015     2014     2013
                                         -------- -------- --------
                                               (In millions)
            Annuities................... $  3,568 $  3,926 $  3,486
            Life insurance..............    1,176      953      937
            Accident & health insurance.      133        5        6
                                         -------- -------- --------
             Total...................... $  4,877 $  4,884 $  4,429
                                         ======== ======== ========

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2015, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2015      2014
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  45,953 $  42,974
                 Corporate Benefit Funding.    15,985    17,544
                 Corporate & Other.........     7,166     6,767
                                            --------- ---------
                  Total.................... $  69,104 $  67,285
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 3% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 6%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 6% of the Company's life insurance in-force at December 31, 2015 and 2014, respectively. Participating policies represented 43%, 39% and 36% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.

       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable Life
                                  Annuity Contracts          Contracts
                                  ----------------- ---------------------------
                                   GMDBs    GMIBs      Secondary Guarantees       Total
                                  ------- --------- --------------------------- ---------
                                                       (In millions)
Direct
Balance at January 1, 2013....... $   260 $   1,027         $             1,368 $   2,655
Incurred guaranteed benefits.....     166       128                         416       710
Paid guaranteed benefits.........    (22)        --                          --      (22)
                                  ------- --------- --------------------------- ---------
Balance at December 31, 2013.....     404     1,155                       1,784     3,343
Incurred guaranteed benefits (1).     231       285                         590     1,106
Paid guaranteed benefits.........    (24)        --                          --      (24)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     611     1,440                       2,374     4,425
Incurred guaranteed benefits.....     248       317                         413       978
Paid guaranteed benefits.........    (36)        --                          --      (36)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   823 $   1,757         $             2,787 $   5,367
                                  ======= =========         =================== =========
Net Ceded/(Assumed)
Balance at January 1, 2013....... $ (218) $   (134)         $               985 $     633
Incurred guaranteed benefits.....    (26)      (21)                         327       280
Paid guaranteed benefits.........      39        --                          --        39
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....   (205)     (155)                       1,312       952
Incurred guaranteed benefits (1).     175        98                         477       750
Paid guaranteed benefits.........       1        --                          --         1
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....    (29)      (57)                       1,789     1,703
Incurred guaranteed benefits.....      19       (9)                         362       372
Paid guaranteed benefits.........    (33)        --                          --      (33)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $  (43) $    (66)         $             2,151 $   2,042
                                  ======= =========         =================== =========
Net
Balance at January 1, 2013....... $   478 $   1,161         $               383 $   2,022
Incurred guaranteed benefits.....     192       149                          89       430
Paid guaranteed benefits.........    (61)        --                          --      (61)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2013.....     609     1,310                         472     2,391
Incurred guaranteed benefits (1).      56       187                         113       356
Paid guaranteed benefits.........    (25)        --                          --      (25)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2014.....     640     1,497                         585     2,722
Incurred guaranteed benefits.....     229       326                          51       606
Paid guaranteed benefits.........     (3)        --                          --       (3)
                                  ------- ---------         ------------------- ---------
Balance at December 31, 2015..... $   866 $   1,823         $               636 $   3,325
                                  ======= =========         =================== =========

--------
(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  Information regarding the Company's guarantee exposure was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2015                         2014
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................  $   103,830    $    58,615   $   112,298    $    64,550
Separate account value..................  $    98,897    $    57,284   $   107,261    $    63,206
Net amount at risk......................  $ 8,168 (4)    $ 2,088 (5)   $ 3,151 (4)    $ 1,297 (5)
Average attained age of contractholders.     66 years       66 years      65 years       65 years

                                                       December 31,
                                                  -----------------------
                                                     2015        2014
                                                  ----------- -----------
                                                   Secondary Guarantees
                                                  -----------------------
                                                       (In millions)
       Universal and Variable Life Contracts (1)
       Total account value (3)................... $     6,919 $     6,702
       Net amount at risk (6).................... $    90,940 $    91,204
       Average attained age of policyholders.....    59 years    59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)Includes direct business, but excludes offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

(3)Includes the contractholder's investments in the general account and separate account, if applicable.

(4)Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(6)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      --------------------
                                        2015       2014
                                      --------- ----------
                                         (In millions)
                     Fund Groupings:
                     Balanced........ $  49,870 $   55,287
                     Equity..........    41,269     43,430
                     Bond............     4,802      5,226
                     Money Market....       768        801
                                      --------- ----------
                      Total.......... $  96,709 $  104,744
                                      ========= ==========

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $13.0 billion, $12.2 billion and $10.9 billion, respectively, and repaid $14.4 billion, $13.9 billion and $11.7 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $2.2 billion and $3.5 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2015       2014
                                       ---------- ----------
                                           (In millions)
                   FHLB of Pittsburgh. $       85 $       24
                   FHLB of Boston..... $       36 $       55
                   FHLB of Des Moines. $        4 $       16

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                    Liability       Collateral
                                   ----------- ---------------------
                                             December 31,
                                   ---------------------------------
                                    2015  2014    2015       2014
                                   ------ ---- ---------- ----------
                                             (In millions)
           FHLB of Pittsburgh (1). $1,570 $185 $1,789 (2) $1,154 (2)
           FHLB of Boston (1)..... $  250 $575 $  311 (2) $  666 (2)
           FHLB of Des Moines (1). $   95 $405 $  147 (2) $  546 (2)
           Farmer Mac (3)......... $   -- $200 $       -- $      231

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2015      2014      2013
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,483  $  1,325  $  1,216
          Less: Reinsurance recoverables.    1,400     1,235     1,124
                                          --------  --------  --------
         Net balance at January 1,.......       83        90        92
                                          --------  --------  --------
         Incurred related to:
          Current year...................      105         3         5
          Prior years....................       --         2         4
                                          --------  --------  --------
            Total incurred...............      105         5         9
                                          --------  --------  --------
         Paid related to:
          Current year...................      (30)       --        --
          Prior years....................      (10)      (12)      (11)
                                          --------  --------  --------
            Total paid...................      (40)      (12)      (11)
                                          --------  --------  --------
         Net balance at December 31,.....      148        83        90
          Add: Reinsurance recoverables..    1,545     1,400     1,235
                                          --------  --------  --------
         Balance at December 31,......... $  1,693  $  1,483  $  1,325
                                          ========  ========  ========

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $101.5 billion and $108.7 billion at December 31, 2015 and 2014, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $189 million and $187 million at December 31, 2015 and 2014, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.56% and 2.52% at December 31, 2015 and 2014, respectively.

  For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2015      2014      2013
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,162  $  4,795  $  4,086
Capitalizations..................................................      325       279       512
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      188      (152)      219
 Other expenses..................................................     (639)     (699)     (287)
                                                                  --------  --------  --------
   Total amortization............................................     (451)     (851)      (68)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       95       (61)       83
Other (1)........................................................       --        --       182
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,131     4,162     4,795
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      728       896       718
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      (19)       (1)        5
 Other expenses..................................................     (125)     (138)     (142)
                                                                  --------  --------  --------
   Total amortization............................................     (144)     (139)     (137)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       94       (29)      315
                                                                  --------  --------  --------
Balance at December 31,..........................................      678       728       896
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,809  $  4,890  $  5,691
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified related to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represented the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2015     2014
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,694 $  4,824
                  Corporate Benefit Funding.        6        5
                  Corporate & Other.........      109       61
                                             -------- --------
                   Total.................... $  4,809 $  4,890
                                             ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2015     2014    2013
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  522   $  619  $  633
         Capitalization.......................      3        4       6
         Amortization.........................    (64)     (73)    (20)
         Unrealized investment gains (losses).     17      (28)     --
                                               ------   ------  ------
         Balance at December 31,.............. $  478   $  522  $  619
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  142   $  159  $  175
         Amortization.........................    (17)     (17)    (16)
                                               ------   ------  ------
         Balance at December 31,.............. $  125   $  142  $  159
                                               ======   ======  ======
         Accumulated amortization............. $  115   $   98  $   81
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2016.......................... $          122 $          12
          2017.......................... $          100 $          11
          2018.......................... $           83 $          10
          2019.......................... $           69 $           9
          2020.......................... $           54 $           8

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off long-term care and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both affiliated and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2015 and 2014, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2015      2014      2013
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,281  $  2,226  $  1,590
Reinsurance assumed...........................................      297        94        73
Reinsurance ceded.............................................   (1,145)   (1,168)     (974)
                                                               --------  --------  --------
   Net premiums............................................... $  1,433  $  1,152  $    689
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,607  $  3,610  $  3,492
Reinsurance assumed...........................................      142       398       398
Reinsurance ceded.............................................     (809)     (815)     (760)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  2,940  $  3,193  $  3,130
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    258  $    259  $    284
Reinsurance assumed...........................................       --        28         1
Reinsurance ceded.............................................      246       252       325
                                                               --------  --------  --------
   Net other revenues......................................... $    504  $    539  $    610
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,807  $  4,797  $  4,693
Reinsurance assumed...........................................      305       263       149
Reinsurance ceded.............................................   (2,416)   (2,296)   (1,695)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,696  $  2,764  $  3,147
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,104  $  1,125  $  1,202
Reinsurance assumed...........................................       78        76        91
Reinsurance ceded.............................................     (145)     (139)     (125)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,037  $  1,062  $  1,168
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,142  $  2,524  $  1,861
Reinsurance assumed...........................................       55       106        19
Reinsurance ceded.............................................      120       124        57
                                                               --------  --------  --------
   Net other expenses......................................... $  2,317  $  2,754  $  1,937
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2015                             2014
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   630  $  162 $21,459  $22,251 $   516  $   57 $20,986  $21,559
Deferred policy acquisition costs and
 value of business acquired...........   5,467     219    (877)   4,809   5,367     246    (723)   4,890
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 6,097  $  381 $20,582  $27,060 $ 5,883  $  303 $20,263  $26,449
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $28,670  $1,294 $   (70) $29,894 $27,242  $1,237 $    --  $28,479
Policyholder account balances.........  34,764     897      --   35,661  34,659     827      --   35,486
Other policy-related balances.........     990   1,804     755    3,549     866   1,691     763    3,320
Other liabilities.....................   2,566      86   5,030    7,682   2,469      63   5,412    7,944
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $66,990  $4,081 $ 5,715  $76,786 $65,236  $3,818 $ 6,175  $75,229
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.0 billion and $6.2 billion at December 31, 2015 and 2014, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2015 and 2014.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe Limited, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company and American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               --------------------------
                                                                 2015      2014     2013
                                                               --------  -------  -------
                                                                      (In millions)
Premiums
Reinsurance assumed........................................... $    227  $    55  $    28
Reinsurance ceded.............................................     (783)    (830)    (638)
                                                               --------  -------  -------
   Net premiums............................................... $   (556) $  (775) $  (610)
                                                               ========  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $    142  $   291  $   259
Reinsurance ceded.............................................     (299)    (361)    (344)
                                                               --------  -------  -------
   Net universal life and investment-type product policy fees. $   (157) $   (70) $   (85)
                                                               ========  =======  =======
Other revenues
Reinsurance assumed........................................... $     --  $    28  $     1
Reinsurance ceded.............................................      246      252      325
                                                               --------  -------  -------
   Net other revenues......................................... $    246  $   280  $   326
                                                               ========  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $    255  $   229  $   137
Reinsurance ceded.............................................     (925)    (942)    (673)
                                                               --------  -------  -------
   Net policyholder benefits and claims....................... $   (670) $  (713) $  (536)
                                                               ========  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $     78  $    76  $    91
Reinsurance ceded.............................................     (145)    (139)    (125)
                                                               --------  -------  -------
   Net interest credited to policyholder account balances..... $    (67) $   (63) $   (34)
                                                               ========  =======  =======
Other expenses
Reinsurance assumed........................................... $     65  $    92  $    33
Reinsurance ceded.............................................      146      156       94
                                                               --------  -------  -------
   Net other expenses......................................... $    211  $   248  $   127
                                                               ========  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                   December 31,
                                                         --------------------------------
                                                               2015             2014
                                                         ---------------  ---------------
                                                         Assumed  Ceded   Assumed  Ceded
                                                         ------- -------  ------- -------
                                                                   (In millions)
Assets
Premiums, reinsurance and other receivables.............  $  129 $12,746   $   45 $12,718
Deferred policy acquisition costs and value of business
  acquired..............................................     120    (861)     164    (707)
                                                         ------- -------  ------- -------
 Total assets...........................................  $  249 $11,885   $  209 $12,011
                                                         ======= =======  ======= =======
Liabilities
Future policy benefits..................................  $  630 $   (70)  $  593 $    --
Policyholder account balances...........................     897      --      827      --
Other policy-related balances...........................   1,785     755    1,689     763
Other liabilities.......................................      27   4,691       16   5,109
                                                         ------- -------  ------- -------
 Total liabilities......................................  $3,339 $ 5,376   $3,125 $ 5,872
                                                         ======= =======  ======= =======

  The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $244 million and $382 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with these embedded derivatives were $137 million, ($348) million and $518 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $897 million and $827 million at December 31, 2015 and 2014, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($59) million, ($541) million and $2.1 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

  In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $126 million at December 31, 2015. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $79 million at December 31, 2015. The Company's consolidated statement of operations and comprehensive income (loss) includes no income for the year ended December 31, 2015.

  In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $81 million and $54 million at December 31, 2015 and 2014, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $23 million and $118 million at December 31, 2015 and 2014, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $17 million, and less than $1 million for the years ended December 31, 2015 and 2014, respectively.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In January 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to this agreement is included within policyholder account balances and was $4 million at both December 31, 2015 and 2014. Net derivative gains (losses) associated with the embedded derivative were less than $1 million and $4 million for the years ended December 31, 2015 and 2014, respectively.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.3 billion and $6.2 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2015 and 2014, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $5.8 billion and $6.0 billion at December 31, 2015 and 2014, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2015 and 2014.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                          December 31, 2015                             December 31, 2014
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                              Gross Unrealized
                             Cost or  -----------------------              Cost or  -----------------------
                            Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI   Estimated
                              Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses  Fair Value
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate.............   $16,160 $  979      $393    $--     $16,746   $15,286 $1,635      $119    $--     $16,802
U.S. Treasury and
 agency....................    12,562  1,297        53     --      13,806    14,147  1,686         7     --      15,826
RMBS.......................     8,391    201        95     19       8,478     5,858    291        33     35       6,081
Foreign corporate..........     4,995    153       194     --       4,954     5,162    310        58     --       5,414
State and political
 subdivision...............     2,398    321        13      1       2,705     2,180    413         1     --       2,592
ABS........................     2,694     14        34     --       2,674     1,546     26        10     --       1,562
CMBS (1)...................     2,303     20        23     (1)      2,301     1,637     45         4     (1)      1,679
Foreign government.........       651    104        10     --         745       607    136         2     --         741
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total fixed maturity
  securities...............   $50,154 $3,089      $815    $19     $52,409   $46,423 $4,542      $234    $34     $50,697
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========
Equity securities
Non-redeemable preferred
 stock.....................   $   217 $   16      $  9    $--     $   224   $   224 $    9      $  7    $--     $   226
Common stock...............       167     23         5     --         185       176     60         3     --         233
                            --------- ------ --------- ------  ---------- --------- ------ --------- ------  ----------
 Total equity securities...   $   384 $   39      $ 14    $--     $   409   $   400 $   69      $ 10    $--     $   459
                            ========= ====== ========= ======  ========== ========= ====== ========= ======  ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2015 and 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $11 million and $14 million with unrealized gains (losses) of $1 million and $4 million at December 31, 2015 and 2014, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2015:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......       $2,667        $9,375         $7,815       $16,909    $13,388     $50,154
Estimated fair value.       $2,677        $9,667         $7,840       $18,772    $13,453     $52,409

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities (RMBS, ABS and CMBS) are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2015                         December 31, 2014
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................ $   4,569     $  278 $     571     $  115  $  1,346     $   45  $    685     $   74
U.S. Treasury and agency......     4,037         53        --         --     4,067          5       163          2
RMBS..........................     4,305         73       495         41       684         26       530         42
Foreign corporate.............     1,650         96       605         98     1,031         49       133          9
State and political
 subdivision..................       373         12        19          2        11         --        24          1
ABS...........................     1,818         28       194          6       334          2       231          8
CMBS..........................     1,346         21        44          1       124          1        78          2
Foreign government............       130          9         6          1        27          1         9          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities.................. $  18,228     $  570 $   1,934     $  264  $  7,624     $  129  $  1,853     $  139
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Non-redeemable preferred stock $      25     $    1 $      40     $    8  $     28     $    1  $     44     $    6
Common stock..................         6          5         1         --        11          3        --         --
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities...... $      31     $    6 $      41     $    8  $     39     $    4  $     44     $    6
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..     1,850                  394                  752                  333
                               =========            =========            =========            =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2015. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $566 million during the year ended December 31, 2015 to $834 million. The increase in gross unrealized losses for the year ended December 31, 2015 was primarily attributable to widening credit spreads, an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

    At December 31, 2015, $68 million of the total $834 million of gross unrealized losses were from 21 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $48 million, or 71%, were related to gross unrealized losses on 11 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $68 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 29%, were related to gross unrealized losses on 10 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $4 million during the year ended December 31, 2015 to $14 million. Of the $14 million, $5 million were from two securities with gross unrealized losses of 20% or more of cost for 12 months or greater. Of the $5 million, 40% were rated A or better, and all were from financial services industry investment grade non-redeemable preferred stock.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                ---------------------------------------------
                                                         2015                   2014
                                                ---------------------- ----------------------
                                                  Carrying     % of      Carrying     % of
                                                    Value      Total       Value      Total
                                                ------------- -------- ------------- --------
                                                (In millions)          (In millions)
Mortgage loans
 Commercial....................................   $  5,331       73.4%   $  4,281       73.3%
 Agricultural..................................      1,460        20.1      1,303        22.3
 Residential...................................        335         4.6         --          --
                                                ------------- -------- ------------- --------
   Subtotal....................................      7,126        98.1      5,584        95.6
 Valuation allowances..........................       (36)       (0.5)       (25)       (0.4)
                                                ------------- -------- ------------- --------
   Subtotal mortgage loans, net................      7,090        97.6      5,559        95.2
 Commercial mortgage loans held by CSEs -- FVO.        172         2.4        280         4.8
                                                ------------- -------- ------------- --------
     Total mortgage loans, net.................   $  7,262      100.0%   $  5,839      100.0%
                                                ============= ======== ============= ========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2015, 2014 and 2013 were $2.0 billion, $360 million and $787 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $973 million, $1.0 billion and $1.5 billion during the years ended December 31, 2015, 2014 and 2013, respectively.

    Purchases of mortgage loans from third parties were $346 million and $0 for the years ended December 31, 2015 and 2014, respectively.

    See "-- Variable Interest Entities" for discussion of "CSEs."

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs -- FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                                             Evaluated Collectively for
                                 Evaluated Individually for Credit Losses                        Credit Losses
                   ------------------------------------------------------------------------- --------------------------
                      Impaired Loans with a Valuation     Impaired Loans without a Valuation
                                 Allowance                          Allowance
                   -------------------------------------- ----------------------------------

                   Unpaid Principal  Recorded  Valuation  Unpaid Principal     Recorded       Recorded     Valuation
                       Balance      Investment Allowances     Balance         Investment     Investment    Allowances
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
                                                                             (In millions)
December 31, 2015
Commercial........            $  --      $  --     $   --           $   --          $   --    $   5,331        $   28
Agricultural......                4          3         --               --              --        1,457             5
Residential.......               --         --         --               --              --          335             3
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   7,123        $   36
                   ================ ========== ========== ================   =============   ==========    ==========
December 31, 2014
Commercial........            $  --      $  --     $   --           $   --          $   --    $   4,281        $   21
Agricultural......                4          3         --               --              --        1,300             4
Residential.......               --         --         --               --              --           --            --
                   ---------------- ---------- ---------- ----------------   -------------   ----------    ----------
Total.............            $   4      $   3     $   --           $   --          $   --    $   5,581        $   25
                   ================ ========== ========== ================   =============   ==========    ==========

                     Impaired Loans
                   -------------------



                             Average
                   Carrying  Recorded
                    Value   Investment
                   -------- ----------

December 31, 2015
Commercial........    $  --     $   --
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $    3
                   ======== ==========
December 31, 2014
Commercial........    $  --     $   43
Agricultural......        3          3
Residential.......       --         --
                   -------- ----------
Total.............    $   3     $   46
                   ======== ==========

   The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $73 million, $2 million and $0, respectively, for the year ended December 31, 2013.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial Agricultural Residential Total
                                  ---------- ------------ ----------- -----
                                                  (In millions)
    Balance at January 1, 2013...      $  34          $ 3         $-- $  37
    Provision (release)..........        (3)            1          --   (2)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2013.         31            4          --    35
    Provision (release)..........       (10)           --          --  (10)
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2014.         21            4          --    25
    Provision (release)..........          7            1           3    11
                                  ---------- ------------ ----------- -----
    Balance at December 31, 2015.      $  28          $ 5         $ 3 $  36
                                  ========== ============ =========== =====

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience of affiliates of the Company. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans was as follows at:

                                   Recorded Investment
                      ----------------------------------------------
                       Debt Service Coverage Ratios                    Estimated
                      ------------------------------          % of       Fair      % of
                      > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                      -------- ------------- ------- -------- ------ ------------- ------
                                   (In millions)                     (In millions)
December 31, 2015
Loan-to-value ratios
Less than 65%........ $  4,659    $  151     $   100 $  4,910  92.1%   $  5,124     92.6%
65% to 75%...........      330        --           8      338    6.3        330       6.0
76% to 80%...........       --        --          --       --     --         --        --
Greater than 80%.....       44        25          14       83    1.6         80       1.4
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  5,033    $  176     $   122 $  5,331 100.0%   $  5,534    100.0%
                      ======== ============= ======= ======== ====== ============= ======
December 31, 2014
Loan-to-value ratios
Less than 65%........ $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%...........      113        14          --      127    3.0        134       2.9
76% to 80%...........        9        --          --        9    0.2         10       0.2
Greater than 80%.....       45        26          14       85    2.0         83       1.8
                      -------- ------------- ------- -------- ------ ------------- ------
 Total............... $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                      ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            ---------------------------------------------
                                     2015                   2014
                            ---------------------- ----------------------
                              Recorded     % of      Recorded     % of
                             Investment    Total    Investment    Total
                            ------------- -------- ------------- --------
                            (In millions)          (In millions)
      Loan-to-value ratios
      Less than 65%........   $  1,366       93.6%   $  1,239       95.1%
      65% to 75%...........         94         6.4         64         4.9
                            ------------- -------- ------------- --------
       Total...............   $  1,460      100.0%   $  1,303      100.0%
                            ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.5 billion and $1.4 billion at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Residential Mortgage Loans

  As of December 31, 2015, the Company had residential mortgage loans with a recorded investment of $335 million, $331 million of which was classified as performing. The estimated fair value of all residential mortgage loans was $345 million at December 31, 2015. The Company did not hold any residential mortgage loans at December 31, 2014.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2015 and 2014. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in non-accrual status at either December 31, 2015, or 2014. The recorded investment of residential mortgage loans past due and in non-accrual status was $4 million at December 31, 2015.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended
December 31, 2015 and 2014, there were no mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, operating joint venture, tax credit and renewable energy partnerships and leveraged leases.

 Tax Credit Partnerships

  The carrying value of tax credit partnerships was $42 million and $39 million at December 31, 2015 and 2014, respectively. Net investment income (loss) from tax credit partnerships were ($1) million, $3 million, and ($1) million for the years ended December 31, 2015, 2014 and 2013, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2015      2014
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      90 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       104       106
Unearned income.....................................................      (33)      (34)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      72
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 17 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2015 and 2014, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $76 million and $71 million at December 31, 2015 and 2014, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.1 billion and $681 million at December 31, 2015 and 2014, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        -----------------------------
                                                                          2015       2014       2013
                                                                        -------- ------------- ------
                                                                                 (In millions)
Fixed maturity securities.............................................. $  2,265   $  4,311    $1,884
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (19)       (34)      (45)
                                                                        -------- ------------- ------
 Total fixed maturity securities.......................................    2,246      4,277     1,839
Equity securities......................................................       54         69        13
Derivatives............................................................      368        282        38
Other..................................................................       78          9      (71)
                                                                        -------- ------------- ------
 Subtotal..............................................................    2,746      4,637     1,819
                                                                        -------- ------------- ------
Amounts allocated from:
 Future policy benefits................................................     (56)      (503)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        (2)        --
 DAC, VOBA and DSI.....................................................    (198)      (403)     (287)
                                                                        -------- ------------- ------
   Subtotal............................................................    (255)      (908)     (287)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................        7         12        15
Deferred income tax benefit (expense)..................................    (844)    (1,308)     (606)
                                                                        -------- ------------- ------
 Net unrealized investment gains (losses).............................. $  1,654   $  2,433    $  941
                                                                        ======== ============= ======

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                            2015         2014
                                                         -----------  ----------
                                                             (In millions)
Balance at January 1,................................... $      (34)  $     (45)
Noncredit OTTI losses and subsequent changes recognized.           9           6
Securities sold with previous noncredit OTTI loss.......          17           9
Subsequent changes in estimated fair value..............        (11)         (4)
                                                         -----------  ----------
Balance at December 31,................................. $      (19)  $     (34)
                                                         ===========  ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2015      2014      2013
                                                                    ---------- -------- ----------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,433 $    941 $    2,569
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         15       11         25
Unrealized investment gains (losses) during the year...............    (1,906)    2,807    (3,601)
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................        447    (503)        740
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................          1      (2)        (5)
 DAC, VOBA and DSI.................................................        205    (116)        403
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (5)      (3)        (7)
 Deferred income tax benefit (expense).............................        464    (702)        817
                                                                    ---------- -------- ----------
Balance at December 31,............................................ $    1,654 $  2,433 $      941
                                                                    ========== ======== ==========
 Change in net unrealized investment gains (losses)................ $    (779) $  1,492 $  (1,628)
                                                                    ========== ======== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2015 and 2014.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2015       2014
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    8,047 $    5,748
  Estimated fair value.................................. $    8,830 $    6,703
 Cash collateral on deposit from counterparties (2)..... $    8,981 $    6,781
 Security collateral on deposit from counterparties (3). $       23 $       60
 Reinvestment portfolio -- estimated fair value......... $    8,938 $    6,846

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                           December 31, 2015
                                     --------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total   % of Total
                                      ----------   ---------------    -------------   --------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,631      $    3,140        $    1,338     $   7,109    79.1%
Agency RMBS.........................         --             939               579         1,518    16.9
U.S. corporate......................          9             302                --           311     3.5
Foreign government..................          1              42                --            43     0.5
Foreign corporate...................         --              --                --            --      --
                                      ----------     ----------        ----------     ---------   -----
 Total.............................. $    2,641      $    4,423        $    1,917     $   8,981   100.0%
                                      ==========     ==========        ==========     =========   =====

                                                           December 31, 2014
                                     ---------------------------------------------------------------------
                                     Remaining Tenor of Securities Lending Agreements
                                     ------------------------------------------------
                                      Open (1)     1 Month or Less    1 to 6 Months     Total    % of Total
                                      ----------   ---------------    -------------   ---------- ----------
                                                             (In millions)
Cash collateral liability by loaned
  security type
U.S. Treasury and agency............ $    2,618      $    2,611         $    822      $    6,051    89.2%
Agency RMBS.........................         --              95              542             637     9.4
U.S. corporate......................          7              35               --              42     0.6
Foreign government..................          7              --               --               7     0.1
Foreign corporate...................         22              22               --              44     0.7
                                      ----------     ----------         --------      ----------   -----
 Total.............................. $    2,654      $    2,763         $  1,364      $    6,781   100.0%
                                      ==========     ==========         ========      ==========   =====

--------

(1)The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2015 was $2.6 billion, over 99% of which were U.S. Treasury and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. Treasury and agency, ABS, non-agency RMBS and U.S. corporate securities) with 51% invested in agency RMBS, U.S. Treasury and agency, cash equivalents, short-term investments or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2015       2014
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,245 $    7,334
Invested assets held in trust (reinsurance agreements) (2)..................        952        936
Invested assets pledged as collateral (3)...................................      2,801      3,174
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   10,998 $   11,444
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in 2014 in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2015       2014
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $    1,224 $      653
     Carrying value (2)............................. $      911 $      504

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      785   $      102
  Cash flows expected to be collected (1).............. $      698   $       78
  Fair value of investments acquired................... $      512   $       54

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2015         2014
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      251   $      315
   Investments purchased...............................        186           24
   Accretion recognized in earnings....................       (48)         (25)
   Disposals...........................................        (8)         (13)
   Reclassification (to) from nonaccretable difference.         19         (50)
                                                        ----------   ----------
   Accretable yield, December 31,...................... $      400   $      251
                                                        ==========   ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2015. The Company's maximum exposure to loss related to these equity method investments is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

limited to the carrying value of these investments plus unfunded commitments of $791 million at December 31, 2015. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the three most recent annual periods: 2015, 2014 and 2013. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2015, 2014 and 2013. Aggregate total assets of these entities totaled $294.3 billion and $264.7 billion at December 31, 2015 and 2014, respectively. Aggregate total liabilities of these entities totaled $46.3 billion and $23.2 billion at December 31, 2015 and 2014, respectively. Aggregate net income (loss) of these entities totaled $13.7 billion, $25.1 billion and $20.9 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2015 and 2014.

                                                        December 31,
                                                      -----------------
                                                        2015     2014
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    172 $    280
          Accrued investment income..................        1        2
                                                      -------- --------
            Total assets............................. $    173 $    282
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $     48 $    139
          Other liabilities..........................        1        1
                                                      -------- --------
            Total liabilities........................ $     49 $    140
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $105 million and $123 million at estimated fair value at December 31, 2015 and 2014, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $8 million, $36 million and $122 million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2015                  2014
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $  13,453  $  13,453  $   9,322  $   9,322
 U.S. and foreign corporate.....................       461        461        526        526
Other limited partnership interests.............     1,367      1,647      1,774      2,162
Other investments (3)...........................        92        100        103        117
                                                 --------- ----------- --------- -----------
   Total........................................ $  15,373  $  15,661  $  11,725  $  12,127
                                                 ========= =========== ========= ===========

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million at both December 31, 2015 and 2014. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of real estate joint ventures, other invested assets and non-redeemable preferred stock.

  As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2015, 2014 and 2013.

Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2015     2014    2013
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $2,010   $1,954  $2,235
  Equity securities.......................................     18       17      13
  Mortgage loans..........................................    360      337     360
  Policy loans............................................     54       59      57
  Real estate and real estate joint ventures..............    108       80      56
  Other limited partnership interests.....................    134      266     270
  Cash, cash equivalents and short-term investments.......      8        5       7
  Operating joint venture.................................     11        2     (5)
  Other...................................................     11        3     (2)
                                                            ------  ------  ------
    Subtotal..............................................  2,714    2,723   2,991
  Less: Investment expenses...............................    115      103     124
                                                            ------  ------  ------
    Subtotal, net.........................................  2,599    2,620   2,867
 FVO CSEs -- interest income -- commercial mortgage loans.     16       49     132
                                                            ------  ------  ------
    Subtotal..............................................     16       49     132
                                                            ------  ------  ------
      Net investment income............................... $2,615   $2,669  $2,999
                                                            ======  ======  ======

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                         2015      2014     2013
                                                                         -----    ------    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Consumer........................................................... $ (8)    $  (2)    $  --
     Industrial.........................................................   (3)        --       --
     Transportation.....................................................    --       (2)      (3)
     Finance............................................................    --        --      (3)
                                                                         -----    ------    -----
       Total U.S. and foreign corporate securities......................  (11)       (4)      (6)
   RMBS.................................................................  (14)       (8)     (14)
                                                                         -----    ------    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................  (25)      (12)     (20)
 Fixed maturity securities -- net gains (losses) on sales and disposals.  (34)        26       61
                                                                         -----    ------    -----
   Total gains (losses) on fixed maturity securities....................  (59)        14       41
                                                                         -----    ------    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Common stock.........................................................   (3)       (7)      (2)
   Non-redeemable preferred stock.......................................    --       (8)      (3)
                                                                         -----    ------    -----
       OTTI losses on equity securities recognized in earnings..........   (3)      (15)      (5)
 Equity securities -- net gains (losses) on sales and disposals.........    18        14       10
                                                                         -----    ------    -----
   Total gains (losses) on equity securities............................    15       (1)        5
                                                                         -----    ------    -----
 Mortgage loans.........................................................  (11)        17        5
 Real estate and real estate joint ventures.............................    98       (4)        2
 Other limited partnership interests....................................   (1)       (9)      (6)
 Other..................................................................   (2)        43      (2)
                                                                         -----    ------    -----
     Subtotal...........................................................    40        60       45
                                                                         -----    ------    -----
FVO CSEs:
   Commercial mortgage loans............................................   (7)      (13)     (56)
   Long-term debt -- related to commercial mortgage loans...............     4        19       88
Non-investment portfolio gains (losses) (1).............................   (1)     (535)     (50)
                                                                         -----    ------    -----
     Subtotal...........................................................   (4)     (529)     (18)
                                                                         -----    ------    -----
       Total net investment gains (losses).............................. $  36    $(469)    $  27
                                                                         =====    ======    =====

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($6) million, $66 million and ($59) million for the years ended December 31, 2015, 2014 and 2013, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                             Years Ended December 31,
                                --------------------------------------------------
                                  2015     2014     2013    2015    2014    2013
                                -------- -------- -------- ------- ------- -------
                                Fixed Maturity Securities     Equity Securities
                                -------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 29,937 $ 14,649 $ 11,719 $    80 $    57 $    75
                                ======== ======== ======== ======= ======= =======
Gross investment gains......... $    165 $     84 $    194 $    25 $    15 $    18
Gross investment losses........    (199)     (58)    (133)     (7)     (1)     (8)
OTTI losses....................     (25)     (12)     (20)     (3)    (15)     (5)
                                -------- -------- -------- ------- ------- -------
 Net investment gains (losses). $   (59) $     14 $     41 $    15 $   (1) $     5
                                ======== ======== ======== ======= ======= =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2015          2014
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          57 $          59
Additions:
 Initial impairments -- credit loss OTTI on securities not previously
   impaired............................................................             1            --
 Additional impairments -- credit loss OTTI on securities previously
   impaired............................................................            11             7
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................          (14)           (9)
 Increase in cash flows -- accretion of previous credit loss OTTI......           (3)            --
                                                                        ------------- -------------
Balance at December 31,................................................ $          52 $          57
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                       Years Ended December 31,
                                                                     ----------------------------
                                                                       2015      2014      2013
                                                                     -------- ---------- --------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    185 $    1,441 $    874
Amortized cost of invested assets transferred to affiliates......... $    169 $    1,362 $    827
Net investment gains (losses) recognized on transfers............... $     16 $       79 $     47
Estimated fair value of invested assets transferred from affiliates. $    928 $      132 $    834

  In 2013, prior to the Mergers, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above. See Note 3 for additional information on the Mergers.

  In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million and $28 million for the years ended December 31, 2014 and 2013, respectively.

  The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million, $34 million and $16 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million, $62 million, and $76 million for years ended December 31, 2015, 2014 and 2013, respectively. The Company also had affiliated net investment income of less than $1 million for both the years ended December 31, 2015 and 2014 and $1 million for the year ended December 31, 2013.

  See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in nonqualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

 the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2015                            2014
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      420 $     38  $      1   $      379 $     33  $      2
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        230       60        --          369       81        --
  Interest rate forwards.. Interest rate....................         35        8        --          155       45        --
  Foreign currency swaps.. Foreign currency exchange rate...        937      126         3          728       56         9
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,202      194         3        1,252      182         9
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,622      232         4        1,631      215        11
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps....... Interest rate....................     23,134    1,804       638       25,919    1,709       601
Interest rate floors...... Interest rate....................      7,036       33        24       16,404       83        69
Interest rate caps........ Interest rate....................     13,792       38        --        7,901       11        --
Interest rate futures..... Interest rate....................        630        2        --          325        1        --
Interest rate options..... Interest rate....................     18,620      472         5       29,870      446        16
Foreign currency swaps.... Foreign currency exchange rate...        659       75        --          672       59         4
Foreign currency forwards. Foreign currency exchange rate...        185        4         1           48        3        --
Credit default
 swaps -- purchased....... Credit...........................         21       --        --           45       --         1
Credit default
 swaps -- written......... Credit...........................      2,093       13         1        1,924       29         1
Equity futures............ Equity market....................      3,669       37        --        3,086       34        --
Equity index options...... Equity market....................     44,035    1,032       626       27,212      854       613
Equity variance swaps..... Equity market....................     14,866      120       434       15,433      120       435
TRRs...................... Equity market....................      2,814       31        49        2,332       12        67
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or nonqualifying derivatives.....       131,554    3,661     1,778      131,171    3,361     1,807
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  133,176 $  3,893  $  1,782   $  132,802 $  3,576  $  1,818
                                                             ========== ========  ========   ========== ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2015 and 2014. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2015    2014     2013
                                                         ------ -------- --------
                                                              (In millions)
Freestanding derivatives and hedging gains (losses) (1). $(154) $    868 $(5,826)
Embedded derivatives gains (losses).....................  (270)  (1,049)    6,267
                                                         ------ -------- --------
 Total net derivative gains (losses).................... $(424) $  (181) $    441
                                                         ====== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                          Years Ended December 31,
                                                          ------------------------
                                                          2015    2014     2013
                                                          ----    ----    ------
                                                           (In millions)
     Qualifying hedges:
      Net investment income.............................. $ 11    $  4    $    2
      Interest credited to policyholder account balances.  (2)     (1)         2
     Nonqualifying hedges:
      Net derivative gains (losses)......................  360     273     (157)
      Policyholder benefits and claims...................   14      32     (292)
                                                          ----    ----    ------
        Total............................................ $383    $308    $(445)
                                                          ====    ====    ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                  Net          Net     Policyholder
                                               Derivative   Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2015
 Interest rate derivatives..................       $   (67)       $ --       $    5
 Foreign currency exchange rate derivatives.             42         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............           (14)         --           --
 Equity derivatives.........................          (476)        (4)         (25)
                                             -------------- ---------- ------------
   Total....................................       $  (515)       $(4)       $ (20)
                                             ============== ========== ============
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                             Net Derivative  Net Derivative Ineffectiveness
                                                             Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value     Hedged Items in Fair Value       Recognized    Recognized for Net Derivative
Hedging Relationships           Hedging Relationships        for Derivatives  Hedged Items  Gains (Losses)
-------------------------  --------------------------------- --------------- -------------- ---------------
                                                                             (In millions)
Year Ended December 31, 2015
Interest rate swaps:       Fixed maturity securities........    $          1  $           1   $           2
                           Policyholder liabilities (1).....               2            (2)              --
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $          3  $         (1)   $           2
                                                                ============  =============   =============
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities........    $          1  $         (1)   $          --
                           Policyholder liabilities (1).....              32           (31)               1
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............              --             --              --
                                                                ------------  -------------   -------------
  Total...................................................      $         33  $        (32)   $           1
                                                                ============  =============   =============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities........    $          7  $         (9)   $         (2)
                           Policyholder liabilities (1).....            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated policyholder
                           account balances (2).............               2            (2)              --
                                                                ------------  -------------   -------------
  Total...................................................      $       (21)  $          17   $         (4)
                                                                ============  =============   =============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $3 million for the year ended December 31, 2015 and not significant for both the years ended December 31, 2014 and 2013.

  At December 31, 2015 and 2014, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed four years and five years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2015 and 2014, the balance in AOCI associated with cash flow hedges was $368 million and $282 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location       Amount and Location
                            Amount of Gains          of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  -------------------- ----------------------------- ----------------------
                          (Effective Portion)       (Effective Portion)      (Ineffective Portion)
                          -------------------- ----------------------------- ----------------------
                                               Net Derivative Net Investment    Net Derivative
                                               Gains (Losses)     Income        Gains (Losses)
                                               -------------- -------------- ----------------------
                                                       (In millions)
Year Ended December 31, 2015
Interest rate swaps...... $                 15  $         1    $          1  $                    1
Interest rate forwards...                    1            2               2                      --
Foreign currency swaps...                   76           --              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                 92  $         3    $          3  $                    1
                          ==================== ============== ============== ======================
Year Ended December 31, 2014
Interest rate swaps...... $                131  $         1    $          1  $                   --
Interest rate forwards...                   55            1               1                      --
Foreign currency swaps...                   56          (6)              --                      --
Credit forwards..........                   --           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $                242  $       (4)    $          2  $                   --
                          ==================== ============== ============== ======================
Year Ended December 31, 2013
Interest rate swaps...... $              (120)  $        --    $          1  $                   --
Interest rate forwards...                 (57)            9               1                      --
Foreign currency swaps...                 (17)           --              --                       1
Credit forwards..........                  (1)           --              --                      --
                          -------------------- -------------- -------------- ----------------------
  Total.................. $              (195)  $         9    $          2  $                    1
                          ==================== ============== ============== ======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2015, $27 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $1.9 billion at December 31, 2015 and 2014, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2015 and 2014, the Company would have received $12 million and $28 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2015                                     2014
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps         Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate).......... $       1   $         207            1.5 $       2   $          155           2.1
Credit default swaps
  referencing indices........         1             219            4.0         1              134           1.3
                              ---------   -------------                ---------   --------------
 Subtotal....................         2             426            2.8         3              289           1.7
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         2             409            1.6         5              454           2.3
Credit default swaps
  referencing indices........         8           1,222            4.8        18            1,145           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        10           1,631            4.0        23            1,599           4.2
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................        --              36            5.0         2               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      12   $       2,093            3.8 $      28   $        1,924           3.8
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                December 31,
                                                                  -----------------------------------------
                                                                          2015                 2014
                                                                  -------------------- --------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,870  $  1,725   $  3,554  $  1,767
  OTC-cleared (1)................................................       78        78         75        73
  Exchange-traded................................................       39        --         35        --
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,987     1,803      3,664     1,840
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,987     1,803      3,664     1,840
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,577)   (1,577)    (1,592)   (1,592)
  OTC-cleared....................................................     (70)      (70)       (54)      (54)
  Exchange-traded................................................       --        --         --        --
 Cash collateral: (3), (4)
  OTC-bilateral..................................................  (1,605)        --      (753)        --
  OTC-cleared....................................................      (8)       (8)       (21)      (18)
  Exchange-traded................................................       --        --         --        --
 Securities collateral: (5)
  OTC-bilateral..................................................    (552)     (148)    (1,152)     (175)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --        --
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $    175  $     --   $     92  $      1
                                                                  ======== =========== ======== ===========

--------

(1)At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $94 million and $88 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $21 million and $22 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $121 million at December 31, 2015 and 2014, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $1 million and $33 million (including $0 and $33 million off-balance sheet cash collateral held in separate custodial accounts), respectively, and provided excess cash collateral of $62 million and $30 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $0 and $122 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $36 million and $17 million, respectively, for its OTC-bilateral derivatives, $34 million and $37 million, respectively, for its OTC-cleared derivatives, and $156 million and $165 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of MetLife Insurance Company USA and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both MetLife Insurance Company USA and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

balance sheet location of the collateral pledged. The table also presents the incremental collateral that MetLife Insurance Company USA would be required to provide if there was a one-notch downgrade in MetLife Insurance Company USA's financial strength rating at the reporting date or if MetLife Insurance Company USA's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                December 31,
                                                                          -------------------------
                                                                              2015         2014
                                                                          ------------ ------------
                                                                                (In millions)
Estimated fair value of derivatives in a net liability position (1)...... $        148 $        175
Estimated Fair Value of Collateral Provided
 Fixed maturity securities............................................... $        179 $        192
 Cash.................................................................... $         -- $         --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating........................ $         -- $         --
 Downgrade in financial strength rating to a level that triggers full
   overnight collateralization or termination of the derivative position. $         -- $         --

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  ------------------
                                        Balance Sheet Location      2015      2014
                                       -------------------------- --------- --------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $     242 $    217
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....        35       53
  Options embedded in debt or equity
   securities......................... Investments...............      (63)     (48)
                                                                  --------- --------
   Net embedded derivatives within asset host contracts.......    $     214 $    222
                                                                  ========= ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. Policyholder account
                                       balances.................. $     177 $  (609)
  Assumed guaranteed minimum benefits. Policyholder account
                                       balances..................       897      827
  Funds withheld on ceded reinsurance. Other liabilities.........       244      382
  Other............................... Policyholder account
                                       balances..................         6       17
                                                                  --------- --------
   Net embedded derivatives within liability host contracts...    $   1,324 $    617
                                                                  ========= ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                            2015         2014         2013
                                         ----------- ------------ ------------
                                                     (In millions)
 Net derivative gains (losses) (1), (2). $     (270) $    (1,049) $      6,267
 Policyholder benefits and claims....... $        21 $         87 $      (139)

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $25 million, $73 million and ($1.0) billion for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2015
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,295 $  1,451   $   16,746
  U.S. Treasury and agency...................................     7,998      5,808       --       13,806
  RMBS.......................................................        --      7,138    1,340        8,478
  Foreign corporate..........................................        --      4,263      691        4,954
  State and political subdivision............................        --      2,692       13        2,705
  ABS........................................................        --      2,357      317        2,674
  CMBS.......................................................        --      2,120      181        2,301
  Foreign government.........................................        --        719       26          745
                                                              --------- ---------- -------- ---------------
   Total fixed maturity securities...........................     7,998     40,392    4,019       52,409
                                                              --------- ---------- -------- ---------------
Equity securities............................................        44        268       97          409
Short-term investments (1)...................................        59      1,623       47        1,729
Commercial mortgage loans held by CSEs -- FVO................        --        172       --          172
Derivative assets: (2)
  Interest rate..............................................         2      2,445        8        2,455
  Foreign currency exchange rate.............................        --        205       --          205
  Credit.....................................................        --         12        1           13
  Equity market..............................................        37        968      215        1,220
                                                              --------- ---------- -------- ---------------
   Total derivative assets...................................        39      3,630      224        3,893
                                                              --------- ---------- --------   ----------
Net embedded derivatives within asset host contracts (3).....        --         --      277          277
Separate account assets (4)..................................       624    100,965      146      101,735
                                                              --------- ---------- --------   ----------
      Total assets........................................... $   8,764 $  147,050 $  4,810   $  160,624
                                                              ========= ========== ========   ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      668 $     --   $      668
  Foreign currency exchange rate.............................        --          4       --            4
  Credit.....................................................        --          1       --            1
  Equity market..............................................        --        653      456        1,109
                                                              --------- ---------- -------- ---------------
   Total derivative liabilities..............................        --      1,326      456        1,782
                                                              --------- ---------- --------   ----------
Net embedded derivatives within liability host contracts (3).        --         --    1,324        1,324
Long-term debt of CSEs -- FVO................................        --         48       --           48
                                                              --------- ---------- --------   ----------
      Total liabilities...................................... $      -- $    1,374 $  1,780   $    3,154
                                                              ========= ========== ========   ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                           December 31, 2014
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                                    Total Estimated
                                                              Level 1      Level 2      Level 3       Fair Value
                                                              --------    ----------    --------    ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     --    $   15,447    $  1,355      $   16,802
  U.S. Treasury and agency...................................   10,226         5,600          --          15,826
  RMBS.......................................................       --         5,365         716           6,081
  Foreign corporate..........................................       --         4,704         710           5,414
  State and political subdivision............................       --         2,592          --           2,592
  ABS........................................................       --         1,381         181           1,562
  CMBS.......................................................       --         1,531         148           1,679
  Foreign government.........................................       --           741          --             741
                                                              --------    ----------    --------    ---------------
    Total fixed maturity securities..........................   10,226        37,361       3,110          50,697
                                                              --------    ----------    --------    ---------------
Equity securities............................................      105           254         100             459
Short-term investments (1)...................................      253           812          71           1,136
Commercial mortgage loans held by CSEs -- FVO................       --           280          --             280
Derivative assets: (2)
  Interest rate..............................................        1         2,363          45           2,409
  Foreign currency exchange rate.............................       --           118          --             118
  Credit.....................................................       --            28           1              29
  Equity market..............................................       34           770         216           1,020
                                                              --------    ----------    --------    ---------------
    Total derivative assets..................................       35         3,279         262           3,576
                                                              --------    ----------    --------      ----------
Net embedded derivatives within asset host contracts (3).....       --            --         270             270
Separate account assets (4)..................................      249       108,454         158         108,861
                                                              --------    ----------    --------      ----------
       Total assets.......................................... $ 10,868    $  150,440    $  3,971      $  165,279
                                                              ========    ==========    ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $     --    $      688    $     --      $      688
  Foreign currency exchange rate.............................       --            13          --              13
  Credit.....................................................       --             2          --               2
  Equity market..............................................       --           657         458           1,115
                                                              --------    ----------    --------      ----------
    Total derivative liabilities.............................       --         1,360         458           1,818
                                                              --------    ----------    --------      ----------
Net embedded derivatives within liability host contracts (3).       --            --         617             617
Long-term debt of CSEs -- FVO................................       --           139          --             139
                                                              --------    ----------    --------      ----------
       Total liabilities..................................... $     --    $    1,499    $  1,075      $    2,574
                                                              ========    ==========    ========      ==========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2015 and 2014, debt and equity securities also included embedded derivatives of ($63) million and ($48) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife Insurance Company USA's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

  independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2015.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

    Instrument                                    Level 2                                                 Level 3
                                              Observable Inputs                                     Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market approach.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . illiquidity premium
                     . benchmark yields; spreads off benchmark yields; new                . delta spread adjustments to reflect
                       issuances; issuer rating                                             specific credit- related issues
                     . trades of identical or comparable securities; duration             . credit spreads
                                                                                          . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . Privately-placed securities are valued using the additional          activity than securities classified
                       key inputs:                                                          in Level 2
                                                                                          . independent non-binding broker
                      . market yield curve; call provisions                                 quotations
                      . observable prices and spreads for similar public or private securities that incorporate the credit quality and
                        industry sector of the issuer
                      . delta spread adjustments to reflect specific credit-related issues
----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Valuation Techniques: Principally the
                     Valuation Techniques: Principally the market approach.               market approach.
                     Key Inputs:                                                          Key Inputs:
                                                                                          . independent non-binding broker
                     . quoted prices in markets that are not active                         quotations
                     . benchmark U.S. Treasury yield or other yields                      . quoted prices in markets that are not
                                                                                            active for identical or similar
                                                                                            securities that are less liquid and
                     . the spread off the U.S. Treasury yield curve for the identical       based on lower levels of trading
                       security                                                             activity than securities classified
                     . issuer ratings and issuer spreads; broker-dealer quotes              in Level 2
                     . comparable securities that are actively traded                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market and income              Valuation Techniques: Principally the
                      approaches.                                                          market and income approaches.
                     Key Inputs:                                                          Key Inputs:
                     . quoted prices in markets that are not active                       . credit spreads
                     . spreads for actively traded securities; spreads off benchmark      . quoted prices in markets that are not
                       yields                                                               active for identical or similar
                                                                                            securities that are less liquid and
                                                                                            based on lower levels of trading
                     . expected prepayment speeds and volumes                               activity than securities classified
                     . current and forecasted loss severity; ratings; geographic region     in Level 2
                     . weighted average coupon and weighted average maturity              . independent non-binding broker
                     . average delinquency rates; debt-service coverage ratios              quotations
                     . issuance-specific information, including, but not limited to:
                      . collateral type; structure of the security; vintage of the loans
                      . payment terms of the underlying assets
                      . payment priority within the tranche; deal performance

    Instrument                       Level 3
                               Unobservable Inputs
-------------------------------------------------------------
Fixed Maturity Securities
----------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market approach.
                     Key Inputs:
                     . illiquidity premium
                     . delta spread adjustments to reflect
                       specific credit- related issues
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





----------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury and agency,
  State and political subdivision
  and Foreign government securities
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                     market approach.
                     Key Inputs:
                     . independent non-binding broker
                       quotations
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . credit spreads
----------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised
 of RMBS, ABS and CMBS
----------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the
                      market and income approaches.
                     Key Inputs:
                     . credit spreads
                     . quoted prices in markets that are not
                       active for identical or similar
                       securities that are less liquid and
                       based on lower levels of trading
                       activity than securities classified
                       in Level 2
                     . independent non-binding broker
                       quotations





                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Instrument                                Level 2                                                  Level 3
                                          Observable Inputs                                      Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market                 Valuation Techniques: Principally the market and
                      approach.                                                    income approaches.
                     Key Input:                                                   Key Inputs:
                     . quoted prices in markets that are not considered active    . credit ratings; issuance structures
                                                                                  . quoted prices in markets that are not active
                                                                                    for identical or similar securities that are
                                                                                    less liquid and based on lower levels of
                                                                                    trading activity than securities classified in
                                                                                    Level 2
                                                                                  . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
                     . Short-term investments are of a similar nature and class   . Short-term investments are of a similar nature
                       to the fixed maturity and equity securities described        and class to the fixed maturity and equity
                       above; accordingly, the valuation techniques and             securities described above; accordingly, the
                       observable inputs used in their valuation are also           valuation techniques and unobservable inputs
                       similar to those described above.                            used in their valuation are also similar to
                                                                                    those described above.
------------------------------------------------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
                     Valuation Techniques: Principally the market approach.       . N/A
                     Key Input:
                     . quoted securitization market price determined principally by independent pricing services using observable
                       inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
                     Key Input:                                                   . N/A
                     . quoted prices or reported NAV provided by the fund
                       managers
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
                     N/A                                                          Valuation Techniques: Valued giving consideration
                                                                                   to the underlying holdings of the partnerships
                                                                                   and by applying a premium or discount, if
                                                                                   appropriate.
                                                                                  Key Inputs:
                                                                                  . liquidity; bid/ask spreads; performance record
                                                                                    of the fund manager
                                                                                  . other relevant variables that may impact the
                                                                                    exit value of the particular partnership
                                                                                    interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                               Foreign Currency Exchange
             Instrument                    Interest Rate                 Rate                     Credit
------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve       . swap yield curve        . swap yield curve
 by instrument type                    . basis curves           . basis curves            . credit curves
                                       . interest rate          . currency spot rates     . recovery rates
                                          volatility (1)        . cross currency basis
                                                                   curves
------------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)   N/A                       . swap yield curve (2)
                                       . basis curves (2)                                 . credit curves (2)
                                                                                          . credit spreads
                                                                                          . repurchase rates
                                                                                          . independent non-
                                                                                             binding broker
                                                                                             quotations

             Instrument                       Equity Market
--------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility (1)
--------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (1), (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded to an affiliated reinsurance company the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2015 and 2014, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2015
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (65) --    240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            13  --    780     314
                                Consensus pricing             Offered quotes (5)           68  --     95      80
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)            29  --    292      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    103     100
                                Consensus pricing             Offered quotes (5)           66  --    105      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              317  --    317
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           --  --     --
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             17%  --    36%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.09%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.25%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates            0%  --    25%
                                                              Withdrawal rates          0.25%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.04%  --  0.52%

                                                                                            December 31, 2014
                                                                                       ----------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ----------------  -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) --    240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  --    750     418
                                Consensus pricing             Offered quotes (5)           78  --    103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)             1  --    117     107
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  --    108     101
                                Consensus pricing             Offered quotes (5)           62  --    106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  --    297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  --     99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  --    27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  --    70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40               0%  --  0.10%
                                                                 Ages 41 - 60           0.04%  --  0.65%
                                                                 Ages 61 - 115          0.26%  --   100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  --   100%
                                                                 Durations 11 - 20         3%  --   100%
                                                                 Durations 21 - 116        3%  --   100%
                                                              Utilization rates           20%  --    50%
                                                              Withdrawal rates          0.07%  --    10%
                                                              Long-term equity         17.40%  --    25%
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread            0.03%  --  1.39%

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Market pricing                Quoted prices (5)        Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct, assumed and ceded      Option pricing techniques     Mortality rates:
  guaranteed minimum
  benefits....................
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance
                                                                 risk spread           Decrease (18)

--------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2015 and 2014, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

   applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                   State and                                                          Net
                                                   Political   Foreign     Equity   Short-term        Net          Embedded
                     Corporate (1) Structured (2) Subdivision Government Securities Investments Derivatives (3) Derivatives (4)
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
                                                                         (In millions)
Balance, January 1,
 2014...............        $2,049         $1,005         $--       $ --      $ 131       $  --          $(292)        $    288
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............             3             10          --         --        (2)          --             (4)           (957)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            74             12          --         --          7          --              57             107
Purchases (8).......           178            501          --         --         --          71               4              --
Sales (8)...........         (194)          (277)          --         --       (24)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              39             215
Transfers into
 Level 3 (9)........           163             25          --         --          6          --              --              --
Transfers out of
 Level 3 (9)........         (208)          (231)          --         --       (18)          --              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2014..        $2,065         $1,045         $--       $ --      $ 100       $  71          $(196)        $  (347)
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............            16             21          --         --         11          --            (74)           (228)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         (113)           (11)          --        (3)       (10)          --               2              --
Purchases (8).......           285          1,255          13         29         --          47              22              --
Sales (8)...........         (118)          (360)          --         --       (16)          --              --              --
Issuances (8).......            --             --          --         --         --          --              --              --
Settlements (8).....            --             --          --         --         --          --              14           (472)
Transfers into
 Level 3 (9)........           202             22          --         --         19          --              --              --
Transfers out of
 Level 3 (9)........         (195)          (134)          --         --        (7)        (71)              --              --
                     ------------- -------------- ----------- ---------- ---------- ----------- --------------- ---------------
Balance,
 December 31, 2015..        $2,142         $1,838         $13       $ 26      $  97       $  47          $(232)        $(1,047)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........        $    5         $    1         $--       $ --      $ (5)       $  --          $(443)        $  6,270
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............        $    3         $    6         $--       $ --      $ (1)       $  --          $  (7)        $  (982)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............        $   11         $   21         $--       $ --      $  --       $  --          $ (64)        $  (241)
                     ============= ============== =========== ========== ========== =========== =============== ===============
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        $    1         $    4         $--       $ --      $   8       $  --          $(466)        $  6,309
Total
 realized/unrealized
 gains (losses)
 included in AOCI...        $ (43)         $    9         $--       $ --      $  21       $  --          $ (58)        $    292

                     -----------


                      Separate
                      Account
                     Assets (5)
                     ----------

Balance, January 1,
 2014...............       $153
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......         12
Sales (8)...........        (9)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........          3
Transfers out of
 Level 3 (9)........         --
                     ----------
Balance,
 December 31, 2014..       $158
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............        (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         --
Purchases (8).......          3
Sales (8)...........        (5)
Issuances (8).......         --
Settlements (8).....         --
Transfers into
 Level 3 (9)........         --
Transfers out of
 Level 3 (9)........        (4)
                     ----------
Balance,
 December 31, 2015..       $146
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2013 (10)..........       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (10)...............       $ --
                     ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2015
 (10)...............       $ --
                     ==========
Gains (Losses) Data
 for the year ended
 December 31, 2013

Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss)
 (6) (7)............       $  6
Total
 realized/unrealized
 gains (losses)
 included in AOCI...       $ --

--------
(1)Comprised of U.S. and foreign corporate securities.

(2)Comprised of RMBS, ABS and CMBS.

(3)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(4)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(5)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(6)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(7)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(8)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(9)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(10)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                            December 31,
                                                                           --------------
                                                                             2015    2014
                                                                           ------- ------
                                                                           (In millions)
Assets (1)
Unpaid principal balance.................................................. $   121 $  223
Difference between estimated fair value and unpaid principal balance......      51 $   57
                                                                           ------- ------
 Carrying value at estimated fair value................................... $   172 $  280
                                                                           ======= ======
Liabilities (1)
Contractual principal balance............................................. $    46 $  133
Difference between estimated fair value and contractual principal balance.       2 $    6
                                                                           ------- ------
 Carrying value at estimated fair value................................... $    48 $  139
                                                                           ======= ======

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ----------------------
                                            2015       2014       2013       2015     2014    2013
                                            ----       ----       ----       ----     ----    ----
                                            Carrying Value After Measurement  Gains (Losses)
                                            -------------------------------- ----------------------
                                                     (In millions)
   Mortgage loans (1)......................  $ 3        $ 3        $19        $--     $ --    $ (3)
   Other limited partnership interests (2).  $ 2        $38        $ 5        $(1)    $ (6)   $ (6)
   Goodwill (3)............................  $--        $--        $--        $--     $(33)   $(66)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2015 and 2014 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                              December 31, 2015
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   7,090     $--  $   -- $   7,386  $   7,386
Policy loans................................      $   1,266     $--  $  917 $     430  $   1,347
Real estate joint ventures..................      $      23     $--  $   -- $      65  $      65
Other limited partnership interests.........      $      52     $--  $   -- $      57  $      57
Premiums, reinsurance and other receivables.      $   6,074     $--  $   80 $   7,163  $   7,243
Liabilities
Policyholder account balances...............      $  18,968     $--  $   -- $  20,339  $  20,339
Long-term debt..............................      $     788     $--  $1,070 $      --  $   1,070
Other liabilities...........................      $     217     $--  $   43 $     174  $     217
Separate account liabilities................      $   1,275     $--  $1,275 $      --  $   1,275

                                                              December 31, 2014
                                             ---------------------------------------------------
                                                              Fair Value Hierarchy
                                                            -------------------------
                                                                                        Total
                                                                                      Estimated
                                             Carrying Value Level 1 Level 2  Level 3  Fair Value
                                             -------------- ------- ------- --------- ----------
                                                                (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $   6,020  $   6,020
Policy loans................................      $   1,194     $--  $  834 $     454  $   1,288
Real estate joint ventures..................      $      37     $--  $   -- $      83  $      83
Other limited partnership interests.........      $      63     $--  $   -- $      81  $      81
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $   7,156  $   7,207
Liabilities
Policyholder account balances...............      $  20,554     $--  $   -- $  22,079  $  22,079
Long-term debt..............................      $     789     $--  $1,120 $      --  $   1,120
Other liabilities...........................      $     245     $--  $   76 $     169  $     245
Separate account liabilities................      $   1,432     $--  $1,432 $      --  $   1,432

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

 estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

   These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11.  Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, control premium, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2015 annual goodwill impairment test, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more likely than not that the fair value of the reporting unit tested was less than its carrying amount, and, therefore no further testing was needed for this reporting unit.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                     Retail  Funding  & Other (1) Total
                                     ------ --------- ----------- ------
                                                (In millions)
       Balance at January 1, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (218)        --       (176)  (394)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   56    $  307      $  229 $  592

       Impairments (2)..............   (23)        --        (43)   (66)

       Balance at December 31, 2013
       Goodwill..................... $  274    $  307      $  405 $  986
       Accumulated impairment.......  (241)        --       (219)  (460)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   33    $  307      $  186 $  526
       Dispositions (3).............     --     (112)          --  (112)
       Impairments                     (33)        --          --   (33)
       Balance at December 31, 2014
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
       Balance at December 31, 2015
       Goodwill..................... $  274    $  195      $  405 $  874
       Accumulated impairment.......  (274)        --       (219)  (493)
                                     ------ --------- ----------- ------
        Total goodwill, net......... $   --    $  195      $  186 $  381
                                     ====== ========= =========== ======


--------

(1)For purposes of goodwill impairment testing in 2015, the $186 million of net goodwill in Corporate & Other at December 31, 2014 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11.  Goodwill (continued)


(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance on the consolidated statements of operations for the year ended December 31, 2013.

(3)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2015     2014
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus note -- affiliated (1).....   8.60%    2038   $    750 $    750
    Long-term debt -- unaffiliated (2).   7.03%    2030         38       39
                                                          -------- --------
     Total long-term debt (3)..........                   $    788 $    789
                                                          ======== ========

--------

(1)Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2)Principal and interest is paid quarterly.

(3)Excludes $48 million and $139 million of long-term debt relating to CSEs at December 31, 2015 and 2014, respectively. See Note 8.

  In December 2014, MetLife USA repaid in cash at maturity its $75 million 6.80% affiliated note.

  The aggregate maturities of long-term debt at December 31, 2015 are $1 million in 2016, $1 million in 2017, $2 million in each of 2018, 2019 and 2020 and $780 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $68 million for year ended December 31, 2015 and was $73 million for each of the years ended December 31, 2014 and 2013.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $5 million, $13 million and $27 million for the years

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Debt (continued)

ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. At December 31, 2015, the Company had $0 in letters of credit outstanding. Remaining availability was $3.5 billion at December 31, 2015.

13. Equity

  See Note 3 for a discussion on the Mergers.

Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  See Note 18 for information on a subsequent capital contribution.

Statutory Equity and Income

  The state of domicile of MetLife Insurance Company USA imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company USA was in excess of 350% for all periods presented.

  MetLife Insurance Company USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife Insurance Company USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife Insurance Company USA. For December 31, 2013, MetLife Insurance Company USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the mergers into MetLife Insurance Company USA of certain of its affiliates, including Exeter, and a subsidiary. These blocks of business were recaptured by the counterparties prior to these mergers and are, therefore, not included in MetLife Insurance Company USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife Insurance Company USA not to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income for the year ended December 31, 2013.

  The tables below present amounts from MetLife Insurance Company USA, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                     Years Ended December 31,
                                                     ----------------------
    Company                        State of Domicile   2015      2014   2013
    ------------------------------ ----------------- --------   ------ ------
                                                         (In millions)
    MetLife Insurance Company USA.     Delaware      $(1,022)   $1,543 $3,358

  Statutory capital and surplus was as follows at:

                                                 December 31,
                                             ---------------------
              Company                           2015       2014
              ------------------------------ ---------- ----------
                                                 (In millions)
              MetLife Insurance Company USA. $    5,942 $    6,042

Dividend Restrictions

  Under Delaware Insurance Code, MetLife Insurance Company USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of:
(i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife Insurance Company USA will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2015, MetLife Insurance Company USA paid a dividend to MetLife, Inc. in the amount of $500 million. During the year ended December 31, 2014, MetLife Insurance Company USA did not pay a dividend. During the year ended December 31, 2014, prior to the Mergers, Exeter paid a dividend to MetLife, Inc. of $155 million.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Based on amounts at December 31, 2015, MetLife Insurance Company USA could pay a dividend to MetLife, Inc. in 2016 of $586 million without prior approval of the Delaware Commissioner.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains       Unrealized      Foreign Currency
                                                      (Losses), Net of    Gains (Losses) on    Translation
                                                     Related Offsets (1)     Derivatives       Adjustments      Total
                                                     -------------------  -----------------  ----------------  -------
                                                                                     (In millions)
Balance at January 1, 2012..........................             $ 2,410              $ 159             $ (13) $ 2,556
OCI before reclassifications........................              (2,163)              (195)               54   (2,304)
Deferred income tax benefit (expense)...............                 714                 68                (2)     780
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..                 961                 32                39    1,032
Amounts reclassified from AOCI......................                 (69)               (11)               --      (80)
Deferred income tax benefit (expense)...............                  24                  4                --       28
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (45)                (7)                --     (52)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2013........................                 916                 25                39      980
OCI before reclassifications........................               2,301                242               (56)   2,487
Deferred income tax benefit (expense)...............                (707)               (85)                4     (788)
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               2,510                182              (13)    2,679
Amounts reclassified from AOCI......................                 (28)                 2                --      (26)
Deferred income tax benefit (expense)...............                   8                 (1)               --        7
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                (20)                  1                --     (19)
Sale of subsidiary (2)..............................                (320)                --                 6     (314)
Deferred income tax benefit (expense)...............                  80                 --                --       80
                                                     -------------------  -----------------  ----------------  -------
  Sale of subsidiary, net of income tax.............               (240)                 --                 6    (234)
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2014........................               2,250                183                (7)   2,426
OCI before reclassifications........................              (1,370)                92               (28)  (1,306)
Deferred income tax benefit (expense)...............                 506                (32)                9      483
                                                     -------------------  -----------------  ----------------  -------
  AOCI before reclassifications, net of income tax..               1,386                243              (26)    1,603
Amounts reclassified from AOCI......................                  46                 (6)               --       40
Deferred income tax benefit (expense)...............                 (17)                 2                --      (15)
                                                     -------------------  -----------------  ----------------  -------
  Amounts reclassified from AOCI, net of income tax.                  29                (4)                --       25
                                                     -------------------  -----------------  ----------------  -------
Balance at December 31, 2015........................             $ 1,415              $ 239             $ (26) $ 1,628
                                                     ===================  =================  ================  =======

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
------------------------------------------    ----------------------------   ----------------------------------------
                                              Years Ended December 31,
                                              ----------------------------
                                              2015       2014      2013
                                              ----       ----      ----
                                                (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $(48)       $13      $ 50           Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................   12         11        17           Net investment income
  Net unrealized investment gains
   (losses)..................................  (10)         4         2           Net derivative gains (losses)
                                              ----       ----      ----
    Net unrealized investment gains
     (losses), before income tax.............  (46)        28        69
    Income tax (expense) benefit.............   17         (8)      (24)
                                              ----       ----      ----
     Net unrealized investment gains
      (losses), net of income tax............ $(29)       $20      $ 45
                                              ====       ====      ====
Unrealized gains (losses) on
 derivatives -- cash flow hedges:
  Interest rate swaps........................ $  1        $ 1      $ --           Net derivative gains (losses)
  Interest rate swaps........................    1          1         1           Net investment income
  Interest rate forwards.....................    2          1         9           Net derivative gains (losses)
  Interest rate forwards.....................    2          1         1           Net investment income
  Foreign currency swaps.....................   --         (6)       --           Net derivative gains (losses)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     before income tax.......................    6         (2)       11
    Income tax (expense) benefit.............   (2)         1        (4)
                                              ----       ----      ----
    Gains (losses) on cash flow hedges,
     net of income tax....................... $  4        $(1)     $  7
                                              ====       ====      ====
       Total reclassifications, net of
        income tax........................... $(25)       $19      $ 52
                                              ====       ====      ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Other Expenses

  Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                            ----------------------------
                                                              2015      2014      2013
                                                            --------  --------  --------
                                                                    (In millions)
Compensation............................................... $    472  $    320  $    358
Commissions................................................      650       492       700
Volume-related costs.......................................      134       170       165
Affiliated interest costs on ceded and assumed reinsurance.      205       325       212
Capitalization of DAC......................................     (325)     (279)     (512)
Amortization of DAC and VOBA...............................      595       990       205
Interest expense on debt...................................       76       109       195
Premium taxes, licenses and fees...........................       67        53        59
Professional services......................................       21        58        42
Rent and related expenses..................................       53        41        31
Other......................................................      369       475       482
                                                            --------  --------  --------
 Total other expenses...................................... $  2,317  $  2,754  $  1,937
                                                            ========  ========  ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


15. Income Tax

  The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                        2015     2014     2013
                                                        ----    -----    -----
                                                           (In millions)
     Current:
      Federal.......................................... $281    $(364)   $(271)
      Foreign..........................................   --        6        8
                                                        ----    -----    -----
        Subtotal.......................................  281     (358)    (263)
                                                        ----    -----    -----
     Deferred:
      Federal..........................................  (66)     355      682
      Foreign..........................................   --       (2)      18
                                                        ----    -----    -----
        Subtotal.......................................  (66)     353      700
                                                        ----    -----    -----
          Provision for income tax expense (benefit)... $215    $  (5)   $ 437
                                                        ====    =====    =====

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                     Years Ended December 31,
                                     -----------------------
                                      2015    2014    2013
                                     ------  -----   ------
                                         (In millions)
                     Income (loss):
                      Domestic...... $1,041  $(174)  $1,724
                      Foreign.......     13    464     (146)
                                     ------  -----   ------
                        Total....... $1,054  $ 290   $1,578
                                     ======  =====   ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                       2015     2014    2013
                                                      -----    -----    ----
                                                         (In millions)
       Tax provision at U.S. statutory rate.......... $ 369    $ 102    $551
       Tax effect of:
        Dividend received deduction..................  (127)    (114)    (93)
        Prior year tax...............................    (4)     (20)     (6)
        Tax credits..................................   (16)     (14)    (11)
        Foreign tax rate differential................    (5)      --      (2)
        Goodwill impairment..........................    --       12      13
        Sale of subsidiary...........................    --       24     (24)
        Other, net...................................    (2)       5       9
                                                      -----    -----    ----
          Provision for income tax expense (benefit). $ 215    $  (5)   $437
                                                      =====    =====    ====

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                           ---------------
                                                            2015     2014
                                                           ------  -------
                                                            (In millions)
     Deferred income tax assets:
      Policyholder liabilities and receivables............ $1,638  $ 1,836
      Tax credit carryforwards............................    168      149
      Other...............................................     39       40
                                                           ------  -------
        Total deferred income tax assets..................  1,845    2,025
                                                           ------  -------
     Deferred income tax liabilities:
      Investments, including derivatives..................    132      372
      Intangibles.........................................    521      519
      Net unrealized investment gains.....................    837    1,296
      DAC.................................................  1,158    1,176
                                                           ------  -------
        Total deferred income tax liabilities.............  2,648    3,363
                                                           ------  -------
            Net deferred income tax asset (liability)..... $ (803) $(1,338)
                                                           ======  =======

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

                                  Tax Credit Carryforwards
                     --------------------------------------------------
                     General Business Credits Foreign Tax Credits Other
                     ------------------------ ------------------- -----
                                       (In millions)
         Expiration
         2016-2020..                      $--                 $--  $ --
         2021-2025..                       --                  20    --
         2026-2030..                       --                  --    --
         2031-2035..                        5                  --    --
         Indefinite.                       --                  --   150
                     ------------------------ ------------------- -----
                                          $ 5                 $20  $150
                     ======================== =================== =====

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $14 million, $537 million and $400 million for the years ended December 31, 2015, 2014 and 2013, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          --------------------
                                                                          2015     2014    2013
                                                                          ----     ----    ----
                                                                            (In millions)
Balance at January 1,....................................................  $38      $26     $(1)
Additions for tax positions of prior years...............................    5       15      28
Reductions for tax positions of prior years..............................   --       (5)     (1)
Additions for tax positions of current year..............................    3        2       1
Reductions for tax positions of current year.............................   --       --      (1)
Settlements with tax authorities.........................................  $(4)     $--     $--
                                                                          ----     ----    ----
Balance at December 31,..................................................  $42      $38     $26
                                                                          ====     ====    ====
Unrecognized tax benefits that, if recognized would impact the effective
  rate...................................................................  $32      $28     $26
                                                                          ====     ====    ====

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                  2015     2014    2013
                                                                  ----     ----    ----
                                                                  (In millions)
Interest recognized on the consolidated statements of operations.  $--      $--      $2

                                                                           December 31,
                                                                           ---------------
                                                                           2015    2014
                                                                           ----    ----
                                                                           (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $ 2      $2

   The Company had no penalties for the years ended December 31, 2015, 2014 and 2013.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

 significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2015, 2014 and 2013, the Company recognized an income tax benefit of $138 million, $135 million and $106 million, respectively, related to the separate account DRD. The 2015 benefit included a benefit of $12 million related to a true-up of the 2014 tax return. The 2014 and 2013 benefit included a benefit of $21 million and $13 million related to a true-up of the 2013 and 2012 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2015.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2015, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On June 16, 2015, the West Virginia Supreme Court of Appeals reversed the Circuit Court's order that had granted defendants' motions to dismiss the actions and remanded them to the Circuit Court for further proceedings. MetLife Insurance Company USA, successor by merger to these defendants, intends to defend these actions vigorously.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)

 cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                        December 31,
                                                                        ------------
                                                                        2015    2014
                                                                        ----    ----
                                                                        (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.  $13     $13
 Premium tax offsets currently available for paid assessments..........   10      13
                                                                        ----    ----
                                                                         $23     $26
                                                                        ====    ====
Other Liabilities:
 Insolvency assessments................................................  $17     $18
                                                                        ====    ====

Commitments

  Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $124 million and $36 million at December 31, 2015 and 2014, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

   The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.0 billion and $918 million at December 31, 2015 and 2014, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2015 and 2014, the Company had agreed to fund up to $20 million and $32 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million and $57 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $223 million, with a cumulative maximum of $264 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $2 million and $1 million at December 31, 2015 and 2014, respectively, for indemnities, guarantees and commitments.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)

Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.6 billion and $1.7 billion for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $248 million, $266 million and $247 million for the years ended December 31, 2015, 2014 and 2013, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $208 million, $202 million and $211 million for the years ended December 31, 2015, 2014 and 2013, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $136 million and $26 million at December 31, 2015 and 2014, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

18. Subsequent Events

Sales Distribution Services

  On February 28, 2016, MetLife, Inc. entered into a purchase agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") pursuant to which MassMutual will acquire MetLife's U.S. Retail advisor force, the MetLife Premier Client Group, together with its affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc., and certain related assets. As part of the transaction, MetLife, Inc. and MassMutual have also agreed to enter into a product development agreement under which MetLife's U.S. Retail business will be the exclusive developer of certain annuity products to be issued by MassMutual. The transaction is subject to certain closing conditions, including regulatory approval.

Capital Contribution

  On February 24, 2016, MetLife USA received a capital contribution of $1.5 billion in cash from MetLife, Inc.

The Separation

  On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. MetLife is currently evaluating structural alternatives for the proposed Separation, including a public offering of shares in an independent, publicly traded company, a spin-off, or a sale. The completion of a public offering would depend on, among other things, the U.S. Securities and Exchange Commission ("SEC") filing and review process, as well as market conditions. Any Separation that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2015

                                 (In millions)

                                               Cost or Amortized Estimated   Amount at Which Shown on
                                                   Cost (1)      Fair Value       Balance Sheet
Types of Investments                           ----------------- ----------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........   $        12,562 $    13,806            $      13,806
   State and political subdivision securities.             2,398       2,705                    2,705
   Public utilities...........................             2,207       2,343                    2,343
   Foreign government securities..............               651         745                      745
   All other corporate bonds..................            18,600      18,945                   18,945
                                               ----------------- ----------- ------------------------
     Total bonds..............................            36,418      38,544                   38,544
 Mortgage-backed and asset-backed
   securities.................................            13,388      13,453                   13,453
 Redeemable preferred stock...................               348         412                      412
                                               ----------------- ----------- ------------------------
       Total fixed maturity securities........            50,154      52,409                   52,409
                                               ----------------- ----------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......               161         177                      177
 Public utilities.............................                 4           3                        3
 Banks, trust and insurance companies.........                 2           5                        5
 Non-redeemable preferred stock...............               217         224                      224
                                               ----------------- ----------- ------------------------
     Total equity securities..................               384         409                      409
                                               ----------------- ----------- ------------------------
Mortgage loans held-for-investment............             7,262                                7,262
Policy loans..................................             1,266                                1,266
Real estate and real estate joint ventures....               628                                  628
Other limited partnership interests...........             1,846                                1,846
Short-term investments........................             1,737                                1,737
Other invested assets.........................             4,942                                4,942
                                               -----------------             ------------------------
        Total investments.....................   $        68,219                        $      70,499
                                               =================             ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2015
Retail.................... $  4,694          $  16,164        $  29,789             $  12      $  175
Corporate Benefit Funding.        6             10,115            5,870                --          13
Corporate & Other.........      109              7,164                2                 6          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,809          $  33,443        $  35,661             $  18      $  188
                           ======== ================== ================ ================= ===========
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9      $  203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14      $  204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9      $  286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13      $  288
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2015
Retail............          $    4,055       $  1,863           $      3,006       $     571       $   1,503
Corporate Benefit
  Funding.........                  70            804                    521               1              45
Corporate & Other.                 248            (52)                   206              23             174
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,373       $  2,615           $      3,733       $     595       $   1,722
                   =================== ==============  ===================== =============== ===============
2014
Retail............          $    4,094       $  1,845           $      3,168       $     966       $   1,520
Corporate Benefit
  Funding.........                   9            908                    603               2              42
Corporate & Other.                 242            (84)                    55              22             202
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,784           $      3,444       $     199       $   1,454
Corporate Benefit
  Funding.........                 219          1,119                    858               5              38
Corporate & Other.                 215             96                     13               1             240
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

  See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes during the first quarter of 2015, which were retrospectively applied.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2015, 2014 and 2013

                                 (In millions)

                                                                             % Amount
                             Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                             ------------ ---------- --------- ---------- --------------
2015
Life insurance in-force.....   $  538,086 $  497,017 $  94,863  $ 135,932          69.8%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    2,046 $      916 $     288  $   1,418          20.3%
Accident & health insurance.          235        229         9         15          60.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,281 $    1,145 $     297  $   1,433          20.7%
                             ============ ========== ========= ==========
2014
Life insurance in-force.....   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,995 $      943 $      94  $   1,146           8.2%
Accident & health insurance.          231        225        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    2,226 $    1,168 $      94  $   1,152           8.2%
                             ============ ========== ========= ==========
2013
Life insurance in-force.....   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                             ============ ========== ========= ==========
Insurance premium
Life insurance (1)..........   $    1,356 $      746 $      73  $     683          10.6%
Accident & health insurance.          234        228        --          6           0.0%
                             ------------ ---------- --------- ----------
 Total insurance premium....   $    1,590 $      974 $      73  $     689          10.6%
                             ============ ========== ========= ==========

--------

(1)Includes annuities with life contingencies.

  For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively.

                                     PART C



                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2015

   (3)   Statements of Operations for the year ended December 31, 2015

   (4) Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014


   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company USA and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2015 and 2014

   (3) Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2015, 2014 and 2013

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------



1. Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)



1(a). Resolution of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Fund U for Variable Annuities into the MetLife of CT Separate Account Eleven for Variable Annuities. (Filed with this Registration Statement on Form N-4 file number 333-152189 on November 20, 2008.)



1(b). Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 29(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015).



2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Filed with this Registration Statement on Form N-4 file number 333-152189 on November 20, 2008.)



3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



                      (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)


3(a)(ii) Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)



3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)


3(c).                 Master Retail Sales Agreement (MLIDC)(9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


4(a). Example of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4, File No. 002-79529, filed April 19, 1996.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)


4(c). Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 6, 2006.)


4(e)(i).              403(b) Nationwide Tax Sheltered Annuity Endorsement.
                      (Filed with this Registration Statement on Form N-4 file number 333-152189 on April 6, 2010.)


4(f).                 Individual Retirement Annuity Qualification Rider.
                      L-22445 1-08. (Incorporated herein by reference to Exhibit 4(f) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


4(g). Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt Employer. L-22466 8-07. (Incorporated herein by reference to Exhibit 4(g) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


4(h). Individual Non-Qualified Annuity Endorsement. L-22480 8-07. (Incorporated herein by reference to Exhibit 4(h) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


4(i). Roth Individual Retirement Annuity ("Roth IRA") Endorsement. L-22481 1-08. (Incorporated herein by reference to Exhibit 4(i) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


4(j). MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Filed with Post-Effective Amendment No. 4 to this Registration

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Statement on Form N-4, File No. 333-152189, on April 4, 2012.)


4(k). MetLife Insurance Company of Connecticut 457(b) Plan Endorsement (Governmental and Tax-Exempt). L-22493 (5/11). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)


4(l). Company Name Change Endorsement effective November 14, 2014 (6-E120-14)(Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.


5. Example of Application. (Incorporated herein by reference to Exhibit 5 to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


5(a). Universal Annuity/T-Flex Application for Individual Deferred Annuity L-13714 A Order #L-13714R 1 Rev. 5-15-06 (Incorporated herein by reference to Exhibit 5(a) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


5(b). Variable and Fixed Annuity Application L-19060 TFUA (5/06) L-25493. (Incorporated herein by reference to Exhibit 5(b) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


5(c). Universal Annuity/T-Flex Application for Individual Deferred Annuity L-13714 A Rev. 11-06. (Incorporated herein by reference to Exhibit 5(c) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


5(d). Variable and Fixed Annuity Application L-19060 TFUA (11/06) L-25493. (Incorporated herein by reference to Exhibit 5(d) to Registration Statement on Form N-4, file number 002-79529 filed on April 7, 2008.)


6(a). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65342 filed April 6, 2006.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut dated the 4th day of April, 2007, to the Certificate of Amendment to the Charter as Amended and Restated of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)


6(b). Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


6(c). Charter of The Travelers Insurance Company, as amended on October 19, 1994. ((Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


6(d). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(e). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Filed

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)


7(d). Automatic Annuity Reinsurance Agreement between The Travelers Insurance Company and Transamerica Occidental Life Insurance Company (effective October 1, 1994). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)


7(e). Automatic Annuity Reinsurance Agreement between The Travelers Insurance Company and Cologne Life Reinsurance Company (effective October 1, 1994). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)



7(e)(i). Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd (effective January 1, 2014). (incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 8, 2015.)



7(f). Guaranteed Minimum Death Benefit Reinsurance Agreement between The Travelers Insurance Company and The Travelers Life and Annuity Company and Continental Assurance Company (now Munich American Reassurance Company, effective January 1, 2002) (effective January 1, 2000), Endorsement, Novation Agreement and Amendment No. 2. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)



7(f)(i). Partition and Novation Agreement by and between MetLife Insurance Company of Connecticut and Munich American Reassurance Company and Metropolitan Life Insurance Company (effective January 1, 2014) (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed on April 8, 2015.)


7(f)(ii).             Commutation and Release Agreement pertaining to the
                      Guaranteed Minimum Death Benefit Reinsurance Agreements between MetLife Insurance Company USA (formerly ceded as
                      The Travelers Insurance Company and The Travelers Life and Annuity Company, Metropolitan Life Insurance Company
                      (formerly ceded as First Citicorp Life Insurance Company and Citicorp Life Insurance Company) and Munich American
                      Reassurance Company (formerly ceded as Continental
                      Assurance Company of Chicago, Illinois) and novated to Munich American Reassurance Company effective June 30,
                      2001 and January 1, 2002, respectively) Atlanta, Georgia
                      (effective November 1, 2015). (Filed herewith.)


7(g). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company - Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2014.)




7(h). Partition and Novation Agreement by and between MetLife Insurance Company of Connecticut and General Re Life Corporation and Metropolitan Life Insurance Company (effective January 1, 2014) (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed on April 8, 2015.)


7(i). Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (Incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



                      to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 8, 2015.)


7(i)(i) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015). (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262), filed on April 6, 2016.)



8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005).


8(a). Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)



8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File Nos. 333-152189/811-21262, on
                      April 4, 2012.)



8(a)(iii).            Amendment to Participation Agreement among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut effective November 17, 2014. (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)


8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-00165, filed October 31, 2007.)



8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective
                      Amendment No. 16 to the Registration Statement on Form
                      N-4, File No. 333-00165 filed October 31, 2007.)



8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File No. 333-152189, on April 4,
                      2012.)


8(c). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18, 2007 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(O) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i). Summary Participation Agreement Fidelity Distributors Corporation (4/30/10). (Filed with Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189 filed on April 4, 2011.)


8(c)(ii).             Amendment to Participation Agreement with Fidelity
                      Variable Insurance Products Funds effective November 17,
                      2014. (Incorporated herein by reference to Exhibit
                      8(vii)(c) to MetLife Investors Variable Annuity Account
                      One Registration Statement on Form N-4, File Nos.
                      333-200247/811-05200, filed November 17, 2014.)


8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)



8(d)(i). Amendment No. 5 to Amended and Restated Participation Agreement Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (update schedules) (10/5/10). (Filed with Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189 filed on April 4, 2011.)



8(d)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Filed with Post-Effective
                      Amendment No. 4 to this Registration Statement on Form
                      N-4, File No. 333-152189, filed April 4, 2012.)


8(d)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 and Amendment No. 152 to the
                      Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


8(d)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)



8(d)(v) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6,
                      2016.)



8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Filed with Post-

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(e)(ii).             Amendment No. 9 to Fund Participation Agreement among
                      Janus Aspen Series and MetLife Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to Post-Effective Amendment No. 7 to this Registration
                      Statement on Form N-4, File No. 333-152189, filed on
                      April 8, 2015.)


8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment to Participation Agreement between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, and First MetLife Investors Insurance Company (4/30/10). (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189, filed on April 4, 2011.)


8(f)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)


8(g). Participation Agreement Among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 7, 2014) (Incorporated herein by reference to
                      Exhibit 8(n) to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 25 to Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-152189, on November 20, 2008.)



10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)



11.                   Not applicable


12.                   Not applicable



13. Powers of Attorney authorizing for Eric T. Steigerwalt, Myles Lambert, Kieran Mullins, Anant Bhalla and Peter M. Carlson. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     MetLife Insurance Company USA
     11225 North Community House Road
     Charlotte, North Carolina 28277


NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH DEPOSITOR
---------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277

Myles Lambert                    Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran Mullins                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036



Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962



Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036



Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Anant Bhalla                        Director, Senior Vice President and Chief
Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Marlene B. Debel               Executive Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036





Adam M. Hodes                  Executive Vice President
1095 Avenue of the Americas
New York, NY 10036





Joseph D. Vaccaro      Senior Vice President and Tax Director
227 Park Avenue
40th Floor
New York, NY 10172





Robert C. Dill            Senior Vice President and Senior Controller
501 Route 22
Bridgewater, NJ 08807





Roberto Baron                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Andrew T. Aoyama       Senior Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Stewart M. Ashkenazy           Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Grant Barrans            Senior Vice President
600 North King Street
Wilmington, DE 19801




Steven J. Brash        Senior Vice President
227 Park Avenue
46th Floor
New York, NY 10172




William K. Ding          Senior Vice President
10 Park Avenue
Morristown, NJ 07962





Lynn A. Dumais            Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647





James Galli                    Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Jeffrey P. Halperin                 Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





Andrew Kaniuk             Senior Vice President
501 Route 22
Bridgewater, NJ 08807





Lisa S. Kuklinski              Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




Jason P. Manske           Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown,. NJ -7962




Jean P. Vernor                 Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





S. Peter Headley             Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210





Christopher A. Kremer          Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807



Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036




Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266




Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807




Beverly C. Campbell                 Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Michael C. Coe            Vice President
501 Route 22
Bridgewater, NJ 08807





Jodi M. Conley            Vice President
501 Route 22
Bridgewater, NJ 08807




Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807




Ellen N. Derrig          Vice President
10 Park Avenue
Morristown, NJ 07962





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Kevin G. Finneran                   Vice President
Gragg Building
11215 North Community House Road
Charlotte, NC 28277




Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807




Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962




Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960



Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277



John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647


..



Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328



James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111



John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277




Todd Lurie               Vice President and Associate General Counsel
10 Park Avenue
Morristown, NJ 07962




Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172




Sabrina M. Model          Vice President
501 Route 22
Bridgewater, NJ 08807

Todd Nevenhoven               Vice President
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266





Mark T. Pallis              Vice President and Associate General Counsel
425 Market Street
Suite 1050
San Francisco, CA 94105




James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111




Mark S. Reilly                      Vice President and Illustration Actuary
Gragg Building
11215 North Community House Road
Charlotte, NC 28277




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Richard A. Stevens      Vice President
18210 Crane Nest Dr.
Tampa, FL 33647




Steven G. Sorrentino      Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101



Barbara Stroz                       Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Frans W. teGroen         Vice President and Corporate Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002




Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Patricia M. Wersching      Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962



Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2015

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2015. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 24.88% by American Life Insurance Company ("ALICO"), 2.76% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, LLC and the rest by Third Parties.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.995% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.005% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. - 41.959% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 41.959% is owned by Inversiones MetLife Holdco Tres Limitada, 10.7% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9997% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.01% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    MetLife Securities, Inc. (DE)

F.    Enterprise General Insurance Agency, Inc. (DE)

G.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

H.    First MetLife Investors Insurance Company (NY)

I.    Newbury Insurance Company, Limited (DE)

J.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

K.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   MetLife Private Equity Holdings, LLC (DE)

      14.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      15.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      16.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      17.   MetLife Investments Asia Limited (Hong Kong)

      18. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      19. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      20.   New England Life Insurance Company (MA)

      21.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      22.   Corporate Real Estate Holdings, LLC (DE)

      23. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      24.   MetLife Tower Resources Group, Inc. (DE)

      25.   Headland-Pacific Palisades, LLC (CA)

      26. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      27.   WFP 1000 Holding Company GP, LLC (DE)

      28.   White Oak Royalty Company (OK)

      29.   500 Grant Street GP LLC (DE)

      30. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      31. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      32.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      33.   Euro CL Investments, LLC (DE)

      34.   MEX DF Properties, LLC (DE)

      35. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      36.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      37.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      38.   MLIC Asset Holdings LLC (DE)

      39.   85 Broad Street Mezzanine LLC (DE)

      40.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      41.   ML Bridgeside Apartments LLC (DE)

      42. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      43.   MLIC CB Holdings LLC (DE)

      44. LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      45.   The Worthington Series Trust (DE)

      46. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      47.   Oconee Hotel Company, LLC (DE)

      48.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      49.   1201 TAB Manager, LLC (DE)

      50. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

      51. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      52.   Ashton Southend GP, LLC (DE)

      53. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      54. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      55. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56.   Ardrey Kell Townhomes, LLC (DE)

      57.   Boulevard Residential, LLC (DE)

      58.   465 N. Park Drive, LLC (DE)

      59.   Ashton Judiciary Square, LLC (DE)

      60. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      61. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      62.   Marketplace Residences, LLC (DE)

      63.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      64.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      65.   Haskell East Village, LLC (DE)

      66. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      67.   ML Terraces, LLC (DE)

      68.   Chestnut Flats Wind, LLC (DE)

      69.   MetLife 425 MKT Member, LLC (DE)

      70.   MetLife OFC Member, LLC (DE)

      71. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      72. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      73. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

      74.   MetLife CB W/A, LLC (DE)

      75. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      76.   10700 Wilshire, LLC (DE)

      77.   Viridian Miracle Mile, LLC (DE)

      78. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

      79.   MetLife OBS Member, LLC (DE)

      80.   MetLife 1007 Stewart, LLC (DE)

      81. ML-AI MetLife Member 2, LLC (DE) - 82% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 18% by MetLife Insurance Company USA.

      82.   MetLife Treat Towers Member, LLC (DE)

      83.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      84. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

      85.   MetLife SP Holdings, LLC (DE)

      86.   Buford Logistics Center, LLC (DE)

      87.   ML North Brand Member, LLC (DE)

      88.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      89. MCPP Owners, LLC (DE) - 60.427% of MCPP Owners, LLC is owned by MLIC, 5.435% by MetLife Insurance Company USA, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, 13.278% MTL Leasing, LLC, and 18.641% by Daniel/MetLife Midtown Atlanta Master Limited Liability Company.

      90.   MetLife HCMJV 1 GP, LLC (DE)

      91.   MetLife HCMJV 1 LP, LLC (DE)

L.    MetLife Capital Trust IV (DE)

M.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Property Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      19.   ML 1065 Hotel, LLC

      20.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

N.    MetLife Reinsurance Company of South Carolina (SC)

O.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternative, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms at Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I & III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP Property Management, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP DMCBP Phase II Venture LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC.

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 29.2%, MetLife Insurance Company USA owns 9.7%, MetLife Insurance Co. of Korea, Ltd. owns 5.8%, MetLife Limited owns 3.1%, and Metropolitan Life Insurance Company of Hong Kong Limited owns .8%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

P.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Q.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

R.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

S.    MetLife Capital Trust X (DE)

T.    Cova Life Management Company (DE)

U.    MetLife Reinsurance Company of Charleston (SC)

V.    MetLife Reinsurance Company of Vermont (VT)

W.    Delaware American Life Insurance Company (DE)

X.    Federal Flood Certification LLC (TX)

Y.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe Limited (Ireland) - 95.78% of MetLife Europe Limited is owned by MetLife EU Holding Company Limited and 4.22% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance Limited (Ireland)- 93% of MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Limited (United Kingdom)

                       7)  MetLife Services, Sociedad Limitada (Spain)

                       8) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       9)  MetLife Solutions S.A.S. (France)

                       10) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           aa) Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                       11) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       12) MetLife Holdings (Cyprus) Limited (Cyprus)

                           aa) American Life Insurance Company (CY) Limited (Cyprus)

                                i) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) Limited and the remaining is owned by a third party.

                       13) MetLife Services EOOD (Bulgaria)

                       14) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       15) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       16) ALICO Funds Central Europe sprav. Spol., a.s.
                           (Slovakia)

                       17) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                       18) Metropolitan Life Training and Consulting S.R.L.
                           (Romania) - 99.99% of Metropolitan Life Training & Consulting S.R.L is owned by MetLife EU Holding Company Limited and the remaining 0.01% is owned by MetLife Global Holding Company II GmbH

                   vii.  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC, 16.2046% by ALICO and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.887% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC, 1.3014% by ALICO and 0.0001% by ITAS.

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury Limited
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Saengmyoung Insurance
                                               Co. Ltd. (also known as MetLife
                                               Insurance Company of Korea
                                               Limited) (South Korea)- 14.64%
                                               is owned by MetLife Mexico, S.A.
                                               and 85.36% is owned by
                                               Metropolitan Global Management,
                                               LLC.

                                         eee)  GlobalMKT S.A. (Uruguay)

                       14.   MetLife Asia Limited (Hong Kong)

                       15. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       17. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       18. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                 viii. MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 1% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1.    Fundacion MetLife Mexico, A.C. (Mexico)

                   ix. MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000029508% is owned by MetLife Global Holding
                       Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC

                   x. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

            b) Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

      3.    International Investment Holding Company Limited (Russia)

      4. MetLife Akcionarsko Drustvo za Zivotno Osiguranje u likvidaciji (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      5.    ALICO Management Services Limited (United Kingdom)

      6.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      7. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      8.    ALICO Operations LLC (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      9. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      10. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      11.   Alpha Properties, Inc. (USA-Delaware)

      12.   Beta Properties, Inc. (USA-Delaware)

      13.   Delta Properties Japan, Inc. (USA-Delaware)

      14.   Epsilon Properties Japan, Inc. (USA-Delaware)

      15.   Iris Properties, Inc. (USA-Delaware)

      16.   Kappa Properties Japan, Inc. (USA-Delaware)

      17. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

Z.   MetLife Global Benefits, Ltd. (Cayman Islands)

AA. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC

AB.   MetLife Consumer Services, Inc. (DE)

AC.   MetLife Reinsurance Company of Delaware (DE)

AD.   MetLife Global, Inc.

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2016, there were 208,823 owners of qualified contracts and 47,922 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).


ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a)        MetLife Investors Distribution Company

     1095 Avenue of the Americas
     New York, NY 10036

MetLife Investors Distribution Company serves as principal underwriter and distributor for the following investment companies (including the Registrant):
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   ----------------------
Elizabeth M. Forget                 Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard J. Nigro                Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Myles J. Lambert               Chairman, President and Chief Executive Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John G. Martinez       Vice President and Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647



Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington, DE 19801



Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company....... $568,720,128       $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(a) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


(b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

(c) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

(d) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

(e) MetLife, One Financial Center, Boston, MA 02111

(f) MetLife, 1095 Avenue of the Americas, New York, NY 10036


(g) MetLife, 200 Park Avenue, New York, NY 10166

ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph
           (a) - (d) of Rule 6c-7 have been complied with.


(e) The undersigned registrant represents that for its TSA variable annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.


(f) The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the "no-action" position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.


MetLife Insurance Company USA hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company USA under the Contracts.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Charlotte, and State of North Carolina, on this 6th day of April, 2016.


          MetLife of CT Separate Account Eleven for Variable Annuities
                                  (Registrant)


                         MetLife Insurance Company USA
                                  (Depositor)


                      By:          /s/ GREGORY E. ILLSON
                            ----------------------------------
                       Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 6th day of April, 2016.

     /s/ *ERIC T. STEIGERWALT         Director, Chairman of the Board, President and Chief
     ------------------------
                                      Executive Officer
      (Eric T. Steigerwalt)
        /s/ *ANANT BHALLA             Director, Senior Vice President and Chief Financial Officer
     ------------------------
          (Anant Bhalla)
      /s/ *PETER M. CARLSON           Executive Vice President and Chief Accounting Officer
     ------------------------
        (Peter M. Carlson)
       /s/ *MYLES LAMBERT             Director
     ------------------------
         (Myles Lambert)
       /s/ *KIERAN MULLINS            Director
     ------------------------
         (Kieran Mullins)

                     *By:            /s/ MICHELE H. ABATE
                                        ---------------------------------------
                       Michele H. Abate, Attorney-in-fact




* MetLife Insurance Company USA. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



7(f)(ii). Commutation and Release Agreement pertaining to the Guaranteed
       Minimum Death Benefit Reinsurance Agreements


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13     Powers of Attorney